UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

Fidelity®

Series Global ex U.S. Index

Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Actual	.20%	$ 1,000.00	$ 1,048.90	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Japan 15.7%
United Kingdom 13.4%
Canada 6.9%
France 6.7%
Switzerland 6.5%
Germany 6.4%
Australia 5.1%
Korea (South) 3.3%
Hong Kong 3.1%
Other* 32.9%

* Includes Short-Term investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Japan 14.5%
United Kingdom 13.2%
Canada 7.5%
Switzerland 6.3%
France 6.2%
Germany 5.8%
Australia 5.4%
Korea (South) 3.1%
Hong Kong 2.8%
Other* 35.2%

* Includes Short-Term investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.3	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.2	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1	1.1
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.0	1.1
Toyota Motor Corp. (Japan, Automobiles)	1.0	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.8	0.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.7	0.7
Bayer AG (Germany, Pharmaceuticals)	0.6	0.6
Sanofi SA (France, Pharmaceuticals)	0.6	0.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.6	0.6
	8.9
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.8	26.0
Consumer Discretionary	12.0	10.3
Industrials	9.7	10.4
Consumer Staples	9.4	9.2
Health Care	8.6	8.2
Materials	7.5	7.3
Information Technology	7.5	7.2
Energy	7.2	8.2
Telecommunication Services	5.3	5.4
Utilities	3.8	3.5

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 5.1%
AGL Energy Ltd.	103,871	$ 1,248,592
ALS Ltd.	61,749	257,519
Alumina Ltd.	337,054	412,094
Amcor Ltd.	183,425	1,963,925
AMP Ltd.	450,261	2,294,662
APA Group unit	171,677	1,304,223
Asciano Ltd.	151,749	793,772
ASX Ltd.	30,060	1,002,663
Aurizon Holdings Ltd.	330,214	1,267,377
Australia & New Zealand Banking Group Ltd.	417,680	11,234,751
Bank of Queensland Ltd.	53,916	555,517
Bendigo & Adelaide Bank Ltd.	66,134	632,732
BHP Billiton Ltd.	467,180	11,930,083
BHP Billiton Ltd. sponsored ADR	3,217	165,000
Boral Ltd.	116,773	584,945
Brambles Ltd.	237,610	2,036,394
Caltex Australia Ltd.	41,771	1,171,156
Cimic Group Ltd.	14,991	250,193
Coca-Cola Amatil Ltd.	89,325	725,959
Cochlear Ltd.	8,391	555,321
Commonwealth Bank of Australia	246,054	17,304,307
Computershare Ltd.	70,363	685,442
Crown Ltd.	54,435	560,434
CSL Ltd.	72,165	5,195,665
DEXUS Property Group unit	135,207	789,631
Federation Centres unit	213,465	498,330
Flight Centre Travel Group Ltd.	7,984	274,397
Fortescue Metals Group Ltd.	230,845	396,414
Goodman Group unit	262,854	1,300,059
Harvey Norman Holdings Ltd.	83,851	291,964
Healthscope Ltd.	167,168	375,699
Iluka Resources Ltd.	63,838	412,229
Incitec Pivot Ltd.	257,208	812,131
Insurance Australia Group Ltd.	357,814	1,645,137
Lend Lease Group unit	84,736	1,076,246
Macquarie Group Ltd.	44,093	2,720,607
Medibank Private Ltd. (a)	409,980	717,007
Mirvac Group unit	573,808	912,707
National Australia Bank Ltd.	358,178	10,422,242
Newcrest Mining Ltd. (a)	118,312	1,326,216
Novion Property Group unit	316,012	617,688
Orica Ltd.	58,129	929,208
Common Stocks - continued
	Shares	Value
Australia - continued
Origin Energy Ltd.	170,492	$ 1,718,866
Platinum Asset Management Ltd.	35,000	209,391
Qantas Airways Ltd. (a)	155,051	415,952
QBE Insurance Group Ltd.	208,115	2,256,278
Ramsay Health Care Ltd.	20,427	1,011,761
realestate.com.au Ltd.	8,162	305,059
Rio Tinto Ltd.	66,359	3,001,129
Santos Ltd.	153,671	1,009,343
Scentre Group unit	806,749	2,387,694
SEEK Ltd.	48,683	626,036
Sonic Healthcare Ltd.	59,684	938,479
SP AusNet unit	261,247	304,938
Stockland Corp. Ltd. unit	356,350	1,252,069
Suncorp Group Ltd.	195,749	2,031,592
Sydney Airport unit	158,749	677,124
Tabcorp Holdings Ltd.	124,213	478,701
Tatts Group Ltd.	212,153	678,265
Telstra Corp. Ltd.	646,837	3,188,978
The GPT Group unit	263,904	933,517
Toll Holdings Ltd.	105,870	752,346
TPG Telecom Ltd.	43,176	305,456
Transurban Group unit	275,166	2,160,106
Treasury Wine Estates Ltd.	95,770	422,137
Wesfarmers Ltd.	170,154	5,885,611
Westfield Corp. unit	300,054	2,243,881
Westpac Banking Corp.	461,807	13,268,023
Woodside Petroleum Ltd.	113,322	3,143,192
Woolworths Ltd.	192,025	4,479,751
WorleyParsons Ltd.	32,150	291,310
TOTAL AUSTRALIA		146,027,623
Austria - 0.1%
Andritz AG	10,760	629,963
Erste Group Bank AG	41,604	1,174,632
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG (a)	150,125	451,614
OMV AG	21,961	730,943
Raiffeisen International Bank-Holding AG	16,157	268,212
Vienna Insurance Group AG	6,790	270,207
Voestalpine AG	16,894	707,319
TOTAL AUSTRIA		4,232,890
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.9%
Experian PLC	150,678	$ 2,691,151
Glencore Xstrata PLC	1,693,386	8,044,552
Petrofac Ltd.	39,315	524,748
Randgold Resources Ltd.	13,733	1,045,091
Shire PLC	89,684	7,288,047
Wolseley PLC	39,473	2,334,607
WPP PLC	199,984	4,663,926
TOTAL BAILIWICK OF JERSEY		26,592,122
Belgium - 0.9%
Ageas	33,913	1,274,187
Anheuser-Busch InBev SA NV	122,060	14,860,603
Belgacom SA	23,586	878,457
Colruyt NV	10,524	497,391
Delhaize Group SA	12,195	981,702
Groupe Bruxelles Lambert SA	12,053	1,058,036
KBC Groep NV	37,087	2,440,076
Solvay SA Class A	9,151	1,347,439
Telenet Group Holding NV (a)	7,832	470,667
UCB SA	19,444	1,400,607
Umicore SA	15,992	794,909
TOTAL BELGIUM		26,004,074
Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)	356,000	551,187
Alibaba Pictures Group Ltd. (a)	600,000	296,495
Beijing Enterprises Water Group Ltd.	656,000	567,929
Brilliance China Automotive Holdings Ltd.	472,000	889,124
Cheung Kong Infrastructure Holdings Ltd.	94,000	798,034
China Gas Holdings Ltd.	300,000	531,833
China Resources Gas Group Ltd.	132,000	459,838
Cosco Pacific Ltd.	257,377	404,468
Credicorp Ltd. (United States)	10,361	1,580,571
First Pacific Co. Ltd.	362,078	351,308
GOME Electrical Appliances Holdings Ltd.	1,493,418	383,444
Haier Electronics Group Co. Ltd.	159,000	458,503
Hanergy Thin Film Power Group Ltd.	1,902,000	1,771,802
Kerry Properties Ltd.	97,000	396,733
Kunlun Energy Co. Ltd.	480,000	571,624
Li & Fung Ltd.	910,000	928,721
Nine Dragons Paper (Holdings) Ltd. (a)	233,000	190,896
Noble Group Ltd.	653,097	426,941
Common Stocks - continued
	Shares	Value
Bermuda - continued
NWS Holdings Ltd.	242,378	$ 412,795
Seadrill Ltd.	58,736	748,616
Shangri-La Asia Ltd.	178,000	271,000
Sihuan Pharmaceutical Holdings Group Ltd.	614,000	349,361
Yue Yuen Industrial (Holdings) Ltd.	113,000	430,099
TOTAL BERMUDA		13,771,322
Brazil - 1.0%
Ambev SA	652,930	4,104,447
B2W Companhia Global do Varejo (a)	18,300	166,239
Banco Bradesco SA	111,120	1,107,899
Banco do Brasil SA	127,900	1,130,021
Banco Santander SA (Brasil) unit	77,000	415,802
BB Seguridade Participacoes SA	108,300	1,267,056
BM&F BOVESPA SA	280,200	1,154,112
BR Malls Participacoes SA	64,600	351,629
Brasil Foods SA	90,800	1,940,796
CCR SA	130,600	719,547
Centrais Eletricas Brasileiras SA (Electrobras)	32,600	78,986
Cetip SA - Mercados Organizado	30,460	349,290
Cielo SA	123,516	1,719,332
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	42,100	248,720
Companhia Siderurgica Nacional SA (CSN)	88,800	237,845
Cosan SA Industria e Comercio	17,100	167,427
CPFL Energia SA	37,150	244,999
Cyrela Brazil Realty SA	34,600	134,705
Drogasil SA	32,500	368,908
Duratex SA	44,866	126,425
Ecorodovias Infraestrutura e Logistica SA	31,200	91,852
Embraer SA	84,300	657,512
Energias do Brasil SA	36,600	139,090
Estacio Participacoes SA	44,200	266,994
Fibria Celulose SA (a)	28,995	406,591
Hypermarcas SA (a)	53,100	350,364
JBS SA	108,900	561,677
Klabin SA unit	70,800	434,253
Kroton Educacional SA	203,392	742,565
Localiza Rent A Car SA	21,660	252,477
Lojas Americanas SA	14,375	62,978
Lojas Renner SA	20,400	711,270
M. Dias Branco SA	5,100	146,486
Common Stocks - continued
	Shares	Value
Brazil - continued
Multiplan Empreendimentos Imobiliarios SA	13,600	$ 239,234
Natura Cosmeticos SA	25,700	245,660
Odontoprev SA	34,800	121,276
Petroleo Brasileiro SA - Petrobras (ON)	384,011	1,816,212
Porto Seguro SA	16,600	207,655
Qualicorp SA (a)	30,000	246,934
Souza Cruz SA	56,500	515,691
Sul America SA unit	25,242	118,965
Terna Participacoes SA unit	12,000	78,979
TIM Participacoes SA	115,703	370,578
Totvs SA	18,000	207,962
Tractebel Energia SA (a)	27,200	322,289
Ultrapar Participacoes SA	50,900	1,171,412
Vale SA	177,100	1,331,358
Vale SA sponsored ADR	26,400	202,752
Via Varejo SA unit (a)	18,900	118,558
Weg SA	83,520	444,911
TOTAL BRAZIL		28,618,720
Canada - 6.9%
Agnico Eagle Mines Ltd. (Canada)	32,572	985,934
Agrium, Inc.	21,916	2,270,617
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	63,509	2,430,871
AltaGas Ltd. (e)	20,882	709,625
ARC Resources Ltd. (e)	47,610	974,298
ATCO Ltd. Class I (non-vtg.)	11,317	428,949
Bank of Montreal	98,106	6,409,213
Bank of Nova Scotia	182,724	10,075,945
Barrick Gold Corp.	177,667	2,309,008
Baytex Energy Corp. (e)	31,679	618,876
BCE, Inc.	23,091	1,017,994
BlackBerry Ltd. (a)	73,658	747,874
Bombardier, Inc. Class B (sub. vtg.)	208,579	421,826
Brookfield Asset Management, Inc. Class A	83,800	4,512,628
CAE, Inc.	39,319	487,862
Cameco Corp.	59,332	1,043,535
Canadian Imperial Bank of Commerce	60,332	4,844,562
Canadian National Railway Co.	122,190	7,889,433
Canadian Natural Resources Ltd.	162,438	5,397,546
Canadian Oil Sands Ltd.	72,489	787,676
Canadian Pacific Railway Ltd.	25,490	4,859,896
Canadian Tire Ltd. Class A (non-vtg.)	11,185	1,184,692
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian Utilities Ltd. Class A (non-vtg.)	18,393	$ 597,601
Catamaran Corp. (a)	29,938	1,777,670
Cenovus Energy, Inc.	126,094	2,375,563
CGI Group, Inc. Class A (sub. vtg.) (a)	34,273	1,442,506
CI Financial Corp.	34,158	1,003,931
Constellation Software, Inc.	2,712	1,063,221
Constellation Software, Inc. rights 9/15/15 (a)	2,712	809
Crescent Point Energy Corp. (e)	64,645	1,688,325
Dollarama, Inc.	19,448	1,116,749
Eldorado Gold Corp.	105,473	525,398
Empire Co. Ltd. Class A (non-vtg.)	8,634	623,809
Enbridge, Inc.	127,253	6,651,118
Encana Corp.	127,377	1,808,511
Enerplus Corp.	31,673	400,605
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,179	1,736,395
Finning International, Inc.	25,278	517,921
First Capital Realty, Inc.	14,550	241,194
First Quantum Minerals Ltd.	92,983	1,424,224
Fortis, Inc.	41,939	1,365,060
Franco-Nevada Corp.	24,070	1,249,685
George Weston Ltd.	7,792	643,639
Gildan Activewear, Inc.	35,538	1,126,376
Goldcorp, Inc.	124,018	2,334,396
Great-West Lifeco, Inc.	44,786	1,373,833
H&R REIT/H&R Finance Trust	19,589	375,869
Husky Energy, Inc.	53,498	1,196,333
IGM Financial, Inc. (e)	15,068	569,874
Imperial Oil Ltd.	45,569	2,008,586
Industrial Alliance Insurance and Financial Services, Inc.	15,907	578,928
Intact Financial Corp.	20,139	1,551,195
Inter Pipeline Ltd. (e)	49,982	1,309,102
Jean Coutu Group, Inc. Class A (sub. vtg.)	12,000	233,535
Keyera Corp.	25,286	890,092
Kinross Gold Corp. (a)	167,075	405,744
Loblaw Companies Ltd.	34,715	1,764,667
Magna International, Inc. Class A (sub. vtg.)	63,006	3,175,106
Manulife Financial Corp. (e)	292,481	5,323,566
MEG Energy Corp. (a)	23,319	449,758
Methanex Corp.	14,069	846,705
Metro, Inc. Class A (sub. vtg.)	38,094	1,101,300
National Bank of Canada	50,044	2,022,085
New Gold, Inc. (a)	74,579	250,348
Common Stocks - continued
	Shares	Value
Canada - continued
Onex Corp. (sub. vtg.)	13,746	$ 827,722
Open Text Corp.	18,968	958,383
Paramount Resources Ltd. Class A (a)	8,703	257,447
Pembina Pipeline Corp. (e)	51,510	1,792,710
Peyto Exploration & Development Corp.	21,877	635,911
Potash Corp. of Saskatchewan, Inc.	126,341	4,125,848
Power Corp. of Canada (sub. vtg.) (e)	56,980	1,565,592
Power Financial Corp.	37,057	1,146,264
PrairieSky Royalty Ltd. (e)	19,738	541,997
Restaurant Brands International, Inc.	26,524	1,082,285
RioCan (REIT)	19,712	487,858
Rogers Communications, Inc. Class B (non-vtg.)	55,199	1,971,883
Royal Bank of Canada	217,089	14,414,422
Saputo, Inc.	37,964	1,124,918
Shaw Communications, Inc. Class B	60,757	1,388,875
Silver Wheaton Corp.	61,747	1,218,051
SNC-Lavalin Group, Inc.	19,921	718,246
Sun Life Financial, Inc.	93,282	2,985,179
Suncor Energy, Inc.	219,316	7,142,085
Talisman Energy, Inc.	160,217	1,278,815
Teck Resources Ltd. Class B (sub. vtg.)	87,694	1,329,402
TELUS Corp.	30,137	1,042,368
The Toronto-Dominion Bank	276,746	12,776,421
Thomson Reuters Corp.	54,908	2,255,938
Tourmaline Oil Corp. (a)	25,774	889,539
TransAlta Corp.	40,795	405,752
TransCanada Corp.	105,128	4,879,542
Turquoise Hill Resources Ltd. (a)	122,991	515,818
Valeant Pharmaceuticals International (Canada) (a)	48,223	10,457,177
Vermilion Energy, Inc. (e)	15,822	761,659
West Fraser Timber Co. Ltd.	11,005	566,258
Yamana Gold, Inc.	142,471	544,377
TOTAL CANADA		199,638,934
Cayman Islands - 1.4%
AAC Technology Holdings, Inc.	109,000	578,714
Anta Sports Products Ltd.	148,000	326,150
ASM Pacific Technology Ltd.	36,200	405,411
Belle International Holdings Ltd.	728,000	936,470
Chailease Holding Co. Ltd.	138,440	380,161
China Huishan Dairy Hld Co. Ltd.	880,000	188,477
China Medical System Holdings Ltd.	160,000	282,819
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Mengniu Dairy Co. Ltd.	213,000	$ 1,078,665
China Resources Cement Holdings Ltd.	289,035	184,596
China Resources Land Ltd.	384,465	1,401,337
China State Construction International Holdings Ltd.	260,000	502,519
CK Hutchison Holdings Ltd.	211,000	4,587,223
Country Garden Holdings Co. Ltd.	843,537	457,110
ENN Energy Holdings Ltd.	118,000	852,585
Evergrande Real Estate Group Ltd.	870,000	825,038
GCL-Poly Energy Holdings Ltd. (a)	1,524,000	462,083
Geely Automobile Holdings Ltd.	805,000	454,923
Haitian International Holdings Ltd.	99,000	246,780
Hengan International Group Co. Ltd.	113,500	1,402,907
Kingboard Chemical Holdings Ltd.	102,100	186,533
Kingsoft Corp. Ltd.	95,000	373,232
Lee & Man Paper Manufacturing Ltd.	194,000	110,384
Longfor Properties Co. Ltd.	235,500	410,197
MGM China Holdings Ltd.	144,800	274,633
New World China Land Ltd.	382,000	259,742
Sands China Ltd.	371,600	1,522,253
Semiconductor Manufacturing International Corp. (a)	3,746,000	412,834
Shenzhou International Group Holdings Ltd.	83,000	391,411
Shimao Property Holdings Ltd.	205,500	486,802
Shui On Land Ltd.	560,170	181,410
Sino Biopharmaceutical Ltd.	440,000	504,119
SOHO China Ltd.	328,000	249,262
Tencent Holdings Ltd.	784,500	16,191,202
Tingyi (Cayman Islands) Holding Corp.	290,000	612,886
TPK Holding Co. Ltd.	34,496	215,135
Uni-President China Holdings Ltd.	190,020	153,721
Want Want China Holdings Ltd.	924,000	1,014,540
WH Group Ltd. (a)	554,000	387,415
Wynn Macau Ltd.	249,200	507,367
Zhen Ding Technology Holding Ltd.	45,230	158,023
TOTAL CAYMAN ISLANDS		40,157,069
Chile - 0.3%
AES Gener SA	390,161	227,724
Aguas Andinas SA	397,551	234,026
Banco de Chile	3,483,288	403,769
Banco de Credito e Inversiones	4,850	241,846
Banco Santander Chile	9,725,298	519,933
Cencosud SA	196,745	509,835
Common Stocks - continued
	Shares	Value
Chile - continued
Colbun SA	1,161,948	$ 350,779
Compania Cervecerias Unidas SA	22,736	244,723
Compania de Petroleos de Chile SA (COPEC)	68,185	785,134
CorpBanca SA	20,363,675	230,687
Empresa Nacional de Electricidad SA	523,210	804,938
Empresa Nacional de Telecomunicaciones SA (ENTEL)	18,401	207,431
Empresas CMPC SA	185,467	526,973
Enersis SA	3,039,048	1,058,313
LATAM Airlines Group SA (a)	47,807	459,507
S.A.C.I. Falabella	151,134	1,183,523
Sonda SA	70,000	165,372
Vina Concha y Toro SA	59,320	120,803
TOTAL CHILE		8,275,316
China - 3.0%
Agricultural Bank of China Ltd. (H Shares)	3,289,000	1,858,684
Air China Ltd. (H Shares)	266,000	321,237
Aluminum Corp. of China Ltd. (H Shares) (a)	604,000	389,704
Anhui Conch Cement Co. Ltd. (H Shares)	182,500	741,722
AviChina Industry & Technology Co. Ltd. (H Shares)	356,000	405,122
Bank Communications Co. Ltd. (H Shares)	1,352,200	1,390,486
Bank of China Ltd. (H Shares)	12,095,024	8,317,665
BBMG Corp. (H Shares)	171,500	212,866
Beijing Capital International Airport Co. Ltd. (H Shares)	312,000	332,911
BYD Co. Ltd. (H Shares)	95,000	577,927
CGN Power Co. Ltd.	786,000	442,157
China Cinda Asset Management Co. Ltd. (H Shares) (a)	778,000	463,755
China CITIC Bank Corp. Ltd. (H Shares)	1,276,293	1,160,933
China CNR Corp. Ltd. (H Shares) (a)	268,000	549,793
China Coal Energy Co. Ltd. (H Shares)	614,000	404,815
China Communications Construction Co. Ltd. (H Shares)	687,000	1,256,899
China Communications Services Corp. Ltd. (H Shares)	342,000	193,271
China Construction Bank Corp. (H Shares)	10,990,649	10,706,260
China Cosco Holdings Co. Ltd. (H Shares) (a)	359,500	332,108
China Everbright Bank Co. Ltd. (H Shares)	382,000	259,742
China Galaxy Securities Co. Ltd. (H Shares)	237,500	390,392
China International Marine Containers (Group) Ltd. (H Shares)	75,200	203,268
China Life Insurance Co. Ltd. (H Shares)	1,133,000	5,498,771
China Longyuan Power Grid Corp. Ltd. (H Shares)	443,000	552,139
China Merchants Bank Co. Ltd. (H Shares)	679,691	2,056,467
China Minsheng Banking Corp. Ltd. (H Shares)	964,860	1,416,687
China National Building Materials Co. Ltd. (H Shares)	424,000	516,423
Common Stocks - continued
	Shares	Value
China - continued
China Oilfield Services Ltd. (H Shares)	268,000	$ 553,251
China Pacific Insurance Group Co. Ltd. (H Shares)	402,600	2,197,261
China Petroleum & Chemical Corp. (H Shares)	3,899,800	3,680,500
China Railway Construction Corp. Ltd. (H Shares)	297,000	594,724
China Railway Group Ltd. (H Shares)	591,000	832,679
China Shenhua Energy Co. Ltd. (H Shares)	523,000	1,359,704
China Shipping Container Lines Co. Ltd. (H Shares) (a)	594,000	336,448
China Telecom Corp. Ltd. (H Shares)	2,134,000	1,588,685
China Vanke Co. Ltd. (H Shares) (a)	193,500	515,547
Chongqing Changan Automobile Co. Ltd. (B Shares)	126,000	412,926
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	348,000	311,606
CITIC Securities Co. Ltd. (H Shares)	157,000	698,854
CSR Corp. Ltd. (H Shares)	300,000	580,604
Datang International Power Generation Co. Ltd. (H Shares)	416,000	244,752
Dongfeng Motor Group Co. Ltd. (H Shares)	400,000	667,824
Great Wall Motor Co. Ltd. (H Shares)	160,000	1,221,075
Guangzhou Automobile Group Co. Ltd. (H Shares)	321,376	350,379
Guangzhou R&F Properties Co. Ltd. (H Shares)	148,000	189,427
Haitong Securities Co. Ltd. (H Shares)	198,800	652,787
Huadian Power International Corp. Ltd. (H Shares)	240,000	265,994
Huaneng Power International, Inc. (H Shares)	522,000	740,310
Industrial & Commercial Bank of China Ltd. (H Shares)	11,233,008	9,744,195
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	150,200	228,604
Jiangsu Expressway Co. Ltd. (H Shares)	178,000	245,278
Jiangxi Copper Co. Ltd. (H Shares)	194,000	402,490
New China Life Insurance Co. Ltd. (H Shares)	116,500	723,752
People's Insurance Co. of China Group (H Shares)	968,000	673,181
PetroChina Co. Ltd. (H Shares)	3,222,000	4,155,620
PICC Property & Casualty Co. Ltd. (H Shares)	535,334	1,190,775
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	397,500	5,713,336
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	264,000	244,566
Shanghai Electric Group Co. Ltd. (H Shares)	412,000	421,008
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	58,000	221,133
Shanghai Pharma Holding Co. Ltd. (H Shares)	101,000	315,358
Sinopec Engineering Group Co. Ltd. (H Shares) (f)	169,000	182,943
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	510,000	308,610
Sinopharm Group Co. Ltd. (H Shares)	176,800	841,736
Sinotrans Ltd. (H Shares)	277,000	212,649
Tsingtao Brewery Co. Ltd. (H Shares)	52,000	331,099
Weichai Power Co. Ltd. (H Shares)	72,200	287,382
Yanzhou Coal Mining Co. Ltd. (H Shares)	262,000	261,986
Zhejiang Expressway Co. Ltd. (H Shares)	210,000	334,350
Common Stocks - continued
	Shares	Value
China - continued
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	77,000	$ 658,676
Zijin Mining Group Co. Ltd. (H Shares)	1,023,000	394,652
ZTE Corp. (H Shares)	87,280	294,479
TOTAL CHINA		87,335,399
Colombia - 0.1%
Almacenes Exito SA (a)	29,767	319,414
Cementos Argos SA	60,542	257,215
Cemex Latam Holdings SA (a)	23,421	130,772
Corporacion Financiera Colombiana SA	12,426	199,797
Ecopetrol SA	739,838	630,508
Grupo de Inversiones Suramerica SA	34,990	574,941
Interconexion Electrica SA ESP	58,392	196,111
Inversiones Argos SA	43,364	340,431
Isagen SA	120,787	161,506
TOTAL COLOMBIA		2,810,695
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	23,756	617,633
Komercni Banka A/S	2,231	497,528
Telefonica Czech Rep A/S	12,712	104,377
TOTAL CZECH REPUBLIC		1,219,538
Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	619	1,193,368
Series B	1,058	2,099,690
Carlsberg A/S Series B	16,468	1,501,364
Coloplast A/S Series B	17,135	1,398,630
Danske Bank A/S	99,450	2,820,470
DSV de Sammensluttede Vognmaend A/S	26,438	917,126
ISS Holdings A/S	18,709	631,970
Novo Nordisk A/S:
Series B	285,447	16,025,187
Series B sponsored ADR	18,490	1,040,432
Novozymes A/S Series B	36,646	1,690,719
Pandora A/S	17,592	1,818,336
TDC A/S	121,110	922,060
Tryg A/S	3,255	353,475
Vestas Wind Systems A/S	34,311	1,556,260
William Demant Holding A/S (a)	3,448	282,227
TOTAL DENMARK		34,251,314
Common Stocks - continued
	Shares	Value
Egypt - 0.1%
Commercial International Bank SAE	98,030	$ 713,186
Commercial International Bank SAE sponsored GDR	32,139	221,831
Global Telecom Holding (a)	361,388	152,038
Global Telecom Holding GDR (a)	10,000	21,791
Talaat Moustafa Group Holding	144,904	188,203
Telecom Egypt SAE	50,671	65,281
TOTAL EGYPT		1,362,330
Finland - 0.6%
Elisa Corp. (A Shares)	21,041	644,597
Fortum Corp.	68,248	1,347,721
Kone Oyj (B Shares)	47,751	2,054,326
Metso Corp.	17,009	483,505
Neste Oil Oyj	18,717	509,066
Nokia Corp.	545,424	3,680,212
Nokian Tyres PLC	17,126	556,527
Orion Oyj (B Shares)	15,822	517,364
Sampo Oyj (A Shares)	67,506	3,270,955
Stora Enso Oyj (R Shares)	82,488	868,044
UPM-Kymmene Corp.	81,440	1,473,621
Wartsila Corp.	22,877	1,049,597
TOTAL FINLAND		16,455,535
France - 6.6%
Accor SA	31,955	1,752,247
Aeroports de Paris	4,333	534,136
Air Liquide SA	19,339	2,529,163
Air Liquide SA (a)	20,240	2,641,181
Alcatel-Lucent SA (a)	402,978	1,399,144
Alstom SA (a)	32,107	1,008,620
Arkema SA	9,649	776,487
Atos Origin SA	12,607	985,378
AXA SA	268,765	6,795,952
BIC SA	4,474	764,300
BNP Paribas SA	161,125	10,175,255
Bollore Group	131,489	751,466
Bouygues SA (e)	24,886	1,027,411
Bureau Veritas SA	39,457	929,117
Cap Gemini SA	21,907	1,951,816
Carrefour SA	87,611	3,020,731
Casino Guichard Perrachon SA	8,570	757,824
Christian Dior SA	8,348	1,632,043
Common Stocks - continued
	Shares	Value
France - continued
CNP Assurances	26,130	$ 469,647
Compagnie de St. Gobain	68,514	3,113,762
Credit Agricole SA	156,819	2,439,847
Danone SA (e)	87,793	6,352,892
Dassault Systemes SA	19,703	1,518,242
Edenred SA	30,798	825,675
EDF SA (a)	14,200	360,606
EDF SA (a)	9,060	230,077
EDF SA	12,640	321,623
Essilor International SA	30,983	3,774,662
Eurazeo SA	5,637	403,495
Eutelsat Communications	24,072	839,257
Fonciere des Regions	4,396	416,163
GDF Suez (e)	219,684	4,469,779
Gecina SA (e)	4,258	583,954
Groupe Eurotunnel SA	72,477	1,161,992
Hermes International SCA	4,049	1,526,996
ICADE	5,448	473,844
Iliad SA	3,895	915,366
Imerys SA	5,162	392,894
JCDecaux SA	10,368	409,578
Kering SA (e)	11,486	2,124,184
Klepierre SA	26,535	1,287,098
L'Oreal SA	8,931	1,700,756
L'Oreal SA (a)	14,100	2,685,103
L'Oreal SA (e)	15,055	2,873,110
Lafarge SA (a)	10,300	751,787
Lafarge SA (a)	7,503	547,637
Lafarge SA (Bearer)	10,694	780,287
Lagardere S.C.A. (Reg.)	17,439	559,808
Legrand SA	40,405	2,336,329
LVMH Moet Hennessy - Louis Vuitton SA	42,378	7,410,485
Michelin CGDE Series B	28,256	3,150,992
Natixis SA	138,517	1,146,570
Numericable Group SA (a)	15,200	843,904
Orange SA	281,906	4,643,367
Pernod Ricard SA	32,220	4,004,427
Peugeot Citroen SA (a)	60,507	1,143,922
Publicis Groupe SA	28,534	2,393,163
Remy Cointreau SA	3,349	251,962
Renault SA	29,273	3,080,038
Rexel SA	41,412	780,478
Common Stocks - continued
	Shares	Value
France - continued
Safran SA (e)	44,466	$ 3,249,013
Sanofi SA	172,817	17,591,131
Sanofi SA sponsored ADR	11,693	591,081
Schneider Electric SA (e)	79,843	5,968,139
SCOR SE	22,499	809,779
Societe Generale Series A	110,285	5,513,666
Sodexo SA (a)	6,008	606,260
Sodexo SA (a)	1,778	179,416
Sodexo SA (a)	6,301	637,599
Suez Environnement SA	44,551	908,632
Technip SA (e)	15,397	1,049,654
Thales SA	14,447	879,473
Total SA	310,241	16,799,539
Total SA sponsored ADR	13,548	732,947
Unibail-Rodamco	14,856	4,101,898
Valeo SA	11,527	1,848,006
Vallourec SA	16,845	397,219
Veolia Environnement SA (e)	59,332	1,255,466
VINCI SA (e)	72,614	4,453,760
Vivendi SA	184,351	4,621,441
Wendel SA	4,666	573,093
Zodiac Aerospace	27,708	1,017,528
TOTAL FRANCE		188,712,769
Germany - 6.0%
adidas AG (e)	31,877	2,611,872
Allianz SE (e)	68,592	11,675,370
Axel Springer Verlag AG	6,043	337,128
BASF AG (e)	139,751	13,883,986
Bayer AG	125,787	18,104,851
Bayerische Motoren Werke AG (BMW)	50,464	5,952,968
Beiersdorf AG	15,551	1,352,715
Brenntag AG	23,740	1,424,416
Celesio AG	9,036	268,138
Commerzbank AG (a)	147,847	1,994,589
Continental AG (e)	16,736	3,922,162
Daimler AG (Germany)	146,351	14,071,176
Deutsche Annington Immobilien SE	52,564	1,764,317
Deutsche Bank AG	202,944	6,490,524
Deutsche Boerse AG	29,319	2,429,485
Deutsche Lufthansa AG	33,599	463,386
Deutsche Post AG	146,790	4,833,538
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Telekom AG	482,314	$ 8,865,246
Deutsche Wohnen AG (Bearer)	44,124	1,157,358
E.ON AG (e)	304,400	4,738,904
Fraport AG Frankfurt Airport Services Worldwide	5,516	348,883
Fresenius Medical Care AG & Co. KGaA	30,656	2,576,382
Fresenius Medical Care AG & Co. KGaA sponsored ADR	4,913	206,199
Fresenius SE & Co. KGaA	57,672	3,431,077
GEA Group AG	28,138	1,351,354
Hannover Reuck SE	9,373	952,772
HeidelbergCement Finance AG	21,540	1,653,421
Henkel AG & Co. KGaA	18,106	1,834,056
Hugo Boss AG	10,214	1,256,838
Infineon Technologies AG	172,102	2,023,359
K&S AG	26,635	868,286
Kabel Deutschland Holding AG (a)	3,281	439,709
Lanxess AG	13,576	724,614
Linde AG	28,235	5,517,394
MAN SE	5,670	615,157
Merck KGaA	19,731	2,127,103
Metro AG	24,966	904,890
Muenchener Rueckversicherungs AG	26,180	5,110,272
OSRAM Licht AG	13,427	707,386
ProSiebenSat.1 Media AG	33,414	1,708,364
RWE AG	72,323	1,797,186
SAP AG	133,714	10,104,101
Siemens AG	114,619	12,468,475
Siemens AG sponsored ADR	2,955	321,474
Symrise AG	18,996	1,151,792
Telefonica Deutschland Holding AG	88,227	546,797
Thyssenkrupp AG	69,201	1,838,632
TUI AG	26,331	490,834
TUI AG	33,454	623,806
United Internet AG	19,074	852,780
Volkswagen AG (e)	4,382	1,110,022
TOTAL GERMANY		172,005,544
Greece - 0.1%
Alpha Bank AE (a)	576,027	201,843
EFG Eurobank Ergasias SA (a)	1,238,705	188,569
Folli Follie SA	5,021	151,402
Greek Organization of Football Prognostics SA	31,889	285,294
Hellenic Telecommunications Organization SA (a)	36,720	333,782
Common Stocks - continued
	Shares	Value
Greece - continued
Jumbo SA	15,270	$ 156,783
National Bank of Greece SA (a)	232,470	325,954
Piraeus Bank SA (a)	318,337	142,073
Public Power Corp. of Greece (a)	15,720	105,739
Titan Cement Co. SA (Reg.)	6,335	159,777
TOTAL GREECE		2,051,216
Hong Kong - 3.1%
AIA Group Ltd.	1,831,600	12,241,309
Bank of East Asia Ltd.	193,955	843,332
Beijing Enterprises Holdings Ltd.	76,000	696,209
BOC Hong Kong (Holdings) Ltd.	558,000	2,170,646
Cathay Pacific Airways Ltd.	177,000	456,285
China Agri-Industries Holdings Ltd.	272,382	155,686
China Everbright International Ltd.	364,000	681,923
China Everbright Ltd.	120,000	398,681
China Merchants Holdings International Co. Ltd.	182,712	830,986
China Mobile Ltd.	931,500	13,304,881
China Overseas Land and Investment Ltd.	626,000	2,620,937
China Resources Enterprise Ltd.	180,000	552,735
China Resources Power Holdings Co. Ltd.	304,000	919,780
China South City Holdings Ltd.	386,000	170,824
China Taiping Insurance Group Ltd. (a)	165,665	618,795
China Unicom Ltd.	916,000	1,720,367
CITIC Pacific Ltd.	331,000	663,661
CLP Holdings Ltd.	287,500	2,520,547
CNOOC Ltd.	2,733,000	4,660,345
CSPC Pharmaceutical Group Ltd.	436,000	453,408
Far East Horizon Ltd.	192,000	203,629
Fosun International Ltd.	255,500	639,529
Franshion Properties China Ltd.	550,000	222,823
Galaxy Entertainment Group Ltd.	358,000	1,732,135
Guangdong Investment Ltd.	368,000	549,824
Hang Lung Properties Ltd.	336,000	1,137,984
Hang Seng Bank Ltd.	116,300	2,270,315
Henderson Land Development Co. Ltd.	161,236	1,296,037
HKT Trust/HKT Ltd. unit	389,640	521,829
Hong Kong & China Gas Co. Ltd.	958,494	2,287,856
Hong Kong Exchanges and Clearing Ltd.	168,790	6,459,298
Hutchison Whampoa Ltd.	324,000	4,773,958
Hysan Development Co. Ltd.	94,434	437,412
Lenovo Group Ltd.	1,022,000	1,766,946
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Link (REIT)	350,730	$ 2,178,897
MTR Corp. Ltd.	216,324	1,066,192
New World Development Co. Ltd.	780,515	1,037,256
PCCW Ltd.	601,690	401,357
Power Assets Holdings Ltd.	211,000	2,135,713
Shanghai Industrial Holdings Ltd.	76,000	303,978
Sino Land Ltd.	467,002	825,480
Sino-Ocean Land Holdings Ltd.	494,913	413,782
SJM Holdings Ltd.	294,000	374,397
Sun Art Retail Group Ltd.	357,000	368,029
Sun Hung Kai Properties Ltd.	256,583	4,273,873
Swire Pacific Ltd. (A Shares)	98,000	1,326,383
Swire Properties Ltd.	184,800	636,621
Techtronic Industries Co. Ltd.	215,000	764,236
Wharf Holdings Ltd.	232,000	1,677,765
Wheelock and Co. Ltd.	135,000	762,914
Yuexiu Property Co. Ltd.	968,000	237,299
TOTAL HONG KONG		89,765,084
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	6,556	364,654
OTP Bank PLC	33,062	733,749
Richter Gedeon PLC	19,836	334,364
TOTAL HUNGARY		1,432,767
India - 1.4%
ABB Ltd. India	4	84
ACC Ltd.	7,204	162,529
Adani Enterprises Ltd.	21,710	230,329
Adani Ports & Special Economic Zone	70,403	351,806
Aditya Birla Nuvo Ltd.	4,881	120,436
Ambuja Cements Ltd.	105,354	385,290
Apollo Hospitals Enterprise Ltd. (a)	10,824	193,689
Asian Paints India Ltd.	41,352	496,144
Aurobindo Pharma Ltd.	18,843	381,218
Bajaj Auto Ltd. (a)	11,723	359,478
Bharat Heavy Electricals Ltd.	84,633	317,036
Bharat Petroleum Corp. Ltd. (a)	27,060	325,647
Bharti Airtel Ltd. (a)	93,887	563,047
Bosch Ltd. (a)	1,100	389,537
Cairn India Ltd.	63,221	212,353
Cipla Ltd.	49,551	495,918
Common Stocks - continued
	Shares	Value
India - continued
Coal India Ltd.	102,769	$ 586,637
Dabur India Ltd.	72,890	288,932
Divi's Laboratories Ltd. (a)	6,326	171,565
DLF Ltd. (a)	61,103	131,201
Dr. Reddy's Laboratories Ltd. (a)	17,996	936,230
GAIL India Ltd. (a)	44,294	251,136
GlaxoSmithKline Consumer Healthcare Ltd.	1,444	142,447
Godrej Consumer Products Ltd.	17,095	282,932
HCL Technologies Ltd.	75,238	1,042,537
Hero Motocorp Ltd.	9,086	332,984
Hindalco Industries Ltd. (a)	160,864	325,537
Hindustan Unilever Ltd.	115,424	1,544,522
Housing Development Finance Corp. Ltd.	227,293	4,184,775
ICICI Bank Ltd. (a)	186,410	973,369
Idea Cellular Ltd. (a)	155,353	427,817
Indiabulls Wholesale Services Ltd. (a)	510	103
Infosys Ltd.	137,725	4,201,856
ITC Ltd. (a)	340,985	1,729,669
Jindal Steel & Power Ltd.	52,606	115,564
JSW Steel Ltd.	11,042	161,978
Larsen & Toubro Ltd. (a)	48,280	1,239,371
LIC Housing Finance Ltd.	38,991	263,866
Mahindra & Mahindra Financial Services Ltd.	37,247	156,877
Mahindra & Mahindra Ltd. (a)	52,176	940,105
Motherson Sumi Systems Ltd.	28,000	222,136
Nestle India Ltd.	3,222	333,244
NTPC Ltd.	253,922	600,564
Oil & Natural Gas Corp. Ltd.	111,356	532,706
Oil India Ltd.	19,141	137,892
Piramal Enterprises Ltd. (a)	8,774	129,523
Power Finance Corp. Ltd.	37,726	157,707
Reliance Communication Ltd. (a)	125,345	119,334
Reliance Industries Ltd.	197,762	2,683,654
Reliance Infrastructure Ltd. (a)	13,719	89,484
Rural Electrification Corp. Ltd. (a)	41,641	204,150
Sesa Sterlite Ltd.	172,390	566,711
Shriram Transport Finance Co. Ltd.	21,101	322,038
Siemens India Ltd. (a)	11,421	244,567
State Bank of India	227,009	963,618
Sun Pharmaceutical Industries Ltd. (a)	128,564	1,899,397
Tata Consultancy Services Ltd.	71,416	2,768,749
Tata Motors Ltd. (a)	118,104	946,313
Common Stocks - continued
	Shares	Value
India - continued
Tata Power Co. Ltd. (a)	152,066	$ 181,385
Tata Steel Ltd.	41,401	234,766
Tech Mahindra Ltd.	31,792	310,852
Ultratech Cemco Ltd. (a)	4,917	206,754
United Breweries Ltd. (a)	9,567	140,371
United Spirits Ltd. (a)	9,937	520,738
Wipro Ltd.	94,283	796,094
Zee Entertainment Enterprises Ltd.	75,826	372,342
TOTAL INDIA		41,101,640
Indonesia - 0.5%
PT Adaro Energy Tbk	2,207,000	148,978
PT Astra Agro Lestari Tbk	61,200	96,079
PT Astra International Tbk	3,090,800	1,633,325
PT Bank Central Asia Tbk	1,870,900	1,944,870
PT Bank Danamon Indonesia Tbk Series A	484,213	148,299
PT Bank Mandiri (Persero) Tbk	1,426,600	1,173,437
PT Bank Negara Indonesia (Persero) Tbk	1,092,389	541,454
PT Bank Rakyat Indonesia Tbk	1,688,600	1,514,366
PT Bumi Serpong Damai Tbk	1,100,300	158,307
PT Charoen Pokphand Indonesia Tbk	1,104,400	241,541
PT Global Mediacom Tbk	1,025,500	122,625
PT Gudang Garam Tbk	72,600	280,039
PT Indo Tambangraya Megah Tbk	70,200	68,237
PT Indocement Tunggal Prakarsa Tbk	223,000	361,273
PT Indofood CBP Sukses Makmur Tbk	169,300	172,402
PT Indofood Sukses Makmur Tbk	641,000	333,790
PT Jasa Marga Tbk	299,600	143,300
PT Kalbe Farma Tbk	3,101,000	429,415
PT Lippo Karawaci Tbk	3,015,400	275,660
PT Matahari Department Store Tbk	311,300	420,270
PT Media Nusantara Citra Tbk	766,700	130,420
PT Perusahaan Gas Negara Tbk Series B	1,610,900	509,523
PT Semen Gresik (Persero) Tbk	438,800	423,144
PT Surya Citra Media Tbk	920,000	205,824
PT Tambang Batubara Bukit Asam Tbk	130,100	93,843
PT Telkomunikasi Indonesia Tbk Series B	7,685,500	1,545,718
PT Tower Bersama Infrastructure Tbk	283,200	185,159
PT Unilever Indonesia Tbk	241,400	793,338
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT United Tractors Tbk	254,612	$ 420,343
PT XL Axiata Tbk	422,200	131,423
TOTAL INDONESIA		14,646,402
Ireland - 0.3%
Bank of Ireland (a)	4,238,934	1,638,662
CRH PLC	119,147	3,347,753
James Hardie Industries PLC CDI	69,782	806,793
Kerry Group PLC Class A	24,548	1,805,564
Ryanair Holdings PLC	5,111	59,947
TOTAL IRELAND		7,658,719
Isle of Man - 0.0%
Genting Singapore PLC	964,800	747,370
Israel - 0.4%
Bank Hapoalim BM (Reg.)	166,076	832,186
Bank Leumi le-Israel BM (a)	207,293	806,819
Bezeq The Israel Telecommunication Corp. Ltd.	283,049	536,691
Delek Group Ltd.	758	211,406
Israel Chemicals Ltd.	66,152	463,386
Israel Corp. Ltd. (Class A)	376	138,653
Mizrahi Tefahot Bank Ltd. (a)	20,575	230,387
NICE Systems Ltd.	5,648	339,505
Teva Pharmaceutical Industries Ltd.	89,795	5,456,336
Teva Pharmaceutical Industries Ltd. sponsored ADR	39,361	2,378,192
TOTAL ISRAEL		11,393,561
Italy - 1.5%
Assicurazioni Generali SpA	177,611	3,470,373
Atlantia SpA	62,992	1,771,648
Banca Monte dei Paschi di Siena SpA (a)	658,101	405,593
Banco Popolare Societa Cooperativa (a)	53,542	846,471
Enel Green Power SpA	262,941	510,588
Enel SpA	1,002,653	4,752,519
Eni SpA	373,969	7,174,918
EXOR SpA	14,514	669,590
Finmeccanica SpA (a)	59,533	759,576
Intesa Sanpaolo SpA	1,930,965	6,487,083
Intesa Sanpaolo SpA (Risparmio Shares)	140,768	428,452
Luxottica Group SpA	22,685	1,493,964
Mediobanca SpA	94,080	913,289
Pirelli & C. SpA	36,258	627,332
Common Stocks - continued
	Shares	Value
Italy - continued
Prysmian SpA	30,199	$ 615,849
Saipem SpA (a)	39,261	520,532
Snam Rete Gas SpA	321,243	1,673,401
Telecom Italia SpA (a)	1,414,945	1,670,015
Terna SpA	234,046	1,103,374
UniCredit SpA	670,266	4,811,259
Unione di Banche Italiane ScpA	127,261	1,010,119
Unipolsai SpA	136,982	383,326
Unipolsai SpA:
rights 5/15/15	136,982	2
rights 12/31/49	136,982	2
TOTAL ITALY		42,099,275
Japan - 15.7%
ABC-MART, Inc.	4,000	227,596
ACOM Co. Ltd. (a)	62,400	207,190
Advantest Corp.	22,900	269,977
AEON Co. Ltd.	97,700	1,215,473
AEON Financial Service Co. Ltd.	17,400	443,570
AEON MALL Co. Ltd.	18,420	343,605
Air Water, Inc.	22,000	390,728
Aisin Seiki Co. Ltd.	29,700	1,358,120
Ajinomoto Co., Inc.	86,000	1,906,850
Alfresa Holdings Corp.	26,200	392,652
All Nippon Airways Ltd.	162,000	447,888
Amada Holdings Co. Ltd.	50,900	513,645
Aozora Bank Ltd.	181,000	677,020
Asahi Glass Co. Ltd.	155,000	1,043,144
Asahi Group Holdings	58,900	1,894,050
Asahi Kasei Corp.	193,000	1,817,410
Asics Corp.	25,100	644,073
Astellas Pharma, Inc.	326,700	5,086,947
Bandai Namco Holdings, Inc.	26,400	542,345
Bank of Kyoto Ltd.	51,000	555,976
Bank of Yokohama Ltd.	173,000	1,097,956
Benesse Holdings, Inc.	10,200	319,676
Bridgestone Corp.	98,900	4,142,297
Brother Industries Ltd.	35,600	566,412
Calbee, Inc.	11,000	447,861
Canon, Inc.	161,300	5,751,106
Canon, Inc. sponsored ADR	11,056	393,594
Casio Computer Co. Ltd.	30,300	612,616
Common Stocks - continued
	Shares	Value
Japan - continued
Central Japan Railway Co.	21,900	$ 3,911,482
Chiba Bank Ltd.	114,000	936,899
Chiyoda Corp.	25,000	226,871
Chubu Electric Power Co., Inc. (a)	99,600	1,320,158
Chugai Pharmaceutical Co. Ltd.	34,600	1,052,247
Chugoku Electric Power Co., Inc.	46,700	685,619
Citizen Holdings Co. Ltd.	38,100	301,512
COLOPL, Inc. (e)	7,700	157,676
Credit Saison Co. Ltd.	22,400	423,581
Dai Nippon Printing Co. Ltd.	87,000	898,763
Dai-ichi Mutual Life Insurance Co.	164,400	2,702,062
Daicel Chemical Industries Ltd.	40,300	485,862
Daihatsu Motor Co. Ltd.	28,900	418,629
Daiichi Sankyo Kabushiki Kaisha	98,100	1,703,869
Daikin Industries Ltd.	35,800	2,411,812
Dainippon Sumitomo Pharma Co. Ltd.	25,800	291,513
Daito Trust Construction Co. Ltd.	11,100	1,292,602
Daiwa House Industry Co. Ltd.	90,700	2,024,880
Daiwa Securities Group, Inc.	254,000	2,107,137
DENSO Corp.	73,900	3,668,822
Dentsu, Inc.	33,200	1,547,608
Don Quijote Holdings Co. Ltd.	8,800	671,391
East Japan Railway Co.	50,800	4,490,062
Eisai Co. Ltd.	38,400	2,559,644
Electric Power Development Co. Ltd.	22,100	741,882
FamilyMart Co. Ltd.	8,700	374,648
Fanuc Corp.	29,200	6,422,911
Fast Retailing Co. Ltd.	8,100	3,190,426
Fuji Electric Co. Ltd.	86,000	405,568
Fuji Heavy Industries Ltd.	89,300	2,986,194
Fujifilm Holdings Corp.	70,500	2,655,525
Fujitsu Ltd.	284,000	1,882,454
Fukuoka Financial Group, Inc.	120,000	689,430
GungHo Online Entertainment, Inc.	64,600	265,193
Gunma Bank Ltd.	56,000	396,551
Hakuhodo DY Holdings, Inc.	34,500	369,207
Hamamatsu Photonics K.K.	21,400	624,204
Hankyu Hanshin Holdings, Inc.	172,000	1,038,205
Hikari Tsushin, Inc.	2,500	166,856
Hino Motors Ltd.	38,400	500,958
Hirose Electric Co. Ltd.	4,725	665,296
Hiroshima Bank Ltd.	73,000	426,380
Common Stocks - continued
	Shares	Value
Japan - continued
Hisamitsu Pharmaceutical Co., Inc.	8,600	$ 370,608
Hitachi Chemical Co. Ltd.	15,800	305,824
Hitachi Construction Machinery Co. Ltd.	16,000	284,058
Hitachi High-Technologies Corp.	9,500	275,307
Hitachi Ltd.	736,000	5,021,657
Hitachi Metals Ltd.	34,000	531,734
Hokuhoku Financial Group, Inc.	181,000	432,849
Hokuriku Electric Power Co., Inc.	26,700	394,724
Honda Motor Co. Ltd.	237,200	7,952,220
Hoya Corp.	64,800	2,497,450
Hulic Co. Ltd.	35,400	378,911
Ibiden Co. Ltd.	20,100	351,542
Idemitsu Kosan Co. Ltd.	12,600	244,085
Iida Group Holdings Co. Ltd.	25,200	338,227
INPEX Corp.	134,800	1,691,784
Isetan Mitsukoshi Holdings Ltd.	51,800	838,112
Ishikawajima-Harima Heavy Industries Co. Ltd.	207,000	949,019
Isuzu Motors Ltd.	91,700	1,215,375
Itochu Corp.	241,000	2,967,451
ITOCHU Techno-Solutions Corp.	8,000	182,192
Iyo Bank Ltd.	35,800	445,960
J. Front Retailing Co. Ltd.	35,900	598,227
Japan Airlines Co. Ltd.	17,400	580,154
Japan Display, Inc. (a)	53,400	219,364
Japan Exchange Group, Inc.	40,600	1,173,022
Japan Prime Realty Investment Corp.	118	423,373
Japan Real Estate Investment Corp.	187	883,022
Japan Retail Fund Investment Corp.	363	772,778
Japan Tobacco, Inc.	167,500	5,849,245
JFE Holdings, Inc.	75,300	1,699,887
JGC Corp.	31,000	645,137
Joyo Bank Ltd.	95,000	519,645
JSR Corp.	26,400	450,316
JTEKT Corp.	30,000	510,951
JX Holdings, Inc.	346,610	1,509,376
Kajima Corp.	134,000	640,095
Kakaku.com, Inc.	22,100	342,726
Kamigumi Co. Ltd.	38,000	380,462
Kaneka Corp.	40,000	278,876
Kansai Electric Power Co., Inc. (a)	104,900	1,054,234
Kansai Paint Co. Ltd.	37,000	659,543
Kao Corp.	78,500	3,759,288
Common Stocks - continued
	Shares	Value
Japan - continued
Kawasaki Heavy Industries Ltd.	212,000	$ 1,092,618
KDDI Corp.	266,000	6,294,183
Keihan Electric Railway Co., Ltd.	77,000	446,589
Keihin Electric Express Railway Co. Ltd.	69,000	548,496
Keio Corp.	90,000	695,126
Keisei Electric Railway Co.	41,000	485,999
Keyence Corp.	6,970	3,720,928
Kikkoman Corp.	22,000	627,415
Kintetsu Group Holdings Co. Ltd.	279,000	988,129
Kirin Holdings Co. Ltd.	125,100	1,655,850
Kobe Steel Ltd.	461,000	837,909
Koito Manufacturing Co. Ltd.	14,600	510,888
Komatsu Ltd.	142,300	2,862,952
Konami Corp.	14,200	260,600
Konica Minolta, Inc.	71,500	789,510
Kubota Corp.	171,000	2,676,324
Kuraray Co. Ltd.	51,000	689,659
Kurita Water Industries Ltd.	15,500	402,759
Kyocera Corp.	48,200	2,516,111
Kyowa Hakko Kirin Co., Ltd.	36,000	526,995
Kyushu Electric Power Co., Inc. (a)	63,100	672,971
Lawson, Inc.	10,200	733,481
LIXIL Group Corp.	41,400	862,923
M3, Inc.	28,700	542,300
Mabuchi Motor Co. Ltd.	7,300	437,108
Makita Corp.	18,000	898,277
Marubeni Corp.	254,800	1,577,736
Marui Group Co. Ltd.	36,500	398,456
Maruichi Steel Tube Ltd.	7,400	186,906
Mazda Motor Corp.	82,600	1,619,125
McDonald's Holdings Co. (Japan) Ltd.	9,600	208,423
Medipal Holdings Corp.	19,200	261,936
Meiji Holdings Co. Ltd.	9,100	1,045,413
Minebea Ltd.	48,000	735,991
Miraca Holdings, Inc.	8,300	417,568
Mitsubishi Chemical Holdings Corp.	202,600	1,261,435
Mitsubishi Corp.	210,100	4,533,268
Mitsubishi Electric Corp.	294,000	3,839,554
Mitsubishi Estate Co. Ltd.	190,000	4,472,083
Mitsubishi Gas Chemical Co., Inc.	58,000	324,091
Mitsubishi Heavy Industries Ltd.	463,000	2,565,355
Mitsubishi Logistics Corp.	18,000	278,437
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Materials Corp.	165,000	$ 593,996
Mitsubishi Motors Corp. of Japan	99,500	915,517
Mitsubishi Tanabe Pharma Corp.	33,800	575,111
Mitsubishi UFJ Financial Group, Inc.	1,869,600	13,282,293
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	10,186	72,321
Mitsubishi UFJ Lease & Finance Co. Ltd.	76,700	411,440
Mitsui & Co. Ltd.	259,900	3,634,994
Mitsui Chemicals, Inc.	122,000	403,331
Mitsui Fudosan Co. Ltd.	143,000	4,239,135
Mitsui OSK Lines Ltd.	160,000	564,913
mixi, Inc.	5,700	223,676
Mizuho Financial Group, Inc.	3,480,460	6,634,735
MS&AD Insurance Group Holdings, Inc.	77,090	2,206,088
Murata Manufacturing Co. Ltd.	30,800	4,340,152
Nabtesco Corp.	17,100	470,319
Nagoya Railroad Co. Ltd.	126,000	497,697
NEC Corp.	402,000	1,337,459
New Hampshire Foods Ltd.	26,000	568,062
Nexon Co. Ltd.	19,300	246,173
NGK Insulators Ltd.	39,000	876,086
NGK Spark Plug Co. Ltd.	28,000	784,094
NHK Spring Co. Ltd.	23,500	269,041
Nidec Corp.	32,100	2,401,234
Nikon Corp.	53,700	763,532
Nintendo Co. Ltd.	16,200	2,719,982
Nippon Building Fund, Inc.	220	1,094,693
Nippon Electric Glass Co. Ltd.	65,000	369,634
Nippon Express Co. Ltd.	131,000	751,999
Nippon Paint Holdings Co. Ltd.	23,000	770,447
Nippon Prologis REIT, Inc.	236	511,354
Nippon Steel & Sumitomo Metal Corp.	1,157,170	3,010,049
Nippon Telegraph & Telephone Corp.	53,600	3,619,340
Nippon Yusen KK	240,000	754,441
Nissan Motor Co. Ltd.	377,700	3,920,787
Nisshin Seifun Group, Inc.	32,145	374,880
Nissin Food Holdings Co. Ltd.	8,700	417,131
Nitori Holdings Co. Ltd.	10,200	784,473
Nitto Denko Corp.	23,900	1,531,644
NKSJ Holdings, Inc.	50,800	1,659,628
NOK Corp.	14,600	458,810
Nomura Holdings, Inc.	520,100	3,374,107
Nomura Real Estate Holdings, Inc.	17,800	361,821
Common Stocks - continued
	Shares	Value
Japan - continued
Nomura Research Institute Ltd.	16,800	$ 662,971
NSK Ltd.	71,000	1,108,866
NTT Data Corp.	18,900	845,658
NTT DOCOMO, Inc.	210,600	3,730,251
NTT DOCOMO, Inc. sponsored ADR	21,056	372,902
NTT Urban Development Co.	16,600	172,825
Obayashi Corp.	96,000	641,229
Odakyu Electric Railway Co. Ltd.	94,000	945,876
Oji Holdings Corp.	119,000	529,244
Olympus Corp. (a)	37,000	1,332,370
OMRON Corp.	31,400	1,441,827
Ono Pharmaceutical Co. Ltd.	12,600	1,365,578
Oracle Corp. Japan	5,600	255,648
Oriental Land Co. Ltd.	30,400	2,058,092
ORIX Corp.	187,700	2,886,526
Osaka Gas Co. Ltd.	289,000	1,226,564
Otsuka Corp.	7,500	345,442
Otsuka Holdings Co. Ltd.	59,700	1,884,403
Panasonic Corp.	335,900	4,811,388
Park24 Co. Ltd.	13,500	269,629
Rakuten, Inc.	121,400	2,120,913
Recruit Holdings Co. Ltd. (a)	20,900	703,604
Resona Holdings, Inc.	337,200	1,797,974
Ricoh Co. Ltd.	109,900	1,135,787
Rinnai Corp.	5,500	417,302
ROHM Co. Ltd.	14,400	998,853
Sankyo Co. Ltd. (Gunma)	7,400	280,287
Sanrio Co. Ltd.	7,300	195,542
Santen Pharmaceutical Co. Ltd.	56,000	741,277
SBI Holdings, Inc. Japan	30,580	405,662
Secom Co. Ltd.	31,800	2,253,711
Sega Sammy Holdings, Inc.	28,400	396,475
Seibu Holdings, Inc.	17,600	509,713
Seiko Epson Corp.	38,800	678,005
Sekisui Chemical Co. Ltd.	66,000	880,040
Sekisui House Ltd.	85,800	1,329,957
Seven & i Holdings Co. Ltd.	114,400	4,917,409
Seven Bank Ltd.	87,300	470,361
Sharp Corp. (a)	232,000	499,929
Shikoku Electric Power Co. Inc. (a)	28,600	387,301
Shimadzu Corp.	35,000	409,389
Shimamura Co. Ltd.	3,600	358,830
Common Stocks - continued
	Shares	Value
Japan - continued
SHIMANO, Inc.	12,000	$ 1,719,012
SHIMIZU Corp.	93,000	668,841
Shin-Etsu Chemical Co. Ltd.	62,500	3,820,553
Shinsei Bank Ltd.	249,000	509,532
Shionogi & Co. Ltd.	45,700	1,506,486
Shiseido Co. Ltd.	54,200	976,307
Shizuoka Bank Ltd.	82,000	902,751
Showa Shell Sekiyu K.K.	26,800	258,520
SMC Corp.	8,200	2,466,740
SoftBank Corp.	146,100	9,132,762
Sony Corp.	162,300	4,906,612
Sony Corp. sponsored ADR	6,648	200,969
Sony Financial Holdings, Inc.	25,800	463,175
Stanley Electric Co. Ltd.	21,600	484,653
Sumitomo Chemical Co. Ltd.	229,000	1,287,885
Sumitomo Corp.	173,000	2,042,737
Sumitomo Electric Industries Ltd.	115,800	1,636,041
Sumitomo Heavy Industries Ltd.	82,000	509,466
Sumitomo Metal Mining Co. Ltd.	81,000	1,187,234
Sumitomo Mitsui Financial Group, Inc.	183,500	8,012,454
Sumitomo Mitsui Financial Group, Inc. ADR	25,186	221,385
Sumitomo Mitsui Trust Holdings, Inc.	505,250	2,224,079
Sumitomo Realty & Development Co. Ltd.	54,000	2,084,176
Sumitomo Rubber Industries Ltd.	25,300	469,096
Suntory Beverage & Food Ltd.	20,900	888,882
Suzuken Co. Ltd.	12,710	397,727
Suzuki Motor Corp.	55,600	1,797,111
Sysmex Corp.	22,500	1,244,965
T&D Holdings, Inc.	89,900	1,297,238
Taiheiyo Cement Corp.	187,000	589,284
Taisei Corp.	153,000	886,305
Taisho Pharmaceutical Holdings Co. Ltd.	4,900	344,345
Taiyo Nippon Sanso Corp.	23,000	298,504
Takashimaya Co. Ltd.	46,000	429,293
Takeda Pharmaceutical Co. Ltd.	120,200	6,171,194
TDK Corp.	18,900	1,361,410
Teijin Ltd.	138,000	468,781
Terumo Corp.	47,100	1,209,756
The Chugoku Bank Ltd.	23,500	377,554
The Hachijuni Bank Ltd.	60,000	467,743
The Suruga Bank Ltd.	26,900	592,968
THK Co. Ltd.	16,900	424,545
Common Stocks - continued
	Shares	Value
Japan - continued
Tobu Railway Co. Ltd.	161,000	$ 767,505
Toho Co. Ltd.	17,200	427,520
Toho Gas Co. Ltd.	62,000	375,414
Tohoku Electric Power Co., Inc.	69,700	876,809
Tokio Marine Holdings, Inc.	105,300	4,292,629
Tokyo Electric Power Co., Inc. (a)	215,400	879,624
Tokyo Electron Ltd.	26,200	1,436,084
Tokyo Gas Co. Ltd.	354,000	2,042,863
Tokyo Tatemono Co. Ltd.	62,000	449,541
Tokyu Corp.	169,000	1,123,612
Tokyu Fudosan Holdings Corp.	71,000	527,597
TonenGeneral Sekiyu K.K.	42,000	403,087
Toppan Printing Co. Ltd.	83,000	695,900
Toray Industries, Inc.	224,000	1,947,153
Toshiba Corp.	615,000	2,464,034
Toto Ltd.	45,000	636,627
Toyo Seikan Group Holdings Ltd.	26,400	417,458
Toyo Suisan Kaisha Ltd.	13,600	475,868
Toyoda Gosei Co. Ltd.	10,200	235,993
Toyota Industries Corp.	24,900	1,410,195
Toyota Motor Corp.	396,900	27,627,865
Toyota Motor Corp. sponsored ADR	6,255	869,570
Toyota Tsusho Corp.	31,600	812,489
Trend Micro, Inc.	16,000	541,304
Unicharm Corp.	57,000	1,434,700
United Urban Investment Corp.	400	634,909
USS Co. Ltd.	32,400	570,493
West Japan Railway Co.	25,300	1,401,202
Yahoo! Japan Corp.	214,900	877,916
Yakult Honsha Co. Ltd.	13,200	830,144
Yamada Denki Co. Ltd.	128,400	525,550
Yamaguchi Financial Group, Inc.	31,000	388,579
Yamaha Corp.	24,900	452,487
Yamaha Motor Co. Ltd.	39,200	922,461
Yamato Holdings Co. Ltd.	53,900	1,206,331
Yamato Kogyo Co. Ltd.	6,500	152,931
Yamazaki Baking Co. Ltd.	16,000	283,209
Yaskawa Electric Corp.	34,400	472,639
Yokogawa Electric Corp.	32,300	378,296
Yokohama Rubber Co. Ltd.	34,000	365,860
TOTAL JAPAN		451,668,801
Common Stocks - continued
	Shares	Value
Korea (South) - 3.1%
AMOREPACIFIC Corp.	493	$ 1,777,731
AMOREPACIFIC Group, Inc.	425	643,156
BS Financial Group, Inc.	29,155	434,438
Celltrion, Inc. (a)	9,855	784,111
Cheil Industries, Inc.	2,395	352,432
Cheil Worldwide, Inc. (a)	11,904	253,639
CJ CheilJedang Corp.	1,150	446,821
CJ Corp.	2,134	378,414
Coway Co. Ltd.	7,989	669,761
Daelim Industrial Co.	4,028	310,390
Daewoo Engineering & Construction Co. Ltd. (a)	13,260	87,775
Daewoo International Corp.	6,391	186,311
Daewoo Securities Co. Ltd.	27,162	424,915
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	17,055	287,388
Daum Kakao Corp.	3,760	376,660
DGB Financial Group Co. Ltd.	26,054	293,894
Dongbu Insurance Co. Ltd.	6,359	322,936
Doosan Co. Ltd.	981	113,391
Doosan Heavy Industries & Construction Co. Ltd.	9,311	263,655
Doosan Infracore Co. Ltd. (a)	19,783	218,564
E-Mart Co. Ltd.	3,097	636,876
GS Engineering & Construction Corp. (a)	7,940	237,733
GS Holdings Corp.	8,003	372,989
Halla Visteon Climate Control Corp.	5,353	200,779
Hana Financial Group, Inc.	44,885	1,320,993
Hanjin Shipping Co. Ltd. (a)	12	84
Hanjin Shipping Holdings Co. Ltd. (a)	6	60
Hankook Tire Co. Ltd.	11,000	460,584
Hanssem Co. Ltd.	1,600	294,863
Hanwha Chemical Corp.	14,212	226,947
Hanwha Corp.	6,644	260,613
Hanwha Life Insurance Co. Ltd.	34,153	251,444
Hite Jinro Co. Ltd.	3,720	78,399
Hotel Shilla Co.	4,927	489,448
Hyosung Corp.	3,346	369,669
Hyundai Department Store Co. Ltd.	2,310	313,116
Hyundai Engineering & Construction Co. Ltd.	10,750	517,983
Hyundai Fire & Marine Insurance Co. Ltd.	9,161	243,248
Hyundai Glovis Co. Ltd.	2,845	623,353
Hyundai Heavy Industries Co. Ltd.	6,499	844,723
Hyundai Industrial Development & Construction Co.	8,405	447,128
Hyundai Merchant Marine Co. Ltd. (a)	9,902	87,702
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Mipo Dockyard Co. Ltd.	1,775	$ 147,490
Hyundai Mobis	10,427	2,289,446
Hyundai Motor Co.	23,247	3,647,485
Hyundai Steel Co.	10,384	758,716
Hyundai Wia Corp.	2,415	341,922
Industrial Bank of Korea	43,328	595,347
Kangwon Land, Inc.	17,412	592,465
KB Financial Group, Inc.	58,258	2,211,089
KCC Corp.	854	436,074
KEPCO Plant Service & Engineering Co. Ltd.	2,961	267,480
Kia Motors Corp.	40,471	1,863,655
Korea Aerospace Industries Ltd.	6,812	414,876
Korea Electric Power Corp.	39,071	1,690,901
Korea Express Co. Ltd. (a)	1,085	205,998
Korea Gas Corp.	3,996	171,955
Korea Investment Holdings Co. Ltd.	6,030	386,284
Korea Zinc Co. Ltd.	1,255	556,361
Korean Air Lines Co. Ltd. (a)	5,062	215,242
KT Corp.	8,413	247,508
KT&G Corp.	16,957	1,497,164
Kumho Petro Chemical Co. Ltd.	2,042	163,419
LG Chemical Ltd.	6,946	1,760,505
LG Corp.	14,965	926,707
LG Display Co. Ltd.	36,144	996,191
LG Electronics, Inc.	16,732	938,263
LG Household & Health Care Ltd.	1,457	1,065,923
LG Innotek Co. Ltd.	2,057	190,974
LG Telecom Ltd.	31,606	315,441
Lotte Chemical Corp.	2,232	520,125
Lotte Confectionery Co. Ltd.	102	176,611
Lotte Shopping Co. Ltd.	1,634	392,909
LS Cable Ltd.	2,819	141,590
LS Industrial Systems Ltd.	2,328	127,951
Mirae Asset Securities Co. Ltd.	3,766	207,686
NAVER Corp.	4,292	2,590,079
NCSOFT Corp.	2,353	446,740
Oci Co. Ltd. (a)	2,383	220,576
Orion Corp.	529	615,385
Paradise Co. Ltd.	7,123	164,996
POSCO	9,894	2,319,609
S-Oil Corp.	6,538	445,534
S1 Corp.	2,848	211,793
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung C&T Corp.	19,439	$ 1,032,309
Samsung Card Co. Ltd.	4,761	181,669
Samsung Electro-Mechanics Co. Ltd.	8,838	553,857
Samsung Electronics Co. Ltd.	16,400	21,468,559
Samsung Electronics Co. Ltd. GDR	562	368,553
Samsung Fire & Marine Insurance Co. Ltd.	5,123	1,343,639
Samsung Heavy Industries Co. Ltd.	23,942	403,438
Samsung Life Insurance Co. Ltd.	8,884	866,040
Samsung SDI Co. Ltd.	8,565	954,220
Samsung SDS Co. Ltd.	4,231	1,005,595
Samsung Securities Co. Ltd.	9,172	557,757
Shinhan Financial Group Co. Ltd.	65,346	2,691,720
Shinsegae Co. Ltd.	1,025	191,752
SK C&C Co. Ltd.	2,997	708,132
SK Energy Co. Ltd.	8,911	976,222
SK Holdings Co. Ltd.	3,821	656,279
SK Hynix, Inc.	89,096	3,817,419
SK Networks Co. Ltd.	18,182	134,199
SK Telecom Co. Ltd.	1,010	269,369
Woori Bank	44,989	449,009
Woori Investment & Securities Co. Ltd.	20,571	285,520
Yuhan Corp.	1,152	247,061
TOTAL KOREA (SOUTH)		89,543,899
Luxembourg - 0.3%
Altice SA (a)	13,314	1,407,877
ArcelorMittal SA (Netherlands)	139,118	1,480,418
Millicom International Cellular SA (depository receipt)	10,326	805,602
RTL Group SA	5,827	546,286
SES SA (France) (depositary receipt)	46,444	1,627,687
Subsea 7 SA	41,760	463,863
Tenaris SA	71,092	1,091,562
TOTAL LUXEMBOURG		7,423,295
Malaysia - 0.8%
AirAsia Bhd	182,700	116,415
Alliance Financial Group Bhd	168,700	224,460
AMMB Holdings Bhd	287,900	524,483
Astro Malaysia Holdings Bhd	221,300	195,055
Axiata Group Bhd	407,900	771,718
Berjaya Sports Toto Bhd	92,270	84,435
British American Tobacco (Malaysia) Bhd	19,200	360,987
Common Stocks - continued
	Shares	Value
Malaysia - continued
Bumi Armada Bhd	239,150	$ 79,884
Bumiputra-Commerce Holdings Bhd	781,762	1,294,708
Dialog Group Bhd	508,322	231,153
DiGi.com Bhd	490,000	826,639
Felda Global Ventures Holdings Bhd	182,600	106,100
Gamuda Bhd	257,475	377,991
Genting Bhd	306,500	752,807
Genting Malaysia Bhd	442,100	533,622
Genting Plantations Bhd	33,200	92,354
Hong Leong Bank Bhd	82,900	327,644
Hong Leong Credit Bhd	30,100	136,876
IHH Healthcare Bhd	365,000	606,540
IJM Corp. Bhd	242,800	499,572
IOI Corp. Bhd	433,100	527,622
IOI Properties Group Sdn Bhd	252,100	151,437
Kuala Lumpur Kepong Bhd	70,900	440,625
Lafarge Malaysia Bhd	60,700	164,422
Malayan Banking Bhd	715,752	1,850,407
Malaysia Airports Holdings Bhd	133,199	241,160
Maxis Bhd	280,300	546,044
MISC Bhd	165,000	423,789
Petronas Chemicals Group Bhd	416,600	686,440
Petronas Dagangan Bhd	35,700	214,451
Petronas Gas Bhd	108,800	693,877
PPB Group Bhd	73,200	315,197
Public Bank Bhd	416,800	2,279,092
RHB Capital Bhd	74,076	164,267
SapuraKencana Petroleum Bhd	524,000	391,253
Sime Darby Bhd	472,616	1,201,937
Telekom Malaysia Bhd	168,539	350,561
Tenaga Nasional Bhd	517,325	2,085,274
UEM Land Holdings Bhd	197,700	71,588
UMW Holdings Bhd	85,900	256,555
YTL Corp. Bhd	637,100	298,655
YTL Power International Bhd	294,315	132,184
TOTAL MALAYSIA		21,630,280
Malta - 0.0%
Brait SA	49,692	378,238
Mauritius - 0.0%
Golden Agri-Resources Ltd.	1,052,100	333,950
Common Stocks - continued
	Shares	Value
Mexico - 1.0%
Alfa SA de CV Series A (a)	442,500	$ 898,441
America Movil S.A.B. de CV Series L	5,049,846	5,302,635
CEMEX S.A.B. de CV unit	1,951,665	1,882,717
Coca-Cola FEMSA S.A.B. de CV Series L	62,300	498,376
Compartamos S.A.B. de CV	162,400	277,230
Controladora Commercial Mexicana S.A.B. de CV unit	66,300	213,481
El Puerto de Liverpool S.A.B. de CV Class C (a)	29,200	320,758
Embotelladoras Arca S.A.B. de CV (a)	65,662	403,379
Fibra Uno Administracion SA de CV	359,700	897,492
Fomento Economico Mexicano S.A.B. de CV unit	295,300	2,676,986
Genomma Lab Internacional SA de CV (a)	110,000	129,774
Gruma S.A.B. de CV Series B	26,500	319,530
Grupo Aeroportuario del Pacifico SA de CV Series B	45,600	324,657
Grupo Aeroportuario del Sureste SA de CV Series B	30,500	431,696
Grupo Bimbo S.A.B. de CV Series A (a)	260,100	698,483
Grupo Carso SA de CV Series A1	84,900	349,959
Grupo Comercial Chedraui S.A.B. de CV	44,800	134,441
Grupo Financiero Banorte S.A.B. de CV Series O	379,800	2,165,618
Grupo Financiero Inbursa S.A.B. de CV Series O	363,700	868,357
Grupo Financiero Santander Mexico S.A.B. de CV	270,500	551,156
Grupo Lala S.A.B. de CV (a)	98,400	199,276
Grupo Mexico SA de CV Series B	584,023	1,802,850
Grupo Televisa SA de CV	391,400	2,848,633
Industrias Penoles SA de CV	22,770	386,194
Kimberly-Clark de Mexico SA de CV Series A	227,800	505,282
Mexichem S.A.B. de CV (a)	140,184	401,492
Minera Frisco S.A.B. de CV (a)	94,000	78,058
OHL Mexico S.A.B. de CV (a)	115,000	231,694
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	39,300	451,840
Wal-Mart de Mexico SA de CV Series V	800,300	1,890,423
TOTAL MEXICO		28,140,908
Netherlands - 2.2%
AEGON NV	253,921	2,003,413
Airbus Group NV	89,581	6,208,155
Akzo Nobel NV (e)	37,465	2,866,588
ASML Holding NV (Netherlands)	53,050	5,708,868
CNH Industrial NV	139,499	1,225,664
Delta Lloyd NV	33,739	638,043
Fiat Chrysler Automobiles NV (a)	137,000	2,040,127
Gemalto NV	12,197	1,133,154
Heineken Holding NV	14,986	1,044,666
Common Stocks - continued
	Shares	Value
Netherlands - continued
Heineken NV (Bearer)	34,888	$ 2,748,408
ING Groep NV:
(Certificaten Van Aandelen)	552,057	8,469,413
sponsored ADR	24,888	381,284
Koninklijke Ahold NV	135,054	2,616,555
Koninklijke Boskalis Westminster NV	12,601	654,756
Koninklijke KPN NV	489,018	1,813,160
Koninklijke Philips Electronics NV	134,288	3,846,581
NN Group NV	24,002	699,724
OCI NV (a)	12,635	376,691
QIAGEN NV (a)	34,657	833,343
Randstad Holding NV	19,220	1,146,296
Reed Elsevier NV (e)	96,298	2,322,460
Royal DSM NV	26,514	1,512,110
STMicroelectronics NV	99,093	790,324
TNT Express NV (e)	63,901	545,464
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	236,363	10,310,297
(NY Reg.)	6,558	285,142
Vopak NV	10,634	558,156
Wolters Kluwer NV	46,182	1,496,184
TOTAL NETHERLANDS		64,275,026
New Zealand - 0.1%
Auckland International Airport Ltd.	142,080	499,920
Contact Energy Ltd.	53,561	232,201
Fletcher Building Ltd.	104,142	660,532
Meridian Energy Ltd.	183,000	305,860
Mighty River Power Ltd.	107,758	247,561
Ryman Healthcare Group Ltd.	55,322	344,130
Spark New Zealand Ltd.	289,920	657,206
TOTAL NEW ZEALAND		2,947,410
Norway - 0.4%
DNB ASA	148,448	2,637,210
Gjensidige Forsikring ASA	29,868	519,603
Norsk Hydro ASA	208,843	989,039
Orkla ASA	122,306	960,430
Statoil ASA	160,534	3,403,380
Statoil ASA sponsored ADR	10,127	214,996
Common Stocks - continued
	Shares	Value
Norway - continued
Telenor ASA	114,122	$ 2,577,467
Yara International ASA (e)	27,527	1,410,414
TOTAL NORWAY		12,712,539
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	27,864	311,520
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	286,020	363,175
Aboitiz Power Corp.	218,700	210,538
Alliance Global Group, Inc.	285,600	162,596
Ayala Corp.	34,370	600,888
Ayala Land, Inc.	1,108,100	959,948
Bank of the Philippine Islands (BPI)	130,888	297,186
BDO Unibank, Inc.	237,313	579,785
DMCI Holdings, Inc.	591,500	198,868
Globe Telecom, Inc.	4,675	228,642
International Container Terminal Services, Inc.	95,890	236,420
JG Summit Holdings, Inc.	362,960	581,680
Jollibee Food Corp.	63,170	281,762
Megaworld Corp.	1,659,300	197,115
Metro Pacific Investments Corp.	1,713,700	174,001
Metropolitan Bank & Trust Co.	54,651	113,920
Philippine Long Distance Telephone Co.	15,195	951,643
PNOC Energy Development Corp.	1,393,200	252,940
SM Investments Corp.	23,577	475,873
SM Prime Holdings, Inc.	1,282,575	536,431
Universal Robina Corp.	128,630	627,942
TOTAL PHILIPPINES		8,031,353
Poland - 0.3%
Alior Bank SA (a)	6,028	147,357
Bank Handlowy w Warszawie SA	4,625	146,464
Bank Millennium SA	59,139	120,419
Bank Polska Kasa Opieki SA	20,742	1,080,358
Bank Zachodni WBK SA	5,151	532,006
BRE Bank SA	2,238	289,957
Cyfrowy Polsat SA	30,868	215,399
ENEA SA	32,068	145,203
Energa SA	30,011	208,502
Eurocash SA	12,725	129,341
Getin Noble Bank SA (a)	192,824	95,880
Grupa Lotos SA (a)	13,514	115,587
Common Stocks - continued
	Shares	Value
Poland - continued
KGHM Polska Miedz SA (Bearer)	20,775	$ 729,752
LPP SA	139	295,387
NG2 SA	3,762	199,081
Polish Oil & Gas Co. SA	263,066	475,000
Polska Grupa Energetyczna SA	124,065	715,127
Polski Koncern Naftowy Orlen SA	47,445	902,547
Powszechna Kasa Oszczednosci Bank SA	136,575	1,369,601
Powszechny Zaklad Ubezpieczen SA	8,824	1,151,948
Synthos SA	78,228	102,570
Tauron Polska Energia SA	156,268	209,234
Telekomunikacja Polska SA	93,000	263,511
Zaklady Azotowe w Tarnowie-Moscicach SA	6,897	157,105
TOTAL POLAND		9,797,336
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	5,315,542	529,329
Banco Espirito Santo SA (Reg.) (a)	319,729	4
Energias de Portugal SA	361,665	1,446,082
Galp Energia SGPS SA Class B	57,377	783,751
Jeronimo Martins SGPS SA	38,552	562,374
TOTAL PORTUGAL		3,321,540
Qatar - 0.2%
Barwa Real Estate Co. (a)	14,342	197,796
Commercial Bank of Qatar (a)	12,010	186,092
Doha Bank (a)	9,364	140,719
Gulf International Services QSC (a)	7,133	174,800
Industries Qatar QSC (a)	23,793	948,465
Masraf al Rayan (a)	58,158	774,918
Qatar Electricity & Water Co. (a)	3,966	231,099
Qatar Islamic Bank (a)	9,167	253,103
Qatar National Bank SAQ (a)	26,925	1,464,622
Qatar Telecom (Qtel) Q.S.C. (a)	11,960	326,933
Vodafone Qatar QSC (a)	47,574	220,882
TOTAL QATAR		4,919,429
Russia - 0.9%
Alrosa Co. Ltd. (a)	270,000	358,480
Gazprom OAO (a)	40,634	120,806
Gazprom OAO sponsored ADR (Reg. S)	881,874	5,166,858
LUKOIL Oil Co. (a)	665	34,155
LUKOIL Oil Co. sponsored ADR (United Kingdom)	77,094	3,943,783
Magnit OJSC GDR (Reg. S)	39,541	2,169,322
Common Stocks - continued
	Shares	Value
Russia - continued
Megafon OJSC GDR	14,137	$ 239,789
MMC Norilsk Nickel OJSC (a)	279	52,214
MMC Norilsk Nickel OJSC ADR	82,112	1,546,788
Mobile TeleSystems OJSC sponsored ADR	76,483	923,915
Moscow Exchange MICEX-RTS OAO	207,000	309,435
NOVATEK OAO GDR (Reg. S)	14,091	1,364,367
Rosneft Oil Co. OJSC (a)	1,806	8,993
Rosneft Oil Co. OJSC GDR (Reg. S)	172,909	853,169
Rostelecom sponsored ADR	18,541	173,998
RusHydro JSC (a)	144,700	1,681
RusHydro JSC sponsored ADR	151,503	182,291
Sberbank of Russia (a)	280,115	418,188
Sberbank of Russia sponsored ADR	344,628	2,045,460
Severstal PAO (a)	229	2,572
Severstal PAO GDR (Reg. S)	31,551	349,758
Sistema JSFC sponsored GDR	27,069	203,349
Surgutneftegas OJSC (a)	10,100	7,529
Surgutneftegas OJSC sponsored ADR	190,272	1,378,103
Tatneft OAO sponsored ADR	35,068	1,202,907
Uralkali OJSC (a)	1,055	3,094
Uralkali OJSC GDR (Reg. S)	38,534	566,754
VTB Bank OJSC (a)	2,224,000	2,828
VTB Bank OJSC sponsored GDR (Reg. S)	381,542	943,679
TOTAL RUSSIA		24,574,265
Singapore - 1.0%
Ascendas Real Estate Investment Trust	324,400	605,553
CapitaCommercial Trust (REIT)	305,000	390,701
CapitaLand Ltd.	384,800	1,073,089
CapitaMall Trust	384,300	636,047
City Developments Ltd.	61,000	491,891
ComfortDelgro Corp. Ltd.	317,600	736,874
DBS Group Holdings Ltd.	263,234	4,195,590
Global Logistic Properties Ltd.	475,100	987,398
Hutchison Port Holdings Trust	835,000	563,625
Jardine Cycle & Carriage Ltd.	16,000	488,634
Keppel Corp. Ltd.	223,700	1,474,202
Oversea-Chinese Banking Corp. Ltd.	456,203	3,682,171
Sembcorp Industries Ltd.	159,700	545,529
Sembcorp Marine Ltd.	125,400	281,468
Singapore Airlines Ltd.	80,200	739,450
Singapore Exchange Ltd.	120,100	773,316
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Press Holdings Ltd.	254,300	$ 805,258
Singapore Technologies Engineering Ltd.	231,900	634,430
Singapore Telecommunications Ltd.	1,213,600	4,063,065
StarHub Ltd.	90,600	289,630
Suntec (REIT)	350,000	468,183
United Overseas Bank Ltd.	196,372	3,634,485
UOL Group Ltd.	71,700	432,411
Wilmar International Ltd.	305,000	751,436
Yangzijiang Shipbuilding Holdings Ltd.	293,500	324,953
TOTAL SINGAPORE		29,069,389
South Africa - 1.7%
African Bank Investments Ltd. (a)	149,482	0
African Rainbow Minerals Ltd.	15,685	143,055
Anglo American Platinum Ltd. (a)	8,288	227,922
AngloGold Ashanti Ltd. (a)	59,814	679,274
Aspen Pharmacare Holdings Ltd.	52,400	1,594,519
Assore Ltd.	4,439	43,042
Barclays Africa Group Ltd.	53,026	849,486
Barloworld Ltd.	34,470	275,557
Bidvest Group Ltd.	49,169	1,333,685
Coronation Fund Managers Ltd.	34,104	260,878
Discovery Ltd.	52,788	586,087
Exxaro Resources Ltd.	22,866	186,907
FirstRand Ltd.	512,175	2,446,729
Foschini Ltd.	29,267	433,485
Gold Fields Ltd.	114,855	530,276
Growthpoint Properties Ltd.	330,976	776,509
Impala Platinum Holdings Ltd. (a)	79,961	443,621
Imperial Holdings Ltd.	27,725	464,925
Investec Ltd.	36,034	342,552
Kumba Iron Ore Ltd.	9,322	125,503
Liberty Holdings Ltd.	17,139	238,869
Life Healthcare Group Holdings Ltd.	139,447	478,372
Massmart Holdings Ltd.	15,866	200,068
Mediclinic International Ltd.	57,886	613,785
MMI Holdings Ltd.	172,357	490,431
Mr Price Group Ltd.	37,408	799,777
MTN Group Ltd.	253,291	5,088,709
Nampak Ltd.	89,825	322,037
Naspers Ltd. Class N	60,343	9,490,685
Nedbank Group Ltd.	29,413	634,878
Common Stocks - continued
	Shares	Value
South Africa - continued
Netcare Ltd.	142,352	$ 498,628
Pick 'n Pay Stores Ltd.	33,551	161,039
Pretoria Portland Cement Co. Ltd.	83,466	119,415
Rand Merchant Insurance Holdings Ltd.	100,914	397,167
Redefine Properties Ltd.	532,851	540,186
Remgro Ltd.	73,545	1,636,428
Resilient Property Income Fund Ltd.	41,998	351,165
RMB Holdings Ltd.	104,492	629,960
Sanlam Ltd.	280,682	1,816,042
Sappi Ltd. (a)	88,650	363,654
Sasol Ltd.	84,459	3,400,613
Shoprite Holdings Ltd.	71,517	1,023,196
Spar Group Ltd.	24,176	388,157
Standard Bank Group Ltd.	184,805	2,712,363
Steinhoff International Holdings Ltd.	325,195	2,066,049
Telkom SA Ltd. (a)	35,009	241,315
Tiger Brands Ltd.	24,117	628,456
Transportation Hex Group Ltd.	136	31
Truworths International Ltd.	58,831	428,860
Tsogo Sun Holdings Ltd.	72,446	168,688
Vodacom Group Ltd.	55,321	689,591
Woolworths Holdings Ltd.	137,439	1,034,237
TOTAL SOUTH AFRICA		49,396,863
Spain - 2.5%
Abertis Infraestructuras SA	59,885	1,103,502
ACS Actividades de Construccion y Servicios SA	26,597	937,165
Aena SA	9,255	867,631
Amadeus IT Holding SA Class A	68,154	3,106,593
Banco Bilbao Vizcaya Argentaria SA	915,401	9,198,029
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	26,954	270,079
Banco de Sabadell SA	688,746	1,842,019
Banco Popular Espanol SA	275,284	1,432,318
Banco Popular Espanol SA rights 4/30/15	275,284	5,228
Banco Santander SA	43,551	328,725
Banco Santander SA:
(Spain)	2,003,379	15,146,695
(Spain) sponsored ADR	108,018	812,295
Bankia SA (a)	684,051	955,284
Bankinter SA	100,641	761,126
CaixaBank SA	352,953	1,770,255
Distribuidora Internacional de Alimentacion SA	91,516	732,941
Common Stocks - continued
	Shares	Value
Spain - continued
Enagas SA	29,853	$ 919,404
Endesa SA	48,512	961,183
Ferrovial SA	61,925	1,404,331
Gas Natural SDG SA	52,073	1,280,376
Grifols SA	22,479	953,820
Iberdrola SA	782,730	5,239,040
Inditex SA	165,357	5,306,154
International Consolidated Airlines Group SA (a)	137,161	1,144,087
MAPFRE SA (Reg.)	139,632	518,886
Red Electrica Corporacion SA	16,512	1,385,767
Repsol YPF SA	159,759	3,293,267
Telefonica SA	649,151	9,880,367
Telefonica SA sponsored ADR	16,261	246,517
Zardoya Otis SA	27,080	349,122
TOTAL SPAIN		72,152,206
Sweden - 2.1%
Alfa Laval AB (e)	48,389	903,225
ASSA ABLOY AB (B Shares)	50,688	2,940,604
Atlas Copco AB:
(A Shares) (e)	99,399	3,102,540
(B Shares) (e)	62,083	1,728,669
Boliden AB (e)	42,019	912,891
Electrolux AB (B Shares)	35,747	1,070,359
Elekta AB (B Shares)	58,726	549,512
Getinge AB (B Shares)	29,792	724,091
H&M Hennes & Mauritz AB (B Shares) (e)	143,828	5,718,136
Hakon Invest AB	11,286	418,666
Hexagon AB (B Shares) (e)	39,273	1,454,681
Husqvarna AB (B Shares)	60,602	448,253
Industrivarden AB (C Shares)	24,848	517,728
Investment AB Kinnevik (B Shares)	36,435	1,255,656
Investor AB (B Shares)	69,172	2,818,602
Lundin Petroleum AB (a)	32,420	524,776
Nordea Bank AB	461,686	5,865,790
Sandvik AB	163,210	2,062,823
Securitas AB (B Shares)	48,577	726,449
Skandinaviska Enskilda Banken AB (A Shares)	230,288	2,910,076
Skanska AB (B Shares)	58,516	1,302,167
SKF AB (B Shares)	60,689	1,482,331
Svenska Cellulosa AB (SCA) (B Shares) (e)	89,782	2,271,033
Svenska Handelsbanken AB (A Shares)	75,747	3,496,403
Common Stocks - continued
	Shares	Value
Sweden - continued
Swedbank AB (A Shares)	136,809	$ 3,181,177
Swedish Match Co. AB (e)	31,105	957,539
Tele2 AB (B Shares)	47,976	639,893
Telefonaktiebolaget LM Ericsson:
(B Shares)	439,107	4,802,418
(B Shares) sponsored ADR	23,312	254,567
TeliaSonera AB	393,288	2,445,123
Volvo AB (B Shares)	233,821	3,230,285
TOTAL SWEDEN		60,716,463
Switzerland - 6.5%
ABB Ltd. (Reg.)	317,109	6,948,632
Actelion Ltd.	15,691	2,064,635
Adecco SA (Reg.)	26,020	2,120,545
Aryzta AG	13,044	880,172
Baloise Holdings AG	7,079	921,234
Barry Callebaut AG (a)	325	394,264
Coca-Cola HBC AG	30,015	633,218
Compagnie Financiere Richemont SA Series A	79,446	7,081,257
Credit Suisse Group AG	219,447	5,808,117
Ems-Chemie Holding AG	1,213	509,085
Geberit AG (Reg.)	5,784	2,048,540
Givaudan SA	1,415	2,647,712
Holcim Ltd. (Reg.)	35,033	2,814,219
Julius Baer Group Ltd.	34,270	1,793,718
Kuehne & Nagel International AG	8,085	1,212,624
Lindt & Spruengli AG	16	1,029,185
Lindt & Spruengli AG (participation certificate)	144	786,892
Lonza Group AG	7,888	1,115,285
Nestle SA	490,025	38,018,206
Novartis AG	334,200	34,112,526
Novartis AG sponsored ADR	10,706	1,089,871
Pargesa Holding SA	4,586	334,032
Partners Group Holding AG	2,709	849,098
Roche Holding AG (participation certificate)	106,900	30,589,980
Schindler Holding AG:
(participation certificate)	6,707	1,134,609
(Reg.)	3,268	544,403
SGS SA (Reg.)	839	1,625,643
Sika AG (Bearer)	334	1,146,404
Sonova Holding AG Class B	8,356	1,154,420
Sulzer AG (Reg.)	3,545	395,580
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swatch Group AG (Bearer)	4,767	$ 2,131,113
Swatch Group AG (Bearer) (Reg.)	7,275	644,602
Swiss Life Holding AG	4,954	1,175,589
Swiss Prime Site AG	9,059	794,269
Swiss Re Ltd.	53,425	4,739,193
Swisscom AG	3,545	2,107,524
Syngenta AG (Switzerland)	13,318	4,456,600
Transocean Ltd. (Switzerland) (e)	56,273	1,008,065
UBS Group AG	523,113	10,450,403
UBS Group AG	32,977	661,848
Zurich Insurance Group AG	22,721	7,012,915
TOTAL SWITZERLAND		186,986,227
Taiwan - 2.7%
Acer, Inc. (a)	392,060	257,311
Advanced Semiconductor Engineering, Inc.	965,639	1,369,397
Advantech Co. Ltd.	45,516	376,749
Asia Cement Corp.	326,785	414,003
Asia Pacific Telecom Co. Ltd.	267,000	115,079
ASUSTeK Computer, Inc.	109,422	1,162,962
AU Optronics Corp.	1,280,000	642,364
Catcher Technology Co. Ltd.	100,000	1,175,472
Cathay Financial Holding Co. Ltd.	1,248,227	2,188,656
Chang Hwa Commercial Bank	697,198	426,842
Cheng Shin Rubber Industry Co. Ltd.	241,513	578,824
Chicony Electronics Co. Ltd.	69,660	201,297
China Airlines Ltd. (a)	368,835	196,304
China Development Finance Holding Corp.	2,090,819	873,848
China Life Insurance Co. Ltd.	429,383	455,657
China Motor Co. Ltd.	78,000	66,218
China Steel Corp.	1,821,421	1,531,431
Chinatrust Financial Holding Co. Ltd.	2,110,159	1,646,732
Chunghwa Picture Tubes, Ltd. (a)	551	23
Chunghwa Telecom Co. Ltd.	583,400	1,882,801
Clevo Co. Ltd.	73,544	116,346
Compal Electronics, Inc.	620,394	567,199
CTCI Corp.	103,000	181,274
Delta Electronics, Inc.	280,000	1,691,373
E.SUN Financial Holdings Co. Ltd.	938,298	643,383
ECLAT Textile Co. Ltd.	25,880	348,154
EPISTAR Corp.	147,000	230,392
EVA Airways Corp. (a)	280,982	221,567
Common Stocks - continued
	Shares	Value
Taiwan - continued
Evergreen Marine Corp. (Taiwan) (a)	253,199	$ 172,376
Far Eastern Department Stores Co. Ltd.	141,530	113,913
Far Eastern Textile Ltd.	468,659	515,699
Far EasTone Telecommunications Co. Ltd.	237,000	565,686
Farglory Land Development Co. Ltd.	62,725	75,063
First Financial Holding Co. Ltd.	1,134,119	714,703
Formosa Chemicals & Fibre Corp.	501,620	1,280,829
Formosa International Hotel Corp.	5,884	62,921
Formosa Petrochemical Corp.	172,000	443,675
Formosa Plastics Corp.	639,640	1,647,868
Formosa Taffeta Co. Ltd.	107,000	127,522
Foxconn Technology Co. Ltd.	132,605	378,859
Fubon Financial Holding Co. Ltd.	1,016,487	2,193,881
Giant Manufacturing Co. Ltd.	42,042	363,094
Hermes Microvision, Inc.	6,000	425,129
Highwealth Construction Corp.	86,000	225,207
HIWIN Technologies Corp.	27,743	212,425
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,915,946	5,755,470
Hotai Motor Co. Ltd.	39,000	676,190
HTC Corp. (a)	101,057	417,414
Hua Nan Financial Holdings Co. Ltd.	895,786	551,347
Innolux Corp.	1,175,819	610,446
Inotera Memories, Inc. (a)	342,000	396,986
Inventec Corp.	333,209	236,095
Kinsus Interconnect Technology Corp.	41,000	125,707
Largan Precision Co. Ltd.	16,000	1,609,090
Lite-On Technology Corp.	312,246	395,584
MediaTek, Inc.	215,989	2,785,726
Mega Financial Holding Co. Ltd.	1,538,906	1,371,780
Merida Industry Co. Ltd.	35,050	263,224
Nan Ya Plastics Corp.	734,980	1,811,892
Novatek Microelectronics Corp.	85,000	446,843
Pegatron Corp.	240,652	717,414
Phison Electronics Corp.	20,199	187,638
Pou Chen Corp.	310,240	436,095
Powertech Technology, Inc.	102,700	190,471
President Chain Store Corp.	85,000	630,020
Quanta Computer, Inc.	423,000	1,063,508
Radiant Opto-Electronics Corp.	62,672	206,683
Realtek Semiconductor Corp.	64,744	202,946
Ruentex Development Co. Ltd.	104,031	185,127
Ruentex Industries Ltd.	83,484	205,262
Common Stocks - continued
	Shares	Value
Taiwan - continued
ScinoPharm Taiwan Ltd.	37,468	$ 62,883
Shin Kong Financial Holding Co. Ltd.	1,202,889	390,803
Siliconware Precision Industries Co. Ltd.	469,000	770,476
Simplo Technology Co. Ltd.	40,971	204,012
Sinopac Holdings Co.	1,107,085	502,465
Standard Foods Corp.	60,470	150,059
Synnex Technology International Corp.	184,496	262,051
Taishin Financial Holdings Co. Ltd.	1,176,158	539,575
Taiwan Business Bank	578,824	190,888
Taiwan Cement Corp.	496,110	706,276
Taiwan Cooperative Financial Holding Co. Ltd.	979,956	529,559
Taiwan Fertilizer Co. Ltd.	111,000	204,415
Taiwan Glass Industry Corp.	125,210	89,944
Taiwan Mobile Co. Ltd.	262,400	925,331
Taiwan Semiconductor Manufacturing Co. Ltd.	3,749,000	18,048,708
TECO Electric & Machinery Co. Ltd.	286,000	278,753
Transcend Information, Inc.	30,000	115,588
U-Ming Marine Transport Corp.	64,000	96,232
Unified-President Enterprises Corp.	718,597	1,180,220
Unimicron Technology Corp.	182,000	108,751
United Microelectronics Corp.	1,887,000	904,097
Vanguard International Semiconductor Corp.	122,000	188,422
Walsin Lihwa Corp. (a)	487,000	143,909
Wan Hai Lines Ltd.	80,000	88,813
Wistron Corp.	349,082	298,064
WPG Holding Co. Ltd.	208,107	260,932
Yang Ming Marine Transport Corp. (a)	264,100	138,405
Yuanta Financial Holding Co. Ltd.	1,284,560	748,691
Yulon Motor Co. Ltd.	151,000	197,465
TOTAL TAIWAN		78,885,253
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	160,000	1,165,225
Airports of Thailand PCL (For. Reg.)	62,300	548,232
Bangkok Bank PCL	66,000	371,507
Bangkok Bank PCL (For. Reg.)	61,400	345,614
Bangkok Dusit Medical Services PCL (For. Reg.)	437,000	267,862
Banpu PCL (For. Reg.)	142,600	125,486
BEC World PCL	39,400	48,122
BEC World PCL (For. Reg.)	129,000	157,556
BTS Group Holdings PCL	856,400	240,379
Bumrungrad Hospital PCL (For. Reg.)	49,400	240,592
Common Stocks - continued
	Shares	Value
Thailand - continued
C.P. ALL PCL (For. Reg.)	681,300	$ 868,293
Central Pattana PCL (For. Reg.)	188,500	240,237
Charoen Pokphand Foods PCL (For. Reg.)	408,400	276,356
Delta Electronics PCL (For. Reg.)	78,400	198,647
Energy Absolute PCL	150,000	119,481
Glow Energy PCL (For. Reg.)	69,300	179,795
Home Product Center PCL (For. Reg.)	495,747	108,311
Indorama Ventures PCL:
warrants 8/24/17 (a)	17,750	1,303
warrants 8/24/18 (a)	13,653	779
(For. Reg.)	177,500	133,037
IRPC PCL (For. Reg.)	1,521,100	212,322
Kasikornbank PCL	100,300	639,144
Kasikornbank PCL (For. Reg.)	175,700	1,119,618
Krung Thai Bank PCL (For. Reg.)	487,775	296,025
Minor International PCL (For. Reg.)	252,670	253,015
PTT Exploration and Production PCL (For. Reg.)	204,351	725,507
PTT Global Chemical PCL (For. Reg.)	243,486	474,707
PTT PCL (For. Reg.)	153,700	1,660,361
Siam Cement PCL	5,000	81,020
Siam Cement PCL (For. Reg.)	55,400	897,697
Siam Commercial Bank PCL	10,800	52,107
Siam Commercial Bank PCL (For. Reg.)	228,800	1,103,905
Thai Oil PCL (For. Reg.)	116,000	205,917
Thai Union Frozen Products PCL (For. Reg.)	277,300	171,656
TMB PCL (For. Reg.)	1,973,100	155,669
True Corp. PCL (For. Reg.) (a)	1,260,454	466,622
TOTAL THAILAND		14,152,106
Turkey - 0.3%
Akbank T.A.S.	338,831	987,613
Anadolu Efes Biracilik Ve Malt Sanayii A/S	30,515	256,899
Arcelik A/S	33,851	182,390
Bim Birlesik Magazalar A/S JSC	31,297	579,661
Coca-Cola Icecek Sanayi A/S	10,785	183,005
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	301,382	348,451
Enka Insaat ve Sanayi A/S	66,871	143,870
Eregli Demir ve Celik Fabrikalari T.A.S.	205,659	346,279
Ford Otomotiv Sanayi A/S	10,709	132,430
Haci Omer Sabanci Holding A/S	133,818	489,187
Koc Holding A/S	94,166	445,708
Petkim Petrokimya Holding A/S	60,589	85,241
Common Stocks - continued
	Shares	Value
Turkey - continued
TAV Havalimanlari Holding A/S	22,752	$ 200,057
Tofas Turk Otomobil Fabrikasi A/S	19,470	119,475
Tupras Turkiye Petrol Rafinelleri A/S	18,368	446,039
Turk Hava Yollari AO (a)	99,558	330,792
Turk Sise ve Cam Fabrikalari A/S	87,991	112,598
Turk Telekomunikasyon A/S	80,188	221,728
Turkcell Iletisim Hizmet A/S	140,107	623,835
Turkiye Garanti Bankasi A/S	354,818	1,128,944
Turkiye Halk Bankasi A/S	90,855	460,632
Turkiye Is Bankasi A/S Series C	251,144	565,699
Turkiye Vakiflar Bankasi TAO	112,023	199,098
Ulker Biskuvi Sanayi A/S	21,796	166,777
Yapi ve Kredi Bankasi A/S	124,154	194,644
TOTAL TURKEY		8,951,052
United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC (a)	174,069	354,019
Aldar Properties PJSC (a)	466,586	350,611
Arabtec Holding Co. (a)	339,845	273,878
DP World Ltd.	24,671	569,407
Dubai Financial Market PJSC (a)	295,901	176,431
Dubai Islamic Bank Pakistan Ltd. (a)	150,449	285,091
Emaar Properties PJSC	545,821	1,224,510
First Gulf Bank PJSC	133,264	553,309
National Bank of Abu Dhabi PJSC (a)	99,760	301,484
TOTAL UNITED ARAB EMIRATES		4,088,740
United Kingdom - 13.4%
3i Group PLC	150,641	1,166,977
Aberdeen Asset Management PLC	136,676	992,469
Admiral Group PLC	30,725	732,658
Aggreko PLC	39,726	1,002,095
Amec Foster Wheeler PLC	60,650	849,172
Anglo American PLC (United Kingdom)	213,216	3,612,418
Antofagasta PLC	59,276	709,492
ARM Holdings PLC	201,858	3,429,847
ARM Holdings PLC sponsored ADR	3,940	200,901
Ashtead Group PLC	77,684	1,332,093
Associated British Foods PLC	54,150	2,364,094
AstraZeneca PLC:
(United Kingdom)	181,833	12,478,584
sponsored ADR	8,274	566,604
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Aviva PLC	594,917	$ 4,786,382
Babcock International Group PLC	49,270	760,035
BAE Systems PLC	480,621	3,723,472
Barclays PLC	2,398,786	9,385,137
Barclays PLC sponsored ADR	15,999	251,824
BG Group PLC	520,506	9,428,213
BHP Billiton PLC	307,157	7,382,975
BHP Billiton PLC ADR	7,219	348,678
BP PLC	2,731,536	19,700,931
British American Tobacco PLC:
(United Kingdom)	269,832	14,825,552
sponsored ADR	4,978	548,128
British Land Co. PLC	147,034	1,872,674
BT Group PLC	1,210,312	8,441,430
BT Group PLC sponsored ADR	2,807	196,153
Bunzl PLC	51,170	1,438,761
Burberry Group PLC	67,624	1,802,789
Capita Group PLC	100,875	1,765,636
Carnival PLC	24,341	1,107,447
Carphone Warehouse Group PLC	145,990	947,451
Centrica PLC	757,463	2,957,506
Cobham PLC	176,846	802,244
Compass Group PLC	252,858	4,469,956
Croda International PLC	20,246	878,610
Diageo PLC	361,431	10,034,184
Diageo PLC sponsored ADR	2,628	291,761
Direct Line Insurance Group PLC	232,015	1,132,709
easyJet PLC	23,035	636,933
Fresnillo PLC	31,669	351,243
G4S PLC (United Kingdom)	236,013	1,058,641
GKN PLC	252,237	1,352,897
GlaxoSmithKline PLC	706,623	16,320,657
GlaxoSmithKline PLC sponsored ADR	14,928	688,927
Hammerson PLC	120,993	1,239,641
Hargreaves Lansdown PLC	35,444	665,809
HSBC Holdings PLC:
(United Kingdom)	2,876,604	28,735,850
sponsored ADR	17,479	867,483
ICAP PLC	81,317	691,336
IMI PLC	40,568	777,388
Imperial Tobacco Group PLC	145,867	7,122,761
Inmarsat PLC	63,694	980,796
Common Stocks - continued
	Shares	Value
United Kingdom - continued
InterContinental Hotel Group PLC	29,784	$ 1,273,728
Intertek Group PLC	25,077	1,002,216
Intu Properties PLC	136,806	717,688
Investec PLC	82,608	788,816
ITV PLC	583,349	2,264,863
J Sainsbury PLC	186,946	777,336
Johnson Matthey PLC	31,369	1,603,860
Kingfisher PLC	360,411	1,936,321
Land Securities Group PLC	119,748	2,291,562
Legal & General Group PLC	899,288	3,574,741
Lloyds Banking Group PLC	8,335,941	9,872,074
Lloyds Banking Group PLC sponsored ADR	56,591	269,939
London Stock Exchange Group PLC	47,543	1,850,631
Marks & Spencer Group PLC	248,915	2,107,939
Meggitt PLC	119,847	968,528
Melrose PLC	146,310	593,725
Merlin Entertainments PLC	109,956	734,674
National Grid PLC	539,895	7,263,396
Next PLC	23,229	2,611,648
Old Mutual PLC	745,479	2,674,125
Pearson PLC	114,175	2,307,350
Pearson PLC sponsored ADR	10,528	213,087
Persimmon PLC	47,333	1,228,970
Prudential PLC	368,484	9,174,347
Prudential PLC ADR	5,458	272,409
Reckitt Benckiser Group PLC	98,401	8,758,126
Reed Elsevier PLC	166,897	2,762,204
Reed Elsevier PLC sponsored ADR	1,404	92,818
Rexam PLC	105,859	939,582
Rio Tinto PLC	186,264	8,335,520
Rio Tinto PLC sponsored ADR	7,367	329,968
Rolls-Royce Group PLC	287,398	4,581,960
Royal & Sun Alliance Insurance Group PLC	150,803	986,517
Royal Bank of Scotland Group PLC (a)	371,404	1,924,254
Royal Dutch Shell PLC:
Class A (Netherlands)	103,129	3,269,931
Class A (United Kingdom)	475,130	14,980,976
Class A sponsored ADR	5,308	336,686
Class B (United Kingdom)	371,313	11,887,893
Royal Mail PLC	95,909	685,226
SABMiller PLC	147,029	7,782,670
Sage Group PLC	160,369	1,192,377
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Schroders PLC	19,112	$ 947,924
Scottish & Southern Energy PLC	150,239	3,559,720
Segro PLC	110,619	726,706
Severn Trent PLC	37,210	1,211,702
Sky PLC	156,843	2,586,019
Smith & Nephew PLC	126,264	2,148,939
Smiths Group PLC	59,204	1,036,451
Sports Direct International PLC (a)	40,519	383,003
Standard Chartered PLC (United Kingdom)	376,362	6,161,878
Standard Life PLC	297,611	2,127,386
Tate & Lyle PLC	73,239	667,210
Tesco PLC	1,235,307	4,163,814
The Weir Group PLC	31,933	918,089
Travis Perkins PLC	38,346	1,218,836
Tullow Oil PLC	136,868	868,984
Unilever PLC	184,653	8,094,172
United Utilities Group PLC	104,279	1,551,276
Vodafone Group PLC	3,909,231	13,773,037
Vodafone Group PLC sponsored ADR	12,032	423,526
Whitbread PLC	27,567	2,213,613
William Hill PLC	129,429	715,111
WM Morrison Supermarkets PLC	315,135	898,538
TOTAL UNITED KINGDOM		383,825,019
United States of America - 0.0%
Southern Copper Corp.	24,745	806,192
TOTAL COMMON STOCKS (Cost $2,539,548,804)		2,827,406,527
Nonconvertible Preferred Stocks - 1.5%

Brazil - 0.7%
AES Tiete SA (PN) (non-vtg.)	13,600	78,090
Ambev SA sponsored ADR	66,500	420,945
Banco Bradesco SA:
(PN)	339,634	3,625,228
(PN) sponsored ADR	50,384	538,605
Banco do Estado Rio Grande do Sul SA	26,300	102,042
Bradespar SA (PN)	33,400	133,580
Brasil Foods SA sponsored ADR	9,700	208,259
Braskem SA (PN-A)	23,300	97,439
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	37,800	$ 111,031
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	18,601	629,716
Companhia Energetica de Minas Gerais (CEMIG) (PN)	98,504	475,691
Companhia Energetica de Sao Paulo Series B	28,200	177,832
Companhia Paranaense de Energia-Copel (PN-B)	14,900	167,696
Gerdau SA (PN)	110,250	367,750
Itau Unibanco Holding SA	365,509	4,674,177
Itau Unibanco Holding SA sponsored ADR	56,325	722,087
Itausa-Investimentos Itau SA (PN)	497,703	1,752,644
Lojas Americanas SA (PN)	79,931	444,894
Metalurgica Gerdau SA (PN)	42,400	138,474
Oi SA (PN) (a)	37,330	70,003
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	566,740	2,454,723
(PN) sponsored (non-vtg.)	41,350	358,918
sponsored ADR	30,750	292,125
Suzano Papel e Celulose SA	52,100	261,110
Telefonica Brasil SA	38,140	632,935
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	62,200	123,246
Vale SA:
(PN-A)	253,600	1,527,685
(PN-A) sponsored ADR	32,200	194,810
TOTAL BRAZIL		20,781,735
Chile - 0.0%
Embotelladora Andina SA Class B	39,000	124,266
Sociedad Quimica y Minera de Chile SA (PN-B)	14,269	311,438
TOTAL CHILE		435,704
Colombia - 0.1%
Banco Davivienda SA	14,145	164,491
Bancolombia SA (PN)	63,546	695,218
Grupo Aval Acciones y Valores SA	487,872	247,828
Grupo de Inversiones Suramerica SA	17,460	260,214
Inversiones Argos SA	19,612	149,190
TOTAL COLOMBIA		1,516,941
France - 0.1%
Air Liquide SA	12,685	1,655,305
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	8,085	738,797
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - continued
FUCHS PETROLUB AG (e)	10,327	$ 435,008
Henkel AG & Co. KGaA	26,827	3,116,156
Porsche Automobil Holding SE (Germany)	23,360	2,216,475
Volkswagen AG (e)	24,817	6,389,032
TOTAL GERMANY		12,895,468
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	987,730	950,586
Korea (South) - 0.2%
Hyundai Motor Co.	3,726	411,652
Hyundai Motor Co. Series 2	6,019	681,748
LG Chemical Ltd.	1,377	235,229
Samsung Electronics Co. Ltd.	2,975	3,010,602
TOTAL KOREA (SOUTH)		4,339,231
Russia - 0.0%
AK Transneft OAO (a)	189	445,146
Sberbank of Russia (a)	130,675	126,844
Surgutneftegas OJSC (a)	472,517	356,219
TOTAL RUSSIA		928,209
United Kingdom - 0.0%
Rolls-Royce Group PLC	40,523,118	62,203
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $51,451,443)		43,565,382
Nonconvertible Bonds - 0.0%
		Principal Amount (d)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	46,566
U.S. Government and Government Agency Obligations - 0.4%

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.19% 6/11/15 to 10/15/15 (g) (Cost $10,495,257)		10,500,000	10,499,156
Money Market Funds - 6.3%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	80,709,248	$ 80,709,248
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	101,608,790	101,608,790
TOTAL MONEY MARKET FUNDS (Cost $182,318,038)		182,318,038
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $2,783,860,223)		3,063,835,669
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(188,196,942)
NET ASSETS - 100%		$ 2,875,638,727
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
42 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2015	$ 3,977,820	$ 235,956
23 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2015	1,194,505	130,594
3 TME S&P/TSX 60 Index Contracts (Canada)	June 2015	439,967	12,829
TOTAL EQUITY INDEX CONTRACTS		$ 5,612,292	$ 379,379

The face value of futures purchased as a percentage of net assets is 0.1%
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $182,943 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,878,568.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,123
Fidelity Securities Lending Cash Central Fund	698,658
Total	$ 767,781
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 338,042,624	$ 79,977,675	$ 258,064,949	$ -
Consumer Staples	274,897,456	67,125,777	205,350,792	2,420,887
Energy	214,861,063	80,037,999	134,823,064	-
Financials	792,198,142	367,068,508	425,129,626	8
Health Care	254,560,389	40,007,773	214,203,255	349,361
Industrials	316,591,010	81,125,862	235,465,148	-
Information Technology	216,434,514	76,864,896	139,569,618	-
Materials	218,301,087	70,209,619	147,696,816	394,652
Telecommunication Services	147,950,585	40,154,328	107,796,257	-
Utilities	97,135,039	32,512,307	64,622,732	-
Corporate Bonds	46,566	-	46,566	-
U.S. Government and Government Agency Obligations	10,499,156	-	10,499,156	-
Money Market Funds	182,318,038	182,318,038	-	-
Total Investments in Securities:	$ 3,063,835,669	$ 1,117,402,782	$ 1,943,267,979	$ 3,164,908
Derivative Instruments:
Assets
Futures Contracts	$ 379,379	$ 379,379	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 564,973,560
Level 2 to Level 1	$ 363,823,915
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 379,379	$ -
Total Value of Derivatives	$ 379,379	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $96,717,547) - See accompanying schedule: Unaffiliated issuers (cost $2,601,542,185)	$ 2,881,517,631
Fidelity Central Funds (cost $182,318,038)	182,318,038
Total Investments (cost $2,783,860,223)		$ 3,063,835,669
Foreign currency held at value (cost $2,369,894)		2,386,275
Receivable for investments sold		10,104,761
Receivable for fund shares sold		4,860
Dividends receivable		10,552,407
Interest receivable		31
Distributions receivable from Fidelity Central Funds		252,831
Other receivables		1,554
Total assets		3,087,138,388

Liabilities
Payable to custodian bank	$ 166,110
Payable for investments purchased	91,506
Payable for fund shares redeemed	107,564,619
Accrued management fee	491,656
Payable for daily variation margin for derivative instruments	1,365,820
Other payables and accrued expenses	211,160
Collateral on securities loaned, at value	101,608,790
Total liabilities		211,499,661

Net Assets		$ 2,875,638,727
Net Assets consist of:
Paid in capital		$ 2,591,293,339
Undistributed net investment income		27,819,540
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,712,412)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		280,238,260
Net Assets, for 232,252,129 shares outstanding		$ 2,875,638,727
Net Asset Value, offering price and redemption price per share ($2,875,638,727 ÷ 232,252,129 shares)		$ 12.38

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 39,624,207
Interest		5,476
Income from Fidelity Central Funds		767,781
Income before foreign taxes withheld		40,397,464
Less foreign taxes withheld		(3,059,013)
Total income		37,338,451

Expenses
Management fee	$ 2,692,376
Independent trustees' compensation	5,297
Miscellaneous	2,052
Total expenses before reductions	2,699,725
Expense reductions	(13)	2,699,712
Net investment income (loss)		34,638,739
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,414,985)
Foreign currency transactions	(922,487)
Futures contracts	4,413,270
Total net realized gain (loss)		(2,924,202)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $145,880)	117,039,772
Assets and liabilities in foreign currencies	209,141
Futures contracts	(589,568)
Total change in net unrealized appreciation (depreciation)		116,659,345
Net gain (loss)		113,735,143
Net increase (decrease) in net assets resulting from operations		$ 148,373,882

See accompanying notes which are an integral part of the financial statements.

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Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,638,739	$ 71,442,832
Net realized gain (loss)	(2,924,202)	(8,800,218)
Change in net unrealized appreciation (depreciation)	116,659,345	(53,100,616)
Net increase (decrease) in net assets resulting from operations	148,373,882	9,541,998
Distributions to shareholders from net investment income	(73,074,117)	(37,441,482)
Distributions to shareholders from net realized gain	(1,043,916)	(2,229,612)
Total distributions	(74,118,033)	(39,671,094)
Share transactions Proceeds from sales of shares	488,420,800	973,077,158
Reinvestment of distributions	74,118,033	39,671,095
Cost of shares redeemed	(239,353,641)	(228,291,739)
Net increase (decrease) in net assets resulting from share transactions	323,185,192	784,456,514
Total increase (decrease) in net assets	397,441,041	754,327,418

Net Assets
Beginning of period	2,478,197,686	1,723,870,268
End of period (including undistributed net investment income of $27,819,540 and undistributed net investment income of $66,254,918, respectively)	$ 2,875,638,727	$ 2,478,197,686
Other Information Shares
Sold	42,096,951	79,251,251
Issued in reinvestment of distributions	6,313,291	3,321,991
Redeemed	(19,893,095)	(18,389,732)
Net increase (decrease)	28,517,147	64,183,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 12.35	$ 10.55	$ 10.24	$ 11.05	$ 9.76
Income from Invest- ment Operations
Net investment income (loss) D	.15	.39	.31	.31	.31	.23
Net realized and unrealized gain (loss)	.43	(.33)	1.75	.19	(.96)	1.09
Total from investment operations	.58	.06	2.06	.50	(.65)	1.32
Distributions from net investment income	(.35)	(.24)	(.25)	(.19)	(.11)	(.03)
Distributions from net realized gain	(.01)	(.01)	(.02)	-	(.05)	-
Total distributions	(.36)	(.25)	(.26)H	(.19)	(.16)	(.03)
Net asset value, end of period	$ 12.38	$ 12.16	$ 12.35	$ 10.55	$ 10.24	$ 11.05
Total ReturnB, C	4.89%	.52%	19.97%	5.08%	(6.00)%	13.55%
Ratios to Average Net Assets E, G
Expenses before reductions	.20%A	.20%	.20%	.20%	.24%	.25%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.24%	.25%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.24%	.18%
Net investment income (loss)	2.57%A	3.19%	2.73%	3.09%	2.81%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,875,639	$ 2,478,198	$ 1,723,870	$ 1,027,731	$ 483,664	$ 182,037
Portfolio turnover rateF	2%A	2%	1%	1%	17%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HTotal distributions of $.26 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.018 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 486,357,901
Gross unrealized depreciation	(206,498,087)
Net unrealized appreciation (depreciation) on securities and other investments	$ 279,859,814

Tax cost	$ 2,783,975,855

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (2,685,793)
No expiration
Short-term	(3,216,099)
Long-term	(7,815,526)
Total no expiration	(11,031,625)
Total capital loss carryforward	$ (13,717,418)

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $4,413,270 and a change in net unrealized appreciation (depreciation) of $(589,568) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $416,913,066 and $29,891,192, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,052 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $698,658.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SGX-SANN-0615
1.899282.105
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

Spartan® Emerging Markets Index Fund
Spartan Global ex U.S.

Index Fund
Investor Class

Fidelity Advantage® Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Emerging Markets Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan® Global ex U.S. Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Spartan Emerging Markets Index Fund
Investor Class	.31%
Actual		$ 1,000.00	$ 1,036.70	$ 1.57
HypotheticalA		$ 1,000.00	$ 1,023.26	$ 1.56
Fidelity Advantage Class	.20%
Actual		$ 1,000.00	$ 1,036.90	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,037.60	$ .66
HypotheticalA		$ 1,000.00	$ 1,024.15	$ .65
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 1,037.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Spartan Global ex U.S. Index Fund
Investor Class	.22%
Actual		$ 1,000.00	$ 1,048.60	$ 1.12
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10
Fidelity Advantage Class	.18%
Actual		$ 1,000.00	$ 1,048.20	$ .91
HypotheticalA		$ 1,000.00	$ 1,023.90	$ .90
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,049.50	$ .66
HypotheticalA		$ 1,000.00	$ 1,024.15	$ .65
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 1,049.00	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Semiannual Report

Spartan Emerging Markets Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.0	2.9
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.9	2.0
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	2.0	1.8
China Construction Bank Corp. (H Shares) (China, Banks)	1.8	1.5
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.6	1.3
Naspers Ltd. Class N (South Africa, Media)	1.5	1.2
Bank of China Ltd. (H Shares) (China, Banks)	1.4	1.0
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.0	1.1
China Life Insurance Co. Ltd. (H Shares) (China, Insurance)	1.0	0.6
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (China, Insurance)	0.9	0.4
	17.1
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.2	29.5
Information Technology	13.8	12.8
Energy	9.8	10.8
Telecommunication Services	7.8	8.9
Consumer Discretionary	7.8	6.9
Consumer Staples	7.6	8.2
Materials	6.9	8.0
Industrials	6.5	5.9
Utilities	3.8	3.4
Health Care	2.4	2.6
Geographic Diversification (% of fund's net assets)
As of April 30, 2015
China 16.0%
Taiwan 13.7%
India 10.5%
South Africa 9.1%
Brazil 8.9%
Hong Kong 5.5%
Cayman Islands 5.1%
Mexico 4.9%
Russia 4.4%
Other* 21.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2014
Taiwan 13.3%
China 11.9%
Brazil 11.6%
India 11.0%
South Africa 9.0%
Mexico 5.8%
Russia 4.9%
Hong Kong 4.7%
Malaysia 4.6%
Other* 23.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).

Semiannual Report

Spartan Emerging Markets Index Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
Bermuda - 1.5%
Alibaba Health Information Technology Ltd. (a)	306,000	$ 473,773
Alibaba Pictures Group Ltd. (a)(e)	1,110,000	548,516
Beijing Enterprises Water Group Ltd.	546,000	472,697
Brilliance China Automotive Holdings Ltd.	378,000	712,053
China Foods Ltd. (a)	74,000	55,472
China Gas Holdings Ltd.	214,000	379,374
China Resources Gas Group Ltd.	88,000	306,559
China Yurun Food Group Ltd. (a)(e)	178,000	61,779
CITIC Resources Holdings Ltd. (a)	340,000	60,976
Cosco Pacific Ltd.	214,735	337,456
Credicorp Ltd.	4,453	669,954
Credicorp Ltd. (United States)	2,691	410,512
GOME Electrical Appliances Holdings Ltd.	1,531,802	393,299
Haier Electronics Group Co. Ltd.	127,000	366,226
Hanergy Thin Film Power Group Ltd. (e)	1,538,000	1,432,719
Hopson Development Holdings Ltd. (a)	72,000	84,722
Kunlun Energy Co. Ltd.	394,000	469,208
Luye Pharma Group Ltd.	88,500	113,729
Nine Dragons Paper (Holdings) Ltd. (a)	224,000	183,522
Shenzhen International Holdings Ltd.	158,980	299,887
Sihuan Pharmaceutical Holdings Group Ltd.	470,000	267,426
Sinofert Holdings Ltd. (a)	214,000	59,087
TOTAL BERMUDA		8,158,946
Brazil - 5.5%
AES Tiete SA	9,600	46,201
Ambev SA	650,300	4,087,915
B2W Companhia Global do Varejo (a)	12,700	115,368
Banco Bradesco SA	84,456	842,051
Banco do Brasil SA	118,000	1,042,553
BB Seguridade Participacoes SA	82,600	966,378
BM&F BOVESPA SA	236,200	972,881
BR Malls Participacoes SA	60,500	329,312
Brasil Foods SA	121,800	2,603,402
BTG Pactual Participations Ltd. unit	35,600	350,807
CCR SA	119,600	658,942
Centrais Eletricas Brasileiras SA (Electrobras)	37,600	91,100
Cetip SA - Mercados Organizado	30,117	345,357
Cielo SA	120,833	1,681,985
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	47,400	280,031
Companhia Energetica de Minas Gerais (CEMIG) (a)	20,580	99,316
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Paranaense de Energia-Copel	6,700	$ 50,924
Companhia Siderurgica Nacional SA (CSN)	86,600	231,953
Cosan SA Industria e Comercio	14,400	140,991
CPFL Energia SA	39,833	262,693
Cyrela Brazil Realty SA	40,700	158,453
Drogasil SA	35,300	400,690
Duratex SA	33,497	94,389
Ecorodovias Infraestrutura e Logistica SA	23,300	68,594
Embraer SA	96,700	754,228
Energias do Brasil SA	34,500	131,109
Estacio Participacoes SA	35,700	215,649
Fibria Celulose SA (a)	29,900	419,282
Guararapes Confeccoes SA	1,300	35,165
Hypermarcas SA (a)	51,400	339,147
JBS SA	100,500	518,352
Klabin SA unit	79,000	484,548
Kroton Educacional SA	208,448	761,024
Localiza Rent A Car SA	19,290	224,851
Lojas Americanas SA	32,882	144,059
Lojas Renner SA	17,800	620,618
M. Dias Branco SA	6,400	183,825
Multiplan Empreendimentos Imobiliarios SA	11,100	195,257
Multiplus SA	6,100	67,824
Natura Cosmeticos SA	22,400	214,116
Obrascon Huarte Lain Brasil SA	4,600	12,519
Oi SA (a)	23,730	44,499
Petroleo Brasileiro SA - Petrobras (ON)	511,700	2,420,128
Porto Seguro SA	13,100	163,872
Qualicorp SA (a)	30,700	252,696
Souza Cruz SA	52,600	480,094
Sul America SA unit	32,428	152,833
Terna Participacoes SA unit	11,400	75,030
TIM Participacoes SA	114,300	366,085
Totvs SA	19,100	220,671
Tractebel Energia SA (a)	27,900	330,583
Ultrapar Participacoes SA	52,900	1,217,440
Usinas Siderurgicas de Minas Gerais SA - Usiminas	20,000	111,452
Vale SA	188,400	1,416,306
Via Varejo SA unit (a)	16,100	100,994
Weg SA	77,540	413,056
TOTAL BRAZIL		29,009,598
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd.	376,000	$ 56,760
Cayman Islands - 5.1%
Agile Property Holdings Ltd.	196,856	165,093
Anta Sports Products Ltd.	124,000	273,261
Belle International Holdings Ltd.	715,000	919,748
Biostime International Holdings Ltd.	17,500	80,381
Bosideng International Holdings Ltd.	340,000	59,660
China Conch Venture Holdings Ltd.	30,500	82,246
China Dongxiang Group Co. Ltd.	418,000	102,470
China Hongqiao Group Ltd.	122,000	114,121
China Huishan Dairy Hld Co. Ltd. (e)	983,000	210,537
China Medical System Holdings Ltd.	112,000	197,973
China Resources Cement Holdings Ltd.	261,064	166,732
China Resources Land Ltd.	286,744	1,045,154
China State Construction International Holdings Ltd.	210,000	405,881
China Zhongwang Holdings Ltd. (e)	178,800	108,887
Cimc Enric Holdings Ltd.	76,000	84,428
Country Garden Holdings Co. Ltd.	762,737	413,325
ENN Energy Holdings Ltd.	102,000	736,980
Evergrande Real Estate Group Ltd.	847,000	803,227
GCL-Poly Energy Holdings Ltd. (a)	1,501,000	455,110
Geely Automobile Holdings Ltd.	615,000	347,550
Golden Eagle Retail Group Ltd. (H Shares) (e)	71,000	106,447
Greentown China Holdings Ltd.	97,000	120,647
Haitian International Holdings Ltd.	78,000	194,433
Hengan International Group Co. Ltd.	102,000	1,260,762
Kingboard Chemical Holdings Ltd.	87,000	158,946
Kingboard Laminates Holdings Ltd.	112,000	57,658
Kingsoft Corp. Ltd. (e)	97,000	381,089
KWG Property Holding Ltd.	163,737	166,260
Lee & Man Paper Manufacturing Ltd.	166,000	94,453
Li Ning Co. Ltd. (a)	211,708	117,455
Longfor Properties Co. Ltd.	191,500	333,557
Renhe Commercial Holdings Co. Ltd. (a)	2,307,000	129,480
Sany Heavy Equipment International Holdings Co. Ltd. (a)	106,000	29,951
Shenzhou International Group Holdings Ltd.	75,000	353,685
Shimao Property Holdings Ltd.	177,000	419,289
Sino Biopharmaceutical Ltd.	392,000	449,124
SOHO China Ltd.	208,000	158,069
Sunac China Holdings Ltd.	244,000	321,742
Tencent Holdings Ltd.	738,500	15,241,813
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
TPK Holding Co. Ltd.	31,775	$ 198,166
Zhongsheng Group Holdings Ltd. Class H	73,500	67,331
TOTAL CAYMAN ISLANDS		27,133,121
Chile - 1.3%
AES Gener SA	315,404	184,091
Aguas Andinas SA	457,402	269,259
Banco de Chile	3,491,307	404,698
Banco de Credito e Inversiones	6,008	299,590
Banco Santander Chile	8,860,165	473,682
Cencosud SA	148,381	384,507
Colbun SA	942,673	284,582
Compania Cervecerias Unidas SA	18,676	201,022
Compania de Petroleos de Chile SA (COPEC)	52,915	609,303
CorpBanca SA	21,908,997	248,193
Empresa Nacional de Electricidad SA	456,231	701,894
Empresa Nacional de Electricidad SA sponsored ADR	203	9,362
Empresa Nacional de Telecomunicaciones SA (ENTEL)	13,870	156,354
Empresas CMPC SA	159,240	452,454
Enersis SA	2,654,239	924,308
Enersis SA sponsored ADR	300	5,331
LATAM Airlines Group SA (a)	44,892	431,489
LATAM Airlines Group SA sponsored ADR (a)	212	2,029
S.A.C.I. Falabella	70,256	550,171
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	168	3,669
TOTAL CHILE		6,595,988
China - 16.0%
Agricultural Bank of China Ltd. (H Shares)	3,595,000	2,031,611
Air China Ltd. (H Shares)	256,000	309,160
Aluminum Corp. of China Ltd. (H Shares) (a)	548,000	353,572
Angang Steel Co. Ltd. (H Shares)	134,000	111,860
Anhui Conch Cement Co. Ltd. (H Shares)	165,500	672,630
Anhui Expressway Co. Ltd. (H Shares)	56,000	48,554
Anhui Gujing Distillery Co. Ltd. (B Shares)	18,800	75,170
AviChina Industry & Technology Co. Ltd. (H Shares)	316,000	359,603
Baic Motor Corp. Ltd.	79,000	117,217
Bank Communications Co. Ltd. (H Shares)	1,125,000	1,156,853
Bank of China Ltd. (H Shares)	10,409,000	7,158,198
BBMG Corp. (H Shares)	164,000	203,557
Beijing Capital International Airport Co. Ltd. (H Shares)	204,000	217,672
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	274,000	136,106
Common Stocks - continued
	Shares	Value
China - continued
Beijing North Star Co. Ltd. (H Shares)	86,000	$ 40,278
Bengang Steel Plates Co. Ltd. (B Shares)	55,100	28,792
BOE Technology Group Co. Ltd. (B Shares) (a)	182,900	81,414
BYD Co. Ltd. (H Shares)	94,000	571,843
CGN Power Co. Ltd.	878,000	493,911
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	179,800	125,503
China BlueChemical Ltd. (H Shares)	226,000	100,891
China Cinda Asset Management Co. Ltd. (H Shares) (a)	448,000	267,047
China CITIC Bank Corp. Ltd. (H Shares)	1,044,000	949,636
China CNR Corp. Ltd. (H Shares) (a)	256,000	525,176
China Coal Energy Co. Ltd. (H Shares) (e)	351,000	231,417
China Communications Construction Co. Ltd. (H Shares)	606,000	1,108,706
China Communications Services Corp. Ltd. (H Shares)	350,000	197,792
China Construction Bank Corp. (H Shares)	9,992,000	9,733,451
China Cosco Holdings Co. Ltd. (H Shares) (a)(e)	337,500	311,784
China Eastern Airlines Corp. Ltd. (H Shares) (a)	230,000	177,755
China Everbright Bank Co. Ltd. (H Shares)	461,000	313,458
China Galaxy Securities Co. Ltd. (H Shares) (e)	155,000	254,782
China International Marine Containers (Group) Ltd. (H Shares)	86,400	233,542
China Life Insurance Co. Ltd. (H Shares)	1,029,000	4,994,029
China Longyuan Power Grid Corp. Ltd. (H Shares)	469,000	584,544
China Machinery Engineering Co. (H Shares)	60,000	79,891
China Merchants Bank Co. Ltd. (H Shares)	629,846	1,905,657
China Merchants Property Development Co. Ltd. (B Shares)	26,950	79,280
China Minsheng Banking Corp. Ltd. (H Shares)	850,200	1,248,334
China Molybdenum Co. Ltd. (H Shares)	186,000	186,467
China National Building Materials Co. Ltd. (H Shares)	390,000	475,011
China National Materials Co. Ltd. (H Shares)	131,000	48,340
China Oilfield Services Ltd. (H Shares)	252,000	520,221
China Pacific Insurance Group Co. Ltd. (H Shares)	353,800	1,930,926
China Petroleum & Chemical Corp. (H Shares)	3,551,000	3,351,315
China Railway Construction Corp. Ltd. (H Shares)	261,000	522,636
China Railway Group Ltd. (H Shares)	526,000	741,098
China Shenhua Energy Co. Ltd. (H Shares)	469,000	1,219,313
China Shipping Container Lines Co. Ltd. (H Shares) (a)	533,000	301,897
China Shipping Development Co. Ltd. (H Shares)	182,000	152,869
China Southern Airlines Ltd. (H Shares)	242,000	237,817
China Telecom Corp. Ltd. (H Shares)	2,252,000	1,676,531
China Vanke Co. Ltd. (H Shares) (a)	182,700	486,773
Chongqing Changan Automobile Co. Ltd. (B Shares)	103,900	340,500
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	407,000	364,436
Common Stocks - continued
	Shares	Value
China - continued
CITIC Securities Co. Ltd. (H Shares)	162,000	$ 721,110
CSG Holding Co. Ltd. (B Shares)	70,300	84,082
CSR Corp. Ltd. (H Shares) (e)	262,000	507,061
Dalian Wanda Commercial Properties Co., Ltd.	36,500	299,750
Datang International Power Generation Co. Ltd. (H Shares)	400,000	235,338
Dazhong Transport Group Co. Ltd. (B Shares)	74,100	88,846
Dongfang Electric Corp. Ltd. (H Shares)	43,000	97,867
Dongfeng Motor Group Co. Ltd. (H Shares)	414,000	691,197
Double Coin Holdings Ltd. (B Shares)	33,300	57,909
Foshan Electrical and Lighting Co. Ltd. (B Shares) (a)	21,900	28,680
Great Wall Motor Co. Ltd. (H Shares)	144,000	1,098,967
Guangdong Electric Power Development Co. Ltd. (B Shares)	71,400	72,224
Guangshen Railway Co. Ltd. (H Shares)	204,000	135,552
Guangzhou Automobile Group Co. Ltd. (H Shares)	310,000	337,976
Guangzhou Baiyunshan Pharma Health (H Shares)	30,000	114,960
Guangzhou R&F Properties Co. Ltd. (H Shares)	120,800	154,613
Haitong Securities Co. Ltd. (H Shares)	205,200	673,803
Harbin Electric Machinery Co. Ltd.(H Shares)	76,000	62,561
Huadian Energy Co. Ltd. (B Shares) (a)	61,500	43,050
Huadian Fuxin Energy Corp. Ltd. (H Shares)	350,000	189,212
Huadian Power International Corp. Ltd. (H Shares)	232,000	257,128
Huaneng Power International, Inc. (H Shares)	466,000	660,890
Huaneng Renewables Corp. Ltd. (H Shares)	544,000	238,641
Huishang Bank Corp. Ltd.	225,000	121,056
Industrial & Commercial Bank of China Ltd. (H Shares)	9,963,000	8,642,513
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	131,562	200,237
Jiangling Motors Corp. Ltd. (B Shares)	12,300	66,034
Jiangsu Expressway Co. Ltd. (H Shares)	180,000	248,034
Jiangxi Copper Co. Ltd. (H Shares)	188,000	390,042
Jinzhou Port Co. Ltd. (B Shares)	11,000	7,557
Maanshan Iron & Steel Ltd. (H Shares) (a)	224,000	87,282
Metallurgical Corp. China Ltd. (H Shares)	377,000	223,265
New China Life Insurance Co. Ltd. (H Shares)	112,300	697,660
People's Insurance Co. of China Group (H Shares)	522,000	363,017
PetroChina Co. Ltd. (H Shares)	2,932,000	3,781,588
PICC Property & Casualty Co. Ltd. (H Shares)	449,227	999,242
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	345,500	4,965,931
Shandong Chenming Paper Holdings Ltd. (B Shares)	156,600	123,857
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	248,000	229,744
Shanghai Bailian Group Co. Ltd. (B Shares)	23,600	53,548
Shanghai Chlor Alkali Co. Ltd. (B Shares)	45,300	36,920
Shanghai Electric Group Co. Ltd. (H Shares)	398,000	406,701
Common Stocks - continued
	Shares	Value
China - continued
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	53,000	$ 202,070
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	57,600	54,086
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	21,300	68,863
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	40	72
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	33,800	71,217
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	70,300	214,345
Shanghai Pharma Holding Co. Ltd. (H Shares)	89,100	278,202
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	30,400	95,821
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	23,917	64,432
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	104,600	83,575
Shengjing Bank Co. Ltd.	91,000	110,484
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	19,400	49,035
Shenzhen Expressway Co. (H Shares)	96,000	91,782
Sichuan Expressway Co. Ltd. (H Shares)	116,000	63,908
Sinopec Engineering Group Co. Ltd. (H Shares) (f)	137,000	148,303
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	495,000	299,534
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares) (a)(e)	276,000	160,603
Sinopharm Group Co. Ltd. (H Shares)	144,800	689,386
Sinotrans Ltd. (H Shares)	233,000	178,871
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	48,000	50,598
TravelSky Technology Ltd. (H Shares)	141,000	274,339
Tsingtao Brewery Co. Ltd. (H Shares)	54,000	343,834
Weichai Power Co. Ltd. (H Shares)	65,800	261,908
Weifu High-Technology Co. Ltd. (B Shares)	21,850	102,223
Wumart Stores, Inc. (H Shares)	61,000	53,440
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	53,800	125,362
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	26,520	122,497
Yanzhou Coal Mining Co. Ltd. (H Shares) (e)	276,000	275,985
Zhaojin Mining Industry Co. Ltd. (H Shares)	124,500	88,991
Zhejiang Expressway Co. Ltd. (H Shares)	198,000	315,245
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	69,500	594,519
Zijin Mining Group Co. Ltd. (H Shares)	836,000	322,511
ZTE Corp. (H Shares)	85,400	288,136
TOTAL CHINA		84,786,648
Colombia - 0.4%
Almacenes Exito SA (a)	29,804	319,811
Bancolombia SA sponsored ADR	76	3,441
Cementos Argos SA	52,879	224,658
Common Stocks - continued
	Shares	Value
Colombia - continued
Cemex Latam Holdings SA (a)	22,673	$ 126,596
Corporacion Financiera Colombiana SA	13,752	221,117
Ecopetrol SA	685,614	584,297
Grupo de Inversiones Suramerica SA	31,199	512,649
Interconexion Electrica SA ESP	50,228	168,692
Isagen SA	122,954	164,403
TOTAL COLOMBIA		2,325,664
Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	22,298	579,727
Komercni Banka A/S	2,303	513,585
Telefonica Czech Rep A/S	8,941	73,413
TOTAL CZECH REPUBLIC		1,166,725
Egypt - 0.3%
Commercial International Bank SAE	114,540	833,299
Commercial International Bank SAE sponsored GDR	2,265	15,634
EFG-Hermes Holding SAE (a)	77,635	144,789
Egyptian Kuwaiti Holding	96,302	63,559
El Ezz Steel Rebars SAE (a)	22,554	36,979
Elsewedy Electric Co. (a)	9,715	60,314
Global Telecom Holding (a)	323,297	136,013
JUHAYNA Food Industries	54,263	66,566
Sidi Kerir Petrochemcials Co.	13,951	26,878
Talaat Moustafa Group Holding	132,957	172,686
Telecom Egypt SAE	38,711	49,872
TOTAL EGYPT		1,606,589
Hong Kong - 5.5%
Beijing Enterprises Holdings Ltd.	72,500	664,146
China Agri-Industries Holdings Ltd.	307,630	175,833
China Everbright International Ltd.	365,000	683,797
China Everbright Ltd.	122,000	405,326
China Merchants Holdings International Co. Ltd.	163,227	742,367
China Mobile Ltd.	720,000	10,283,966
China Overseas Land and Investment Ltd.	568,000	2,378,102
China Power International Development Ltd.	386,000	249,513
China Resources Enterprise Ltd.	168,000	515,886
China Resources Power Holdings Co. Ltd.	262,000	792,705
China South City Holdings Ltd.	278,000	123,029
China Taiping Insurance Group Ltd. (a)	136,977	511,639
China Unicom Ltd.	792,000	1,487,479
CITIC Pacific Ltd.	774,000	1,551,885
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CNOOC Ltd.	2,219,000	$ 3,783,866
CNOOC Ltd. sponsored ADR	200	34,250
CSPC Pharmaceutical Group Ltd.	560,000	582,359
Far East Horizon Ltd.	211,000	223,780
Fosun International Ltd. (e)	201,000	503,113
Franshion Properties China Ltd.	552,000	223,633
Guangdong Investment Ltd.	298,000	445,238
Lenovo Group Ltd.	900,000	1,556,019
Poly Property Group Co. Ltd.	256,000	164,819
Shanghai Industrial Holdings Ltd.	65,000	259,982
Shenzhen Investment Ltd.	280,431	154,497
Sino-Ocean Land Holdings Ltd.	482,979	403,804
Sinotruk Hong Kong Ltd.	100,000	71,479
Yuexiu Property Co. Ltd.	848,000	207,882
TOTAL HONG KONG		29,180,394
Hungary - 0.3%
Magyar Telekom PLC (a)	63,451	94,973
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	6,455	359,036
OTP Bank PLC	27,177	603,142
Richter Gedeon PLC	18,250	307,630
TOTAL HUNGARY		1,364,781
India - 10.5%
ABB Ltd. India	6,995	147,043
ACC Ltd.	7,137	161,018
Adani Enterprises Ltd.	37,892	402,010
Adani Ports & Special Economic Zone	72,054	360,056
Adani Power Ltd. (a)	86,216	58,271
Aditya Birla Nuvo Ltd.	5,501	135,734
Ambuja Cements Ltd.	93,983	343,705
Ashok Leyland Ltd. (a)	95,736	104,854
Asian Paints India Ltd.	41,111	493,253
Aurobindo Pharma Ltd.	18,068	365,538
Axis Bank Ltd. (a)	105,685	948,736
Bajaj Auto Ltd. (a)	9,969	305,693
Bajaj Finserv Ltd. (a)	5,472	123,557
Bajaj Holdings & Investment Ltd. (a)	4,556	92,708
Bank of Baroda (a)	38,370	102,256
Bank of India (a)	32,954	112,323
Bharat Electronics Ltd.	1,025	49,753
Bharat Forge Ltd.	12,919	255,086
Common Stocks - continued
	Shares	Value
India - continued
Bharat Heavy Electricals Ltd.	85,511	$ 320,325
Bharat Petroleum Corp. Ltd. (a)	24,219	291,458
Bharti Airtel Ltd. (a)	181,183	1,086,567
Bharti Infratel Ltd.	77,454	489,117
Bosch Ltd. (a)	1,099	389,183
Britannia Industries Ltd. (a)	4,345	150,275
Cadila Healthcare Ltd. (a)	7,179	192,253
Cairn India Ltd.	77,592	260,623
Canara Bank Ltd.	14,137	84,169
Castrol India Ltd.	17,926	124,979
Cipla Ltd.	49,277	493,176
Coal India Ltd.	189,869	1,083,831
Colgate-Palmolive (India)	4,754	148,737
Corporation Bank Ltd. (a)	51,470	46,126
Crompton Greaves Ltd.	76,166	202,198
Cummins India Ltd.	9,505	128,947
Dabur India Ltd.	74,972	297,185
Divi's Laboratories Ltd. (a)	6,040	163,808
DLF Ltd. (a)	56,294	120,875
Dr. Reddy's Laboratories Ltd. (a)	11,687	608,009
Eicher Motors Ltd. (a)	946	226,149
Essar Oil Ltd. (a)	27,057	46,303
Exide Industries Ltd.	29,170	78,746
GAIL India Ltd. (a)	44,574	252,724
GlaxoSmithKline Consumer Healthcare Ltd.	1,580	155,863
GlaxoSmithKline Pharmaceuticals Ltd. (a)	3,043	152,438
Glenmark Pharmaceuticals Ltd.	15,682	219,704
GMR Infrastructure Ltd. (a)	245,662	57,020
Godrej Consumer Products Ltd.	16,935	280,284
Godrej Industries Ltd. (a)	14,503	82,422
Grasim Industries Ltd.	1,387	86,449
Great Eastern Shipping Co. Ltd.	14,235	76,262
HCL Technologies Ltd.	75,480	1,045,890
HDFC Bank Ltd.	82,559	1,474,779
Hero Motocorp Ltd.	14,285	523,518
Hindalco Industries Ltd. (a)	113,938	230,574
Hindustan Petroleum Corp. Ltd. (a)	11,573	113,849
Hindustan Unilever Ltd.	100,977	1,351,202
Hindustan Zinc Ltd.	43,431	115,775
Housing Development Finance Corp. Ltd.	217,355	4,001,803
ICICI Bank Ltd. (a)	391,644	2,045,031
IDBI Bank Ltd. (a)	53,155	62,316
Common Stocks - continued
	Shares	Value
India - continued
Idea Cellular Ltd. (a)	200,280	$ 551,538
IDFC Ltd. (a)	55,030	153,218
Indian Oil Corp. Ltd. (a)	43,239	245,767
IndusInd Bank Ltd. (a)	17,361	228,503
Infosys Ltd.	132,425	4,040,159
ITC Ltd. (a)	262,305	1,330,560
Jaiprakash Associates Ltd. (a)	140,141	45,429
Jindal Steel & Power Ltd.	48,598	106,759
JSW Energy Ltd. (a)	54,736	98,623
JSW Steel Ltd.	18,981	278,438
Kotak Mahindra Bank Ltd.	48,748	1,022,479
Larsen & Toubro Ltd. (a)	31,605	811,316
LIC Housing Finance Ltd.	39,748	268,989
Lupin Ltd.	30,302	845,220
Mahindra & Mahindra Financial Services Ltd.	43,690	184,013
Mahindra & Mahindra Ltd. (a)	42,722	769,763
Mangalore Refinery & Petrochemicals Ltd. (a)	35,260	38,812
Marico Ltd.	31,684	200,282
Maruti Suzuki India Ltd. (a)	4,930	291,535
Motherson Sumi Systems Ltd.	29,923	237,391
Mphasis BFL Ltd.	12,284	76,345
Nestle India Ltd.	3,666	379,166
NHPC Ltd.	323,666	100,592
NMDC Ltd. (a)	115,675	233,452
NTPC Ltd.	283,872	671,401
Oil & Natural Gas Corp. Ltd.	286,336	1,369,776
Oil India Ltd.	17,739	127,792
Oracle Finance Services Software Ltd. (a)	3,068	160,078
Oriental Bank of Commerce (a)	9,172	29,408
Pidilite Industries Ltd.	17,272	154,122
Piramal Enterprises Ltd. (a)	12,489	184,364
Power Finance Corp. Ltd.	42,731	178,629
Power Grid Corp. of India Ltd.	163,348	387,015
Punjab National Bank (a)	20,735	52,125
Reliance Capital Ltd. (a)	16,640	105,748
Reliance Communication Ltd. (a)	140,262	133,535
Reliance Industries Ltd.	222,718	3,022,310
Reliance Infrastructure Ltd. (a)	17,255	112,548
Reliance Power Ltd. (a)	94,092	83,879
Rural Electrification Corp. Ltd. (a)	50,632	248,229
Sesa Sterlite Ltd.	187,587	616,669
Shree Cement Ltd. (a)	1,207	193,599
Common Stocks - continued
	Shares	Value
India - continued
Shriram Transport Finance Co. Ltd.	18,117	$ 276,497
Siemens India Ltd. (a)	11,802	252,726
State Bank of India	210,309	892,729
Steel Authority of India Ltd.	138,059	150,882
Sun Pharmaceutical Industries Ltd. (a)	124,878	1,844,940
Sun TV Ltd.	19,789	108,088
Tata Chemicals Ltd. (a)	3,139	21,090
Tata Communications Ltd.	11,821	81,001
Tata Consultancy Services Ltd.	66,184	2,565,908
Tata Motors Ltd. (a)	146,644	1,174,991
Tata Power Co. Ltd. (a)	149,626	178,475
Tata Steel Ltd.	32,471	184,128
Tech Mahindra Ltd.	63,910	624,892
Titan Co. Ltd. (a)	14,520	88,603
Torrent Power Ltd. (a)	16,990	44,141
Ultratech Cemco Ltd. (a)	10,228	430,074
Union Bank of India (a)	18,050	40,845
Unitech Ltd. (a)	470,540	114,030
United Breweries Ltd. (a)	9,881	144,978
United Spirits Ltd. (a)	8,353	437,730
Wipro Ltd.	68,925	581,979
Wockhardt Ltd. (a)	4,614	93,510
Yes Bank Ltd.	25,998	343,427
Zee Entertainment Enterprises Ltd.	78,124	383,627
TOTAL INDIA		55,351,403
Indonesia - 2.3%
PT Adaro Energy Tbk	1,675,600	113,107
PT Aneka Tambang Tbk	427,100	26,194
PT Astra Agro Lestari Tbk	38,100	59,814
PT Astra International Tbk	2,810,200	1,485,043
PT Bank Central Asia Tbk	1,701,900	1,769,188
PT Bank Danamon Indonesia Tbk Series A	419,900	128,602
PT Bank Mandiri (Persero) Tbk	1,327,300	1,091,759
PT Bank Negara Indonesia (Persero) Tbk	1,051,300	521,088
PT Bank Rakyat Indonesia Tbk	1,510,900	1,355,002
PT Charoen Pokphand Indonesia Tbk	953,900	208,625
PT Global Mediacom Tbk	513,000	61,342
PT Gudang Garam Tbk	64,300	248,023
PT Indo Tambangraya Megah Tbk	48,500	47,144
PT Indocement Tunggal Prakarsa Tbk	186,400	301,979
PT Indofood CBP Sukses Makmur Tbk	171,700	174,846
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Indofood Sukses Makmur Tbk	613,300	$ 319,365
PT Indosat Tbk (a)	140,100	43,232
PT International Nickel Indonesia Tbk	245,700	52,978
PT Jasa Marga Tbk	258,300	123,546
PT Kalbe Farma Tbk	2,689,700	372,460
PT Media Nusantara Citra Tbk	648,100	110,246
PT Perusahaan Gas Negara Tbk Series B	1,489,000	470,966
PT Semen Gresik (Persero) Tbk	422,800	407,715
PT Surya Citra Media Tbk	802,300	179,492
PT Tambang Batubara Bukit Asam Tbk	106,900	77,108
PT Telkomunikasi Indonesia Tbk Series B	6,990,700	1,405,979
PT Tower Bersama Infrastructure Tbk	261,700	171,102
PT Unilever Indonesia Tbk	159,000	522,538
PT United Tractors Tbk	202,300	333,980
PT XL Axiata Tbk	354,300	110,287
TOTAL INDONESIA		12,292,750
Malaysia - 4.2%
AirAsia Bhd	153,300	97,682
Alliance Financial Group Bhd	164,300	218,605
AMMB Holdings Bhd	269,700	491,327
Astro Malaysia Holdings Bhd	221,200	194,966
Axiata Group Bhd	602,100	1,139,131
Berjaya Sports Toto Bhd	99,569	91,114
British American Tobacco (Malaysia) Bhd	18,700	351,586
Bumi Armada Bhd	436,400	145,773
Bumiputra-Commerce Holdings Bhd	742,588	1,229,830
DiGi.com Bhd	511,700	863,247
Felda Global Ventures Holdings Bhd	233,600	135,734
Gamuda Bhd	267,000	391,975
Genting Bhd	306,800	753,544
Genting Malaysia Bhd	396,000	477,979
Hong Leong Bank Bhd	77,900	307,883
Hong Leong Credit Bhd	27,500	125,053
IHH Healthcare Bhd	376,100	624,986
IJM Corp. Bhd	233,800	481,054
IOI Corp. Bhd	516,500	629,224
IOI Properties Group Sdn Bhd	263,600	158,345
KLCC Property Holdings Bhd	56,900	112,762
Kuala Lumpur Kepong Bhd	74,100	460,512
Lafarge Malaysia Bhd	56,800	153,858
Malayan Banking Bhd	660,864	1,708,507
Common Stocks - continued
	Shares	Value
Malaysia - continued
Malaysia Airports Holdings Bhd	124,460	$ 225,338
Malaysia Marine and Heavy Engineering Sdn Bhd	32,800	11,233
Maxis Bhd	357,500	696,435
MISC Bhd	212,800	546,560
MMC Corp. Bhd	101,500	76,641
Parkson Holdings Bhd	81,381	49,114
Petronas Chemicals Group Bhd	398,400	656,451
Petronas Dagangan Bhd	38,700	232,472
Petronas Gas Bhd	109,500	698,341
PPB Group Bhd	78,200	336,726
Public Bank Bhd	431,200	2,357,832
RHB Capital Bhd	96,832	214,729
SapuraKencana Petroleum Bhd	537,000	400,960
Sime Darby Bhd	447,118	1,137,092
SP Setia Bhd	104,672	100,191
Telekom Malaysia Bhd	145,193	302,001
Tenaga Nasional Bhd	490,600	1,977,548
UEM Land Holdings Bhd	170,200	61,630
UMW Holdings Bhd	88,900	265,515
Westports Holdings Bhd	85,000	107,368
YTL Corp. Bhd	754,886	353,869
YTL Power International Bhd	369,070	165,758
TOTAL MALAYSIA		22,318,481
Malta - 0.1%
Brait SA	45,134	343,544
Mexico - 4.9%
Alfa SA de CV Series A (a)	390,100	792,049
Alpek SA de CV	41,500	55,939
Alsea S.A.B. de CV (a)	78,300	235,125
America Movil S.A.B. de CV Series L	4,019,000	4,220,186
CEMEX S.A.B. de CV unit	1,813,606	1,749,535
Coca-Cola FEMSA S.A.B. de CV Series L	57,400	459,178
Compartamos S.A.B. de CV	152,200	259,817
Concentradora Fibra Danhos SA de CV	26,000	64,415
Controladora Commercial Mexicana S.A.B. de CV unit	64,100	206,397
Embotelladoras Arca S.A.B. de CV	35,500	218,086
Fibra Uno Administracion SA de CV	332,300	829,126
Fomento Economico Mexicano S.A.B. de CV unit	300,800	2,726,846
Genomma Lab Internacional SA de CV (a)	95,400	112,550
Gruma S.A.B. de CV Series B	23,900	288,180
Grupo Aeroportuario del Pacifico SA de CV Series B	50,600	360,255
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Aeroportuario del Sureste SA de CV Series B	32,195	$ 455,687
Grupo Bimbo S.A.B. de CV Series A (a)	260,500	699,557
Grupo Carso SA de CV Series A1	64,900	267,519
Grupo Comercial Chedraui S.A.B. de CV	38,200	114,635
Grupo Elektra SA de CV	4,860	127,129
Grupo Financiero Banorte S.A.B. de CV Series O	312,800	1,783,584
Grupo Financiero Inbursa S.A.B. de CV Series O	287,700	686,902
Grupo Financiero Santander Mexico S.A.B. de CV	216,700	441,536
Grupo Lala S.A.B. de CV (a)	59,500	120,497
Grupo Mexico SA de CV Series B	552,007	1,704,018
Grupo Sanborns SA de CV	50,300	80,391
Grupo Televisa SA de CV	365,600	2,660,859
Industrias Bachoco SA de CV Series B	21,100	94,264
Industrias CH SA de CV (a)	20,700	84,435
Industrias Penoles SA de CV	16,925	287,059
Infraestructura Energetica Nova S.A.B. de CV	24,800	144,319
Kimberly-Clark de Mexico SA de CV Series A	118,600	263,066
Megacable Holdings S.A.B. de CV unit	37,500	156,067
Mexichem S.A.B. de CV (a)	149,027	426,818
Minera Frisco S.A.B. de CV (a)(e)	64,800	53,810
OHL Mexico S.A.B. de CV (a)	96,800	195,026
Organizacion Soriana S.A.B. de CV Series B	32,000	77,966
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	28,900	332,269
Wal-Mart de Mexico SA de CV Series V	781,100	1,845,070
TOTAL MEXICO		25,680,167
Morocco - 0.0%
Douja Promotion Groupe Addoha SA	14,643	46,830
Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.	87,465	122,529
National Bank of Pakistan	84,162	47,202
Oil & Gas Development Co. Ltd.	91,917	165,276
Pakistan Petroleum Ltd.	49,113	86,992
TOTAL PAKISTAN		421,999
Peru - 0.1%
Compania de Minas Buenaventura SA	337	3,768
Compania de Minas Buenaventura SA sponsored ADR	28,179	315,041
TOTAL PERU		318,809
Philippines - 1.7%
Aboitiz Equity Ventures, Inc.	307,450	390,385
Common Stocks - continued
	Shares	Value
Philippines - continued
Aboitiz Power Corp.	269,700	$ 259,635
Alliance Global Group, Inc.	570,400	324,737
Ayala Corp.	32,780	573,090
Ayala Land, Inc.	811,900	703,349
Bank of the Philippine Islands (BPI)	223,302	507,015
BDO Unibank, Inc.	193,622	473,043
Bloomberry Resorts Corp.	431,800	108,398
DMCI Holdings, Inc.	610,350	205,206
Emperador, Inc.	263,200	68,315
Globe Telecom, Inc.	3,875	189,516
GT Capital Holdings, Inc.	9,045	254,635
International Container Terminal Services, Inc.	103,280	254,641
JG Summit Holdings, Inc.	305,530	489,642
Jollibee Food Corp.	61,790	275,607
LT Group, Inc.	353,300	117,991
Manila Electric Co.	37,300	217,705
Megaworld Corp.	1,492,200	177,265
Metropolitan Bank & Trust Co.	200,165	417,244
Petron Corp.	342,900	75,705
Philippine Long Distance Telephone Co.	11,800	739,018
PNOC Energy Development Corp.	1,043,000	189,360
Semirara Mining & Power Corp.	40,500	150,235
SM Investments Corp.	44,117	890,448
SM Prime Holdings, Inc.	1,085,300	453,921
Travellers International Hotel Group, Inc. (a)	159,600	24,147
Universal Robina Corp.	116,250	567,505
TOTAL PHILIPPINES		9,097,758
Poland - 1.7%
Alior Bank SA (a)	6,692	163,589
Asseco Poland SA	9,231	155,574
Bank Handlowy w Warszawie SA	6,217	196,880
Bank Millennium SA	80,029	162,955
Bank Polska Kasa Opieki SA	18,366	956,602
Bank Zachodni WBK SA	3,917	404,556
BRE Bank SA	1,730	224,140
Cyfrowy Polsat SA	31,756	221,596
ENEA SA	26,499	119,987
Energa SA	44,699	310,547
Eurocash SA	9,257	94,091
Getin Noble Bank SA (a)	140,913	70,068
Grupa Lotos SA (a)	12,338	105,529
Common Stocks - continued
	Shares	Value
Poland - continued
KGHM Polska Miedz SA (Bearer)	18,354	$ 644,711
LPP SA	170	361,265
NG2 SA	2,870	151,877
Polish Oil & Gas Co. SA	237,849	429,467
Polska Grupa Energetyczna SA	101,531	585,238
Polski Koncern Naftowy Orlen SA	44,368	844,013
Powszechna Kasa Oszczednosci Bank SA	119,340	1,196,765
Powszechny Zaklad Ubezpieczen SA	7,771	1,014,482
Synthos SA	55,272	72,471
Tauron Polska Energia SA	132,702	177,681
Telekomunikacja Polska SA	92,394	261,794
TVN SA (a)	19,027	89,853
Zaklady Azotowe w Tarnowie-Moscicach SA	6,011	136,923
TOTAL POLAND		9,152,654
Russia - 4.2%
Acron Group GDR (Reg. S)	10,000	42,337
Aeroflot - Russian Airlines (a)	67,111	49,705
Alrosa Co. Ltd. (a)	233,777	310,387
Bashneft OJSC (a)	2,817	117,416
E.ON Russia JSC (a)	2,415,665	147,726
Federal Grid Co. of Unified Energy System (a)	31,349,295	43,211
Gazprom OAO sponsored ADR (Reg. S)	716,739	4,199,339
Inter Rao Ues JSC (a)	5,213,649	122,451
LSR Group OJSC GDR (Reg. S)	38,382	106,168
LUKOIL Oil Co. sponsored ADR (United Kingdom)	64,914	3,320,709
Magnit OJSC GDR (Reg. S)	38,827	2,130,150
Magnitogorsk Iron & Steel Works OJSC sponsored GDR (Reg. S)	27,478	102,077
Megafon OJSC GDR	14,278	242,181
MMC Norilsk Nickel OJSC ADR	66,940	1,260,985
Mobile TeleSystems OJSC sponsored ADR	66,987	809,203
Moscow Exchange MICEX-RTS OAO	198,295	296,422
NOVATEK OAO GDR (Reg. S)	15,496	1,500,407
Novolipetsk Steel OJSC GDR (Reg. S)	14,828	194,751
PhosAgro OJSC GDR (Reg. S)	13,637	166,234
Rosetti OAO (a)	2,996,145	30,595
Rosneft Oil Co. OJSC GDR (Reg. S)	164,052	809,467
Rostelecom sponsored ADR	24,448	229,432
RusHydro JSC sponsored ADR	191,172	230,022
Sberbank of Russia (a)	39,030	58,268
Sberbank of Russia sponsored ADR	360,597	2,140,240
Common Stocks - continued
	Shares	Value
Russia - continued
Severstal PAO GDR (Reg. S)	23,031	$ 255,310
Sistema JSFC sponsored GDR	19,297	144,964
Surgutneftegas OJSC sponsored ADR	106,271	769,700
Tatneft OAO sponsored ADR	32,705	1,121,851
Uralkali OJSC GDR (Reg. S)	27,936	410,880
VTB Bank OJSC sponsored GDR (Reg. S)	364,257	900,928
TOTAL RUSSIA		22,263,516
South Africa - 9.1%
Adcock Ingram Holdings Ltd. (a)	18,501	82,441
Aeci Ltd.	17,880	194,608
African Bank Investments Ltd. (a)	116,009	0
African Rainbow Minerals Ltd.	13,228	120,646
Alexander Forbes Group Holding (a)	80,000	66,239
Anglo American Platinum Ltd. (a)	8,418	231,497
AngloGold Ashanti Ltd. (a)	55,117	625,933
ArcelorMittal South Africa Ltd. (a)	18,506	30,708
Aspen Pharmacare Holdings Ltd.	41,678	1,268,251
Assore Ltd.	4,110	39,852
Attacq Ltd. (a)	74,504	156,069
AVI Ltd.	41,154	282,530
Barclays Africa Group Ltd.	45,008	721,036
Barloworld Ltd.	30,132	240,879
Bidvest Group Ltd.	44,536	1,208,017
Capital Property Fund	198,120	227,827
Capitec Bank Holdings Ltd.	6,832	321,607
Clicks Group Ltd.	32,718	251,073
Coronation Fund Managers Ltd.	38,595	295,231
DataTec Ltd.	24,412	126,818
Discovery Ltd.	45,544	505,659
Distell Group Ltd.	5,535	74,909
EOH Holdings Ltd.	14,018	190,304
Exxaro Resources Ltd.	16,858	137,797
FirstRand Ltd. (g)	424,845	2,029,542
Foschini Ltd.	24,969	369,826
Fountainhead Property Trust	59,453	49,926
Gold Fields Ltd.	105,755	488,262
Grindrod Ltd.	56,002	76,733
Growthpoint Properties Ltd. (g)	377,047	884,597
Harmony Gold Mining Co. Ltd. (a)	45,687	87,938
Hyprop Investments Ltd.	33,971	349,812
Illovo Sugar Ltd.	29,338	53,170
Common Stocks - continued
	Shares	Value
South Africa - continued
Impala Platinum Holdings Ltd. (a)	68,577	$ 380,463
Imperial Holdings Ltd.	22,961	385,036
Investec Ltd.	34,699	329,861
JSE Ltd.	10,658	119,228
Kumba Iron Ore Ltd.	7,367	99,182
Liberty Holdings Ltd.	13,277	185,044
Life Healthcare Group Holdings Ltd.	135,007	463,141
Massmart Holdings Ltd.	14,451	182,225
Mediclinic International Ltd.	59,914	635,289
MMI Holdings Ltd.	144,052	409,891
Mondi Ltd.	17,305	348,769
Mr Price Group Ltd.	32,241	689,308
MTN Group Ltd. (g)	243,190	4,885,776
Murray & Roberts Holdings Ltd.	52,226	57,730
Nampak Ltd.	79,028	283,328
Naspers Ltd. Class N (g)	49,974	7,859,859
Nedbank Group Ltd. (g)	29,358	633,691
Netcare Ltd.	203,139	711,552
Northam Platinum Ltd. (a)	43,976	180,506
Northam Platinum Ltd. rights 5/15/15 (a)	12,410	219
Oceana Group Ltd.	3,497	31,254
Omnia Holdings Ltd.	7,673	105,843
Pick 'n Pay Holdings Ltd.	33,275	72,025
Pick 'n Pay Stores Ltd.	27,514	132,063
Pioneer Foods Ltd.	16,790	262,726
Pretoria Portland Cement Co. Ltd.	60,248	86,197
PSG Group Ltd.	8,866	145,441
Redefine Properties Ltd.	513,203	520,267
Remgro Ltd.	66,442	1,478,382
Resilient Property Income Fund Ltd.	28,983	242,340
Reunert Ltd.	22,786	116,169
RMB Holdings Ltd.	96,164	579,753
Royal Bafokeng Holdings (Pty) Ltd. (a)	6,247	27,196
Sanlam Ltd.	240,842	1,558,273
Santam Ltd.	4,170	82,021
Sappi Ltd. (a)	74,993	307,631
Sasol Ltd. (g)	76,824	3,093,201
Shoprite Holdings Ltd.	59,584	852,470
Sibanye Gold Ltd.	95,113	225,732
Spar Group Ltd.	23,992	385,203
Standard Bank Group Ltd. (g)	168,086	2,466,980
Steinhoff International Holdings Ltd. (g)	292,233	1,856,633
Common Stocks - continued
	Shares	Value
South Africa - continued
Sun International Ltd.	12,563	$ 139,821
Telkom SA Ltd. (a)	41,121	283,444
Tiger Brands Ltd.	22,269	580,300
Tongaat Hulett Ltd.	14,085	156,855
Truworths International Ltd. (g)	60,079	437,957
Vodacom Group Ltd.	45,353	565,338
Wilson Bayly Holmes-Ovcon Ltd.	6,556	61,365
Woolworths Holdings Ltd.	121,677	915,627
TOTAL SOUTH AFRICA		48,398,342
Taiwan - 13.7%
Acer, Inc. (a)	401,994	263,831
Advanced Semiconductor Engineering, Inc.	842,940	1,195,394
Advantech Co. Ltd.	46,784	387,244
Asia Cement Corp.	322,153	408,135
ASUSTeK Computer, Inc.	98,000	1,041,566
AU Optronics Corp.	1,196,000	600,209
Capital Securities Corp.	270,195	100,134
Catcher Technology Co. Ltd.	98,000	1,151,962
Cathay Financial Holding Co. Ltd.	1,106,641	1,940,398
Cathay Real Estate Development Co. Ltd.	110,000	69,141
Chang Hwa Commercial Bank	473,293	289,762
Cheng Shin Rubber Industry Co. Ltd.	258,937	620,583
Cheng Uei Precision Industries Co. Ltd.	47,109	92,907
Chicony Electronics Co. Ltd.	76,485	221,019
China Airlines Ltd. (a)	284,043	151,176
China Development Finance Holding Corp.	2,055,800	859,212
China Motor Co. Ltd.	89,000	75,557
China Steel Corp.	1,690,204	1,421,105
Chinatrust Financial Holding Co. Ltd.	2,036,516	1,589,262
Chunghwa Telecom Co. Ltd.	522,000	1,684,645
Compal Electronics, Inc.	573,000	523,869
Delta Electronics, Inc.	284,000	1,715,536
E.SUN Financial Holdings Co. Ltd.	938,952	643,832
EPISTAR Corp.	135,000	211,585
Eternal Materials Co. Ltd.	100,160	114,465
EVA Airways Corp. (a)	244,575	192,859
Evergreen Marine Corp. (Taiwan) (a)	210,000	142,967
Far Eastern International Bank	213,348	78,718
Far Eastern Textile Ltd.	557,907	613,905
Far EasTone Telecommunications Co. Ltd.	221,000	527,496
Feng Hsin Iron & Steel Co.	52,000	70,972
Common Stocks - continued
	Shares	Value
Taiwan - continued
First Financial Holding Co. Ltd.	1,032,001	$ 650,350
Formosa Chemicals & Fibre Corp.	620,760	1,585,040
Formosa Petrochemical Corp.	260,000	670,672
Formosa Plastics Corp.	690,520	1,778,947
Formosa Taffeta Co. Ltd.	148,000	176,386
Foxconn Technology Co. Ltd.	140,325	400,915
Fubon Financial Holding Co. Ltd.	1,018,334	2,197,867
Giant Manufacturing Co. Ltd.	40,000	345,458
Hermes Microvision, Inc.	8,000	566,839
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,760,041	5,287,134
Hotai Motor Co. Ltd.	56,000	970,940
HTC Corp. (a)	108,000	446,092
Hua Nan Financial Holdings Co. Ltd.	992,698	610,996
Innolux Corp.	1,346,347	698,979
Inotera Memories, Inc. (a)	364,000	422,523
Inventec Corp.	422,865	299,620
Largan Precision Co. Ltd.	14,000	1,407,954
Lite-On Technology Corp.	296,010	375,014
Macronix International Co. Ltd. (a)	460,101	111,773
MediaTek, Inc.	203,292	2,621,966
Mega Financial Holding Co. Ltd.	1,430,098	1,274,789
Nan Ya Plastics Corp.	801,860	1,976,766
Nan Ya Printed Circuit Board Corp. (a)	27,000	48,224
Nanya Technology Corp. (a)	47,000	105,277
Novatek Microelectronics Corp.	76,000	399,530
Oriental Union Chemical Corp.	90,300	80,936
Pegatron Corp.	233,000	694,603
Pou Chen Corp.	367,000	515,880
President Chain Store Corp.	77,000	570,724
President Securities Corp.	117,500	70,402
Quanta Computer, Inc.	364,000	915,170
Realtek Semiconductor Corp.	59,401	186,198
Shin Kong Financial Holding Co. Ltd.	925,145	300,568
Siliconware Precision Industries Co. Ltd.	414,000	680,122
Sinopac Holdings Co.	1,204,338	546,604
Synnex Technology International Corp.	172,000	244,302
Taishin Financial Holdings Co. Ltd.	1,204,060	552,375
Taiwan Business Bank	491,937	162,234
Taiwan Cement Corp.	447,000	636,361
Taiwan Cooperative Financial Holding Co. Ltd.	1,023,753	553,226
Taiwan Fertilizer Co. Ltd.	103,000	189,682
Taiwan Glass Industry Corp.	160,475	115,276
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Mobile Co. Ltd.	229,900	$ 810,723
Taiwan Secom Co.	34,390	103,532
Taiwan Semiconductor Manufacturing Co. Ltd.	3,312,000	15,944,867
TECO Electric & Machinery Co. Ltd.	237,000	230,995
Ton Yi Industrial Corp.	82,000	64,795
Transcend Information, Inc.	36,000	138,706
U-Ming Marine Transport Corp.	49,000	73,678
Unified-President Enterprises Corp.	633,676	1,040,747
Unimicron Technology Corp.	162,000	96,800
United Microelectronics Corp.	1,643,000	787,192
Vanguard International Semiconductor Corp.	106,000	163,711
Walsin Lihwa Corp. (a)	402,000	118,791
Wan Hai Lines Ltd.	138,000	153,203
Wistron Corp.	327,831	279,918
Yang Ming Marine Transport Corp. (a)	177,900	93,231
Yuanta Financial Holding Co. Ltd.	1,369,184	798,013
Yuen Foong Yu Paper Manufacturing Co.	178,000	75,847
Yulon Motor Co. Ltd.	114,000	149,079
Yulon Nissan Motor Co. Ltd.	3,000	31,199
TOTAL TAIWAN		72,599,187
Thailand - 2.5%
Advanced Info Service PCL	7,800	56,805
Advanced Info Service PCL (For. Reg.)	161,100	1,173,236
Airports of Thailand PCL	4,600	40,479
Airports of Thailand PCL (For. Reg.)	57,400	505,113
Bangkok Bank PCL (For. Reg.)	67,100	377,698
Bangkok Dusit Medical Services PCL (For. Reg.)	410,200	251,435
Bangkok Life Assurance PCL	39,700	60,234
Banpu PCL (For. Reg.)	146,400	128,830
BEC World PCL (For. Reg.)	136,200	166,350
Berli Jucker PCL (For. Reg)	45,400	50,973
Big C Supercenter PCL	31,500	216,978
Big C Supercenter PCL (For. Reg.)	16,900	116,410
BTS Group Holdings PCL	756,600	212,367
C.P. ALL PCL (For. Reg.)	604,700	770,669
Central Pattana PCL	12,900	16,441
Central Pattana PCL (For. Reg.)	169,400	215,894
Charoen Pokphand Foods PCL (For. Reg.)	431,100	291,717
Delta Electronics PCL (For. Reg.)	69,200	175,336
Electricity Generating PCL (For. Reg.)	31,100	142,972
Glow Energy PCL (For. Reg.)	55,500	143,992
Common Stocks - continued
	Shares	Value
Thailand - continued
Home Product Center PCL	87,893	$ 19,203
Home Product Center PCL (For. Reg.)	456,012	99,629
Indorama Ventures PCL (For. Reg.)	179,900	134,836
Intouch Holdings PCL	64,000	149,537
Intouch Holdings PCL (For. Reg.)	145,700	340,431
IRPC PCL (For. Reg.)	1,305,600	182,241
Kasikornbank PCL (For. Reg.)	165,800	1,056,532
Krung Thai Bank PCL (For. Reg.)	511,770	310,587
Land & House PCL	171,500	49,699
Land & House PCL (For. Reg.)	246,300	71,375
Minor International PCL (For. Reg.)	219,780	220,080
PTT Exploration and Production PCL (For. Reg.)	189,739	673,630
PTT Global Chemical PCL	13,100	25,540
PTT Global Chemical PCL (For. Reg.)	207,039	403,649
PTT PCL (For. Reg.)	117,800	1,272,547
Ratchaburi Electric Generating Holding PCL (For. Reg.)	46,300	84,297
Siam Cement PCL (For. Reg.)	41,700	675,703
Siam City Cement PCL (For. Reg.)	10,100	112,478
Siam Commercial Bank PCL (For. Reg.)	214,600	1,035,394
Thai Airways International PCL (For. Reg.) (a)	82,000	31,352
Thai Oil PCL (For. Reg.)	107,900	191,538
Thai Union Frozen Products PCL (For. Reg.)	281,520	174,268
TMB PCL (For. Reg.)	3,225,500	254,477
Total Access Communication PCL	41,900	110,297
Total Access Communication PCL (For. Reg.)	52,200	137,410
True Corp. PCL (For. Reg.) (a)	1,074,548	397,800
TOTAL THAILAND		13,328,459
Turkey - 1.6%
Akbank T.A.S.	283,834	827,309
Akcansa Cimento A/S	5,053	31,101
Anadolu Efes Biracilik Ve Malt Sanayii A/S	26,702	224,798
Arcelik A/S	21,756	117,222
Aselsan A/S	11,566	60,370
Aygaz A/S	8,076	29,613
Bim Birlesik Magazalar A/S JSC	30,809	570,622
Coca-Cola Icecek Sanayi A/S	8,671	147,134
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	268,857	310,846
Enka Insaat ve Sanayi A/S	57,574	123,868
Eregli Demir ve Celik Fabrikalari T.A.S.	179,431	302,118
Ford Otomotiv Sanayi A/S	9,363	115,785
Haci Omer Sabanci Holding A/S	114,643	419,091
Common Stocks - continued
	Shares	Value
Turkey - continued
Koc Holding A/S	94,948	$ 449,410
Koza Altin Isletmeleri A/S	5,760	60,022
Migros Turk Ticaret A/S (a)	3,793	30,371
Pegasus Hava Tasimaciligi A/S (a)	5,398	53,322
Petkim Petrokimya Holding A/S	47,728	67,147
TAV Havalimanlari Holding A/S	18,886	166,063
Tofas Turk Otomobil Fabrikasi A/S	17,184	105,447
Tupras Turkiye Petrol Rafinelleri A/S	18,255	443,295
Turk Hava Yollari AO (a)	76,537	254,302
Turk Sise ve Cam Fabrikalari A/S	64,569	82,626
Turk Telekomunikasyon A/S	69,733	192,819
Turk Traktor ve Ziraat Makinalari A/S	1,655	49,478
Turkcell Iletisim Hizmet A/S	109,195	486,198
Turkiye Garanti Bankasi A/S	293,244	933,030
Turkiye Halk Bankasi A/S	92,491	468,927
Turkiye Is Bankasi A/S Series C	199,685	449,788
Turkiye Sinai Kalkinma Bankasi A/S	80,471	60,821
Turkiye Vakiflar Bankasi TAO	143,509	255,058
Ulker Biskuvi Sanayi A/S	18,992	145,322
Yapi ve Kredi Bankasi A/S	123,435	193,517
Yazicilar Holding A/S	5,696	51,044
TOTAL TURKEY		8,277,884
United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC (a)	245,952	500,214
Air Arabia PJSC (a)	334,343	149,287
Aldar Properties PJSC (a)	418,022	314,118
Arabtec Holding Co. (a)	300,873	242,471
Dana Gas PJSC (a)	443,391	61,566
Deyaar Development PJSC (a)	168,480	42,201
DP World Ltd.	22,774	525,624
Dubai Financial Market PJSC (a)	207,076	123,469
Dubai Investments Ltd. (a)	100,307	84,660
Dubai Islamic Bank Pakistan Ltd. (a)	151,842	287,731
Emaar Malls Group PJSC (a)	277,167	242,987
Emaar Properties PJSC	480,605	1,078,203
First Gulf Bank PJSC	155,442	645,391
Orascom Construction Ltd. (a)	5,000	66,500
Union National Bank (a)	147,139	274,412
Common Stocks - continued
	Shares	Value
United Arab Emirates - continued
Union Properties Ltd. (a)	104,643	$ 43,305
Waha Capital PJSC (a)	123,002	87,070
TOTAL UNITED ARAB EMIRATES		4,769,209
TOTAL COMMON STOCKS (Cost $451,766,765)		496,046,206
Nonconvertible Preferred Stocks - 3.9%

Brazil - 3.4%
AES Tiete SA (PN) (non-vtg.)	9,400	53,974
Banco Bradesco SA (PN)	351,868	3,755,812
Bradespar SA (PN)	27,000	107,984
Braskem SA (PN-A)	19,400	81,130
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	24,800	72,846
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	20,200	683,848
Companhia de Gas de Sao Paulo	1,700	29,605
Companhia de Transmissao de Energia Eletrica Paulista (PN)	4,299	60,641
Companhia Energetica de Minas Gerais (CEMIG) (PN)	87,795	423,976
Companhia Energetica de Sao Paulo Series B	23,900	150,716
Companhia Paranaense de Energia-Copel (PN-B)	10,900	122,677
Gerdau SA (PN)	113,700	379,258
Itau Unibanco Holding SA	384,531	4,917,433
Itausa-Investimentos Itau SA (PN)	439,022	1,546,001
Lojas Americanas SA (PN)	65,370	363,848
Metalurgica Gerdau SA (PN)	39,100	127,697
Oi SA (PN) (a)	39,690	74,428
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	600,300	2,600,081
Suzano Papel e Celulose SA	38,200	191,447
Telefonica Brasil SA	41,300	685,375
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	39,200	77,673
Vale SA (PN-A)	264,100	1,590,937
TOTAL BRAZIL		18,097,387
Chile - 0.1%
Embotelladora Andina SA Class B	27,519	87,684
Sociedad Quimica y Minera de Chile SA (PN-B)	12,549	273,897
TOTAL CHILE		361,581
Colombia - 0.2%
Bancolombia SA (PN)	63,265	692,144
Nonconvertible Preferred Stocks - continued
	Shares	Value
Colombia - continued
Grupo Aval Acciones y Valores SA	506,876	$ 257,481
Grupo de Inversiones Suramerica SA	14,926	222,449
TOTAL COLOMBIA		1,172,074
Russia - 0.2%
AK Transneft OAO (a)	218	513,449
Surgutneftegas OJSC (a)	1,004,680	757,404
TOTAL RUSSIA		1,270,853
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $27,151,405)		20,901,895
Nonconvertible Bonds - 0.0%
		Principal Amount (d)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	52,778
Government Obligations - 0.2%

United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (h) (Cost $998,415)		$ 1,000,000	998,876
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	8,118,954	8,118,954
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	3,972,191	3,972,191
TOTAL MONEY MARKET FUNDS (Cost $12,091,145)		12,091,145
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $492,060,639)		530,090,900
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(766,820)
NET ASSETS - 100%		$ 529,324,080
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
235 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2015	$ 12,204,725	$ 673,236

The face value of futures purchased as a percentage of net assets is 2.3%
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $148,303 or 0.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $431,514.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,656
Fidelity Securities Lending Cash Central Fund	83,475
Total	$ 90,131
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 40,030,318	$ 38,475,189	$ 1,555,129	$ -
Consumer Staples	39,611,730	37,481,580	2,130,150	-
Energy	51,314,299	24,487,901	26,826,398	-
Financials	162,374,387	138,518,283	23,776,824	79,280
Health Care	13,370,364	12,494,929	608,009	267,426
Industrials	36,126,907	35,597,584	480,288	49,035
Information Technology	72,499,899	33,428,164	39,071,735	-
Materials	39,607,540	34,290,050	4,938,219	379,271
Telecommunication Services	41,511,974	24,808,112	16,703,862	-
Utilities	20,500,683	19,222,756	1,277,927	-
Corporate Bonds	52,778	-	52,778	-
Government Obligations	998,876	-	998,876	-
Money Market Funds	12,091,145	12,091,145	-	-
Total Investments in Securities:	$ 530,090,900	$ 410,895,693	$ 118,420,195	$ 775,012
Derivative Instruments:
Assets
Futures Contracts	$ 673,236	$ 673,236	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 16,300,749
Level 2 to Level 1	$ 150,503,652
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 673,236	$ -
Total Value of Derivatives	$ 673,236	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,703,737) - See accompanying schedule: Unaffiliated issuers (cost $479,969,494)	$ 517,999,755
Fidelity Central Funds (cost $12,091,145)	12,091,145
Total Investments (cost $492,060,639)		$ 530,090,900
Foreign currency held at value (cost $2,326,200)		2,306,616
Receivable for fund shares sold		1,688,084
Dividends receivable		579,274
Interest receivable		36
Distributions receivable from Fidelity Central Funds		24,155
Receivable from investment adviser for expense reductions		64,057
Other receivables		2,939
Total assets		534,756,061

Liabilities
Payable to custodian bank	$ 4,814
Payable for investments purchased on a delayed delivery basis	549,801
Payable for fund shares redeemed	409,818
Accrued management fee	106,477
Payable for daily variation margin for derivative instruments	180,752
Other affiliated payables	42,420
Other payables and accrued expenses	165,708
Collateral on securities loaned, at value	3,972,191
Total liabilities		5,431,981

Net Assets		$ 529,324,080
Net Assets consist of:
Paid in capital		$ 501,737,279
Undistributed net investment income		2,027,002
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,943,417)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,503,216
Net Assets		$ 529,324,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($22,766,930 ÷ 2,202,539 shares)	$ 10.34

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($467,968,001 ÷ 45,258,239 shares)	$ 10.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,413,233 ÷ 3,711,181 shares)	$ 10.35

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($175,916 ÷ 16,999 shares)	$ 10.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 3,462,089
Interest		545
Income from Fidelity Central Funds		90,131
Income before foreign taxes withheld		3,552,765
Less foreign taxes withheld		(287,140)
Total income		3,265,625

Expenses
Management fee	$ 520,591
Transfer agent fees	208,197
Independent trustees' compensation	792
Miscellaneous	306
Total expenses before reductions	729,886
Expense reductions	(313,326)	416,560
Net investment income (loss)		2,849,065
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $939)	(1,150,521)
Foreign currency transactions	(291,983)
Futures contracts	942,996
Total net realized gain (loss)		(499,508)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $121,151)	21,061,687
Assets and liabilities in foreign currencies	(27,842)
Futures contracts	385,663
Total change in net unrealized appreciation (depreciation)		21,419,508
Net gain (loss)		20,920,000
Net increase (decrease) in net assets resulting from operations		$ 23,769,065

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,849,065	$ 7,037,371
Net realized gain (loss)	(499,508)	(3,367,454)
Change in net unrealized appreciation (depreciation)	21,419,508	5,591,718
Net increase (decrease) in net assets resulting from operations	23,769,065	9,261,635
Distributions to shareholders from net investment income	(6,840,222)	(4,624,751)
Share transactions - net increase (decrease)	150,508,058	128,951,374
Redemption fees	44,842	77,190
Total increase (decrease) in net assets	167,481,743	133,665,448

Net Assets
Beginning of period	361,842,337	228,176,889
End of period (including undistributed net investment income of $2,027,002 and undistributed net investment income of $6,018,159, respectively)	$ 529,324,080	$ 361,842,337

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 10.04	$ 9.76	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.25	.26	.27	.02
Net realized and unrealized gain (loss)	.29	.06	.19	(.06)	(.48)
Total from investment operations	.35	.31	.45	.21	(.46)
Distributions from net investment income	(.17)	(.19)	(.12)	-	-
Distributions from net realized gain	-	-	(.06)	(.03)	-
Total distributions	(.17)	(.19)	(.19) K	(.03)	-
Redemption fees added to paid in capital D	- J	- J	.02	.04	- J
Net asset value, end of period	$ 10.34	$ 10.16	$ 10.04	$ 9.76	$ 9.54
Total ReturnB, C	3.67%	3.18%	4.78%	2.68%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.46%A	.46%	.46%	.46%	.46%A
Expenses net of fee waivers, if any	.31%A	.31%	.32%	.33%	.33%A
Expenses net of all reductions	.31%A	.31%	.32%	.33%	.33%A
Net investment income (loss)	1.26%A	2.50%	2.56%	2.80%	1.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,767	$ 16,792	$ 10,259	$ 44,554	$ 14,188
Portfolio turnover rateF	1% A	8%	33%	62%	-%G, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 10.05	$ 9.77	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.26	.26	.28	.02
Net realized and unrealized gain (loss)	.28	.06	.21	(.06)	(.48)
Total from investment operations	.35	.32	.47	.22	(.46)
Distributions from net investment income	(.18)	(.20)	(.14)	-	-
Distributions from net realized gain	-	-	(.06)	(.03)	-
Total distributions	(.18)	(.20)	(.20)	(.03)	-
Redemption fees added to paid in capital D	- J	- J	.01	.04	- J
Net asset value, end of period	$ 10.34	$ 10.17	$ 10.05	$ 9.77	$ 9.54
Total ReturnB, C	3.69%	3.30%	4.93%	2.78%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.35%A	.35%	.35%	.35%	.35%A
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.22%	.22%A
Expenses net of all reductions	.20%A	.20%	.20%	.22%	.22%A
Net investment income (loss)	1.37%A	2.61%	2.68%	2.91%	1.87%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 467,968	$ 323,342	$ 210,071	$ 51,728	$ 10,517
Portfolio turnover rateF	1% A	8%	33%	62%	-%G, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.06	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.26	.27	.28	.03
Net realized and unrealized gain (loss)	.29	.06	.20	(.04)	(.49)
Total from investment operations	.36	.32	.47	.24	(.46)
Distributions from net investment income	(.19)	(.20)	(.15)	-	-
Distributions from net realized gain	-	-	(.06)	(.03)	-
Total distributions	(.19)	(.20)	(.21)	(.03)	-
Redemption fees added to paid in capital D	- J	- J	.01	.04	- J
Net asset value, end of period	$ 10.35	$ 10.18	$ 10.06	$ 9.79	$ 9.54
Total ReturnB, C	3.76%	3.37%	4.91%	2.99%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.28%A	.28%	.28%	.28%	.28%A
Expenses net of fee waivers, if any	.13%A	.13%	.13%	.15%	.15%A
Expenses net of all reductions	.13%A	.13%	.13%	.15%	.15%A
Net investment income (loss)	1.44%A	2.68%	2.74%	2.99%	1.93%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,413	$ 21,598	$ 474	$ 517	$ 4,771
Portfolio turnover rateF	1% A	8%	33%	62%	-%G, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.06	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.27	.26	.28	.03
Net realized and unrealized gain (loss)	.29	.06	.21	(.04)	(.49)
Total from investment operations	.36	.33	.47	.24	(.46)
Distributions from net investment income	(.19)	(.21)	(.15)	-	-
Distributions from net realized gain	-	-	(.06)	(.03)	-
Total distributions	(.19)	(.21)	(.21)	(.03)	-
Redemption fees added to paid in capital D	- J	- J	.01	.04	- J
Net asset value, end of period	$ 10.35	$ 10.18	$ 10.06	$ 9.79	$ 9.54
Total ReturnB, C	3.79%	3.40%	4.95%	2.99%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.25%A	.25%	.24%	.25%	.25%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.12%	.12%A
Expenses net of all reductions	.10%A	.10%	.10%	.12%	.12%A
Net investment income (loss)	1.47%A	2.71%	2.78%	3.02%	1.96%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 176	$ 111	$ 7,372	$ 80	$ 4,771
Portfolio turnover rateF	1% A	8%	33%	62%	-%G, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.3	1.2
Novartis AG (Switzerland, Pharmaceuticals)	1.2	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.0	1.1
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.0	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.0	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.8	0.7
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.7	0.7
Sanofi SA (France, Pharmaceuticals)	0.6	0.6
Bayer AG (Germany, Pharmaceuticals)	0.6	0.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.6	0.6
	8.8
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.1	26.5
Consumer Discretionary	11.6	9.4
Industrials	9.2	9.5
Consumer Staples	9.1	8.6
Health Care	8.6	8.3
Materials	7.3	7.2
Information Technology	7.3	7.0
Energy	7.2	8.3
Telecommunication Services	5.3	5.2
Utilities	3.5	3.3
Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Japan 15.3%
United Kingdom 13.0%
Canada 7.0%
France 6.4%
Switzerland 6.3%
Germany 6.2%
Australia 4.9%
Korea (South) 3.2%
Hong Kong 3.0%
Other* 34.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2014
Japan 14.1%
United Kingdom 12.9%
Canada 7.4%
Switzerland 6.1%
France 6.0%
Germany 5.7%
Australia 5.3%
Korea (South) 2.9%
Hong Kong 2.7%
Other* 36.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).

Semiannual Report

Spartan Global ex U.S. Index Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 4.9%
AGL Energy Ltd.	31,244	$ 375,572
ALS Ltd.	17,797	74,221
Alumina Ltd.	110,110	134,624
Amcor Ltd.	55,550	594,772
AMP Ltd.	135,219	689,116
APA Group unit	51,183	388,835
Asciano Ltd.	45,502	238,013
ASX Ltd.	8,917	297,430
Aurizon Holdings Ltd.	97,832	375,484
Australia & New Zealand Banking Group Ltd.	126,256	3,396,032
Bank of Queensland Ltd.	16,115	166,039
Bendigo & Adelaide Bank Ltd.	19,839	189,808
BHP Billiton Ltd.	146,834	3,749,608
Boral Ltd.	35,892	179,792
Brambles Ltd.	70,547	604,610
Caltex Australia Ltd.	12,048	337,796
Cimic Group Ltd.	5,064	84,516
Coca-Cola Amatil Ltd.	26,616	216,313
Cochlear Ltd.	2,602	172,202
Commonwealth Bank of Australia	74,245	5,221,449
Computershare Ltd.	21,591	210,329
Crown Ltd.	17,045	175,486
CSL Ltd.	21,708	1,562,911
DEXUS Property Group unit	41,094	239,996
Federation Centres unit	66,922	156,228
Flight Centre Travel Group Ltd.	2,316	79,597
Fortescue Metals Group Ltd. (e)	75,863	130,274
Goodman Group unit	78,742	389,453
Harvey Norman Holdings Ltd.	27,563	95,973
Healthscope Ltd.	48,978	110,075
Iluka Resources Ltd.	18,726	120,922
Incitec Pivot Ltd.	76,686	242,135
Insurance Australia Group Ltd.	106,715	490,648
Lend Lease Group unit	24,686	313,541
Macquarie Group Ltd.	13,212	815,201
Medibank Private Ltd. (a)	128,806	225,267
Mirvac Group unit	168,311	267,718
National Australia Bank Ltd.	108,423	3,154,886
Newcrest Mining Ltd. (a)	35,162	394,148
Novion Property Group unit	93,242	182,254
Orica Ltd.	16,843	269,240
Origin Energy Ltd.	50,975	513,920
Common Stocks - continued
	Shares	Value
Australia - continued
Platinum Asset Management Ltd.	10,000	$ 59,826
Qantas Airways Ltd. (a)	33,760	90,567
QBE Insurance Group Ltd.	62,466	677,225
Ramsay Health Care Ltd.	5,847	289,605
realestate.com.au Ltd.	2,477	92,579
Rio Tinto Ltd.	19,860	898,181
Santos Ltd.	44,988	295,490
Scentre Group unit	244,222	722,811
SEEK Ltd.	14,454	185,870
Sonic Healthcare Ltd.	17,642	277,405
SP AusNet unit	85,219	99,471
Stockland Corp. Ltd. unit	106,562	374,416
Suncorp Group Ltd.	58,561	607,779
Sydney Airport unit	50,485	215,338
Tabcorp Holdings Ltd.	38,818	149,600
Tatts Group Ltd.	65,718	210,104
Telstra Corp. Ltd.	196,628	969,398
The GPT Group unit	77,481	274,076
Toll Holdings Ltd.	30,820	219,017
TPG Telecom Ltd.	11,850	83,835
Transurban Group unit	82,241	645,608
Treasury Wine Estates Ltd.	30,812	135,814
Wesfarmers Ltd.	51,383	1,777,333
Westfield Corp. unit	90,663	678,001
Westpac Banking Corp.	142,374	4,090,500
Woodside Petroleum Ltd.	33,807	937,699
Woolworths Ltd.	57,734	1,346,876
WorleyParsons Ltd.	9,968	90,320
TOTAL AUSTRALIA		44,121,178
Austria - 0.1%
Andritz AG	3,281	192,092
Erste Group Bank AG	12,767	360,459
IMMOFINANZ Immobilien Anlagen AG (a)	45,855	137,943
OMV AG	6,899	229,624
Raiffeisen International Bank-Holding AG	5,467	90,754
Vienna Insurance Group AG	1,598	63,592
Voestalpine AG	4,913	205,698
TOTAL AUSTRIA		1,280,162
Bailiwick of Jersey - 0.9%
Experian PLC	45,317	809,374
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - continued
Glencore Xstrata PLC	508,420	$ 2,415,286
Petrofac Ltd.	11,682	155,923
Randgold Resources Ltd.	3,948	300,446
Shire PLC	26,971	2,191,761
Wolseley PLC	11,925	705,297
WPP PLC	60,239	1,404,864
TOTAL BAILIWICK OF JERSEY		7,982,951
Belgium - 0.9%
Ageas	10,167	381,997
Anheuser-Busch InBev SA NV	36,800	4,480,339
Belgacom SA	6,813	253,749
Colruyt NV	3,169	149,775
Delhaize Group SA	4,662	375,293
Groupe Bruxelles Lambert SA	3,668	321,984
KBC Groep NV	11,448	753,202
Solvay SA Class A	2,661	391,819
Telenet Group Holding NV (a)	2,496	149,998
UCB SA	5,778	416,206
Umicore SA	4,461	221,742
TOTAL BELGIUM		7,896,104
Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)	112,000	173,407
Alibaba Pictures Group Ltd. (a)(e)	250,000	123,540
Beijing Enterprises Water Group Ltd.	200,000	173,149
Brilliance China Automotive Holdings Ltd.	140,000	263,723
Cheung Kong Infrastructure Holdings Ltd.	28,000	237,712
China Gas Holdings Ltd.	96,000	170,187
China Resources Gas Group Ltd.	38,000	132,378
Cosco Pacific Ltd.	72,707	114,259
Credicorp Ltd. (United States)	3,062	467,108
First Pacific Co. Ltd.	98,852	95,912
GOME Electrical Appliances Holdings Ltd.	527,104	135,337
Haier Electronics Group Co. Ltd.	53,000	152,834
Hanergy Thin Film Power Group Ltd. (e)	576,000	536,571
Kerry Properties Ltd.	29,500	120,656
Kunlun Energy Co. Ltd.	142,000	169,105
Li & Fung Ltd.	272,000	277,596
Nine Dragons Paper (Holdings) Ltd. (a)	67,000	54,893
Noble Group Ltd.	208,331	136,190
NWS Holdings Ltd.	72,580	123,611
Common Stocks - continued
	Shares	Value
Bermuda - continued
Seadrill Ltd.	18,041	$ 229,941
Shangri-La Asia Ltd.	52,000	79,169
Sihuan Pharmaceutical Holdings Group Ltd.	161,000	91,608
Yue Yuen Industrial (Holdings) Ltd.	32,000	121,798
TOTAL BERMUDA		4,180,684
Brazil - 1.0%
Ambev SA	214,900	1,350,904
B2W Companhia Global do Varejo (a)	5,500	49,963
Banco Bradesco SA	36,340	362,321
Banco do Brasil SA	39,200	346,340
Banco Santander SA (Brasil) unit	34,900	188,461
BB Seguridade Participacoes SA	31,500	368,534
BM&F BOVESPA SA	82,900	341,456
BR Malls Participacoes SA	18,300	99,610
Brasil Foods SA	29,700	634,820
CCR SA	40,900	225,341
Centrais Eletricas Brasileiras SA (Electrobras)	10,800	26,167
Cetip SA - Mercados Organizado	9,704	111,277
Cielo SA	38,236	532,242
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	15,600	92,162
Companhia Siderurgica Nacional SA (CSN)	35,700	95,620
Cosan SA Industria e Comercio	5,800	56,788
CPFL Energia SA	10,009	66,008
Cyrela Brazil Realty SA	9,300	36,207
Drogasil SA	9,900	112,375
Duratex SA	17,444	49,154
Ecorodovias Infraestrutura e Logistica SA	8,100	23,846
Embraer SA	31,000	241,790
Energias do Brasil SA	10,900	41,423
Estacio Participacoes SA	14,400	86,985
Fibria Celulose SA (a)	11,900	166,871
Hypermarcas SA (a)	16,100	106,231
JBS SA	33,000	170,205
Klabin SA unit	20,400	125,124
Kroton Educacional SA	64,752	236,404
Localiza Rent A Car SA	7,480	87,190
Lojas Americanas SA	7,875	34,501
Lojas Renner SA	5,400	188,277
M. Dias Branco SA	1,600	45,956
Multiplan Empreendimentos Imobiliarios SA	3,800	66,845
Common Stocks - continued
	Shares	Value
Brazil - continued
Natura Cosmeticos SA	6,900	$ 65,955
Odontoprev SA	12,000	41,819
Petroleo Brasileiro SA - Petrobras (ON)	137,800	651,737
Porto Seguro SA	4,700	58,794
Qualicorp SA (a)	10,300	84,781
Souza Cruz SA	17,700	161,553
Sul America SA unit	6,553	30,884
Terna Participacoes SA unit	2,800	18,428
TIM Participacoes SA	38,100	122,028
Totvs SA	6,100	70,476
Tractebel Energia SA (a)	8,100	95,976
Ultrapar Participacoes SA	16,300	375,128
Vale SA	58,000	436,018
Via Varejo SA unit (a)	5,800	36,383
Weg SA	26,600	141,698
TOTAL BRAZIL		9,159,056
Canada - 6.8%
Agnico Eagle Mines Ltd. (Canada)	9,443	285,834
Agrium, Inc.	6,589	682,656
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	19,100	731,072
AltaGas Ltd.	5,982	203,284
ARC Resources Ltd.	14,590	298,572
ATCO Ltd. Class I (non-vtg.)	3,589	136,034
Bank of Montreal	29,539	1,929,767
Bank of Nova Scotia	55,649	3,068,651
Barrick Gold Corp.	53,425	694,326
Baytex Energy Corp.	9,301	181,703
BCE, Inc.	6,584	290,264
BlackBerry Ltd. (a)	23,431	237,903
Bombardier, Inc. Class B (sub. vtg.)	66,760	135,014
Brookfield Asset Management, Inc. Class A	25,882	1,393,745
CAE, Inc.	12,347	153,199
Cameco Corp.	18,374	323,163
Canadian Imperial Bank of Commerce	18,137	1,456,372
Canadian National Railway Co.	37,264	2,406,022
Canadian Natural Resources Ltd.	49,829	1,655,735
Canadian Oil Sands Ltd.	22,675	246,390
Canadian Pacific Railway Ltd.	7,815	1,490,000
Canadian Tire Ltd. Class A (non-vtg.)	3,326	352,283
Canadian Utilities Ltd. Class A (non-vtg.)	5,634	183,052
Catamaran Corp. (a)	9,419	559,285
Common Stocks - continued
	Shares	Value
Canada - continued
Cenovus Energy, Inc.	37,716	$ 710,555
CGI Group, Inc. Class A (sub. vtg.) (a)	10,327	434,650
CI Financial Corp.	10,358	304,430
Constellation Software, Inc.	817	320,299
Constellation Software, Inc. rights 9/15/15 (a)	817	244
Crescent Point Energy Corp.	19,507	509,462
Dollarama, Inc.	5,771	331,384
Eldorado Gold Corp.	31,613	157,475
Empire Co. Ltd. Class A (non-vtg.)	2,576	186,117
Enbridge, Inc.	38,801	2,028,008
Encana Corp.	37,673	534,885
Enerplus Corp.	10,050	127,114
Fairfax Financial Holdings Ltd. (sub. vtg.)	962	525,452
Finning International, Inc.	7,892	161,699
First Capital Realty, Inc.	4,208	69,755
First Quantum Minerals Ltd.	27,341	418,783
Fortis, Inc.	12,517	407,412
Franco-Nevada Corp.	7,162	371,842
George Weston Ltd.	2,353	194,364
Gildan Activewear, Inc.	10,426	330,452
Goldcorp, Inc.	37,277	701,667
Great-West Lifeco, Inc.	13,740	421,481
H&R REIT/H&R Finance Trust	6,341	121,669
Husky Energy, Inc.	15,714	351,400
IGM Financial, Inc.	4,468	168,980
Imperial Oil Ltd.	13,594	599,195
Industrial Alliance Insurance and Financial Services, Inc.	4,732	172,219
Intact Financial Corp.	5,983	460,837
Inter Pipeline Ltd.	15,024	393,501
Jean Coutu Group, Inc. Class A (sub. vtg.)	3,500	68,114
Keyera Corp.	7,759	273,125
Kinross Gold Corp. (a)	51,520	125,117
Loblaw Companies Ltd.	10,444	530,900
Magna International, Inc. Class A (sub. vtg.)	18,953	955,112
Manulife Financial Corp.	90,087	1,639,710
MEG Energy Corp. (a)	7,228	139,408
Methanex Corp.	4,121	248,011
Metro, Inc. Class A (sub. vtg.)	11,574	334,605
National Bank of Canada	14,883	601,364
New Gold, Inc. (a)	25,079	84,186
Onex Corp. (sub. vtg.)	4,004	241,103
Open Text Corp.	5,635	284,716
Common Stocks - continued
	Shares	Value
Canada - continued
Paramount Resources Ltd. Class A (a)	2,858	$ 84,544
Pembina Pipeline Corp.	15,564	541,676
Peyto Exploration & Development Corp.	6,852	199,171
Potash Corp. of Saskatchewan, Inc.	37,893	1,237,451
Power Corp. of Canada (sub. vtg.)	17,094	469,678
Power Financial Corp.	11,421	353,280
PrairieSky Royalty Ltd.	5,790	158,991
Restaurant Brands International, Inc.	8,526	347,895
Restaurant Brands International, Inc.	304	12,397
RioCan (REIT)	7,207	178,368
Rogers Communications, Inc. Class B (non-vtg.)	16,583	592,397
Royal Bank of Canada	65,986	4,381,383
Saputo, Inc.	11,437	338,892
Shaw Communications, Inc. Class B	17,742	405,573
Silver Wheaton Corp.	18,507	365,078
SNC-Lavalin Group, Inc.	7,139	257,395
Sun Life Financial, Inc.	27,989	895,694
Suncor Energy, Inc.	66,273	2,158,198
Talisman Energy, Inc.	47,925	382,526
Teck Resources Ltd. Class B (sub. vtg.)	25,562	387,508
TELUS Corp.	9,216	318,760
The Toronto-Dominion Bank	84,269	3,890,413
Thomson Reuters Corp.	16,536	679,395
Tourmaline Oil Corp. (a)	7,744	267,269
TransAlta Corp.	12,414	123,471
TransCanada Corp.	32,362	1,502,090
Turquoise Hill Resources Ltd. (a)	37,999	159,366
Valeant Pharmaceuticals International (Canada) (a)	14,585	3,162,763
Vermilion Energy, Inc.	5,002	240,793
West Fraser Timber Co. Ltd.	3,067	157,811
Yamana Gold, Inc.	41,292	157,775
TOTAL CANADA		60,543,129
Cayman Islands - 1.4%
AAC Technology Holdings, Inc.	33,000	175,207
Anta Sports Products Ltd.	47,000	103,575
ASM Pacific Technology Ltd.	11,400	127,671
Belle International Holdings Ltd.	216,000	277,854
Chailease Holding Co. Ltd.	39,900	109,567
China Huishan Dairy Hld Co. Ltd.	261,000	55,901
China Medical System Holdings Ltd.	52,000	91,916
China Mengniu Dairy Co. Ltd.	61,000	308,914
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Resources Cement Holdings Ltd.	78,198	$ 49,942
China Resources Land Ltd.	104,634	381,381
China State Construction International Holdings Ltd.	82,000	158,487
CK Hutchison Holdings Ltd.	63,500	1,380,515
Country Garden Holdings Co. Ltd.	253,644	137,449
ENN Energy Holdings Ltd.	36,000	260,111
Evergrande Real Estate Group Ltd.	266,000	252,253
GCL-Poly Energy Holdings Ltd. (a)	462,000	140,080
Geely Automobile Holdings Ltd.	230,000	129,978
Haitian International Holdings Ltd.	26,000	64,811
Hengan International Group Co. Ltd.	33,500	414,074
Kingboard Chemical Holdings Ltd.	31,400	57,367
Kingsoft Corp. Ltd. (e)	31,000	121,791
Lee & Man Paper Manufacturing Ltd.	47,000	26,743
Longfor Properties Co. Ltd.	68,500	119,314
MGM China Holdings Ltd.	43,600	82,693
New World China Land Ltd.	128,000	87,034
Sands China Ltd.	109,200	447,336
Semiconductor Manufacturing International Corp. (a)	1,128,000	124,313
Shenzhou International Group Holdings Ltd.	26,000	122,611
Shimao Property Holdings Ltd.	66,500	157,529
Shui On Land Ltd.	193,003	62,504
Sino Biopharmaceutical Ltd.	136,000	155,819
SOHO China Ltd.	75,500	57,376
Tencent Holdings Ltd.	235,600	4,862,520
Tingyi (Cayman Islands) Holding Corp.	94,000	198,659
TPK Holding Co. Ltd.	11,295	70,442
Uni-President China Holdings Ltd.	60,605	49,028
Want Want China Holdings Ltd.	276,000	303,044
WH Group Ltd. (a)	172,000	120,281
Wynn Macau Ltd.	73,600	149,848
Zhen Ding Technology Holding Ltd.	11,302	39,487
TOTAL CAYMAN ISLANDS		12,035,425
Chile - 0.3%
AES Gener SA	106,039	61,891
Aguas Andinas SA	131,818	77,597
Banco de Chile	1,055,249	122,320
Banco de Credito e Inversiones	1,647	82,128
Banco Santander Chile	2,903,830	155,244
Cencosud SA	56,743	147,041
Colbun SA	332,671	100,429
Common Stocks - continued
	Shares	Value
Chile - continued
Compania Cervecerias Unidas SA	7,485	$ 80,566
Compania de Petroleos de Chile SA (COPEC)	20,560	236,743
CorpBanca SA	6,508,157	73,727
Empresa Nacional de Electricidad SA	144,143	221,758
Empresa Nacional de Telecomunicaciones SA (ENTEL)	5,791	65,281
Empresas CMPC SA	59,673	169,551
Enersis SA	900,328	313,529
LATAM Airlines Group SA (a)	14,275	137,207
S.A.C.I. Falabella	44,675	349,848
Sonda SA	20,000	47,249
Vina Concha y Toro SA	22,404	45,625
TOTAL CHILE		2,487,734
China - 2.9%
Agricultural Bank of China Ltd. (H Shares)	983,000	555,514
Air China Ltd. (H Shares)	82,000	99,028
Aluminum Corp. of China Ltd. (H Shares) (a)	180,000	116,137
Anhui Conch Cement Co. Ltd. (H Shares)	58,000	235,725
AviChina Industry & Technology Co. Ltd. (H Shares)	92,000	104,695
Bank Communications Co. Ltd. (H Shares)	393,000	404,127
Bank of China Ltd. (H Shares)	3,633,000	2,498,389
BBMG Corp. (H Shares)	57,000	70,749
Beijing Capital International Airport Co. Ltd. (H Shares)	72,000	76,826
BYD Co. Ltd. (H Shares) (e)	28,500	173,378
CGN Power Co. Ltd.	250,000	140,635
China Cinda Asset Management Co. Ltd. (H Shares) (a)	247,000	147,233
China CITIC Bank Corp. Ltd. (H Shares)	375,000	341,105
China CNR Corp. Ltd. (H Shares) (a)	84,500	173,349
China Coal Energy Co. Ltd. (H Shares) (e)	195,000	128,565
China Communications Construction Co. Ltd. (H Shares)	202,000	369,569
China Communications Services Corp. Ltd. (H Shares)	110,000	62,163
China Construction Bank Corp. (H Shares)	3,297,000	3,211,688
China Cosco Holdings Co. Ltd. (H Shares) (a)	117,000	108,085
China Everbright Bank Co. Ltd. (H Shares)	137,000	93,153
China Galaxy Securities Co. Ltd. (H Shares) (e)	70,000	115,063
China International Marine Containers (Group) Ltd. (H Shares)	26,400	71,360
China Life Insurance Co. Ltd. (H Shares)	340,000	1,650,117
China Longyuan Power Grid Corp. Ltd. (H Shares)	144,000	179,476
China Merchants Bank Co. Ltd. (H Shares)	209,251	633,108
China Minsheng Banking Corp. Ltd. (H Shares)	284,500	417,726
China National Building Materials Co. Ltd. (H Shares)	136,000	165,645
China Oilfield Services Ltd. (H Shares)	78,000	161,021
Common Stocks - continued
	Shares	Value
China - continued
China Pacific Insurance Group Co. Ltd. (H Shares)	121,800	$ 664,745
China Petroleum & Chemical Corp. (H Shares)	1,164,000	1,098,544
China Railway Construction Corp. Ltd. (H Shares)	88,000	176,215
China Railway Group Ltd. (H Shares)	187,000	263,470
China Shenhua Energy Co. Ltd. (H Shares)	152,500	396,472
China Shipping Container Lines Co. Ltd. (H Shares) (a)	183,000	103,653
China Telecom Corp. Ltd. (H Shares)	628,000	467,523
China Vanke Co. Ltd. (H Shares) (a)	61,100	162,790
Chongqing Changan Automobile Co. Ltd. (B Shares)	34,300	112,408
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	114,000	102,078
CITIC Securities Co. Ltd. (H Shares)	48,500	215,888
CSR Corp. Ltd. (H Shares) (e)	94,000	181,923
Datang International Power Generation Co. Ltd. (H Shares)	128,000	75,308
Dongfeng Motor Group Co. Ltd. (H Shares)	120,000	200,347
Great Wall Motor Co. Ltd. (H Shares)	47,500	362,507
Guangzhou Automobile Group Co. Ltd. (H Shares)	102,000	111,205
Guangzhou R&F Properties Co. Ltd. (H Shares)	39,600	50,684
Haitong Securities Co. Ltd. (H Shares)	61,200	200,959
Huadian Power International Corp. Ltd. (H Shares)	72,000	79,798
Huaneng Power International, Inc. (H Shares)	162,000	229,751
Industrial & Commercial Bank of China Ltd. (H Shares)	3,374,000	2,926,813
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	48,400	73,665
Jiangsu Expressway Co. Ltd. (H Shares)	50,000	68,898
Jiangxi Copper Co. Ltd. (H Shares)	57,000	118,257
New China Life Insurance Co. Ltd. (H Shares)	33,100	205,633
People's Insurance Co. of China Group (H Shares)	300,000	208,630
PetroChina Co. Ltd. (H Shares)	964,000	1,243,333
PICC Property & Casualty Co. Ltd. (H Shares)	157,289	349,867
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	119,000	1,710,408
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	88,000	81,522
Shanghai Electric Group Co. Ltd. (H Shares)	124,000	126,711
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	21,000	80,065
Shanghai Pharma Holding Co. Ltd. (H Shares)	32,300	100,852
Sinopec Engineering Group Co. Ltd. (H Shares) (f)	46,000	49,795
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	147,000	88,952
Sinopharm Group Co. Ltd. (H Shares)	56,000	266,613
Sinotrans Ltd. (H Shares)	77,000	59,112
Tsingtao Brewery Co. Ltd. (H Shares)	18,000	114,611
Weichai Power Co. Ltd. (H Shares)	22,400	89,160
Yanzhou Coal Mining Co. Ltd. (H Shares) (e)	78,000	77,996
Zhejiang Expressway Co. Ltd. (H Shares)	64,000	101,897
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	23,000	196,747
Common Stocks - continued
	Shares	Value
China - continued
Zijin Mining Group Co. Ltd. (H Shares)	240,000	$ 92,587
ZTE Corp. (H Shares)	26,400	89,072
TOTAL CHINA		26,281,093
Colombia - 0.1%
Almacenes Exito SA (a)	8,946	95,995
Cementos Argos SA	19,648	83,475
Cemex Latam Holdings SA (a)	6,935	38,722
Corporacion Financiera Colombiana SA	3,330	53,543
Ecopetrol SA	231,673	197,438
Grupo de Inversiones Suramerica SA	11,311	185,857
Interconexion Electrica SA ESP	15,685	52,678
Inversiones Argos SA	13,005	102,096
Isagen SA	39,375	52,649
TOTAL COLOMBIA		862,453
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	7,392	192,185
Komercni Banka A/S	697	155,436
Telefonica Czech Rep A/S	2,853	23,426
TOTAL CZECH REPUBLIC		371,047
Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	180	347,021
Series B	322	639,036
Carlsberg A/S Series B	4,881	444,994
Coloplast A/S Series B	5,095	415,875
Danske Bank A/S	29,973	850,055
DSV de Sammensluttede Vognmaend A/S	8,151	282,756
ISS Holdings A/S	5,573	188,250
Novo Nordisk A/S Series B	91,807	5,154,107
Novozymes A/S Series B	10,954	505,379
Pandora A/S	5,324	550,297
TDC A/S	36,900	280,935
Tryg A/S	896	97,301
Vestas Wind Systems A/S	10,386	471,083
William Demant Holding A/S (a)	1,069	87,500
TOTAL DENMARK		10,314,589
Egypt - 0.0%
Commercial International Bank SAE	25,520	185,663
Commercial International Bank SAE sponsored GDR	14,156	97,708
Common Stocks - continued
	Shares	Value
Egypt - continued
Global Telecom Holding (a)	55,582	$ 23,384
Global Telecom Holding GDR (a)	10,000	21,791
Talaat Moustafa Group Holding	53,294	69,219
Telecom Egypt SAE	12,964	16,702
TOTAL EGYPT		414,467
Finland - 0.6%
Elisa Corp. (A Shares)	6,647	203,633
Fortum Corp.	20,386	402,571
Kone Oyj (B Shares) (e)	14,361	617,834
Metso Corp.	5,293	150,461
Neste Oil Oyj	5,952	161,883
Nokia Corp.	170,914	1,153,231
Nokian Tyres PLC (e)	5,338	173,464
Orion Oyj (B Shares)	4,356	142,437
Sampo Oyj (A Shares)	20,537	995,106
Stora Enso Oyj (R Shares)	25,087	263,998
UPM-Kymmene Corp.	24,458	442,557
Wartsila Corp.	6,779	311,021
TOTAL FINLAND		5,018,196
France - 6.4%
Accor SA	9,655	529,430
Aeroports de Paris	1,299	160,130
Air Liquide SA	8,462	1,106,664
Air Liquide SA (a)	6,490	846,900
Alcatel-Lucent SA (a)	128,131	444,872
Alstom SA (a)	9,944	312,384
Arkema SA	2,957	237,960
Atos Origin SA	3,655	285,679
AXA SA	83,166	2,102,923
BIC SA	1,325	226,352
BNP Paribas SA	48,437	3,058,860
Bollore Group	39,988	228,533
Bollore Group (a)	100	553
Bouygues SA	7,782	321,278
Bureau Veritas SA	12,031	283,301
Cap Gemini SA	6,499	579,032
Carrefour SA	27,264	940,033
Casino Guichard Perrachon SA	2,619	231,592
Christian Dior SA	2,489	486,602
CNP Assurances	8,016	144,075
Common Stocks - continued
	Shares	Value
France - continued
Compagnie de St. Gobain	20,531	$ 933,074
Credit Agricole SA	47,094	732,705
Danone SA	26,479	1,916,078
Dassault Systemes SA	5,939	457,638
Edenred SA	9,631	258,201
EDF SA (a)	4,600	116,816
EDF SA (a)	648	16,456
EDF SA	5,563	141,550
Essilor International SA	9,344	1,138,380
Eurazeo SA	1,779	127,340
Eutelsat Communications	7,131	248,618
Fonciere des Regions	1,406	133,104
GDF Suez	66,207	1,347,074
Gecina SA	1,342	184,046
Groupe Eurotunnel SA	20,984	336,427
Hermes International SCA	1,224	461,606
ICADE	1,608	139,857
Iliad SA	1,175	276,137
Imerys SA	1,470	111,886
JCDecaux SA	2,953	116,655
Kering SA	3,469	641,546
Klepierre SA	8,010	388,530
L'Oreal SA	597	113,688
L'Oreal SA (a)	4,500	856,948
L'Oreal SA	6,425	1,226,153
Lafarge SA (a)	3,400	248,163
Lafarge SA (a)	449	32,772
Lafarge SA (Bearer)	4,726	344,832
Lagardere S.C.A. (Reg.)	5,448	174,886
Legrand SA	12,104	699,887
LVMH Moet Hennessy - Louis Vuitton SA	12,767	2,232,518
Michelin CGDE Series B	8,477	945,320
Natixis SA	42,269	349,880
Numericable Group SA (a)	4,476	248,508
Orange SA	84,805	1,396,851
Pernod Ricard SA	9,683	1,203,441
Peugeot Citroen SA (a)	17,496	330,773
Publicis Groupe SA	8,583	719,861
Remy Cointreau SA	1,007	75,762
Renault SA	8,784	924,232
Rexel SA	12,912	243,348
Safran SA	13,334	974,280
Common Stocks - continued
	Shares	Value
France - continued
Sanofi SA	54,643	$ 5,562,139
Schneider Electric SA	24,016	1,795,158
SCOR SE	7,070	254,462
Societe Generale Series A	33,112	1,655,425
Sodexo SA (a)	512	51,665
Sodexo SA (a)	1,068	107,771
Sodexo SA	1,000	100,909
Sodexo SA (a)	1,795	181,636
Suez Environnement SA	13,761	280,660
Technip SA	4,680	319,048
Thales SA	4,191	255,131
Total SA	97,863	5,299,278
Unibail-Rodamco	4,476	1,235,871
Valeo SA	3,439	551,340
Vallourec SA	5,127	120,899
Veolia Environnement SA	19,195	406,166
VINCI SA	21,577	1,323,420
Vivendi SA	55,530	1,392,065
Wendel SA	1,329	163,232
Zodiac Aerospace	8,551	314,021
TOTAL FRANCE		57,463,276
Germany - 5.8%
adidas AG	9,548	782,324
Allianz SE	20,944	3,564,978
Axel Springer Verlag AG	1,720	95,956
BASF AG	41,996	4,172,220
Bayer AG	37,832	5,445,258
Bayerische Motoren Werke AG (BMW)	15,097	1,780,912
Beiersdorf AG	4,642	403,788
Brenntag AG	6,966	417,965
Celesio AG	2,566	76,145
Commerzbank AG (a)	44,345	598,254
Continental AG	5,028	1,178,336
Daimler AG (Germany)	44,070	4,237,188
Deutsche Annington Immobilien SE	15,959	535,666
Deutsche Bank AG	63,047	2,016,359
Deutsche Boerse AG	8,806	729,699
Deutsche Lufthansa AG	10,681	147,309
Deutsche Post AG	44,261	1,457,437
Deutsche Telekom AG	145,372	2,672,032
Deutsche Wohnen AG (Bearer)	13,239	347,255
Common Stocks - continued
	Shares	Value
Germany - continued
E.ON AG	91,437	$ 1,423,493
Fraport AG Frankfurt Airport Services Worldwide	1,775	112,267
Fresenius Medical Care AG & Co. KGaA	9,961	837,139
Fresenius SE & Co. KGaA	17,371	1,033,452
GEA Group AG	8,324	399,768
Hannover Reuck SE	2,750	279,540
HeidelbergCement Finance AG	6,346	487,122
Henkel AG & Co. KGaA	5,464	553,478
Hugo Boss AG	3,062	376,781
Infineon Technologies AG	51,916	610,363
K&S AG	7,653	249,484
Kabel Deutschland Holding AG (a)	1,028	137,769
Lanxess AG	4,189	223,586
Linde AG	8,497	1,660,396
MAN SE	1,718	186,392
Merck KGaA	5,902	636,266
Metro AG	7,388	267,777
Muenchener Rueckversicherungs AG	7,927	1,547,331
OSRAM Licht AG	4,133	217,742
ProSiebenSat.1 Media AG	9,976	510,045
RWE AG	22,175	551,036
SAP AG	42,135	3,183,932
Siemens AG	36,274	3,945,956
Symrise AG	5,665	343,488
Telefonica Deutschland Holding AG	27,293	169,152
Thyssenkrupp AG	20,400	542,017
TUI AG	10,000	186,409
TUI AG	11,037	205,803
United Internet AG	5,615	251,041
Volkswagen AG	1,310	331,841
TOTAL GERMANY		52,119,947
Greece - 0.1%
Alpha Bank AE (a)	150,441	52,715
EFG Eurobank Ergasias SA (a)	324,309	49,370
Folli Follie SA	1,374	41,431
Greek Organization of Football Prognostics SA	9,667	86,486
Hellenic Telecommunications Organization SA (a)	11,640	105,807
Jumbo SA	5,555	57,035
National Bank of Greece SA (a)	72,373	101,477
Piraeus Bank SA (a)	82,653	36,888
Common Stocks - continued
	Shares	Value
Greece - continued
Public Power Corp. of Greece (a)	4,688	$ 31,533
Titan Cement Co. SA (Reg.)	2,295	57,883
TOTAL GREECE		620,625
Hong Kong - 3.0%
AIA Group Ltd.	550,600	3,679,878
Bank of East Asia Ltd.	59,807	260,046
Beijing Enterprises Holdings Ltd.	22,500	206,114
BOC Hong Kong (Holdings) Ltd.	169,500	659,363
Cathay Pacific Airways Ltd.	55,000	141,783
China Agri-Industries Holdings Ltd.	102,609	58,648
China Everbright International Ltd.	111,000	207,949
China Everbright Ltd.	38,000	126,249
China Merchants Holdings International Co. Ltd.	53,761	244,508
China Mobile Ltd.	280,000	3,999,320
China Overseas Land and Investment Ltd.	186,000	778,745
China Resources Enterprise Ltd.	54,000	165,820
China Resources Power Holdings Co. Ltd.	86,000	260,201
China South City Holdings Ltd.	122,000	53,991
China Taiping Insurance Group Ltd. (a)	51,177	191,157
China Unicom Ltd.	272,000	510,851
CITIC Pacific Ltd.	98,000	196,492
CLP Holdings Ltd.	86,500	758,356
CNOOC Ltd.	815,000	1,389,748
CSPC Pharmaceutical Group Ltd.	138,000	143,510
Far East Horizon Ltd.	69,000	73,179
Fosun International Ltd. (e)	80,000	200,244
Franshion Properties China Ltd.	182,000	73,734
Galaxy Entertainment Group Ltd.	108,000	522,544
Guangdong Investment Ltd.	108,000	161,361
Hang Lung Properties Ltd.	102,000	345,459
Hang Seng Bank Ltd.	35,200	687,146
Henderson Land Development Co. Ltd.	47,574	382,406
HKT Trust/HKT Ltd. unit	122,860	164,541
Hong Kong & China Gas Co. Ltd.	290,182	692,643
Hong Kong Exchanges and Clearing Ltd.	50,739	1,941,693
Hutchison Whampoa Ltd.	97,000	1,429,241
Hysan Development Co. Ltd.	29,020	134,419
Lenovo Group Ltd.	306,000	529,046
Link (REIT)	105,547	655,707
MTR Corp. Ltd.	66,520	327,856
New World Development Co. Ltd.	235,877	313,466
Common Stocks - continued
	Shares	Value
Hong Kong - continued
PCCW Ltd.	178,592	$ 119,130
Power Assets Holdings Ltd.	63,500	642,738
Shanghai Industrial Holdings Ltd.	25,000	99,993
Sino Land Ltd.	130,945	231,461
Sino-Ocean Land Holdings Ltd.	155,591	130,085
SJM Holdings Ltd.	88,000	112,064
Sun Art Retail Group Ltd.	118,500	122,161
Sun Hung Kai Properties Ltd.	76,781	1,278,932
Swire Pacific Ltd. (A Shares)	29,000	392,501
Swire Properties Ltd.	52,000	179,136
Techtronic Industries Co. Ltd.	64,500	229,271
Wharf Holdings Ltd.	70,000	506,222
Wheelock and Co. Ltd.	42,000	237,351
Yuexiu Property Co. Ltd.	332,000	81,388
TOTAL HONG KONG		27,029,847
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,888	105,013
OTP Bank PLC	9,907	219,867
Richter Gedeon PLC	6,668	112,399
TOTAL HUNGARY		437,279
India - 1.4%
ACC Ltd.	1,994	44,987
Adani Enterprises Ltd.	5,076	53,853
Adani Ports & Special Economic Zone	20,767	103,773
Aditya Birla Nuvo Ltd.	1,603	39,553
Ambuja Cements Ltd.	29,468	107,767
Apollo Hospitals Enterprise Ltd. (a)	3,275	58,604
Asian Paints India Ltd.	13,314	159,742
Aurobindo Pharma Ltd.	6,257	126,587
Bajaj Auto Ltd. (a)	3,626	111,189
Bharat Heavy Electricals Ltd.	27,745	103,933
Bharat Petroleum Corp. Ltd. (a)	8,348	100,462
Bharti Airtel Ltd. (a)	27,036	162,137
Bosch Ltd. (a)	348	123,235
Cairn India Ltd.	18,736	62,932
Cipla Ltd.	15,875	158,881
Coal India Ltd.	32,153	183,539
Dabur India Ltd.	25,121	99,578
Divi's Laboratories Ltd. (a)	1,841	49,929
DLF Ltd. (a)	17,033	36,573
Common Stocks - continued
	Shares	Value
India - continued
Dr. Reddy's Laboratories Ltd. (a)	5,388	$ 280,307
GAIL India Ltd. (a)	14,188	80,443
GlaxoSmithKline Consumer Healthcare Ltd.	360	35,513
Godrej Consumer Products Ltd.	5,323	88,099
HCL Technologies Ltd.	22,019	305,107
Hero Motocorp Ltd.	2,219	81,322
Hindalco Industries Ltd. (a)	53,506	108,279
Hindustan Unilever Ltd.	34,422	460,611
Housing Development Finance Corp. Ltd.	68,360	1,258,601
ICICI Bank Ltd. (a)	48,128	251,308
Idea Cellular Ltd. (a)	50,783	139,848
Infosys Ltd.	40,894	1,247,636
Infosys Ltd. sponsored ADR	1,200	37,176
ITC Ltd. (a)	100,872	511,680
Jaiprakash Associates Ltd. (a)	35,857	11,624
Jindal Steel & Power Ltd.	18,221	40,027
JSW Steel Ltd.	4,019	58,956
Larsen & Toubro Ltd. (a)	14,467	371,375
LIC Housing Finance Ltd.	11,034	74,671
Mahindra & Mahindra Financial Services Ltd.	11,836	49,851
Mahindra & Mahindra Ltd. (a)	15,400	277,477
Motherson Sumi Systems Ltd.	9,929	78,771
Nestle India Ltd.	985	101,876
NTPC Ltd.	75,871	179,446
Oil & Natural Gas Corp. Ltd.	35,292	168,830
Oil India Ltd.	3,956	28,499
Piramal Enterprises Ltd. (a)	2,759	40,729
Power Finance Corp. Ltd.	12,331	51,548
Reliance Capital Ltd. (a)	4,027	25,592
Reliance Communication Ltd. (a)	35,514	33,811
Reliance Industries Ltd.	59,146	802,618
Reliance Infrastructure Ltd. (a)	4,106	26,782
Reliance Power Ltd. (a)	12,443	11,092
Rural Electrification Corp. Ltd. (a)	12,808	62,793
Sesa Sterlite Ltd.	54,911	180,513
Shriram Transport Finance Co. Ltd.	6,416	97,919
Siemens India Ltd. (a)	3,099	66,361
State Bank of India	66,490	282,240
Sun Pharmaceutical Industries Ltd. (a)	38,600	570,274
Tata Consultancy Services Ltd.	21,563	835,982
Tata Motors Ltd. (a)	36,456	292,105
Tata Power Co. Ltd. (a)	53,092	63,328
Common Stocks - continued
	Shares	Value
India - continued
Tata Steel Ltd.	13,946	$ 79,081
Tech Mahindra Ltd.	9,736	95,196
Ultratech Cemco Ltd. (a)	1,492	62,737
United Breweries Ltd. (a)	2,406	35,302
United Spirits Ltd. (a)	2,483	130,119
Wipro Ltd.	26,985	227,852
Yes Bank Ltd.	6,298	83,195
Zee Entertainment Enterprises Ltd.	23,424	115,023
TOTAL INDIA		12,486,779
Indonesia - 0.5%
PT Adaro Energy Tbk	776,300	52,402
PT Astra Agro Lestari Tbk	20,800	32,654
PT Astra International Tbk	913,300	482,631
PT Bank Central Asia Tbk	563,200	585,467
PT Bank Danamon Indonesia Tbk Series A	148,500	45,481
PT Bank Mandiri (Persero) Tbk	424,300	349,004
PT Bank Negara Indonesia (Persero) Tbk	342,500	169,764
PT Bank Rakyat Indonesia Tbk	509,200	456,660
PT Bumi Serpong Damai Tbk	340,000	48,918
PT Charoen Pokphand Indonesia Tbk	364,900	79,806
PT Global Mediacom Tbk	324,300	38,778
PT Gudang Garam Tbk	20,500	79,074
PT Indo Tambangraya Megah Tbk	17,400	16,913
PT Indocement Tunggal Prakarsa Tbk	71,100	115,186
PT Indofood CBP Sukses Makmur Tbk	55,600	56,619
PT Indofood Sukses Makmur Tbk	202,200	105,292
PT Jasa Marga Tbk	108,100	51,705
PT Kalbe Farma Tbk	931,000	128,922
PT Lippo Karawaci Tbk	913,900	83,547
PT Matahari Department Store Tbk	89,900	121,369
PT Media Nusantara Citra Tbk	207,100	35,229
PT Perusahaan Gas Negara Tbk Series B	511,000	161,628
PT Semen Gresik (Persero) Tbk	129,700	125,072
PT Surya Citra Media Tbk	257,000	57,497
PT Tambang Batubara Bukit Asam Tbk	40,200	28,997
PT Telkomunikasi Indonesia Tbk Series B	2,292,300	461,030
PT Tower Bersama Infrastructure Tbk	94,100	61,523
PT Unilever Indonesia Tbk	70,500	231,691
PT United Tractors Tbk	73,500	121,342
PT XL Axiata Tbk	112,800	35,113
TOTAL INDONESIA		4,419,314
Common Stocks - continued
	Shares	Value
Ireland - 0.3%
Bank of Ireland (a)	1,246,100	$ 481,710
CRH PLC	36,621	1,028,965
CRH PLC sponsored ADR	800	22,360
James Hardie Industries PLC CDI	20,760	240,019
Kerry Group PLC Class A	7,443	547,451
Ryanair Holdings PLC	827	9,700
Ryanair Holdings PLC sponsored ADR	870	56,420
TOTAL IRELAND		2,386,625
Isle of Man - 0.0%
Genting Singapore PLC	277,700	215,117
Israel - 0.4%
Bank Hapoalim BM (Reg.)	48,431	242,682
Bank Leumi le-Israel BM (a)	60,930	237,150
Bezeq The Israel Telecommunication Corp. Ltd.	89,065	168,877
Delek Group Ltd.	224	62,474
Israel Chemicals Ltd.	19,187	134,402
Israel Corp. Ltd. (Class A)	152	56,051
Mizrahi Tefahot Bank Ltd. (a)	6,902	77,285
NICE Systems Ltd.	1,686	101,347
NICE Systems Ltd. sponsored ADR	773	46,264
Teva Pharmaceutical Industries Ltd.	28,122	1,708,815
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,242	679,242
TOTAL ISRAEL		3,514,589
Italy - 1.4%
Assicurazioni Generali SpA	53,547	1,046,265
Atlantia SpA	18,863	530,521
Banca Monte dei Paschi di Siena SpA (a)(e)	194,925	120,134
Banco Popolare Societa Cooperativa (a)	16,687	263,813
Enel Green Power SpA	83,140	161,444
Enel SpA	301,165	1,427,505
Eni SpA	116,266	2,230,664
EXOR SpA	4,583	211,433
Finmeccanica SpA (a)	18,444	235,325
Intesa Sanpaolo SpA	578,780	1,944,413
Intesa Sanpaolo SpA (Risparmio Shares)	44,175	134,454
Luxottica Group SpA	7,835	515,989
Mediobanca SpA	27,154	263,599
Pirelli & C. SpA	10,393	179,819
Prysmian SpA	9,293	189,513
Saipem SpA (a)	12,315	163,275
Common Stocks - continued
	Shares	Value
Italy - continued
Snam Rete Gas SpA	96,656	$ 503,495
Telecom Italia SpA (a)	443,722	523,711
Terna SpA	68,916	324,894
UniCredit SpA	200,954	1,442,475
Unione di Banche Italiane ScpA	39,044	309,907
Unipolsai SpA	43,217	120,937
Unipolsai SpA:
rights 5/15/15	43,217	0
rights 12/31/49	43,217	0
TOTAL ITALY		12,843,585
Japan - 15.3%
ABC-MART, Inc.	1,100	62,589
ACOM Co. Ltd. (a)	19,400	64,415
Advantest Corp.	7,400	87,242
AEON Co. Ltd.	29,800	370,738
AEON Financial Service Co. Ltd.	5,500	140,209
AEON MALL Co. Ltd.	5,270	98,306
Air Water, Inc.	7,000	124,323
Aisin Seiki Co. Ltd.	8,800	402,406
Ajinomoto Co., Inc.	26,000	576,490
Alfresa Holdings Corp.	8,200	122,891
All Nippon Airways Ltd.	54,000	149,296
Amada Holdings Co. Ltd.	16,200	163,478
Aozora Bank Ltd.	53,000	198,243
Asahi Glass Co. Ltd.	45,000	302,848
Asahi Group Holdings	17,800	572,395
Asahi Kasei Corp.	57,000	536,748
Asics Corp.	7,200	184,754
Astellas Pharma, Inc.	98,200	1,529,043
Bandai Namco Holdings, Inc.	8,200	168,456
Bank of Kyoto Ltd.	15,000	163,522
Bank of Yokohama Ltd.	52,000	330,021
Benesse Holdings, Inc.	3,200	100,290
Bridgestone Corp.	29,700	1,243,946
Brother Industries Ltd.	11,000	175,015
Calbee, Inc.	3,200	130,287
Canon, Inc.	51,800	1,846,914
Casio Computer Co. Ltd. (e)	9,100	183,987
Central Japan Railway Co.	6,600	1,178,803
Chiba Bank Ltd.	34,000	279,426
Chiyoda Corp.	8,000	72,599
Common Stocks - continued
	Shares	Value
Japan - continued
Chubu Electric Power Co., Inc. (a)	29,600	$ 392,336
Chugai Pharmaceutical Co. Ltd.	10,100	307,159
Chugoku Electric Power Co., Inc.	14,000	205,539
Citizen Holdings Co. Ltd.	11,800	93,382
COLOPL, Inc. (e)	2,600	53,241
Credit Saison Co. Ltd.	7,100	134,260
Dai Nippon Printing Co. Ltd.	25,000	258,265
Dai-ichi Mutual Life Insurance Co.	49,200	808,646
Daicel Chemical Industries Ltd.	12,000	144,673
Daihatsu Motor Co. Ltd.	8,900	128,920
Daiichi Sankyo Kabushiki Kaisha	29,000	503,692
Daikin Industries Ltd.	10,700	720,849
Dainippon Sumitomo Pharma Co. Ltd.	7,200	81,353
Daito Trust Construction Co. Ltd.	3,300	384,287
Daiwa House Industry Co. Ltd.	27,300	609,473
Daiwa Securities Group, Inc.	76,000	630,482
DENSO Corp.	22,200	1,102,136
Dentsu, Inc.	9,900	461,486
Don Quijote Holdings Co. Ltd.	2,600	198,365
East Japan Railway Co.	15,300	1,352,322
Eisai Co. Ltd.	11,500	766,560
Electric Power Development Co. Ltd.	6,700	224,915
FamilyMart Co. Ltd.	2,500	107,658
Fanuc Corp.	8,800	1,935,672
Fast Retailing Co. Ltd.	2,400	945,312
Fuji Electric Co. Ltd.	25,000	117,898
Fuji Heavy Industries Ltd.	26,800	896,193
Fujifilm Holdings Corp.	21,100	794,774
Fujitsu Ltd.	86,000	570,039
Fukuoka Financial Group, Inc.	35,000	201,084
GungHo Online Entertainment, Inc.	16,900	69,377
Gunma Bank Ltd.	17,000	120,382
Hakuhodo DY Holdings, Inc.	10,500	112,367
Hamamatsu Photonics K.K.	6,700	195,429
Hankyu Hanshin Holdings, Inc.	52,000	313,876
Hikari Tsushin, Inc.	800	53,394
Hino Motors Ltd.	11,300	147,417
Hirose Electric Co. Ltd.	1,365	192,197
Hiroshima Bank Ltd.	22,000	128,498
Hisamitsu Pharmaceutical Co., Inc.	2,700	116,354
Hitachi Chemical Co. Ltd.	5,100	98,715
Hitachi Construction Machinery Co. Ltd.	4,800	85,217
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi High-Technologies Corp.	2,700	$ 78,245
Hitachi Ltd.	221,000	1,507,862
Hitachi Metals Ltd.	10,000	156,392
Hokuhoku Financial Group, Inc.	56,000	133,920
Hokuriku Electric Power Co., Inc.	7,500	110,878
Honda Motor Co. Ltd.	74,600	2,500,993
Hoya Corp.	19,500	751,547
Hulic Co. Ltd.	13,300	142,359
Ibiden Co. Ltd.	5,500	96,193
Idemitsu Kosan Co. Ltd.	4,200	81,362
Iida Group Holdings Co. Ltd.	7,900	106,031
INPEX Corp.	40,200	504,523
Isetan Mitsukoshi Holdings Ltd.	15,300	247,550
Ishikawajima-Harima Heavy Industries Co. Ltd.	64,000	293,416
Isuzu Motors Ltd.	27,000	357,853
Itochu Corp.	72,300	890,235
ITOCHU Techno-Solutions Corp.	2,400	54,658
Iyo Bank Ltd.	11,200	139,518
J. Front Retailing Co. Ltd.	11,300	188,300
Japan Airlines Co. Ltd.	5,400	180,048
Japan Display, Inc. (a)	18,700	76,819
Japan Exchange Group, Inc.	11,700	338,038
Japan Prime Realty Investment Corp.	37	132,753
Japan Real Estate Investment Corp.	56	264,434
Japan Retail Fund Investment Corp.	113	240,562
Japan Tobacco, Inc.	50,300	1,756,519
JFE Holdings, Inc.	22,500	507,934
JGC Corp.	10,000	208,109
Joyo Bank Ltd.	31,000	169,568
JSR Corp.	8,300	141,577
JTEKT Corp.	9,800	166,911
JX Holdings, Inc.	104,000	452,887
Kajima Corp.	39,000	186,296
Kakaku.com, Inc.	6,300	97,700
Kamigumi Co. Ltd.	11,000	110,134
Kaneka Corp.	14,000	97,607
Kansai Electric Power Co., Inc. (a)	32,700	328,631
Kansai Paint Co. Ltd.	11,000	196,080
Kao Corp.	23,600	1,130,181
Kawasaki Heavy Industries Ltd.	66,000	340,155
KDDI Corp.	80,000	1,892,987
Keihan Electric Railway Co., Ltd.	23,000	133,397
Common Stocks - continued
	Shares	Value
Japan - continued
Keihin Electric Express Railway Co. Ltd.	21,000	$ 166,934
Keio Corp.	27,000	208,538
Keisei Electric Railway Co.	12,000	142,244
Keyence Corp.	2,110	1,126,422
Kikkoman Corp.	7,000	199,632
Kintetsu Group Holdings Co. Ltd.	82,000	290,418
Kirin Holdings Co. Ltd.	37,900	501,652
Kobe Steel Ltd.	143,000	259,915
Koito Manufacturing Co. Ltd.	4,400	153,966
Komatsu Ltd.	42,600	857,075
Konami Corp.	4,600	84,420
Konica Minolta, Inc.	20,300	224,155
Kubota Corp.	51,000	798,202
Kuraray Co. Ltd.	15,900	215,011
Kurita Water Industries Ltd.	4,500	116,930
Kyocera Corp.	14,600	762,141
Kyowa Hakko Kirin Co., Ltd.	11,000	161,026
Kyushu Electric Power Co., Inc. (a)	19,300	205,837
Lawson, Inc.	2,900	208,539
LIXIL Group Corp.	12,300	256,376
M3, Inc.	8,500	160,612
Mabuchi Motor Co. Ltd.	2,200	131,731
Makita Corp.	5,500	274,474
Marubeni Corp.	76,500	473,692
Marui Group Co. Ltd.	10,700	116,808
Maruichi Steel Tube Ltd.	2,400	60,618
Mazda Motor Corp.	25,000	490,050
McDonald's Holdings Co. (Japan) Ltd. (e)	3,400	73,816
Medipal Holdings Corp.	6,600	90,041
Meiji Holdings Co. Ltd.	2,800	321,666
Minebea Ltd.	15,000	229,997
Miraca Holdings, Inc.	2,400	120,743
Mitsubishi Chemical Holdings Corp.	61,500	382,913
Mitsubishi Corp.	63,100	1,361,491
Mitsubishi Electric Corp.	88,000	1,149,254
Mitsubishi Estate Co. Ltd.	57,000	1,341,625
Mitsubishi Gas Chemical Co., Inc.	16,000	89,405
Mitsubishi Heavy Industries Ltd.	139,000	770,160
Mitsubishi Logistics Corp.	6,000	92,812
Mitsubishi Materials Corp.	49,000	176,399
Mitsubishi Motors Corp. of Japan	28,700	264,074
Mitsubishi Tanabe Pharma Corp.	10,000	170,151
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi UFJ Financial Group, Inc.	583,100	$ 4,142,546
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,800	122,306
Mitsui & Co. Ltd.	77,900	1,089,519
Mitsui Chemicals, Inc.	39,000	128,934
Mitsui Fudosan Co. Ltd.	43,000	1,274,705
Mitsui OSK Lines Ltd.	50,000	176,535
mixi, Inc. (e)	1,900	74,559
Mizuho Financial Group, Inc.	1,058,600	2,017,989
MS&AD Insurance Group Holdings, Inc.	23,200	663,916
Murata Manufacturing Co. Ltd.	9,300	1,310,501
Nabtesco Corp.	5,400	148,522
Nagoya Railroad Co. Ltd.	41,000	161,949
NEC Corp.	120,000	399,241
New Hampshire Foods Ltd.	8,000	174,788
Nexon Co. Ltd.	6,100	77,806
NGK Insulators Ltd.	12,000	269,565
NGK Spark Plug Co. Ltd.	8,100	226,827
NHK Spring Co. Ltd.	7,700	88,154
Nidec Corp.	10,000	748,048
Nikon Corp.	15,700	223,230
Nintendo Co. Ltd.	4,900	822,710
Nippon Building Fund, Inc.	63	313,480
Nippon Electric Glass Co. Ltd.	18,000	102,360
Nippon Express Co. Ltd.	38,000	218,137
Nippon Paint Holdings Co. Ltd.	7,000	234,484
Nippon Prologis REIT, Inc.	65	140,839
Nippon Steel & Sumitomo Metal Corp.	346,700	901,842
Nippon Telegraph & Telephone Corp.	17,200	1,161,430
Nippon Yusen KK	71,000	223,189
Nissan Motor Co. Ltd.	113,700	1,180,285
Nisshin Seifun Group, Inc.	9,095	106,067
Nissin Food Holdings Co. Ltd.	2,800	134,249
Nitori Holdings Co. Ltd.	3,200	246,109
Nitto Denko Corp.	7,100	455,007
NKSJ Holdings, Inc.	15,250	498,215
NOK Corp.	4,300	135,129
Nomura Holdings, Inc.	165,500	1,073,668
Nomura Real Estate Holdings, Inc.	5,900	119,929
Nomura Research Institute Ltd.	5,200	205,205
NSK Ltd.	21,000	327,974
NTT Data Corp.	5,900	263,988
NTT DOCOMO, Inc.	70,000	1,239,874
Common Stocks - continued
	Shares	Value
Japan - continued
NTT Urban Development Co.	5,900	$ 61,426
Obayashi Corp.	30,000	200,384
Odakyu Electric Railway Co. Ltd.	29,000	291,813
Oji Holdings Corp.	36,000	160,108
Olympus Corp. (a)	10,800	388,908
OMRON Corp.	9,400	431,630
Ono Pharmaceutical Co. Ltd.	3,800	411,841
Oracle Corp. Japan	1,800	82,173
Oriental Land Co. Ltd.	9,100	616,074
ORIX Corp.	60,400	928,855
Osaka Gas Co. Ltd.	86,000	364,998
Otsuka Corp.	2,300	105,936
Otsuka Holdings Co. Ltd.	17,700	558,692
Panasonic Corp.	100,800	1,443,846
Park24 Co. Ltd.	4,700	93,871
Rakuten, Inc.	36,600	639,418
Recruit Holdings Co. Ltd. (a)	6,300	212,091
Resona Holdings, Inc.	101,400	540,672
Ricoh Co. Ltd.	32,000	330,711
Rinnai Corp.	1,600	121,397
ROHM Co. Ltd.	4,400	305,205
Sankyo Co. Ltd. (Gunma)	2,400	90,904
Sanrio Co. Ltd. (e)	2,100	56,252
Santen Pharmaceutical Co. Ltd.	17,500	231,649
SBI Holdings, Inc. Japan	9,030	119,788
Secom Co. Ltd.	9,600	680,366
Sega Sammy Holdings, Inc.	8,500	118,663
Seibu Holdings, Inc.	5,300	153,493
Seiko Epson Corp.	12,100	211,440
Sekisui Chemical Co. Ltd.	19,000	253,345
Sekisui House Ltd.	25,500	395,267
Seven & i Holdings Co. Ltd.	34,400	1,478,661
Seven Bank Ltd.	26,500	142,779
Sharp Corp. (a)(e)	72,000	155,150
Shikoku Electric Power Co., Inc. (a)	8,200	111,044
Shimadzu Corp.	11,000	128,665
Shimamura Co. Ltd.	1,000	99,675
SHIMANO, Inc.	3,600	515,704
SHIMIZU Corp.	28,000	201,371
Shin-Etsu Chemical Co. Ltd.	18,700	1,143,109
Shinsei Bank Ltd.	75,000	153,473
Shionogi & Co. Ltd.	13,800	454,913
Common Stocks - continued
	Shares	Value
Japan - continued
Shiseido Co. Ltd.	16,400	$ 295,414
Shizuoka Bank Ltd.	24,000	264,220
Showa Shell Sekiyu K.K.	8,700	83,923
SMC Corp.	2,500	752,055
SoftBank Corp.	43,900	2,744,204
Sony Corp.	52,600	1,590,190
Sony Financial Holdings, Inc.	8,200	147,211
Stanley Electric Co. Ltd.	6,500	145,845
Sumitomo Chemical Co. Ltd.	67,000	376,805
Sumitomo Corp.	51,700	610,459
Sumitomo Electric Industries Ltd.	34,400	486,009
Sumitomo Heavy Industries Ltd.	26,000	161,538
Sumitomo Metal Mining Co. Ltd.	24,000	351,773
Sumitomo Mitsui Financial Group, Inc.	58,100	2,536,913
Sumitomo Mitsui Trust Holdings, Inc.	151,000	664,693
Sumitomo Realty & Development Co. Ltd.	16,000	617,533
Sumitomo Rubber Industries Ltd.	8,100	150,185
Suntory Beverage & Food Ltd.	6,400	272,194
Suzuken Co. Ltd.	3,630	113,591
Suzuki Motor Corp.	16,800	543,012
Sysmex Corp.	6,700	370,723
T&D Holdings, Inc.	26,100	376,618
Taiheiyo Cement Corp.	55,000	173,319
Taisei Corp.	48,000	278,057
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	98,384
Taiyo Nippon Sanso Corp.	7,000	90,849
Takashimaya Co. Ltd.	13,000	121,322
Takeda Pharmaceutical Co. Ltd.	36,100	1,853,412
TDK Corp.	5,700	410,584
Teijin Ltd.	43,000	146,069
Terumo Corp.	13,900	357,019
The Chugoku Bank Ltd.	7,100	114,070
The Hachijuni Bank Ltd.	19,000	148,119
The Suruga Bank Ltd.	8,100	178,552
THK Co. Ltd.	4,900	123,093
Tobu Railway Co. Ltd.	48,000	228,821
Toho Co. Ltd.	5,400	134,221
Toho Gas Co. Ltd.	19,000	115,046
Tohoku Electric Power Co., Inc.	20,700	260,401
Tokio Marine Holdings, Inc.	31,700	1,292,273
Tokyo Electric Power Co., Inc. (a)	65,100	265,847
Tokyo Electron Ltd.	7,700	422,055
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyo Gas Co. Ltd.	106,000	$ 611,705
Tokyo Tatemono Co. Ltd.	20,000	145,013
Tokyu Corp.	51,000	339,078
Tokyu Fudosan Holdings Corp.	22,400	166,453
TonenGeneral Sekiyu K.K.	13,000	124,765
Toppan Printing Co. Ltd.	26,000	217,993
Toray Industries, Inc.	68,000	591,100
Toshiba Corp.	184,000	737,207
Toto Ltd.	13,000	183,914
Toyo Seikan Group Holdings Ltd.	7,500	118,596
Toyo Suisan Kaisha Ltd.	4,100	143,460
Toyoda Gosei Co. Ltd.	3,100	71,723
Toyota Industries Corp.	7,400	419,094
Toyota Motor Corp.	125,200	8,715,064
Toyota Tsusho Corp.	9,700	249,403
Trend Micro, Inc.	4,600	155,625
Unicharm Corp.	16,800	422,859
United Urban Investment Corp.	118	187,298
USS Co. Ltd.	9,800	172,556
West Japan Railway Co.	7,400	409,838
Yahoo! Japan Corp.	65,400	267,174
Yakult Honsha Co. Ltd.	4,000	251,559
Yamada Denki Co. Ltd. (e)	38,600	157,993
Yamaguchi Financial Group, Inc.	9,000	112,813
Yamaha Corp.	8,000	145,377
Yamaha Motor Co. Ltd.	12,100	284,739
Yamato Holdings Co. Ltd.	16,000	358,095
Yamato Kogyo Co. Ltd.	2,000	47,056
Yamazaki Baking Co. Ltd.	5,000	88,503
Yaskawa Electric Corp.	10,400	142,891
Yokogawa Electric Corp.	10,000	117,119
Yokohama Rubber Co. Ltd.	9,000	96,845
TOTAL JAPAN		136,626,100
Korea (South) - 3.0%
AMOREPACIFIC Corp.	141	508,438
AMOREPACIFIC Group, Inc.	124	187,650
BS Financial Group, Inc.	8,852	131,904
Celltrion, Inc. (a)	3,005	239,092
Cheil Industries, Inc.	736	108,305
Cheil Worldwide, Inc. (a)	3,326	70,867
CJ CheilJedang Corp.	366	142,206
Common Stocks - continued
	Shares	Value
Korea (South) - continued
CJ Corp.	644	$ 114,198
Coway Co. Ltd.	2,454	205,732
Daelim Industrial Co.	1,369	105,492
Daewoo Engineering & Construction Co. Ltd. (a)	5,285	34,984
Daewoo International Corp.	1,866	54,398
Daewoo Securities Co. Ltd.	8,261	129,233
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	4,602	77,547
Daum Kakao Corp.	1,245	124,718
DGB Financial Group Co. Ltd.	8,453	95,351
Dongbu Insurance Co. Ltd.	1,803	91,564
Doosan Co. Ltd.	397	45,888
Doosan Heavy Industries & Construction Co. Ltd.	2,575	72,915
Doosan Infracore Co. Ltd. (a)	6,574	72,630
E-Mart Co. Ltd.	938	192,893
GS Engineering & Construction Corp. (a)	2,418	72,398
GS Holdings Corp.	2,392	111,482
Halla Visteon Climate Control Corp.	1,490	55,887
Hana Financial Group, Inc.	13,063	384,452
Hankook Tire Co. Ltd.	3,346	140,101
Hanssem Co. Ltd.	525	96,752
Hanwha Chemical Corp.	5,311	84,810
Hanwha Corp.	1,918	75,234
Hanwha Life Insurance Co. Ltd.	8,754	64,450
Hite Jinro Co. Ltd.	830	17,492
Hotel Shilla Co.	1,461	145,136
Hyosung Corp.	1,069	118,104
Hyundai Department Store Co. Ltd.	724	98,137
Hyundai Engineering & Construction Co. Ltd.	3,201	154,239
Hyundai Fire & Marine Insurance Co. Ltd.	2,491	66,142
Hyundai Glovis Co. Ltd.	874	191,498
Hyundai Heavy Industries Co. Ltd.	1,913	248,647
Hyundai Industrial Development & Construction Co.	2,546	135,442
Hyundai Merchant Marine Co. Ltd. (a)	4,465	39,547
Hyundai Mipo Dockyard Co. Ltd.	451	37,475
Hyundai Mobis	3,132	687,690
Hyundai Motor Co.	6,991	1,096,897
Hyundai Steel Co.	3,195	233,446
Hyundai Wia Corp.	741	104,913
Industrial Bank of Korea	12,539	172,292
Kangwon Land, Inc.	5,458	185,715
KB Financial Group, Inc.	17,791	675,229
KCC Corp.	275	140,422
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KEPCO Plant Service & Engineering Co. Ltd.	961	$ 86,811
Kia Motors Corp.	12,103	557,333
Korea Aerospace Industries Ltd.	2,078	126,558
Korea Electric Power Corp.	11,794	510,417
Korea Express Co. Ltd. (a)	290	55,059
Korea Gas Corp.	1,041	44,796
Korea Investment Holdings Co. Ltd.	1,869	119,729
Korea Zinc Co. Ltd.	374	165,800
Korean Air Lines Co. Ltd. (a)	1,624	69,054
KT Corp.	2,367	69,637
KT&G Corp.	4,991	440,664
Kumho Petro Chemical Co. Ltd.	661	52,899
LG Chemical Ltd.	2,005	508,179
LG Corp.	4,431	274,390
LG Display Co. Ltd.	10,325	284,575
LG Electronics, Inc.	4,824	270,511
LG Household & Health Care Ltd.	430	314,583
LG Innotek Co. Ltd.	615	57,097
LG Telecom Ltd.	10,329	103,088
Lotte Chemical Corp.	725	168,947
Lotte Confectionery Co. Ltd.	29	50,213
Lotte Shopping Co. Ltd.	505	121,431
LS Cable Ltd.	646	32,447
LS Industrial Systems Ltd.	546	30,009
Mirae Asset Securities Co. Ltd.	1,208	66,618
NAVER Corp.	1,284	774,851
NCSOFT Corp.	675	128,155
Oci Co. Ltd. (a)	782	72,384
Orion Corp.	160	186,128
Paradise Co. Ltd.	1,778	41,185
POSCO	3,008	705,214
S-Oil Corp.	1,968	134,110
S1 Corp.	932	69,309
Samsung C&T Corp.	5,757	305,726
Samsung Card Co. Ltd.	1,384	52,810
Samsung Electro-Mechanics Co. Ltd.	2,694	168,827
Samsung Electronics Co. Ltd.	5,044	6,602,891
Samsung Fire & Marine Insurance Co. Ltd.	1,494	391,840
Samsung Heavy Industries Co. Ltd.	7,539	127,037
Samsung Life Insurance Co. Ltd.	2,681	261,352
Samsung SDI Co. Ltd.	2,686	299,245
Samsung SDS Co. Ltd.	1,247	296,378
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Securities Co. Ltd.	2,868	$ 174,406
Shinhan Financial Group Co. Ltd.	19,574	806,289
Shinsegae Co. Ltd.	277	51,820
SK C&C Co. Ltd.	910	215,015
SK Energy Co. Ltd.	2,741	300,283
SK Holdings Co. Ltd.	1,206	207,138
SK Hynix, Inc.	26,710	1,144,420
SK Networks Co. Ltd.	4,762	35,148
SK Telecom Co. Ltd.	425	113,348
Woori Bank	13,763	137,360
Woori Investment & Securities Co. Ltd.	6,795	94,313
Yuhan Corp.	393	84,284
TOTAL KOREA (SOUTH)		27,002,145
Luxembourg - 0.3%
Altice SA (a)	3,899	412,296
ArcelorMittal SA (Netherlands) (e)	45,415	483,282
Millicom International Cellular SA (depository receipt)	2,944	229,682
RTL Group SA	1,830	171,564
SES SA (France) (depositary receipt)	13,761	482,271
Subsea 7 SA	12,403	137,770
Tenaris SA	21,477	329,763
TOTAL LUXEMBOURG		2,246,628
Malaysia - 0.7%
AirAsia Bhd	47,900	30,522
Alliance Financial Group Bhd	55,300	73,578
AMMB Holdings Bhd	90,300	164,504
Astro Malaysia Holdings Bhd	62,500	55,088
Axiata Group Bhd	120,100	227,221
Berjaya Sports Toto Bhd	41,139	37,646
British American Tobacco (Malaysia) Bhd	5,500	103,408
Bumi Armada Bhd	59,900	20,009
Bumiputra-Commerce Holdings Bhd	231,156	382,827
Dialog Group Bhd	176,122	80,089
DiGi.com Bhd	163,000	274,984
Felda Global Ventures Holdings Bhd	46,100	26,787
Gamuda Bhd	85,500	125,520
Genting Bhd	92,800	227,930
Genting Malaysia Bhd	135,800	163,913
Genting Plantations Bhd	10,000	27,818
Hong Leong Bank Bhd	24,100	95,250
Common Stocks - continued
	Shares	Value
Malaysia - continued
Hong Leong Credit Bhd	9,200	$ 41,836
IHH Healthcare Bhd	115,200	191,434
IJM Corp. Bhd	68,500	140,942
IOI Corp. Bhd	135,200	164,707
IOI Properties Group Sdn Bhd	72,600	43,611
Kuala Lumpur Kepong Bhd	22,400	139,210
Lafarge Malaysia Bhd	22,800	61,760
Malayan Banking Bhd	211,438	546,623
Malaysia Airports Holdings Bhd	40,261	72,894
Maxis Bhd	86,800	169,092
MISC Bhd	48,100	123,541
Petronas Chemicals Group Bhd	130,600	215,192
Petronas Dagangan Bhd	11,800	70,883
Petronas Gas Bhd	31,300	199,617
PPB Group Bhd	22,500	96,884
Public Bank Bhd	125,200	684,602
RHB Capital Bhd	22,092	48,990
SapuraKencana Petroleum Bhd	172,000	128,427
Sime Darby Bhd	135,937	345,709
Telekom Malaysia Bhd	47,416	98,625
Tenaga Nasional Bhd	155,300	625,995
UEM Land Holdings Bhd	66,700	24,152
UMW Holdings Bhd	27,400	81,835
YTL Corp. Bhd	187,426	87,860
YTL Power International Bhd	80,850	36,312
TOTAL MALAYSIA		6,557,827
Malta - 0.0%
Brait SA	15,074	114,738
Mauritius - 0.0%
Golden Agri-Resources Ltd.	315,900	100,271
Mexico - 1.0%
Alfa SA de CV Series A (a)	128,600	261,106
America Movil S.A.B. de CV Series L	1,518,600	1,594,619
CEMEX S.A.B. de CV unit	581,269	560,734
Coca-Cola FEMSA S.A.B. de CV Series L	20,000	159,992
Compartamos S.A.B. de CV	49,300	84,159
Controladora Commercial Mexicana S.A.B. de CV unit	21,100	67,940
El Puerto de Liverpool S.A.B. de CV Class C (a)	8,500	93,371
Embotelladoras Arca S.A.B. de CV	18,200	111,807
Fibra Uno Administracion SA de CV	107,500	268,224
Fomento Economico Mexicano S.A.B. de CV unit	88,300	800,467
Common Stocks - continued
	Shares	Value
Mexico - continued
Genomma Lab Internacional SA de CV (a)	42,300	$ 49,904
Gruma S.A.B. de CV Series B	7,600	91,639
Grupo Aeroportuario del Pacifico SA de CV Series B	14,000	99,675
Grupo Aeroportuario del Sureste SA de CV Series B	9,650	136,586
Grupo Bimbo S.A.B. de CV Series A (a)	75,200	201,945
Grupo Carso SA de CV Series A1	27,000	111,294
Grupo Comercial Chedraui S.A.B. de CV	15,700	47,114
Grupo Financiero Banorte S.A.B. de CV Series O	114,000	650,027
Grupo Financiero Inbursa S.A.B. de CV Series O	105,800	252,604
Grupo Financiero Santander Mexico S.A.B. de CV	82,900	168,912
Grupo Lala S.A.B. de CV (a)	29,700	60,147
Grupo Mexico SA de CV Series B	174,824	539,673
Grupo Televisa SA de CV	117,400	854,444
Industrias Penoles SA de CV	6,690	113,467
Kimberly-Clark de Mexico SA de CV Series A	73,200	162,364
Mexichem S.A.B. de CV (a)	44,121	126,364
Minera Frisco S.A.B. de CV (a)	25,300	21,009
OHL Mexico S.A.B. de CV (a)	33,400	67,292
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	11,700	134,517
Wal-Mart de Mexico SA de CV Series V	241,100	569,513
TOTAL MEXICO		8,460,909
Netherlands - 2.2%
AEGON NV	82,844	653,631
Airbus Group NV	26,908	1,864,782
Akzo Nobel NV	11,209	857,643
ASML Holding NV (Netherlands)	16,005	1,722,346
CNH Industrial NV	43,250	380,002
Delta Lloyd NV	10,040	189,868
Fiat Chrysler Automobiles NV (a)	41,191	613,393
Gemalto NV (e)	3,669	340,866
Heineken Holding NV	4,601	320,733
Heineken NV (Bearer)	10,515	828,351
ING Groep NV (Certificaten Van Aandelen)	176,495	2,707,708
Koninklijke Ahold NV	40,886	792,131
Koninklijke Boskalis Westminster NV	3,977	206,647
Koninklijke KPN NV	146,447	542,990
Koninklijke Philips Electronics NV	42,743	1,224,342
NN Group NV	7,347	214,185
OCI NV (a)	4,070	121,340
QIAGEN NV (a)	10,642	255,892
Randstad Holding NV	5,804	346,155
Common Stocks - continued
	Shares	Value
Netherlands - continued
Reed Elsevier NV	32,182	$ 776,147
Royal DSM NV	7,804	445,067
STMicroelectronics NV	28,887	230,391
TNT Express NV	20,524	175,194
Unilever NV (Certificaten Van Aandelen) (Bearer)	74,551	3,251,960
Vopak NV	3,346	175,624
Wolters Kluwer NV	13,509	437,659
TOTAL NETHERLANDS		19,675,047
New Zealand - 0.1%
Auckland International Airport Ltd.	41,618	146,436
Contact Energy Ltd.	14,926	64,708
Fletcher Building Ltd.	31,449	199,469
Meridian Energy Ltd.	62,596	104,621
Mighty River Power Ltd.	29,000	66,624
Ryman Healthcare Group Ltd.	18,025	112,124
Spark New Zealand Ltd.	86,295	195,618
TOTAL NEW ZEALAND		889,600
Norway - 0.4%
DNB ASA	44,671	793,590
Gjensidige Forsikring ASA	9,567	166,434
Norsk Hydro ASA	60,571	286,852
Orkla ASA	36,847	289,348
Statoil ASA	50,858	1,078,208
Telenor ASA	34,379	776,456
Yara International ASA	8,345	427,577
TOTAL NORWAY		3,818,465
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	9,018	100,821
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	84,890	107,789
Aboitiz Power Corp.	70,500	67,869
Alliance Global Group, Inc.	78,800	44,862
Ayala Corp.	9,720	169,934
Ayala Land, Inc.	315,400	273,231
Bank of the Philippine Islands (BPI)	35,821	81,333
BDO Unibank, Inc.	75,613	184,732
DMCI Holdings, Inc.	206,550	69,444
Globe Telecom, Inc.	1,340	65,536
International Container Terminal Services, Inc.	26,730	65,904
Common Stocks - continued
	Shares	Value
Philippines - continued
JG Summit Holdings, Inc.	116,160	$ 186,158
Jollibee Food Corp.	19,430	86,665
Megaworld Corp.	540,800	64,244
Metro Pacific Investments Corp.	612,900	62,231
Metropolitan Bank & Trust Co.	15,846	33,031
Philippine Long Distance Telephone Co.	4,360	273,061
PNOC Energy Development Corp.	434,100	78,812
SM Investments Corp.	7,112	143,547
SM Prime Holdings, Inc.	394,100	164,830
Universal Robina Corp.	39,880	194,685
TOTAL PHILIPPINES		2,417,898
Poland - 0.3%
Alior Bank SA (a)	1,812	44,295
Bank Handlowy w Warszawie SA	1,424	45,095
Bank Millennium SA	22,073	44,945
Bank Polska Kasa Opieki SA	5,843	304,336
Bank Zachodni WBK SA	1,548	159,881
BRE Bank SA	685	88,749
Cyfrowy Polsat SA	9,245	64,512
ENEA SA	11,615	52,592
Energa SA	8,895	61,798
Eurocash SA	4,224	42,934
Getin Noble Bank SA (a)	50,626	25,173
Grupa Lotos SA (a)	4,527	38,720
Jastrzebska Spolka Weglowa SA (a)	1,239	4,939
KGHM Polska Miedz SA (Bearer)	6,372	223,826
LPP SA	45	95,629
NG2 SA	1,000	52,919
Polish Oil & Gas Co. SA	76,451	138,042
Polska Grupa Energetyczna SA	38,464	221,711
Polski Koncern Naftowy Orlen SA	14,941	284,223
Powszechna Kasa Oszczednosci Bank SA	39,659	397,708
Powszechny Zaklad Ubezpieczen SA	2,585	337,464
Synthos SA	26,883	35,248
Tauron Polska Energia SA	48,438	64,856
Telekomunikacja Polska SA	30,931	87,641
Zaklady Azotowe w Tarnowie-Moscicach SA	1,912	43,553
TOTAL POLAND		2,960,789
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	1,647,298	164,040
Common Stocks - continued
	Shares	Value
Portugal - continued
Banco Espirito Santo SA (Reg.) (a)	82,039	$ 0
Energias de Portugal SA	104,330	417,154
Galp Energia SGPS SA Class B	17,023	232,529
Jeronimo Martins SGPS SA	10,975	160,097
TOTAL PORTUGAL		973,820
Qatar - 0.2%
Barwa Real Estate Co. (a)	4,718	65,068
Commercial Bank of Qatar (a)	3,520	54,541
Doha Bank (a)	2,700	40,575
Gulf International Services QSC (a)	2,400	58,814
Industries Qatar QSC (a)	7,040	280,637
Masraf al Rayan (a)	16,331	217,600
Qatar Electricity & Water Co. (a)	1,383	80,587
Qatar Islamic Bank (a)	2,372	65,492
Qatar National Bank SAQ (a)	7,961	433,049
Qatar Telecom (Qtel) Q.S.C. (a)	3,785	103,465
Vodafone Qatar QSC (a)	16,535	76,771
TOTAL QATAR		1,476,599
Russia - 0.8%
Alrosa Co. Ltd. (a)	87,000	115,510
Federal Grid Co. of Unified Energy System (a)	3,696,897	5,096
Gazprom OAO sponsored ADR (Reg. S)	269,125	1,576,790
LUKOIL Oil Co. sponsored ADR (United Kingdom)	23,214	1,187,524
Magnit OJSC GDR (Reg. S)	11,827	648,860
Megafon OJSC GDR	4,169	70,714
MMC Norilsk Nickel OJSC ADR	25,255	475,742
Mobile TeleSystems OJSC sponsored ADR	22,991	277,731
Moscow Exchange MICEX-RTS OAO	60,675	90,700
NOVATEK OAO GDR (Reg. S)	4,144	401,245
Rosneft Oil Co. OJSC GDR (Reg. S)	52,529	259,189
Rostelecom sponsored ADR	5,080	47,673
RusHydro JSC sponsored ADR	59,564	71,669
Sberbank of Russia (a)	1,860	2,777
Sberbank of Russia sponsored ADR	125,327	743,850
Severstal PAO GDR (Reg. S)	9,906	109,813
Sistema JSFC sponsored GDR	8,703	65,379
Surgutneftegas OJSC sponsored ADR	59,387	430,128
Tatneft OAO sponsored ADR	11,067	379,622
Common Stocks - continued
	Shares	Value
Russia - continued
Uralkali OJSC GDR (Reg. S)	12,267	$ 180,422
VTB Bank OJSC sponsored GDR (Reg. S)	120,520	298,086
TOTAL RUSSIA		7,438,520
Singapore - 1.0%
Ascendas Real Estate Investment Trust	96,800	180,695
CapitaCommercial Trust (REIT)	90,000	115,289
CapitaLand Ltd.	119,500	333,249
CapitaMall Trust	105,900	175,273
City Developments Ltd.	18,900	152,406
ComfortDelgro Corp. Ltd.	95,700	222,037
DBS Group Holdings Ltd.	79,391	1,265,384
Global Logistic Properties Ltd.	142,100	295,326
Hutchison Port Holdings Trust	254,000	171,450
Jardine Cycle & Carriage Ltd.	5,100	155,752
Keppel Corp. Ltd.	65,800	433,628
Oversea-Chinese Banking Corp. Ltd.	137,154	1,107,017
Sembcorp Industries Ltd.	45,100	154,060
Sembcorp Marine Ltd.	40,500	90,905
Singapore Airlines Ltd.	24,000	221,282
Singapore Exchange Ltd.	36,400	234,377
Singapore Press Holdings Ltd.	73,600	233,059
Singapore Technologies Engineering Ltd.	68,900	188,496
Singapore Telecommunications Ltd.	364,800	1,221,330
StarHub Ltd.	28,600	91,428
Suntec (REIT)	103,600	138,582
United Overseas Bank Ltd.	59,047	1,092,851
UOL Group Ltd.	22,085	133,191
Wilmar International Ltd.	89,200	219,764
Yangzijiang Shipbuilding Holdings Ltd.	91,000	100,752
TOTAL SINGAPORE		8,727,583
South Africa - 1.7%
African Bank Investments Ltd. (a)	42,096	0
African Rainbow Minerals Ltd.	5,796	52,863
Anglo American Platinum Ltd. (a)	2,472	67,981
AngloGold Ashanti Ltd. (a)	18,718	212,570
Aspen Pharmacare Holdings Ltd.	15,633	475,708
Assore Ltd.	947	9,182
Barclays Africa Group Ltd.	15,208	243,635
Barloworld Ltd.	9,655	77,183
Bidvest Group Ltd.	14,443	391,759
Common Stocks - continued
	Shares	Value
South Africa - continued
Coronation Fund Managers Ltd.	9,629	$ 73,657
Discovery Ltd.	16,565	183,916
Exxaro Resources Ltd.	6,109	49,935
FirstRand Ltd. (g)	154,520	738,163
Foschini Ltd.	8,711	129,022
Gold Fields Ltd. (g)	36,525	168,633
Growthpoint Properties Ltd.	101,566	238,286
Impala Platinum Holdings Ltd. (a)(g)	25,578	141,906
Imperial Holdings Ltd.	8,727	146,344
Investec Ltd.	11,522	109,532
Kumba Iron Ore Ltd.	2,927	39,406
Liberty Holdings Ltd.	4,929	68,696
Life Healthcare Group Holdings Ltd.	40,963	140,523
Massmart Holdings Ltd. (g)	5,466	68,925
Mediclinic International Ltd.	17,251	182,918
MMI Holdings Ltd.	48,690	138,544
Mr Price Group Ltd. (g)	11,140	238,171
MTN Group Ltd. (g)	75,966	1,526,185
Nampak Ltd. (g)	29,150	104,508
Naspers Ltd. Class N (g)	18,136	2,852,411
Nedbank Group Ltd. (g)	9,207	198,733
Netcare Ltd.	43,599	152,718
Pick 'n Pay Stores Ltd. (g)	12,258	58,836
Pretoria Portland Cement Co. Ltd. (g)	29,427	42,101
Rand Merchant Insurance Holdings Ltd.	32,407	127,544
Redefine Properties Ltd.	165,460	167,738
Remgro Ltd. (g)	22,071	491,095
Resilient Property Income Fund Ltd.	12,222	102,194
RMB Holdings Ltd. (g)	32,487	195,857
Sanlam Ltd.	83,521	540,390
Sappi Ltd. (a)	24,961	102,393
Sasol Ltd. (g)	25,217	1,015,324
Shoprite Holdings Ltd.	20,783	297,343
Spar Group Ltd.	7,335	117,767
Standard Bank Group Ltd. (g)	55,430	813,540
Steinhoff International Holdings Ltd. (g)	98,322	624,665
Telkom SA Ltd. (a)	10,188	70,225
Tiger Brands Ltd.	7,276	189,603
Truworths International Ltd.	17,703	129,049
Tsogo Sun Holdings Ltd.	20,000	46,569
Common Stocks - continued
	Shares	Value
South Africa - continued
Vodacom Group Ltd.	17,114	$ 213,331
Woolworths Holdings Ltd. (g)	42,232	317,798
TOTAL SOUTH AFRICA		14,885,375
Spain - 2.5%
Abertis Infraestructuras SA	18,848	347,312
ACS Actividades de Construccion y Servicios SA	7,793	274,592
Aena SA	2,727	255,649
Amadeus IT Holding SA Class A	20,452	932,242
Banco Bilbao Vizcaya Argentaria SA	289,099	2,904,892
Banco de Sabadell SA (e)	201,517	538,948
Banco Popular Espanol SA	80,169	417,124
Banco Popular Espanol SA rights 4/30/15	80,169	1,523
Banco Santander SA	13,716	103,529
Banco Santander SA (Spain)	644,354	4,871,686
Bankia SA (a)	208,307	290,903
Bankinter SA	30,117	227,768
CaixaBank SA	105,280	528,038
Distribuidora Internacional de Alimentacion SA	28,000	224,249
Enagas SA	9,160	282,107
Endesa SA	14,820	293,633
Ferrovial SA	18,596	421,719
Gas Natural SDG SA	16,190	398,081
Grifols SA	6,863	291,208
Iberdrola SA	236,049	1,579,945
Inditex SA	49,977	1,603,716
International Consolidated Airlines Group SA (a)	37,926	316,348
International Consolidated Airlines Group SA CDI (a)	3,400	28,198
MAPFRE SA (Reg.)	42,897	159,410
Red Electrica Corporacion SA	4,861	407,959
Repsol YPF SA	47,502	979,205
Telefonica SA	204,978	3,119,856
Zardoya Otis SA	7,238	93,314
TOTAL SPAIN		21,893,154
Sweden - 2.0%
Alfa Laval AB	14,431	269,368
ASSA ABLOY AB (B Shares)	15,318	888,656
Atlas Copco AB:
(A Shares)	30,713	958,645
(B Shares)	17,927	499,168
Boliden AB	12,286	266,922
Common Stocks - continued
	Shares	Value
Sweden - continued
Electrolux AB (B Shares)	10,910	$ 326,674
Elekta AB (B Shares) (e)	17,463	163,405
Getinge AB (B Shares)	9,159	222,609
H&M Hennes & Mauritz AB (B Shares)	43,534	1,730,771
Hakon Invest AB	3,317	123,047
Hexagon AB (B Shares)	11,472	424,926
Husqvarna AB (B Shares)	18,158	134,309
Industrivarden AB (C Shares)	7,822	162,978
Investment AB Kinnevik (B Shares)	10,819	372,854
Investor AB (B Shares)	20,920	852,443
Lundin Petroleum AB (a)	10,163	164,506
Nordea Bank AB	139,012	1,766,168
Sandvik AB	48,579	613,994
Securitas AB (B Shares)	14,506	216,931
Skandinaviska Enskilda Banken AB (A Shares)	69,598	879,488
Skanska AB (B Shares)	17,522	389,920
SKF AB (B Shares)	17,797	434,692
Svenska Cellulosa AB (SCA) (B Shares)	26,626	673,504
Svenska Handelsbanken AB (A Shares)	22,852	1,054,825
Swedbank AB (A Shares)	41,567	966,544
Swedish Match Co. AB	9,134	281,182
Tele2 AB (B Shares)	14,959	199,520
Telefonaktiebolaget LM Ericsson (B Shares)	139,188	1,522,269
TeliaSonera AB	119,393	742,282
Volvo AB (B Shares)	70,158	969,247
TOTAL SWEDEN		18,271,847
Switzerland - 6.3%
ABB Ltd. (Reg.)	100,351	2,198,935
Actelion Ltd.	4,643	610,930
Adecco SA (Reg.)	7,845	639,342
Aryzta AG	4,041	272,675
Baloise Holdings AG	2,127	276,800
Barry Callebaut AG (a)	98	118,886
Coca-Cola HBC AG	9,578	202,064
Compagnie Financiere Richemont SA Series A	23,850	2,125,821
Credit Suisse Group AG	69,785	1,847,004
Ems-Chemie Holding AG	365	153,187
Geberit AG (Reg.)	1,737	615,200
Givaudan SA	422	789,636
Holcim Ltd. (Reg.)	10,438	838,490
Julius Baer Group Ltd.	10,310	539,633
Common Stocks - continued
	Shares	Value
Switzerland - continued
Kuehne & Nagel International AG	2,439	$ 365,812
Lindt & Spruengli AG	5	321,620
Lindt & Spruengli AG (participation certificate)	43	234,975
Lonza Group AG	2,411	340,891
Nestle SA	147,526	11,445,687
Novartis AG	105,244	10,742,486
Pargesa Holding SA	1,461	106,415
Partners Group Holding AG	811	254,197
Roche Holding AG (participation certificate)	32,141	9,197,311
Schindler Holding AG:
(participation certificate)	1,991	336,813
(Reg.)	952	158,590
SGS SA (Reg.)	249	482,461
Sika AG (Bearer)	100	343,235
Sonova Holding AG Class B	2,474	341,795
Sulzer AG (Reg.)	1,090	121,631
Swatch Group AG (Bearer)	1,370	612,466
Swatch Group AG (Bearer) (Reg.)	2,454	217,437
Swiss Life Holding AG	1,440	341,713
Swiss Prime Site AG	2,633	230,855
Swiss Re Ltd.	16,121	1,430,052
Swisscom AG	1,076	639,689
Syngenta AG (Switzerland)	4,240	1,418,830
Transocean Ltd. (Switzerland) (e)	16,776	300,522
UBS Group AG	166,970	3,335,615
Zurich Insurance Group AG	6,841	2,111,498
TOTAL SWITZERLAND		56,661,199
Taiwan - 2.7%
Acer, Inc. (a)	117,288	76,977
Advanced Semiconductor Engineering, Inc.	279,916	396,956
Advantech Co. Ltd.	13,994	115,832
Asia Cement Corp.	101,466	128,547
Asia Pacific Telecom Co. Ltd.	71,000	30,601
ASUSTeK Computer, Inc.	32,000	340,103
AU Optronics Corp.	402,000	201,742
Catcher Technology Co. Ltd.	29,000	340,887
Cathay Financial Holding Co. Ltd.	376,285	659,783
Chang Hwa Commercial Bank	222,003	135,916
Cheng Shin Rubber Industry Co. Ltd.	73,899	177,111
Chicony Electronics Co. Ltd.	21,220	61,319
China Airlines Ltd. (a)	122,490	65,193
Common Stocks - continued
	Shares	Value
Taiwan - continued
China Development Finance Holding Corp.	633,800	$ 264,894
China Life Insurance Co. Ltd.	135,471	143,760
China Motor Co. Ltd.	21,000	17,828
China Steel Corp.	547,426	460,270
Chinatrust Financial Holding Co. Ltd.	633,724	494,547
Chunghwa Telecom Co. Ltd.	178,000	574,458
Clevo Co. Ltd.	27,161	42,968
Compal Electronics, Inc.	188,000	171,880
CTCI Corp.	29,000	51,038
Delta Electronics, Inc.	84,000	507,412
E.SUN Financial Holdings Co. Ltd.	287,351	197,034
ECLAT Textile Co. Ltd.	8,240	110,850
EPISTAR Corp.	40,000	62,692
EVA Airways Corp. (a)	87,652	69,118
Evergreen Marine Corp. (Taiwan) (a)	72,000	49,017
Far Eastern Department Stores Co. Ltd.	49,468	39,815
Far Eastern Textile Ltd.	148,691	163,615
Far EasTone Telecommunications Co. Ltd.	73,000	174,241
Farglory Land Development Co. Ltd.	21,398	25,607
First Financial Holding Co. Ltd.	337,178	212,484
Formosa Chemicals & Fibre Corp.	147,590	376,854
Formosa International Hotel Corp.	1,210	12,939
Formosa Petrochemical Corp.	54,000	139,293
Formosa Plastics Corp.	191,480	493,299
Formosa Taffeta Co. Ltd.	34,000	40,521
Foxconn Technology Co. Ltd.	41,413	118,319
Fubon Financial Holding Co. Ltd.	303,398	654,823
Giant Manufacturing Co. Ltd.	12,000	103,637
Hermes Microvision, Inc.	2,000	141,710
Highwealth Construction Corp.	24,600	64,420
HIWIN Technologies Corp.	10,324	79,050
Hon Hai Precision Industry Co. Ltd. (Foxconn)	575,696	1,729,381
Hotai Motor Co. Ltd.	11,000	190,720
HTC Corp. (a)	29,000	119,784
Hua Nan Financial Holdings Co. Ltd.	269,883	166,110
Innolux Corp.	368,427	191,275
Inotera Memories, Inc. (a)	107,000	124,203
Inventec Corp.	117,280	83,099
Kinsus Interconnect Technology Corp.	14,000	42,924
Largan Precision Co. Ltd.	5,000	502,841
Lite-On Technology Corp.	98,570	124,878
MediaTek, Inc.	64,970	837,953
Common Stocks - continued
	Shares	Value
Taiwan - continued
Mega Financial Holding Co. Ltd.	448,632	$ 399,910
Merida Industry Co. Ltd.	9,300	69,843
Nan Ya Plastics Corp.	219,780	541,807
Novatek Microelectronics Corp.	27,000	141,938
Pegatron Corp.	72,000	214,641
Phison Electronics Corp.	7,000	65,026
Pou Chen Corp.	97,000	136,350
Powertech Technology, Inc.	27,000	50,075
President Chain Store Corp.	25,000	185,300
Quanta Computer, Inc.	122,000	306,733
Radiant Opto-Electronics Corp.	22,241	73,348
Realtek Semiconductor Corp.	20,090	62,974
Ruentex Development Co. Ltd.	29,703	52,857
Ruentex Industries Ltd.	23,015	56,587
ScinoPharm Taiwan Ltd.	7,363	12,357
Shin Kong Financial Holding Co. Ltd.	365,412	118,718
Siliconware Precision Industries Co. Ltd.	136,000	223,422
Simplo Technology Co. Ltd.	14,200	70,708
Sinopac Holdings Co.	337,916	153,367
Standard Foods Corp.	12,944	32,121
Synnex Technology International Corp.	58,000	82,381
Taishin Financial Holdings Co. Ltd.	357,541	164,026
Taiwan Business Bank	168,473	55,560
Taiwan Cement Corp.	152,000	216,391
Taiwan Cooperative Financial Holding Co. Ltd.	291,750	157,659
Taiwan Fertilizer Co. Ltd.	40,000	73,663
Taiwan Glass Industry Corp.	44,225	31,769
Taiwan Mobile Co. Ltd.	77,600	273,650
Taiwan Semiconductor Manufacturing Co. Ltd.	1,127,000	5,425,685
TECO Electric & Machinery Co. Ltd.	85,000	82,846
Transcend Information, Inc.	10,000	38,529
U-Ming Marine Transport Corp.	23,000	34,583
Unified-President Enterprises Corp.	209,231	343,640
Unimicron Technology Corp.	50,000	29,877
United Microelectronics Corp.	527,000	252,495
Vanguard International Semiconductor Corp.	36,000	55,600
Walsin Lihwa Corp. (a)	166,000	49,053
Wan Hai Lines Ltd.	25,000	27,754
Wistron Corp.	113,047	96,525
WPG Holding Co. Ltd.	58,000	72,723
Yang Ming Marine Transport Corp. (a)	61,000	31,968
Common Stocks - continued
	Shares	Value
Taiwan - continued
Yuanta Financial Holding Co. Ltd.	379,194	$ 221,009
Yulon Motor Co. Ltd.	45,000	58,847
TOTAL TAIWAN		23,746,843
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	46,300	337,187
Airports of Thailand PCL	1,700	14,960
Airports of Thailand PCL (For. Reg.)	18,600	163,678
Bangkok Bank PCL	18,400	103,572
Bangkok Bank PCL (For. Reg.)	21,000	118,207
Bangkok Dusit Medical Services PCL (For. Reg.)	139,100	85,262
Banpu PCL (For. Reg.)	46,300	40,743
BEC World PCL (For. Reg.)	47,900	58,503
BTS Group Holdings PCL	234,500	65,821
Bumrungrad Hospital PCL (For. Reg.)	15,100	73,541
C.P. ALL PCL (For. Reg.)	193,700	246,864
Central Pattana PCL (For. Reg.)	63,300	80,674
Charoen Pokphand Foods PCL	20,600	13,940
Charoen Pokphand Foods PCL (For. Reg.)	105,500	71,390
Delta Electronics PCL (For. Reg.)	20,000	50,675
Energy Absolute PCL	46,200	36,800
Glow Energy PCL (For. Reg.)	21,000	54,483
Home Product Center PCL (For. Reg.)	197,066	43,055
Indorama Ventures PCL	18,300	13,716
Indorama Ventures PCL:
warrants 8/24/17 (a)	4,070	299
warrants 8/24/18 (a)	3,131	179
(For. Reg.)	40,700	30,505
IRPC PCL	106,000	14,796
IRPC PCL (For. Reg.)	378,700	52,861
Kasikornbank PCL	23,500	149,750
Kasikornbank PCL (For. Reg.)	58,300	371,507
Krung Thai Bank PCL	22,600	13,716
Krung Thai Bank PCL (For. Reg.)	137,855	83,663
Minor International PCL	15,000	15,020
Minor International PCL (For. Reg.)	68,970	69,064
PTT Exploration and Production PCL (For. Reg.)	64,444	228,795
PTT Global Chemical PCL (For. Reg.)	76,039	148,248
PTT PCL (For. Reg.)	45,600	492,599
Siam Cement PCL	1,700	27,547
Siam Cement PCL (For. Reg.)	16,400	265,744
Siam Commercial Bank PCL (For. Reg.)	69,400	334,838
Common Stocks - continued
	Shares	Value
Thailand - continued
Thai Oil PCL (For. Reg.)	38,800	$ 68,876
Thai Union Frozen Products PCL (For. Reg.)	72,000	44,570
TMB PCL (For. Reg.)	576,200	45,460
True Corp. PCL (For. Reg.) (a)	377,932	139,911
TOTAL THAILAND		4,271,019
Turkey - 0.3%
Akbank T.A.S.	98,437	286,921
Anadolu Efes Biracilik Ve Malt Sanayii A/S	10,060	84,693
Arcelik A/S	11,647	62,754
Bim Birlesik Magazalar A/S JSC	9,733	180,268
Coca-Cola Icecek Sanayi A/S	3,209	54,452
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	83,855	96,951
Enka Insaat ve Sanayi A/S	21,313	45,854
Eregli Demir ve Celik Fabrikalari T.A.S.	66,789	112,456
Ford Otomotiv Sanayi A/S	3,001	37,111
Haci Omer Sabanci Holding A/S	39,117	142,997
Koc Holding A/S	29,525	139,748
Koza Altin Isletmeleri A/S	1,096	11,421
Petkim Petrokimya Holding A/S	17,000	23,917
TAV Havalimanlari Holding A/S	6,922	60,865
Tofas Turk Otomobil Fabrikasi A/S	7,004	42,979
Tupras Turkiye Petrol Rafinelleri A/S	6,133	148,931
Turk Hava Yollari AO (a)	21,476	71,356
Turk Sise ve Cam Fabrikalari A/S	28,161	36,036
Turk Telekomunikasyon A/S	25,096	69,393
Turkcell Iletisim Hizmet A/S	41,287	183,833
Turkiye Garanti Bankasi A/S	104,794	333,429
Turkiye Halk Bankasi A/S	27,965	141,782
Turkiye Is Bankasi A/S Series C	74,240	167,225
Turkiye Vakiflar Bankasi TAO	35,761	63,558
Ulker Biskuvi Sanayi A/S	7,820	59,836
Yapi ve Kredi Bankasi A/S	38,368	60,152
TOTAL TURKEY		2,718,918
United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC (a)	46,500	94,571
Aldar Properties PJSC (a)	144,862	108,855
Arabtec Holding Co. (a)	100,257	80,796
DP World Ltd.	7,597	175,339
Dubai Financial Market PJSC (a)	92,909	55,397
Dubai Islamic Bank Pakistan Ltd. (a)	47,720	90,426
Common Stocks - continued
	Shares	Value
United Arab Emirates - continued
Emaar Properties PJSC	160,416	$ 359,882
First Gulf Bank PJSC	41,334	171,618
National Bank of Abu Dhabi PJSC (a)	30,142	91,092
TOTAL UNITED ARAB EMIRATES		1,227,976
United Kingdom - 13.0%
3i Group PLC	44,113	341,732
Aberdeen Asset Management PLC	42,458	308,308
Admiral Group PLC	8,895	212,107
Aggreko PLC	11,894	300,028
Amec Foster Wheeler PLC	17,035	238,510
Anglo American PLC (United Kingdom)	63,633	1,078,104
Antofagasta PLC	18,045	215,986
ARM Holdings PLC	64,076	1,088,740
Ashtead Group PLC	22,558	386,815
Associated British Foods PLC	16,309	712,022
AstraZeneca PLC (United Kingdom)	57,767	3,964,354
Aviva PLC	183,088	1,473,028
Babcock International Group PLC	13,981	215,670
BAE Systems PLC	144,427	1,118,906
Barclays PLC	752,446	2,943,909
BG Group PLC	156,095	2,827,435
BHP Billiton PLC	96,510	2,319,761
BP PLC	803,218	5,793,130
BP PLC sponsored ADR	5,120	220,979
British American Tobacco PLC (United Kingdom)	85,288	4,686,033
British Land Co. PLC	44,719	569,556
BT Group PLC	372,672	2,599,234
Bunzl PLC	15,481	435,284
Burberry Group PLC	20,457	545,363
Capita Group PLC	29,953	524,273
Carnival PLC	8,449	384,406
Carphone Warehouse Group PLC	43,518	282,425
Centrica PLC	226,965	886,182
Cobham PLC	52,769	239,381
Compass Group PLC	76,143	1,346,036
Croda International PLC	6,191	268,669
Diageo PLC	114,816	3,187,565
Direct Line Insurance Group PLC	68,705	335,421
easyJet PLC	7,372	203,841
Fresnillo PLC	9,792	108,604
G4S PLC (United Kingdom)	69,973	313,865
Common Stocks - continued
	Shares	Value
United Kingdom - continued
GKN PLC	76,144	$ 408,405
GlaxoSmithKline PLC	222,389	5,136,451
Hammerson PLC	36,148	370,357
Hargreaves Lansdown PLC	11,109	208,680
HSBC Holdings PLC (United Kingdom)	897,232	8,962,904
ICAP PLC	24,789	210,750
IMI PLC	12,604	241,525
Imperial Tobacco Group PLC	43,756	2,136,628
Inmarsat PLC	19,546	300,980
InterContinental Hotel Group PLC	10,828	463,065
Intertek Group PLC	7,227	288,831
Intu Properties PLC	42,769	224,367
Investec PLC	24,914	237,901
ITV PLC	175,325	680,702
J Sainsbury PLC	57,605	239,526
Johnson Matthey PLC	9,362	478,668
Kingfisher PLC	107,986	580,159
Land Securities Group PLC	36,325	695,135
Legal & General Group PLC	272,860	1,084,640
Lloyds Banking Group PLC	2,614,282	3,096,038
London Stock Exchange Group PLC	14,347	558,463
Marks & Spencer Group PLC	74,912	634,393
Meggitt PLC	37,171	300,393
Melrose PLC	45,149	183,214
Merlin Entertainments PLC	32,383	216,368
National Grid PLC	172,209	2,316,788
Next PLC	6,995	786,451
Old Mutual PLC	224,525	805,399
Pearson PLC	37,511	758,056
Persimmon PLC	14,009	363,734
Prudential PLC	117,626	2,928,599
Reckitt Benckiser Group PLC	29,583	2,633,019
Reed Elsevier PLC	51,998	860,585
Rexam PLC	32,049	284,460
Rio Tinto PLC	58,148	2,602,187
Rolls-Royce Group PLC	86,188	1,374,087
Royal & Sun Alliance Insurance Group PLC	46,856	306,521
Royal Bank of Scotland Group PLC (a)	116,520	603,693
Royal Dutch Shell PLC:
Class A (Netherlands)	17,247	546,854
Class A (United Kingdom)	156,661	4,939,563
Class A sponsored ADR	2,561	162,444
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal Dutch Shell PLC: - continued
Class B (United Kingdom)	111,581	$ 3,572,358
Royal Mail PLC	30,734	219,581
SABMiller PLC	44,256	2,342,598
Sage Group PLC	48,231	358,607
Schroders PLC	5,715	283,455
Scottish & Southern Energy PLC	45,140	1,069,534
Segro PLC	34,364	225,753
Severn Trent PLC	10,933	356,021
Sky PLC	47,284	779,616
Smith & Nephew PLC	40,857	695,362
Smiths Group PLC	17,547	307,185
Sports Direct International PLC (a)	11,587	109,525
Standard Chartered PLC (United Kingdom)	113,037	1,850,666
Standard Life PLC	89,576	640,308
Tate & Lyle PLC	21,495	195,820
Tesco PLC	371,363	1,251,743
The Weir Group PLC	9,985	287,074
Travis Perkins PLC	11,231	356,980
Tullow Oil PLC	41,634	264,337
Unilever PLC	58,676	2,572,033
United Utilities Group PLC	31,140	463,245
Vodafone Group PLC	1,187,853	4,185,054
Vodafone Group PLC sponsored ADR	2,563	90,218
Whitbread PLC	8,288	665,521
William Hill PLC	38,644	213,513
WM Morrison Supermarkets PLC	95,356	271,887
TOTAL UNITED KINGDOM		116,514,639
United States of America - 0.0%
Southern Copper Corp.	7,273	236,954
TOTAL COMMON STOCKS (Cost $804,308,648)		856,500,935
Nonconvertible Preferred Stocks - 1.4%

Brazil - 0.7%
AES Tiete SA (PN) (non-vtg.)	3,600	20,671
Banco Bradesco SA (PN)	113,408	1,210,508
Banco do Estado Rio Grande do Sul SA	8,100	31,427
Bradespar SA (PN)	9,600	38,394
Braskem SA (PN-A)	6,900	28,855
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	9,900	$ 29,079
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	6,200	209,894
Companhia Energetica de Minas Gerais (CEMIG) (PN)	35,687	172,338
Companhia Energetica de Sao Paulo Series B	9,600	60,539
Companhia Paranaense de Energia-Copel (PN-B)	3,900	43,894
Gerdau SA (PN)	38,600	128,754
Itau Unibanco Holding SA	125,953	1,610,703
Itausa-Investimentos Itau SA (PN)	147,248	518,529
Lojas Americanas SA (PN)	24,497	136,350
Metalurgica Gerdau SA (PN)	11,700	38,211
Oi SA (PN) (a)	12,884	24,161
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	190,300	824,247
Suzano Papel e Celulose SA	13,200	66,154
Telefonica Brasil SA	13,100	217,395
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	15,100	29,920
Vale SA (PN-A)	88,700	534,328
TOTAL BRAZIL		5,974,351
Chile - 0.0%
Embotelladora Andina SA Class B	10,186	32,456
Sociedad Quimica y Minera de Chile SA (PN-B)	4,060	88,614
TOTAL CHILE		121,070
Colombia - 0.1%
Banco Davivienda SA	5,567	64,738
Bancolombia SA (PN)	19,598	214,410
Grupo Aval Acciones y Valores SA	161,291	81,932
Grupo de Inversiones Suramerica SA	3,962	59,047
Inversiones Argos SA	5,290	40,241
TOTAL COLOMBIA		460,368
France - 0.0%
Air Liquide SA	826	107,787
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,548	232,833
FUCHS PETROLUB AG	3,079	129,698
Henkel AG & Co. KGaA	8,049	934,951
Porsche Automobil Holding SE (Germany)	6,990	663,235
Volkswagen AG	7,475	1,924,407
TOTAL GERMANY		3,885,124
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	298,411	$ 287,189
Korea (South) - 0.2%
Hyundai Motor Co.	1,219	134,676
Hyundai Motor Co. Series 2	1,709	193,572
LG Chemical Ltd.	514	87,805
Samsung Electronics Co. Ltd.	957	968,453
TOTAL KOREA (SOUTH)		1,384,506
Russia - 0.0%
AK Transneft OAO (a)	69	162,514
Sberbank of Russia (a)	24,295	23,583
Surgutneftegas OJSC (a)	111,433	84,007
TOTAL RUSSIA		270,104
United Kingdom - 0.0%
Rolls-Royce Group PLC	11,917,602	18,294
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,503,515)		12,508,793
Nonconvertible Bonds - 0.0%
		Principal Amount (d)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	13,925
Government Obligations - 0.4%

United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.14% 6/25/15 to 2/4/16 (h) (Cost $3,496,721)		$ 3,500,000	3,496,628
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	19,882,541	$ 19,882,541
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	3,920,020	3,920,020
TOTAL MONEY MARKET FUNDS (Cost $23,802,561)		23,802,561
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $846,125,404)		896,322,842
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,601,505)
NET ASSETS - 100%		$ 893,721,337
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
186 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2015	$ 17,616,060	$ 711,880
105 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2015	5,453,175	448,639
12 TME S&P/TSX 60 Index Contracts (Canada)	June 2015	1,759,867	42,355
TOTAL EQUITY INDEX CONTRACTS		$ 24,829,102	$ 1,202,874

The face value of futures purchased as a percentage of net assets is 2.8%
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,795 or 0.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $414,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,661
Fidelity Securities Lending Cash Central Fund	95,983
Total	$ 113,644
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 102,294,963	$ 23,690,683	$ 78,604,280	$ -
Consumer Staples	83,185,018	19,862,154	62,626,776	696,088
Energy	65,034,990	24,274,130	40,760,860	-
Financials	239,811,069	109,266,916	130,544,153	-
Health Care	77,055,421	10,906,575	66,057,238	91,608
Industrials	95,818,885	24,523,053	71,295,832	-
Information Technology	65,512,875	23,272,807	42,240,068	-
Materials	66,042,070	21,082,074	44,867,409	92,587
Telecommunication Services	44,781,724	11,847,195	32,934,529	-
Utilities	29,472,713	9,858,357	19,614,356	-
Corporate Bonds	13,925	-	13,925	-
Government Obligations	3,496,628	-	3,496,628	-
Money Market Funds	23,802,561	23,802,561	-	-
Total Investments in Securities:	$ 896,322,842	$ 302,386,505	$ 593,056,054	$ 880,283
Derivative Instruments:
Assets
Futures Contracts	$ 1,202,874	$ 1,202,874	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 162,615,289
Level 2 to Level 1	$ 104,874,408
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,202,874	$ -
Total Value of Derivatives	$ 1,202,874	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,734,766) - See accompanying schedule: Unaffiliated issuers (cost $822,322,843)	$ 872,520,281
Fidelity Central Funds (cost $23,802,561)	23,802,561
Total Investments (cost $846,125,404)		$ 896,322,842
Segregated cash with brokers for derivative instruments		446,852
Foreign currency held at value (cost $1,286,351)		1,286,351
Receivable for fund shares sold		1,240,426
Dividends receivable		3,093,252
Interest receivable		9
Distributions receivable from Fidelity Central Funds		33,856
Receivable from investment adviser for expense reductions		73,641
Other receivables		1,186
Total assets		902,498,415

Liabilities
Payable for investments purchased Regular delivery	$ 3,392,360
Delayed delivery	319,727
Payable for fund shares redeemed	577,554
Accrued management fee	145,959
Payable for daily variation margin for derivative instruments	304,975
Other affiliated payables	46,474
Other payables and accrued expenses	70,009
Collateral on securities loaned, at value	3,920,020
Total liabilities		8,777,078

Net Assets		$ 893,721,337
Net Assets consist of:
Paid in capital		$ 837,486,941
Undistributed net investment income		7,946,607
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,046,464)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		51,334,253
Net Assets		$ 893,721,337

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($17,774,278 ÷ 1,415,156 shares)	$ 12.56

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($611,445,218 ÷ 48,671,859 shares)	$ 12.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($179,830,803 ÷ 14,311,813 shares)	$ 12.57

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($84,671,038 ÷ 6,736,328 shares)	$ 12.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 11,524,815
Interest		438
Income from Fidelity Central Funds		113,644
Income before foreign taxes withheld		11,638,897
Less foreign taxes withheld		(943,183)
Total income		10,695,714

Expenses
Management fee	$ 778,675
Transfer agent fees	245,515
Independent trustees' compensation	1,536
Miscellaneous	592
Total expenses before reductions	1,026,318
Expense reductions	(392,607)	633,711
Net investment income (loss)		10,062,003
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,184,466)
Foreign currency transactions	(259,514)
Futures contracts	314,914
Total net realized gain (loss)		(1,129,066)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $26,473)	31,508,142
Assets and liabilities in foreign currencies	63,092
Futures contracts	1,480,168
Total change in net unrealized appreciation (depreciation)		33,051,402
Net gain (loss)		31,922,336
Net increase (decrease) in net assets resulting from operations		$ 41,984,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,062,003	$ 17,719,281
Net realized gain (loss)	(1,129,066)	144,229
Change in net unrealized appreciation (depreciation)	33,051,402	(22,555,021)
Net increase (decrease) in net assets resulting from operations	41,984,339	(4,691,511)
Distributions to shareholders from net investment income	(17,402,635)	(6,862,481)
Distributions to shareholders from net realized gain	(622,793)	(932,749)
Total distributions	(18,025,428)	(7,795,230)
Share transactions - net increase (decrease)	140,164,270	320,876,989
Redemption fees	49,264	94,494
Total increase (decrease) in net assets	164,172,445	308,484,742

Net Assets
Beginning of period	729,548,892	421,064,150
End of period (including undistributed net investment income of $7,946,607 and undistributed net investment income of $15,287,239, respectively)	$ 893,721,337	$ 729,548,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 12.44	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.37G	.29	.29	.03
Net realized and unrealized gain (loss)	.42	(.32)	1.76	.18	.06
Total from investment operations	.57	.05	2.05	.47	.09
Distributions from net investment income	(.28)	(.18)	(.15)	-	-
Distributions from net realized gain	(.01)	(.03)	(.01)	(.03)	-
Total distributions	(.29)	(.21)	(.16)	(.03)	-
Redemption fees added to paid in capital D	-J	-J	.01	.01	-J
Net asset value, end of period	$ 12.56	$ 12.28	$ 12.44	$ 10.54	$ 10.09
Total ReturnB, C	4.86%	.46%	19.79%	4.81%	.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.34%A	.34%	.34%	.34%	.34%A
Expenses net of fee waivers, if any	.22%A	.22%	.23%	.24%	.24%A
Expenses net of all reductions	.22%A	.22%	.23%	.24%	.24%A
Net investment income (loss)	2.52%A	3.00%G	2.59%	2.88%	1.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,774	$ 15,309	$ 10,037	$ 25,552	$ 1,790
Portfolio turnover rate F	1%A	1%	6%	7%	1%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.29	$ 12.44	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.38G	.30	.30	.03
Net realized and unrealized gain (loss)	.41	(.31)	1.76	.17	.06
Total from investment operations	.56	.07	2.06	.47	.09
Distributions from net investment income	(.28)	(.19)	(.16)	-	-
Distributions from net realized gain	(.01)	(.03)	(.01)	(.03)	-
Total distributions	(.29)	(.22)	(.17)	(.03)	-
Redemption fees added to paid in capital D	-J	-J	.01	.01	-J
Net asset value, end of period	$ 12.56	$ 12.29	$ 12.44	$ 10.54	$ 10.09
Total ReturnB, C	4.82%	.59%	19.88%	4.81%	.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.28%A	.28%	.28%	.28%	.28%A
Expenses net of fee waivers, if any	.18%A	.18%	.18%	.18%	.18%A
Expenses net of all reductions	.18%A	.18%	.18%	.18%	.18%A
Net investment income (loss)	2.56%A	3.04%G	2.64%	2.94%	1.86%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 611,445	$ 485,998	$ 281,895	$ 67,539	$ 17,715
Portfolio turnover rateF	1%A	1%	6%	7%	1%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.67%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.29	$ 12.45	$ 10.55	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.39G	.31	.30	.03
Net realized and unrealized gain (loss)	.42	(.33)	1.76	.18	.06
Total from investment operations	.58	.06	2.07	.48	.09
Distributions from net investment income	(.29)	(.20)	(.17)	-	-
Distributions from net realized gain	(.01)	(.03)	(.01)	(.03)	-
Total distributions	(.30)	(.22)K	(.18)	(.03)	-
Redemption fees added to paid in capital D	-J	-J	.01	.01	-J
Net asset value, end of period	$ 12.57	$ 12.29	$ 12.45	$ 10.55	$ 10.09
Total ReturnB, C	4.95%	.56%	19.94%	4.91%	.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.23%A	.23%	.23%	.23%	.23%A
Expenses net of fee waivers, if any	.13%A	.13%	.13%	.13%	.13%A
Expenses net of all reductions	.13%A	.13%	.13%	.13%	.13%A
Net investment income (loss)	2.61%A	3.09%G	2.69%	2.99%	1.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 179,831	$ 153,983	$ 66,248	$ 21,199	$ 7,567
Portfolio turnover rateF	1%A	1%	6%	7%	1%L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.72%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 12.45	$ 10.56	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.39G	.32	.30	.03
Net realized and unrealized gain (loss)	.41	(.31)	1.74	.19	.06
Total from investment operations	.57	.08	2.06	.49	.09
Distributions from net investment income	(.29)	(.20)	(.17)	-	-
Distributions from net realized gain	(.01)	(.03)	(.01)	(.03)	-
Total distributions	(.30)	(.23)	(.18)	(.03)	-
Redemption fees added to paid in capital D	-J	-J	.01	.01	-J
Net asset value, end of period	$ 12.57	$ 12.30	$ 12.45	$ 10.56	$ 10.09
Total ReturnB, C	4.90%	.67%	19.87%	5.01%	.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.20%A	.20%	.19%	.20%	.20%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%A
Net investment income (loss)	2.64%A	3.12%G	2.72%	3.03%	1.94%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,671	$ 74,259	$ 62,884	$ 117	$ 7,568
Portfolio turnover rate F	1%A	1%	6%	7%	1%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Emerging Markets Index Fund	$ 493,898,606	$ 81,111,728	$ (44,919,434)	$ 36,192,294
Spartan Global ex U.S. Index Fund	846,451,321	108,195,831	(58,324,310)	49,871,521

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration
Spartan Emerging Markets Index Fund	$ (8,392,183)	$ (1,735,644)	$ (10,127,827)
Spartan Global ex U.S. Index Fund	(204,365)	(258,433)	(462,798)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the NAV of shares redeemed from Spartan Emerging Markets Index and Spartan Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

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3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	$ 942,996	$ 385,663
Totals (a)	$ 942,996	$ 385,663
Spartan Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$ 314,914	$ 1,480,168
Totals (a)	$ 314,914	$ 1,480,168

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet

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4. Derivative Instruments - continued

Futures Contracts - continued

initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	148,846,774	2,859,984
Spartan Global ex U.S. Index Fund	160,728,747	3,167,608

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index Fund	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index Fund	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contract, for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Emerging Markets Index Fund	Amount
Investor Class	$ 19,502
Fidelity Advantage Class	184,329
Institutional Class	4,366
$ 208,197
Spartan Global ex U.S. Index Fund
Investor Class	$ 11,158
Fidelity Advantage Class	210,235
Institutional Class	24,122
$ 245,515

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Emerging Markets Index Fund	$ 306
Spartan Global ex U.S. Index Fund	592

During the period, the Funds did not borrow on this line of credit.

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8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Spartan Emerging Markets Index Fund	$ 83,475
Spartan Global ex U.S. Index Fund	95,983

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Emerging Markets Index Fund
Investor Class	.31%	$ 14,009
Fidelity Advantage Class	.20%	277,303
Institutional Class	.13%	21,904
Fidelity Advantage Institutional Class	.10%	103

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Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

	Expense Limitations	Reimbursement
Spartan Global ex U.S. Index Fund
Investor Class	.22%	$ 9,600
Fidelity Advantage Class	.18%	263,916
Institutional Class	.13%	80,762
Fidelity Advantage Institutional Class	.10%	38,327

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Spartan Emerging Markets Index Fund	$ 7
Spartan Global ex U.S. Index Fund	2

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
Spartan Emerging Markets Index Fund
From net investment income
Investor Class	$ 296,140	$ 196,321
Fidelity Advantage Class	6,143,576	4,268,410
Institutional Class	398,502	5,565
Fidelity Advantage Institutional Class	2,004	154,455
Total	$ 6,840,222	$ 4,624,751
Spartan Global ex U.S. Index Fund
From net investment income
Investor Class	$ 339,065	$ 226,598
Fidelity Advantage Class	11,676,970	4,521,437
Institutional Class	3,619,358	1,107,946
Fidelity Advantage Institutional Class	1,767,242	1,006,500
Total	$ 17,402,635	$ 6,862,481
From net realized gain
Investor Class	$ 12,456	$ 32,059
Fidelity Advantage Class	419,565	621,801
Institutional Class	129,205	147,471
Fidelity Advantage Institutional Class	61,567	131,418
Total	$ 622,793	$ 932,749

Semiannual Report

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	1,636,791	2,118,414	$ 15,959,539	$ 20,793,163
Reinvestment of distributions	28,242	18,567	258,412	174,910
Shares redeemed	(1,115,195)	(1,506,553)	(10,961,142)	(14,651,496)
Net increase (decrease)	549,838	630,428	$ 5,256,809	$ 6,316,577
Fidelity Advantage Class
Shares sold	18,166,089	19,048,224	$ 175,525,454	$ 188,162,218
Reinvestment of distributions	623,839	429,331	5,708,125	4,044,463
Shares redeemed	(5,327,982)	(8,594,278)	(51,193,864)	(83,053,370)
Net increase (decrease)	13,461,946	10,883,277	$ 130,039,715	$ 109,153,311
Institutional Class
Shares sold	2,089,976	2,439,446	$ 20,060,979	$ 23,794,505
Reinvestment of distributions	43,505	590	398,502	5,565
Shares redeemed	(543,228)	(366,209)	(5,307,566)	(3,651,261)
Net increase (decrease)	1,590,253	2,073,827	$ 15,151,915	$ 20,148,809
Fidelity Advantage Institutional Class
Shares sold	8,966	111,992	$ 87,470	$ 1,072,931
Reinvestment of distributions	219	16,379	2,004	154,455
Shares redeemed	(3,107)	(850,397)	(29,855)	(7,894,709)
Net increase (decrease)	6,078	(722,026)	$ 59,619	$ (6,667,323)
Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	687,602	1,766,047	$ 8,201,444	$ 21,906,686
Reinvestment of distributions	29,716	16,896	338,282	200,243
Shares redeemed	(548,418)	(1,343,717)	(6,632,565)	(16,581,244)
Net increase (decrease)	168,900	439,226	$ 1,907,161	$ 5,525,685
Fidelity Advantage Class
Shares sold	16,254,753	22,421,200	$ 194,318,541	$ 280,562,019
Reinvestment of distributions	1,001,076	409,534	11,395,995	4,853,705
Shares redeemed	(8,132,110)	(5,939,074)	(96,875,760)	(73,832,191)
Net increase (decrease)	9,123,719	16,891,660	$ 108,838,776	$ 211,583,533

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Institutional Class
Shares sold	4,745,703	9,020,573	$ 56,922,989	$ 114,310,631
Reinvestment of distributions	329,286	105,927	3,748,563	1,255,417
Shares redeemed	(3,287,725)	(1,923,850)	(39,501,034)	(23,985,703)
Net increase (decrease)	1,787,264	7,202,650	$ 21,170,518	$ 91,580,345
Fidelity Advantage Institutional Class
Shares sold	1,056,193	1,955,903	$ 12,628,416	$ 24,287,152
Reinvestment of distributions	160,651	96,013	1,828,809	1,137,918
Shares redeemed	(517,692)	(1,063,984)	(6,209,410)	(13,237,644)
Net increase (decrease)	699,152	987,932	$ 8,247,815	$ 12,187,426

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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www.fidelity.com

EMX-GUX-SANN-0615
1.929363.103
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

Spartan® Emerging Markets Index Fund
Spartan Global ex U.S.

Index Fund
Institutional Class

Fidelity Advantage® Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Emerging Markets Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan® Global ex U.S. Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Spartan Emerging Markets Index Fund
Investor Class	.31%
Actual		$ 1,000.00	$ 1,036.70	$ 1.57
HypotheticalA		$ 1,000.00	$ 1,023.26	$ 1.56
Fidelity Advantage Class	.20%
Actual		$ 1,000.00	$ 1,036.90	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,037.60	$ .66
HypotheticalA		$ 1,000.00	$ 1,024.15	$ .65
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 1,037.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Spartan Global ex U.S. Index Fund
Investor Class	.22%
Actual		$ 1,000.00	$ 1,048.60	$ 1.12
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10
Fidelity Advantage Class	.18%
Actual		$ 1,000.00	$ 1,048.20	$ .91
HypotheticalA		$ 1,000.00	$ 1,023.90	$ .90
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,049.50	$ .66
HypotheticalA		$ 1,000.00	$ 1,024.15	$ .65
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 1,049.00	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Semiannual Report

Spartan Emerging Markets Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.0	2.9
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.9	2.0
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	2.0	1.8
China Construction Bank Corp. (H Shares) (China, Banks)	1.8	1.5
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.6	1.3
Naspers Ltd. Class N (South Africa, Media)	1.5	1.2
Bank of China Ltd. (H Shares) (China, Banks)	1.4	1.0
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.0	1.1
China Life Insurance Co. Ltd. (H Shares) (China, Insurance)	1.0	0.6
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (China, Insurance)	0.9	0.4
	17.1
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.2	29.5
Information Technology	13.8	12.8
Energy	9.8	10.8
Telecommunication Services	7.8	8.9
Consumer Discretionary	7.8	6.9
Consumer Staples	7.6	8.2
Materials	6.9	8.0
Industrials	6.5	5.9
Utilities	3.8	3.4
Health Care	2.4	2.6
Geographic Diversification (% of fund's net assets)
As of April 30, 2015
China 16.0%
Taiwan 13.7%
India 10.5%
South Africa 9.1%
Brazil 8.9%
Hong Kong 5.5%
Cayman Islands 5.1%
Mexico 4.9%
Russia 4.4%
Other* 21.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2014
Taiwan 13.3%
China 11.9%
Brazil 11.6%
India 11.0%
South Africa 9.0%
Mexico 5.8%
Russia 4.9%
Hong Kong 4.7%
Malaysia 4.6%
Other* 23.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).

Semiannual Report

Spartan Emerging Markets Index Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
Bermuda - 1.5%
Alibaba Health Information Technology Ltd. (a)	306,000	$ 473,773
Alibaba Pictures Group Ltd. (a)(e)	1,110,000	548,516
Beijing Enterprises Water Group Ltd.	546,000	472,697
Brilliance China Automotive Holdings Ltd.	378,000	712,053
China Foods Ltd. (a)	74,000	55,472
China Gas Holdings Ltd.	214,000	379,374
China Resources Gas Group Ltd.	88,000	306,559
China Yurun Food Group Ltd. (a)(e)	178,000	61,779
CITIC Resources Holdings Ltd. (a)	340,000	60,976
Cosco Pacific Ltd.	214,735	337,456
Credicorp Ltd.	4,453	669,954
Credicorp Ltd. (United States)	2,691	410,512
GOME Electrical Appliances Holdings Ltd.	1,531,802	393,299
Haier Electronics Group Co. Ltd.	127,000	366,226
Hanergy Thin Film Power Group Ltd. (e)	1,538,000	1,432,719
Hopson Development Holdings Ltd. (a)	72,000	84,722
Kunlun Energy Co. Ltd.	394,000	469,208
Luye Pharma Group Ltd.	88,500	113,729
Nine Dragons Paper (Holdings) Ltd. (a)	224,000	183,522
Shenzhen International Holdings Ltd.	158,980	299,887
Sihuan Pharmaceutical Holdings Group Ltd.	470,000	267,426
Sinofert Holdings Ltd. (a)	214,000	59,087
TOTAL BERMUDA		8,158,946
Brazil - 5.5%
AES Tiete SA	9,600	46,201
Ambev SA	650,300	4,087,915
B2W Companhia Global do Varejo (a)	12,700	115,368
Banco Bradesco SA	84,456	842,051
Banco do Brasil SA	118,000	1,042,553
BB Seguridade Participacoes SA	82,600	966,378
BM&F BOVESPA SA	236,200	972,881
BR Malls Participacoes SA	60,500	329,312
Brasil Foods SA	121,800	2,603,402
BTG Pactual Participations Ltd. unit	35,600	350,807
CCR SA	119,600	658,942
Centrais Eletricas Brasileiras SA (Electrobras)	37,600	91,100
Cetip SA - Mercados Organizado	30,117	345,357
Cielo SA	120,833	1,681,985
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	47,400	280,031
Companhia Energetica de Minas Gerais (CEMIG) (a)	20,580	99,316
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Paranaense de Energia-Copel	6,700	$ 50,924
Companhia Siderurgica Nacional SA (CSN)	86,600	231,953
Cosan SA Industria e Comercio	14,400	140,991
CPFL Energia SA	39,833	262,693
Cyrela Brazil Realty SA	40,700	158,453
Drogasil SA	35,300	400,690
Duratex SA	33,497	94,389
Ecorodovias Infraestrutura e Logistica SA	23,300	68,594
Embraer SA	96,700	754,228
Energias do Brasil SA	34,500	131,109
Estacio Participacoes SA	35,700	215,649
Fibria Celulose SA (a)	29,900	419,282
Guararapes Confeccoes SA	1,300	35,165
Hypermarcas SA (a)	51,400	339,147
JBS SA	100,500	518,352
Klabin SA unit	79,000	484,548
Kroton Educacional SA	208,448	761,024
Localiza Rent A Car SA	19,290	224,851
Lojas Americanas SA	32,882	144,059
Lojas Renner SA	17,800	620,618
M. Dias Branco SA	6,400	183,825
Multiplan Empreendimentos Imobiliarios SA	11,100	195,257
Multiplus SA	6,100	67,824
Natura Cosmeticos SA	22,400	214,116
Obrascon Huarte Lain Brasil SA	4,600	12,519
Oi SA (a)	23,730	44,499
Petroleo Brasileiro SA - Petrobras (ON)	511,700	2,420,128
Porto Seguro SA	13,100	163,872
Qualicorp SA (a)	30,700	252,696
Souza Cruz SA	52,600	480,094
Sul America SA unit	32,428	152,833
Terna Participacoes SA unit	11,400	75,030
TIM Participacoes SA	114,300	366,085
Totvs SA	19,100	220,671
Tractebel Energia SA (a)	27,900	330,583
Ultrapar Participacoes SA	52,900	1,217,440
Usinas Siderurgicas de Minas Gerais SA - Usiminas	20,000	111,452
Vale SA	188,400	1,416,306
Via Varejo SA unit (a)	16,100	100,994
Weg SA	77,540	413,056
TOTAL BRAZIL		29,009,598
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd.	376,000	$ 56,760
Cayman Islands - 5.1%
Agile Property Holdings Ltd.	196,856	165,093
Anta Sports Products Ltd.	124,000	273,261
Belle International Holdings Ltd.	715,000	919,748
Biostime International Holdings Ltd.	17,500	80,381
Bosideng International Holdings Ltd.	340,000	59,660
China Conch Venture Holdings Ltd.	30,500	82,246
China Dongxiang Group Co. Ltd.	418,000	102,470
China Hongqiao Group Ltd.	122,000	114,121
China Huishan Dairy Hld Co. Ltd. (e)	983,000	210,537
China Medical System Holdings Ltd.	112,000	197,973
China Resources Cement Holdings Ltd.	261,064	166,732
China Resources Land Ltd.	286,744	1,045,154
China State Construction International Holdings Ltd.	210,000	405,881
China Zhongwang Holdings Ltd. (e)	178,800	108,887
Cimc Enric Holdings Ltd.	76,000	84,428
Country Garden Holdings Co. Ltd.	762,737	413,325
ENN Energy Holdings Ltd.	102,000	736,980
Evergrande Real Estate Group Ltd.	847,000	803,227
GCL-Poly Energy Holdings Ltd. (a)	1,501,000	455,110
Geely Automobile Holdings Ltd.	615,000	347,550
Golden Eagle Retail Group Ltd. (H Shares) (e)	71,000	106,447
Greentown China Holdings Ltd.	97,000	120,647
Haitian International Holdings Ltd.	78,000	194,433
Hengan International Group Co. Ltd.	102,000	1,260,762
Kingboard Chemical Holdings Ltd.	87,000	158,946
Kingboard Laminates Holdings Ltd.	112,000	57,658
Kingsoft Corp. Ltd. (e)	97,000	381,089
KWG Property Holding Ltd.	163,737	166,260
Lee & Man Paper Manufacturing Ltd.	166,000	94,453
Li Ning Co. Ltd. (a)	211,708	117,455
Longfor Properties Co. Ltd.	191,500	333,557
Renhe Commercial Holdings Co. Ltd. (a)	2,307,000	129,480
Sany Heavy Equipment International Holdings Co. Ltd. (a)	106,000	29,951
Shenzhou International Group Holdings Ltd.	75,000	353,685
Shimao Property Holdings Ltd.	177,000	419,289
Sino Biopharmaceutical Ltd.	392,000	449,124
SOHO China Ltd.	208,000	158,069
Sunac China Holdings Ltd.	244,000	321,742
Tencent Holdings Ltd.	738,500	15,241,813
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
TPK Holding Co. Ltd.	31,775	$ 198,166
Zhongsheng Group Holdings Ltd. Class H	73,500	67,331
TOTAL CAYMAN ISLANDS		27,133,121
Chile - 1.3%
AES Gener SA	315,404	184,091
Aguas Andinas SA	457,402	269,259
Banco de Chile	3,491,307	404,698
Banco de Credito e Inversiones	6,008	299,590
Banco Santander Chile	8,860,165	473,682
Cencosud SA	148,381	384,507
Colbun SA	942,673	284,582
Compania Cervecerias Unidas SA	18,676	201,022
Compania de Petroleos de Chile SA (COPEC)	52,915	609,303
CorpBanca SA	21,908,997	248,193
Empresa Nacional de Electricidad SA	456,231	701,894
Empresa Nacional de Electricidad SA sponsored ADR	203	9,362
Empresa Nacional de Telecomunicaciones SA (ENTEL)	13,870	156,354
Empresas CMPC SA	159,240	452,454
Enersis SA	2,654,239	924,308
Enersis SA sponsored ADR	300	5,331
LATAM Airlines Group SA (a)	44,892	431,489
LATAM Airlines Group SA sponsored ADR (a)	212	2,029
S.A.C.I. Falabella	70,256	550,171
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	168	3,669
TOTAL CHILE		6,595,988
China - 16.0%
Agricultural Bank of China Ltd. (H Shares)	3,595,000	2,031,611
Air China Ltd. (H Shares)	256,000	309,160
Aluminum Corp. of China Ltd. (H Shares) (a)	548,000	353,572
Angang Steel Co. Ltd. (H Shares)	134,000	111,860
Anhui Conch Cement Co. Ltd. (H Shares)	165,500	672,630
Anhui Expressway Co. Ltd. (H Shares)	56,000	48,554
Anhui Gujing Distillery Co. Ltd. (B Shares)	18,800	75,170
AviChina Industry & Technology Co. Ltd. (H Shares)	316,000	359,603
Baic Motor Corp. Ltd.	79,000	117,217
Bank Communications Co. Ltd. (H Shares)	1,125,000	1,156,853
Bank of China Ltd. (H Shares)	10,409,000	7,158,198
BBMG Corp. (H Shares)	164,000	203,557
Beijing Capital International Airport Co. Ltd. (H Shares)	204,000	217,672
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	274,000	136,106
Common Stocks - continued
	Shares	Value
China - continued
Beijing North Star Co. Ltd. (H Shares)	86,000	$ 40,278
Bengang Steel Plates Co. Ltd. (B Shares)	55,100	28,792
BOE Technology Group Co. Ltd. (B Shares) (a)	182,900	81,414
BYD Co. Ltd. (H Shares)	94,000	571,843
CGN Power Co. Ltd.	878,000	493,911
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	179,800	125,503
China BlueChemical Ltd. (H Shares)	226,000	100,891
China Cinda Asset Management Co. Ltd. (H Shares) (a)	448,000	267,047
China CITIC Bank Corp. Ltd. (H Shares)	1,044,000	949,636
China CNR Corp. Ltd. (H Shares) (a)	256,000	525,176
China Coal Energy Co. Ltd. (H Shares) (e)	351,000	231,417
China Communications Construction Co. Ltd. (H Shares)	606,000	1,108,706
China Communications Services Corp. Ltd. (H Shares)	350,000	197,792
China Construction Bank Corp. (H Shares)	9,992,000	9,733,451
China Cosco Holdings Co. Ltd. (H Shares) (a)(e)	337,500	311,784
China Eastern Airlines Corp. Ltd. (H Shares) (a)	230,000	177,755
China Everbright Bank Co. Ltd. (H Shares)	461,000	313,458
China Galaxy Securities Co. Ltd. (H Shares) (e)	155,000	254,782
China International Marine Containers (Group) Ltd. (H Shares)	86,400	233,542
China Life Insurance Co. Ltd. (H Shares)	1,029,000	4,994,029
China Longyuan Power Grid Corp. Ltd. (H Shares)	469,000	584,544
China Machinery Engineering Co. (H Shares)	60,000	79,891
China Merchants Bank Co. Ltd. (H Shares)	629,846	1,905,657
China Merchants Property Development Co. Ltd. (B Shares)	26,950	79,280
China Minsheng Banking Corp. Ltd. (H Shares)	850,200	1,248,334
China Molybdenum Co. Ltd. (H Shares)	186,000	186,467
China National Building Materials Co. Ltd. (H Shares)	390,000	475,011
China National Materials Co. Ltd. (H Shares)	131,000	48,340
China Oilfield Services Ltd. (H Shares)	252,000	520,221
China Pacific Insurance Group Co. Ltd. (H Shares)	353,800	1,930,926
China Petroleum & Chemical Corp. (H Shares)	3,551,000	3,351,315
China Railway Construction Corp. Ltd. (H Shares)	261,000	522,636
China Railway Group Ltd. (H Shares)	526,000	741,098
China Shenhua Energy Co. Ltd. (H Shares)	469,000	1,219,313
China Shipping Container Lines Co. Ltd. (H Shares) (a)	533,000	301,897
China Shipping Development Co. Ltd. (H Shares)	182,000	152,869
China Southern Airlines Ltd. (H Shares)	242,000	237,817
China Telecom Corp. Ltd. (H Shares)	2,252,000	1,676,531
China Vanke Co. Ltd. (H Shares) (a)	182,700	486,773
Chongqing Changan Automobile Co. Ltd. (B Shares)	103,900	340,500
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	407,000	364,436
Common Stocks - continued
	Shares	Value
China - continued
CITIC Securities Co. Ltd. (H Shares)	162,000	$ 721,110
CSG Holding Co. Ltd. (B Shares)	70,300	84,082
CSR Corp. Ltd. (H Shares) (e)	262,000	507,061
Dalian Wanda Commercial Properties Co., Ltd.	36,500	299,750
Datang International Power Generation Co. Ltd. (H Shares)	400,000	235,338
Dazhong Transport Group Co. Ltd. (B Shares)	74,100	88,846
Dongfang Electric Corp. Ltd. (H Shares)	43,000	97,867
Dongfeng Motor Group Co. Ltd. (H Shares)	414,000	691,197
Double Coin Holdings Ltd. (B Shares)	33,300	57,909
Foshan Electrical and Lighting Co. Ltd. (B Shares) (a)	21,900	28,680
Great Wall Motor Co. Ltd. (H Shares)	144,000	1,098,967
Guangdong Electric Power Development Co. Ltd. (B Shares)	71,400	72,224
Guangshen Railway Co. Ltd. (H Shares)	204,000	135,552
Guangzhou Automobile Group Co. Ltd. (H Shares)	310,000	337,976
Guangzhou Baiyunshan Pharma Health (H Shares)	30,000	114,960
Guangzhou R&F Properties Co. Ltd. (H Shares)	120,800	154,613
Haitong Securities Co. Ltd. (H Shares)	205,200	673,803
Harbin Electric Machinery Co. Ltd.(H Shares)	76,000	62,561
Huadian Energy Co. Ltd. (B Shares) (a)	61,500	43,050
Huadian Fuxin Energy Corp. Ltd. (H Shares)	350,000	189,212
Huadian Power International Corp. Ltd. (H Shares)	232,000	257,128
Huaneng Power International, Inc. (H Shares)	466,000	660,890
Huaneng Renewables Corp. Ltd. (H Shares)	544,000	238,641
Huishang Bank Corp. Ltd.	225,000	121,056
Industrial & Commercial Bank of China Ltd. (H Shares)	9,963,000	8,642,513
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	131,562	200,237
Jiangling Motors Corp. Ltd. (B Shares)	12,300	66,034
Jiangsu Expressway Co. Ltd. (H Shares)	180,000	248,034
Jiangxi Copper Co. Ltd. (H Shares)	188,000	390,042
Jinzhou Port Co. Ltd. (B Shares)	11,000	7,557
Maanshan Iron & Steel Ltd. (H Shares) (a)	224,000	87,282
Metallurgical Corp. China Ltd. (H Shares)	377,000	223,265
New China Life Insurance Co. Ltd. (H Shares)	112,300	697,660
People's Insurance Co. of China Group (H Shares)	522,000	363,017
PetroChina Co. Ltd. (H Shares)	2,932,000	3,781,588
PICC Property & Casualty Co. Ltd. (H Shares)	449,227	999,242
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	345,500	4,965,931
Shandong Chenming Paper Holdings Ltd. (B Shares)	156,600	123,857
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	248,000	229,744
Shanghai Bailian Group Co. Ltd. (B Shares)	23,600	53,548
Shanghai Chlor Alkali Co. Ltd. (B Shares)	45,300	36,920
Shanghai Electric Group Co. Ltd. (H Shares)	398,000	406,701
Common Stocks - continued
	Shares	Value
China - continued
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	53,000	$ 202,070
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	57,600	54,086
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	21,300	68,863
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	40	72
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	33,800	71,217
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	70,300	214,345
Shanghai Pharma Holding Co. Ltd. (H Shares)	89,100	278,202
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	30,400	95,821
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	23,917	64,432
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	104,600	83,575
Shengjing Bank Co. Ltd.	91,000	110,484
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	19,400	49,035
Shenzhen Expressway Co. (H Shares)	96,000	91,782
Sichuan Expressway Co. Ltd. (H Shares)	116,000	63,908
Sinopec Engineering Group Co. Ltd. (H Shares) (f)	137,000	148,303
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	495,000	299,534
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares) (a)(e)	276,000	160,603
Sinopharm Group Co. Ltd. (H Shares)	144,800	689,386
Sinotrans Ltd. (H Shares)	233,000	178,871
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	48,000	50,598
TravelSky Technology Ltd. (H Shares)	141,000	274,339
Tsingtao Brewery Co. Ltd. (H Shares)	54,000	343,834
Weichai Power Co. Ltd. (H Shares)	65,800	261,908
Weifu High-Technology Co. Ltd. (B Shares)	21,850	102,223
Wumart Stores, Inc. (H Shares)	61,000	53,440
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	53,800	125,362
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	26,520	122,497
Yanzhou Coal Mining Co. Ltd. (H Shares) (e)	276,000	275,985
Zhaojin Mining Industry Co. Ltd. (H Shares)	124,500	88,991
Zhejiang Expressway Co. Ltd. (H Shares)	198,000	315,245
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	69,500	594,519
Zijin Mining Group Co. Ltd. (H Shares)	836,000	322,511
ZTE Corp. (H Shares)	85,400	288,136
TOTAL CHINA		84,786,648
Colombia - 0.4%
Almacenes Exito SA (a)	29,804	319,811
Bancolombia SA sponsored ADR	76	3,441
Cementos Argos SA	52,879	224,658
Common Stocks - continued
	Shares	Value
Colombia - continued
Cemex Latam Holdings SA (a)	22,673	$ 126,596
Corporacion Financiera Colombiana SA	13,752	221,117
Ecopetrol SA	685,614	584,297
Grupo de Inversiones Suramerica SA	31,199	512,649
Interconexion Electrica SA ESP	50,228	168,692
Isagen SA	122,954	164,403
TOTAL COLOMBIA		2,325,664
Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	22,298	579,727
Komercni Banka A/S	2,303	513,585
Telefonica Czech Rep A/S	8,941	73,413
TOTAL CZECH REPUBLIC		1,166,725
Egypt - 0.3%
Commercial International Bank SAE	114,540	833,299
Commercial International Bank SAE sponsored GDR	2,265	15,634
EFG-Hermes Holding SAE (a)	77,635	144,789
Egyptian Kuwaiti Holding	96,302	63,559
El Ezz Steel Rebars SAE (a)	22,554	36,979
Elsewedy Electric Co. (a)	9,715	60,314
Global Telecom Holding (a)	323,297	136,013
JUHAYNA Food Industries	54,263	66,566
Sidi Kerir Petrochemcials Co.	13,951	26,878
Talaat Moustafa Group Holding	132,957	172,686
Telecom Egypt SAE	38,711	49,872
TOTAL EGYPT		1,606,589
Hong Kong - 5.5%
Beijing Enterprises Holdings Ltd.	72,500	664,146
China Agri-Industries Holdings Ltd.	307,630	175,833
China Everbright International Ltd.	365,000	683,797
China Everbright Ltd.	122,000	405,326
China Merchants Holdings International Co. Ltd.	163,227	742,367
China Mobile Ltd.	720,000	10,283,966
China Overseas Land and Investment Ltd.	568,000	2,378,102
China Power International Development Ltd.	386,000	249,513
China Resources Enterprise Ltd.	168,000	515,886
China Resources Power Holdings Co. Ltd.	262,000	792,705
China South City Holdings Ltd.	278,000	123,029
China Taiping Insurance Group Ltd. (a)	136,977	511,639
China Unicom Ltd.	792,000	1,487,479
CITIC Pacific Ltd.	774,000	1,551,885
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CNOOC Ltd.	2,219,000	$ 3,783,866
CNOOC Ltd. sponsored ADR	200	34,250
CSPC Pharmaceutical Group Ltd.	560,000	582,359
Far East Horizon Ltd.	211,000	223,780
Fosun International Ltd. (e)	201,000	503,113
Franshion Properties China Ltd.	552,000	223,633
Guangdong Investment Ltd.	298,000	445,238
Lenovo Group Ltd.	900,000	1,556,019
Poly Property Group Co. Ltd.	256,000	164,819
Shanghai Industrial Holdings Ltd.	65,000	259,982
Shenzhen Investment Ltd.	280,431	154,497
Sino-Ocean Land Holdings Ltd.	482,979	403,804
Sinotruk Hong Kong Ltd.	100,000	71,479
Yuexiu Property Co. Ltd.	848,000	207,882
TOTAL HONG KONG		29,180,394
Hungary - 0.3%
Magyar Telekom PLC (a)	63,451	94,973
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	6,455	359,036
OTP Bank PLC	27,177	603,142
Richter Gedeon PLC	18,250	307,630
TOTAL HUNGARY		1,364,781
India - 10.5%
ABB Ltd. India	6,995	147,043
ACC Ltd.	7,137	161,018
Adani Enterprises Ltd.	37,892	402,010
Adani Ports & Special Economic Zone	72,054	360,056
Adani Power Ltd. (a)	86,216	58,271
Aditya Birla Nuvo Ltd.	5,501	135,734
Ambuja Cements Ltd.	93,983	343,705
Ashok Leyland Ltd. (a)	95,736	104,854
Asian Paints India Ltd.	41,111	493,253
Aurobindo Pharma Ltd.	18,068	365,538
Axis Bank Ltd. (a)	105,685	948,736
Bajaj Auto Ltd. (a)	9,969	305,693
Bajaj Finserv Ltd. (a)	5,472	123,557
Bajaj Holdings & Investment Ltd. (a)	4,556	92,708
Bank of Baroda (a)	38,370	102,256
Bank of India (a)	32,954	112,323
Bharat Electronics Ltd.	1,025	49,753
Bharat Forge Ltd.	12,919	255,086
Common Stocks - continued
	Shares	Value
India - continued
Bharat Heavy Electricals Ltd.	85,511	$ 320,325
Bharat Petroleum Corp. Ltd. (a)	24,219	291,458
Bharti Airtel Ltd. (a)	181,183	1,086,567
Bharti Infratel Ltd.	77,454	489,117
Bosch Ltd. (a)	1,099	389,183
Britannia Industries Ltd. (a)	4,345	150,275
Cadila Healthcare Ltd. (a)	7,179	192,253
Cairn India Ltd.	77,592	260,623
Canara Bank Ltd.	14,137	84,169
Castrol India Ltd.	17,926	124,979
Cipla Ltd.	49,277	493,176
Coal India Ltd.	189,869	1,083,831
Colgate-Palmolive (India)	4,754	148,737
Corporation Bank Ltd. (a)	51,470	46,126
Crompton Greaves Ltd.	76,166	202,198
Cummins India Ltd.	9,505	128,947
Dabur India Ltd.	74,972	297,185
Divi's Laboratories Ltd. (a)	6,040	163,808
DLF Ltd. (a)	56,294	120,875
Dr. Reddy's Laboratories Ltd. (a)	11,687	608,009
Eicher Motors Ltd. (a)	946	226,149
Essar Oil Ltd. (a)	27,057	46,303
Exide Industries Ltd.	29,170	78,746
GAIL India Ltd. (a)	44,574	252,724
GlaxoSmithKline Consumer Healthcare Ltd.	1,580	155,863
GlaxoSmithKline Pharmaceuticals Ltd. (a)	3,043	152,438
Glenmark Pharmaceuticals Ltd.	15,682	219,704
GMR Infrastructure Ltd. (a)	245,662	57,020
Godrej Consumer Products Ltd.	16,935	280,284
Godrej Industries Ltd. (a)	14,503	82,422
Grasim Industries Ltd.	1,387	86,449
Great Eastern Shipping Co. Ltd.	14,235	76,262
HCL Technologies Ltd.	75,480	1,045,890
HDFC Bank Ltd.	82,559	1,474,779
Hero Motocorp Ltd.	14,285	523,518
Hindalco Industries Ltd. (a)	113,938	230,574
Hindustan Petroleum Corp. Ltd. (a)	11,573	113,849
Hindustan Unilever Ltd.	100,977	1,351,202
Hindustan Zinc Ltd.	43,431	115,775
Housing Development Finance Corp. Ltd.	217,355	4,001,803
ICICI Bank Ltd. (a)	391,644	2,045,031
IDBI Bank Ltd. (a)	53,155	62,316
Common Stocks - continued
	Shares	Value
India - continued
Idea Cellular Ltd. (a)	200,280	$ 551,538
IDFC Ltd. (a)	55,030	153,218
Indian Oil Corp. Ltd. (a)	43,239	245,767
IndusInd Bank Ltd. (a)	17,361	228,503
Infosys Ltd.	132,425	4,040,159
ITC Ltd. (a)	262,305	1,330,560
Jaiprakash Associates Ltd. (a)	140,141	45,429
Jindal Steel & Power Ltd.	48,598	106,759
JSW Energy Ltd. (a)	54,736	98,623
JSW Steel Ltd.	18,981	278,438
Kotak Mahindra Bank Ltd.	48,748	1,022,479
Larsen & Toubro Ltd. (a)	31,605	811,316
LIC Housing Finance Ltd.	39,748	268,989
Lupin Ltd.	30,302	845,220
Mahindra & Mahindra Financial Services Ltd.	43,690	184,013
Mahindra & Mahindra Ltd. (a)	42,722	769,763
Mangalore Refinery & Petrochemicals Ltd. (a)	35,260	38,812
Marico Ltd.	31,684	200,282
Maruti Suzuki India Ltd. (a)	4,930	291,535
Motherson Sumi Systems Ltd.	29,923	237,391
Mphasis BFL Ltd.	12,284	76,345
Nestle India Ltd.	3,666	379,166
NHPC Ltd.	323,666	100,592
NMDC Ltd. (a)	115,675	233,452
NTPC Ltd.	283,872	671,401
Oil & Natural Gas Corp. Ltd.	286,336	1,369,776
Oil India Ltd.	17,739	127,792
Oracle Finance Services Software Ltd. (a)	3,068	160,078
Oriental Bank of Commerce (a)	9,172	29,408
Pidilite Industries Ltd.	17,272	154,122
Piramal Enterprises Ltd. (a)	12,489	184,364
Power Finance Corp. Ltd.	42,731	178,629
Power Grid Corp. of India Ltd.	163,348	387,015
Punjab National Bank (a)	20,735	52,125
Reliance Capital Ltd. (a)	16,640	105,748
Reliance Communication Ltd. (a)	140,262	133,535
Reliance Industries Ltd.	222,718	3,022,310
Reliance Infrastructure Ltd. (a)	17,255	112,548
Reliance Power Ltd. (a)	94,092	83,879
Rural Electrification Corp. Ltd. (a)	50,632	248,229
Sesa Sterlite Ltd.	187,587	616,669
Shree Cement Ltd. (a)	1,207	193,599
Common Stocks - continued
	Shares	Value
India - continued
Shriram Transport Finance Co. Ltd.	18,117	$ 276,497
Siemens India Ltd. (a)	11,802	252,726
State Bank of India	210,309	892,729
Steel Authority of India Ltd.	138,059	150,882
Sun Pharmaceutical Industries Ltd. (a)	124,878	1,844,940
Sun TV Ltd.	19,789	108,088
Tata Chemicals Ltd. (a)	3,139	21,090
Tata Communications Ltd.	11,821	81,001
Tata Consultancy Services Ltd.	66,184	2,565,908
Tata Motors Ltd. (a)	146,644	1,174,991
Tata Power Co. Ltd. (a)	149,626	178,475
Tata Steel Ltd.	32,471	184,128
Tech Mahindra Ltd.	63,910	624,892
Titan Co. Ltd. (a)	14,520	88,603
Torrent Power Ltd. (a)	16,990	44,141
Ultratech Cemco Ltd. (a)	10,228	430,074
Union Bank of India (a)	18,050	40,845
Unitech Ltd. (a)	470,540	114,030
United Breweries Ltd. (a)	9,881	144,978
United Spirits Ltd. (a)	8,353	437,730
Wipro Ltd.	68,925	581,979
Wockhardt Ltd. (a)	4,614	93,510
Yes Bank Ltd.	25,998	343,427
Zee Entertainment Enterprises Ltd.	78,124	383,627
TOTAL INDIA		55,351,403
Indonesia - 2.3%
PT Adaro Energy Tbk	1,675,600	113,107
PT Aneka Tambang Tbk	427,100	26,194
PT Astra Agro Lestari Tbk	38,100	59,814
PT Astra International Tbk	2,810,200	1,485,043
PT Bank Central Asia Tbk	1,701,900	1,769,188
PT Bank Danamon Indonesia Tbk Series A	419,900	128,602
PT Bank Mandiri (Persero) Tbk	1,327,300	1,091,759
PT Bank Negara Indonesia (Persero) Tbk	1,051,300	521,088
PT Bank Rakyat Indonesia Tbk	1,510,900	1,355,002
PT Charoen Pokphand Indonesia Tbk	953,900	208,625
PT Global Mediacom Tbk	513,000	61,342
PT Gudang Garam Tbk	64,300	248,023
PT Indo Tambangraya Megah Tbk	48,500	47,144
PT Indocement Tunggal Prakarsa Tbk	186,400	301,979
PT Indofood CBP Sukses Makmur Tbk	171,700	174,846
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Indofood Sukses Makmur Tbk	613,300	$ 319,365
PT Indosat Tbk (a)	140,100	43,232
PT International Nickel Indonesia Tbk	245,700	52,978
PT Jasa Marga Tbk	258,300	123,546
PT Kalbe Farma Tbk	2,689,700	372,460
PT Media Nusantara Citra Tbk	648,100	110,246
PT Perusahaan Gas Negara Tbk Series B	1,489,000	470,966
PT Semen Gresik (Persero) Tbk	422,800	407,715
PT Surya Citra Media Tbk	802,300	179,492
PT Tambang Batubara Bukit Asam Tbk	106,900	77,108
PT Telkomunikasi Indonesia Tbk Series B	6,990,700	1,405,979
PT Tower Bersama Infrastructure Tbk	261,700	171,102
PT Unilever Indonesia Tbk	159,000	522,538
PT United Tractors Tbk	202,300	333,980
PT XL Axiata Tbk	354,300	110,287
TOTAL INDONESIA		12,292,750
Malaysia - 4.2%
AirAsia Bhd	153,300	97,682
Alliance Financial Group Bhd	164,300	218,605
AMMB Holdings Bhd	269,700	491,327
Astro Malaysia Holdings Bhd	221,200	194,966
Axiata Group Bhd	602,100	1,139,131
Berjaya Sports Toto Bhd	99,569	91,114
British American Tobacco (Malaysia) Bhd	18,700	351,586
Bumi Armada Bhd	436,400	145,773
Bumiputra-Commerce Holdings Bhd	742,588	1,229,830
DiGi.com Bhd	511,700	863,247
Felda Global Ventures Holdings Bhd	233,600	135,734
Gamuda Bhd	267,000	391,975
Genting Bhd	306,800	753,544
Genting Malaysia Bhd	396,000	477,979
Hong Leong Bank Bhd	77,900	307,883
Hong Leong Credit Bhd	27,500	125,053
IHH Healthcare Bhd	376,100	624,986
IJM Corp. Bhd	233,800	481,054
IOI Corp. Bhd	516,500	629,224
IOI Properties Group Sdn Bhd	263,600	158,345
KLCC Property Holdings Bhd	56,900	112,762
Kuala Lumpur Kepong Bhd	74,100	460,512
Lafarge Malaysia Bhd	56,800	153,858
Malayan Banking Bhd	660,864	1,708,507
Common Stocks - continued
	Shares	Value
Malaysia - continued
Malaysia Airports Holdings Bhd	124,460	$ 225,338
Malaysia Marine and Heavy Engineering Sdn Bhd	32,800	11,233
Maxis Bhd	357,500	696,435
MISC Bhd	212,800	546,560
MMC Corp. Bhd	101,500	76,641
Parkson Holdings Bhd	81,381	49,114
Petronas Chemicals Group Bhd	398,400	656,451
Petronas Dagangan Bhd	38,700	232,472
Petronas Gas Bhd	109,500	698,341
PPB Group Bhd	78,200	336,726
Public Bank Bhd	431,200	2,357,832
RHB Capital Bhd	96,832	214,729
SapuraKencana Petroleum Bhd	537,000	400,960
Sime Darby Bhd	447,118	1,137,092
SP Setia Bhd	104,672	100,191
Telekom Malaysia Bhd	145,193	302,001
Tenaga Nasional Bhd	490,600	1,977,548
UEM Land Holdings Bhd	170,200	61,630
UMW Holdings Bhd	88,900	265,515
Westports Holdings Bhd	85,000	107,368
YTL Corp. Bhd	754,886	353,869
YTL Power International Bhd	369,070	165,758
TOTAL MALAYSIA		22,318,481
Malta - 0.1%
Brait SA	45,134	343,544
Mexico - 4.9%
Alfa SA de CV Series A (a)	390,100	792,049
Alpek SA de CV	41,500	55,939
Alsea S.A.B. de CV (a)	78,300	235,125
America Movil S.A.B. de CV Series L	4,019,000	4,220,186
CEMEX S.A.B. de CV unit	1,813,606	1,749,535
Coca-Cola FEMSA S.A.B. de CV Series L	57,400	459,178
Compartamos S.A.B. de CV	152,200	259,817
Concentradora Fibra Danhos SA de CV	26,000	64,415
Controladora Commercial Mexicana S.A.B. de CV unit	64,100	206,397
Embotelladoras Arca S.A.B. de CV	35,500	218,086
Fibra Uno Administracion SA de CV	332,300	829,126
Fomento Economico Mexicano S.A.B. de CV unit	300,800	2,726,846
Genomma Lab Internacional SA de CV (a)	95,400	112,550
Gruma S.A.B. de CV Series B	23,900	288,180
Grupo Aeroportuario del Pacifico SA de CV Series B	50,600	360,255
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Aeroportuario del Sureste SA de CV Series B	32,195	$ 455,687
Grupo Bimbo S.A.B. de CV Series A (a)	260,500	699,557
Grupo Carso SA de CV Series A1	64,900	267,519
Grupo Comercial Chedraui S.A.B. de CV	38,200	114,635
Grupo Elektra SA de CV	4,860	127,129
Grupo Financiero Banorte S.A.B. de CV Series O	312,800	1,783,584
Grupo Financiero Inbursa S.A.B. de CV Series O	287,700	686,902
Grupo Financiero Santander Mexico S.A.B. de CV	216,700	441,536
Grupo Lala S.A.B. de CV (a)	59,500	120,497
Grupo Mexico SA de CV Series B	552,007	1,704,018
Grupo Sanborns SA de CV	50,300	80,391
Grupo Televisa SA de CV	365,600	2,660,859
Industrias Bachoco SA de CV Series B	21,100	94,264
Industrias CH SA de CV (a)	20,700	84,435
Industrias Penoles SA de CV	16,925	287,059
Infraestructura Energetica Nova S.A.B. de CV	24,800	144,319
Kimberly-Clark de Mexico SA de CV Series A	118,600	263,066
Megacable Holdings S.A.B. de CV unit	37,500	156,067
Mexichem S.A.B. de CV (a)	149,027	426,818
Minera Frisco S.A.B. de CV (a)(e)	64,800	53,810
OHL Mexico S.A.B. de CV (a)	96,800	195,026
Organizacion Soriana S.A.B. de CV Series B	32,000	77,966
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	28,900	332,269
Wal-Mart de Mexico SA de CV Series V	781,100	1,845,070
TOTAL MEXICO		25,680,167
Morocco - 0.0%
Douja Promotion Groupe Addoha SA	14,643	46,830
Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.	87,465	122,529
National Bank of Pakistan	84,162	47,202
Oil & Gas Development Co. Ltd.	91,917	165,276
Pakistan Petroleum Ltd.	49,113	86,992
TOTAL PAKISTAN		421,999
Peru - 0.1%
Compania de Minas Buenaventura SA	337	3,768
Compania de Minas Buenaventura SA sponsored ADR	28,179	315,041
TOTAL PERU		318,809
Philippines - 1.7%
Aboitiz Equity Ventures, Inc.	307,450	390,385
Common Stocks - continued
	Shares	Value
Philippines - continued
Aboitiz Power Corp.	269,700	$ 259,635
Alliance Global Group, Inc.	570,400	324,737
Ayala Corp.	32,780	573,090
Ayala Land, Inc.	811,900	703,349
Bank of the Philippine Islands (BPI)	223,302	507,015
BDO Unibank, Inc.	193,622	473,043
Bloomberry Resorts Corp.	431,800	108,398
DMCI Holdings, Inc.	610,350	205,206
Emperador, Inc.	263,200	68,315
Globe Telecom, Inc.	3,875	189,516
GT Capital Holdings, Inc.	9,045	254,635
International Container Terminal Services, Inc.	103,280	254,641
JG Summit Holdings, Inc.	305,530	489,642
Jollibee Food Corp.	61,790	275,607
LT Group, Inc.	353,300	117,991
Manila Electric Co.	37,300	217,705
Megaworld Corp.	1,492,200	177,265
Metropolitan Bank & Trust Co.	200,165	417,244
Petron Corp.	342,900	75,705
Philippine Long Distance Telephone Co.	11,800	739,018
PNOC Energy Development Corp.	1,043,000	189,360
Semirara Mining & Power Corp.	40,500	150,235
SM Investments Corp.	44,117	890,448
SM Prime Holdings, Inc.	1,085,300	453,921
Travellers International Hotel Group, Inc. (a)	159,600	24,147
Universal Robina Corp.	116,250	567,505
TOTAL PHILIPPINES		9,097,758
Poland - 1.7%
Alior Bank SA (a)	6,692	163,589
Asseco Poland SA	9,231	155,574
Bank Handlowy w Warszawie SA	6,217	196,880
Bank Millennium SA	80,029	162,955
Bank Polska Kasa Opieki SA	18,366	956,602
Bank Zachodni WBK SA	3,917	404,556
BRE Bank SA	1,730	224,140
Cyfrowy Polsat SA	31,756	221,596
ENEA SA	26,499	119,987
Energa SA	44,699	310,547
Eurocash SA	9,257	94,091
Getin Noble Bank SA (a)	140,913	70,068
Grupa Lotos SA (a)	12,338	105,529
Common Stocks - continued
	Shares	Value
Poland - continued
KGHM Polska Miedz SA (Bearer)	18,354	$ 644,711
LPP SA	170	361,265
NG2 SA	2,870	151,877
Polish Oil & Gas Co. SA	237,849	429,467
Polska Grupa Energetyczna SA	101,531	585,238
Polski Koncern Naftowy Orlen SA	44,368	844,013
Powszechna Kasa Oszczednosci Bank SA	119,340	1,196,765
Powszechny Zaklad Ubezpieczen SA	7,771	1,014,482
Synthos SA	55,272	72,471
Tauron Polska Energia SA	132,702	177,681
Telekomunikacja Polska SA	92,394	261,794
TVN SA (a)	19,027	89,853
Zaklady Azotowe w Tarnowie-Moscicach SA	6,011	136,923
TOTAL POLAND		9,152,654
Russia - 4.2%
Acron Group GDR (Reg. S)	10,000	42,337
Aeroflot - Russian Airlines (a)	67,111	49,705
Alrosa Co. Ltd. (a)	233,777	310,387
Bashneft OJSC (a)	2,817	117,416
E.ON Russia JSC (a)	2,415,665	147,726
Federal Grid Co. of Unified Energy System (a)	31,349,295	43,211
Gazprom OAO sponsored ADR (Reg. S)	716,739	4,199,339
Inter Rao Ues JSC (a)	5,213,649	122,451
LSR Group OJSC GDR (Reg. S)	38,382	106,168
LUKOIL Oil Co. sponsored ADR (United Kingdom)	64,914	3,320,709
Magnit OJSC GDR (Reg. S)	38,827	2,130,150
Magnitogorsk Iron & Steel Works OJSC sponsored GDR (Reg. S)	27,478	102,077
Megafon OJSC GDR	14,278	242,181
MMC Norilsk Nickel OJSC ADR	66,940	1,260,985
Mobile TeleSystems OJSC sponsored ADR	66,987	809,203
Moscow Exchange MICEX-RTS OAO	198,295	296,422
NOVATEK OAO GDR (Reg. S)	15,496	1,500,407
Novolipetsk Steel OJSC GDR (Reg. S)	14,828	194,751
PhosAgro OJSC GDR (Reg. S)	13,637	166,234
Rosetti OAO (a)	2,996,145	30,595
Rosneft Oil Co. OJSC GDR (Reg. S)	164,052	809,467
Rostelecom sponsored ADR	24,448	229,432
RusHydro JSC sponsored ADR	191,172	230,022
Sberbank of Russia (a)	39,030	58,268
Sberbank of Russia sponsored ADR	360,597	2,140,240
Common Stocks - continued
	Shares	Value
Russia - continued
Severstal PAO GDR (Reg. S)	23,031	$ 255,310
Sistema JSFC sponsored GDR	19,297	144,964
Surgutneftegas OJSC sponsored ADR	106,271	769,700
Tatneft OAO sponsored ADR	32,705	1,121,851
Uralkali OJSC GDR (Reg. S)	27,936	410,880
VTB Bank OJSC sponsored GDR (Reg. S)	364,257	900,928
TOTAL RUSSIA		22,263,516
South Africa - 9.1%
Adcock Ingram Holdings Ltd. (a)	18,501	82,441
Aeci Ltd.	17,880	194,608
African Bank Investments Ltd. (a)	116,009	0
African Rainbow Minerals Ltd.	13,228	120,646
Alexander Forbes Group Holding (a)	80,000	66,239
Anglo American Platinum Ltd. (a)	8,418	231,497
AngloGold Ashanti Ltd. (a)	55,117	625,933
ArcelorMittal South Africa Ltd. (a)	18,506	30,708
Aspen Pharmacare Holdings Ltd.	41,678	1,268,251
Assore Ltd.	4,110	39,852
Attacq Ltd. (a)	74,504	156,069
AVI Ltd.	41,154	282,530
Barclays Africa Group Ltd.	45,008	721,036
Barloworld Ltd.	30,132	240,879
Bidvest Group Ltd.	44,536	1,208,017
Capital Property Fund	198,120	227,827
Capitec Bank Holdings Ltd.	6,832	321,607
Clicks Group Ltd.	32,718	251,073
Coronation Fund Managers Ltd.	38,595	295,231
DataTec Ltd.	24,412	126,818
Discovery Ltd.	45,544	505,659
Distell Group Ltd.	5,535	74,909
EOH Holdings Ltd.	14,018	190,304
Exxaro Resources Ltd.	16,858	137,797
FirstRand Ltd. (g)	424,845	2,029,542
Foschini Ltd.	24,969	369,826
Fountainhead Property Trust	59,453	49,926
Gold Fields Ltd.	105,755	488,262
Grindrod Ltd.	56,002	76,733
Growthpoint Properties Ltd. (g)	377,047	884,597
Harmony Gold Mining Co. Ltd. (a)	45,687	87,938
Hyprop Investments Ltd.	33,971	349,812
Illovo Sugar Ltd.	29,338	53,170
Common Stocks - continued
	Shares	Value
South Africa - continued
Impala Platinum Holdings Ltd. (a)	68,577	$ 380,463
Imperial Holdings Ltd.	22,961	385,036
Investec Ltd.	34,699	329,861
JSE Ltd.	10,658	119,228
Kumba Iron Ore Ltd.	7,367	99,182
Liberty Holdings Ltd.	13,277	185,044
Life Healthcare Group Holdings Ltd.	135,007	463,141
Massmart Holdings Ltd.	14,451	182,225
Mediclinic International Ltd.	59,914	635,289
MMI Holdings Ltd.	144,052	409,891
Mondi Ltd.	17,305	348,769
Mr Price Group Ltd.	32,241	689,308
MTN Group Ltd. (g)	243,190	4,885,776
Murray & Roberts Holdings Ltd.	52,226	57,730
Nampak Ltd.	79,028	283,328
Naspers Ltd. Class N (g)	49,974	7,859,859
Nedbank Group Ltd. (g)	29,358	633,691
Netcare Ltd.	203,139	711,552
Northam Platinum Ltd. (a)	43,976	180,506
Northam Platinum Ltd. rights 5/15/15 (a)	12,410	219
Oceana Group Ltd.	3,497	31,254
Omnia Holdings Ltd.	7,673	105,843
Pick 'n Pay Holdings Ltd.	33,275	72,025
Pick 'n Pay Stores Ltd.	27,514	132,063
Pioneer Foods Ltd.	16,790	262,726
Pretoria Portland Cement Co. Ltd.	60,248	86,197
PSG Group Ltd.	8,866	145,441
Redefine Properties Ltd.	513,203	520,267
Remgro Ltd.	66,442	1,478,382
Resilient Property Income Fund Ltd.	28,983	242,340
Reunert Ltd.	22,786	116,169
RMB Holdings Ltd.	96,164	579,753
Royal Bafokeng Holdings (Pty) Ltd. (a)	6,247	27,196
Sanlam Ltd.	240,842	1,558,273
Santam Ltd.	4,170	82,021
Sappi Ltd. (a)	74,993	307,631
Sasol Ltd. (g)	76,824	3,093,201
Shoprite Holdings Ltd.	59,584	852,470
Sibanye Gold Ltd.	95,113	225,732
Spar Group Ltd.	23,992	385,203
Standard Bank Group Ltd. (g)	168,086	2,466,980
Steinhoff International Holdings Ltd. (g)	292,233	1,856,633
Common Stocks - continued
	Shares	Value
South Africa - continued
Sun International Ltd.	12,563	$ 139,821
Telkom SA Ltd. (a)	41,121	283,444
Tiger Brands Ltd.	22,269	580,300
Tongaat Hulett Ltd.	14,085	156,855
Truworths International Ltd. (g)	60,079	437,957
Vodacom Group Ltd.	45,353	565,338
Wilson Bayly Holmes-Ovcon Ltd.	6,556	61,365
Woolworths Holdings Ltd.	121,677	915,627
TOTAL SOUTH AFRICA		48,398,342
Taiwan - 13.7%
Acer, Inc. (a)	401,994	263,831
Advanced Semiconductor Engineering, Inc.	842,940	1,195,394
Advantech Co. Ltd.	46,784	387,244
Asia Cement Corp.	322,153	408,135
ASUSTeK Computer, Inc.	98,000	1,041,566
AU Optronics Corp.	1,196,000	600,209
Capital Securities Corp.	270,195	100,134
Catcher Technology Co. Ltd.	98,000	1,151,962
Cathay Financial Holding Co. Ltd.	1,106,641	1,940,398
Cathay Real Estate Development Co. Ltd.	110,000	69,141
Chang Hwa Commercial Bank	473,293	289,762
Cheng Shin Rubber Industry Co. Ltd.	258,937	620,583
Cheng Uei Precision Industries Co. Ltd.	47,109	92,907
Chicony Electronics Co. Ltd.	76,485	221,019
China Airlines Ltd. (a)	284,043	151,176
China Development Finance Holding Corp.	2,055,800	859,212
China Motor Co. Ltd.	89,000	75,557
China Steel Corp.	1,690,204	1,421,105
Chinatrust Financial Holding Co. Ltd.	2,036,516	1,589,262
Chunghwa Telecom Co. Ltd.	522,000	1,684,645
Compal Electronics, Inc.	573,000	523,869
Delta Electronics, Inc.	284,000	1,715,536
E.SUN Financial Holdings Co. Ltd.	938,952	643,832
EPISTAR Corp.	135,000	211,585
Eternal Materials Co. Ltd.	100,160	114,465
EVA Airways Corp. (a)	244,575	192,859
Evergreen Marine Corp. (Taiwan) (a)	210,000	142,967
Far Eastern International Bank	213,348	78,718
Far Eastern Textile Ltd.	557,907	613,905
Far EasTone Telecommunications Co. Ltd.	221,000	527,496
Feng Hsin Iron & Steel Co.	52,000	70,972
Common Stocks - continued
	Shares	Value
Taiwan - continued
First Financial Holding Co. Ltd.	1,032,001	$ 650,350
Formosa Chemicals & Fibre Corp.	620,760	1,585,040
Formosa Petrochemical Corp.	260,000	670,672
Formosa Plastics Corp.	690,520	1,778,947
Formosa Taffeta Co. Ltd.	148,000	176,386
Foxconn Technology Co. Ltd.	140,325	400,915
Fubon Financial Holding Co. Ltd.	1,018,334	2,197,867
Giant Manufacturing Co. Ltd.	40,000	345,458
Hermes Microvision, Inc.	8,000	566,839
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,760,041	5,287,134
Hotai Motor Co. Ltd.	56,000	970,940
HTC Corp. (a)	108,000	446,092
Hua Nan Financial Holdings Co. Ltd.	992,698	610,996
Innolux Corp.	1,346,347	698,979
Inotera Memories, Inc. (a)	364,000	422,523
Inventec Corp.	422,865	299,620
Largan Precision Co. Ltd.	14,000	1,407,954
Lite-On Technology Corp.	296,010	375,014
Macronix International Co. Ltd. (a)	460,101	111,773
MediaTek, Inc.	203,292	2,621,966
Mega Financial Holding Co. Ltd.	1,430,098	1,274,789
Nan Ya Plastics Corp.	801,860	1,976,766
Nan Ya Printed Circuit Board Corp. (a)	27,000	48,224
Nanya Technology Corp. (a)	47,000	105,277
Novatek Microelectronics Corp.	76,000	399,530
Oriental Union Chemical Corp.	90,300	80,936
Pegatron Corp.	233,000	694,603
Pou Chen Corp.	367,000	515,880
President Chain Store Corp.	77,000	570,724
President Securities Corp.	117,500	70,402
Quanta Computer, Inc.	364,000	915,170
Realtek Semiconductor Corp.	59,401	186,198
Shin Kong Financial Holding Co. Ltd.	925,145	300,568
Siliconware Precision Industries Co. Ltd.	414,000	680,122
Sinopac Holdings Co.	1,204,338	546,604
Synnex Technology International Corp.	172,000	244,302
Taishin Financial Holdings Co. Ltd.	1,204,060	552,375
Taiwan Business Bank	491,937	162,234
Taiwan Cement Corp.	447,000	636,361
Taiwan Cooperative Financial Holding Co. Ltd.	1,023,753	553,226
Taiwan Fertilizer Co. Ltd.	103,000	189,682
Taiwan Glass Industry Corp.	160,475	115,276
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Mobile Co. Ltd.	229,900	$ 810,723
Taiwan Secom Co.	34,390	103,532
Taiwan Semiconductor Manufacturing Co. Ltd.	3,312,000	15,944,867
TECO Electric & Machinery Co. Ltd.	237,000	230,995
Ton Yi Industrial Corp.	82,000	64,795
Transcend Information, Inc.	36,000	138,706
U-Ming Marine Transport Corp.	49,000	73,678
Unified-President Enterprises Corp.	633,676	1,040,747
Unimicron Technology Corp.	162,000	96,800
United Microelectronics Corp.	1,643,000	787,192
Vanguard International Semiconductor Corp.	106,000	163,711
Walsin Lihwa Corp. (a)	402,000	118,791
Wan Hai Lines Ltd.	138,000	153,203
Wistron Corp.	327,831	279,918
Yang Ming Marine Transport Corp. (a)	177,900	93,231
Yuanta Financial Holding Co. Ltd.	1,369,184	798,013
Yuen Foong Yu Paper Manufacturing Co.	178,000	75,847
Yulon Motor Co. Ltd.	114,000	149,079
Yulon Nissan Motor Co. Ltd.	3,000	31,199
TOTAL TAIWAN		72,599,187
Thailand - 2.5%
Advanced Info Service PCL	7,800	56,805
Advanced Info Service PCL (For. Reg.)	161,100	1,173,236
Airports of Thailand PCL	4,600	40,479
Airports of Thailand PCL (For. Reg.)	57,400	505,113
Bangkok Bank PCL (For. Reg.)	67,100	377,698
Bangkok Dusit Medical Services PCL (For. Reg.)	410,200	251,435
Bangkok Life Assurance PCL	39,700	60,234
Banpu PCL (For. Reg.)	146,400	128,830
BEC World PCL (For. Reg.)	136,200	166,350
Berli Jucker PCL (For. Reg)	45,400	50,973
Big C Supercenter PCL	31,500	216,978
Big C Supercenter PCL (For. Reg.)	16,900	116,410
BTS Group Holdings PCL	756,600	212,367
C.P. ALL PCL (For. Reg.)	604,700	770,669
Central Pattana PCL	12,900	16,441
Central Pattana PCL (For. Reg.)	169,400	215,894
Charoen Pokphand Foods PCL (For. Reg.)	431,100	291,717
Delta Electronics PCL (For. Reg.)	69,200	175,336
Electricity Generating PCL (For. Reg.)	31,100	142,972
Glow Energy PCL (For. Reg.)	55,500	143,992
Common Stocks - continued
	Shares	Value
Thailand - continued
Home Product Center PCL	87,893	$ 19,203
Home Product Center PCL (For. Reg.)	456,012	99,629
Indorama Ventures PCL (For. Reg.)	179,900	134,836
Intouch Holdings PCL	64,000	149,537
Intouch Holdings PCL (For. Reg.)	145,700	340,431
IRPC PCL (For. Reg.)	1,305,600	182,241
Kasikornbank PCL (For. Reg.)	165,800	1,056,532
Krung Thai Bank PCL (For. Reg.)	511,770	310,587
Land & House PCL	171,500	49,699
Land & House PCL (For. Reg.)	246,300	71,375
Minor International PCL (For. Reg.)	219,780	220,080
PTT Exploration and Production PCL (For. Reg.)	189,739	673,630
PTT Global Chemical PCL	13,100	25,540
PTT Global Chemical PCL (For. Reg.)	207,039	403,649
PTT PCL (For. Reg.)	117,800	1,272,547
Ratchaburi Electric Generating Holding PCL (For. Reg.)	46,300	84,297
Siam Cement PCL (For. Reg.)	41,700	675,703
Siam City Cement PCL (For. Reg.)	10,100	112,478
Siam Commercial Bank PCL (For. Reg.)	214,600	1,035,394
Thai Airways International PCL (For. Reg.) (a)	82,000	31,352
Thai Oil PCL (For. Reg.)	107,900	191,538
Thai Union Frozen Products PCL (For. Reg.)	281,520	174,268
TMB PCL (For. Reg.)	3,225,500	254,477
Total Access Communication PCL	41,900	110,297
Total Access Communication PCL (For. Reg.)	52,200	137,410
True Corp. PCL (For. Reg.) (a)	1,074,548	397,800
TOTAL THAILAND		13,328,459
Turkey - 1.6%
Akbank T.A.S.	283,834	827,309
Akcansa Cimento A/S	5,053	31,101
Anadolu Efes Biracilik Ve Malt Sanayii A/S	26,702	224,798
Arcelik A/S	21,756	117,222
Aselsan A/S	11,566	60,370
Aygaz A/S	8,076	29,613
Bim Birlesik Magazalar A/S JSC	30,809	570,622
Coca-Cola Icecek Sanayi A/S	8,671	147,134
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	268,857	310,846
Enka Insaat ve Sanayi A/S	57,574	123,868
Eregli Demir ve Celik Fabrikalari T.A.S.	179,431	302,118
Ford Otomotiv Sanayi A/S	9,363	115,785
Haci Omer Sabanci Holding A/S	114,643	419,091
Common Stocks - continued
	Shares	Value
Turkey - continued
Koc Holding A/S	94,948	$ 449,410
Koza Altin Isletmeleri A/S	5,760	60,022
Migros Turk Ticaret A/S (a)	3,793	30,371
Pegasus Hava Tasimaciligi A/S (a)	5,398	53,322
Petkim Petrokimya Holding A/S	47,728	67,147
TAV Havalimanlari Holding A/S	18,886	166,063
Tofas Turk Otomobil Fabrikasi A/S	17,184	105,447
Tupras Turkiye Petrol Rafinelleri A/S	18,255	443,295
Turk Hava Yollari AO (a)	76,537	254,302
Turk Sise ve Cam Fabrikalari A/S	64,569	82,626
Turk Telekomunikasyon A/S	69,733	192,819
Turk Traktor ve Ziraat Makinalari A/S	1,655	49,478
Turkcell Iletisim Hizmet A/S	109,195	486,198
Turkiye Garanti Bankasi A/S	293,244	933,030
Turkiye Halk Bankasi A/S	92,491	468,927
Turkiye Is Bankasi A/S Series C	199,685	449,788
Turkiye Sinai Kalkinma Bankasi A/S	80,471	60,821
Turkiye Vakiflar Bankasi TAO	143,509	255,058
Ulker Biskuvi Sanayi A/S	18,992	145,322
Yapi ve Kredi Bankasi A/S	123,435	193,517
Yazicilar Holding A/S	5,696	51,044
TOTAL TURKEY		8,277,884
United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC (a)	245,952	500,214
Air Arabia PJSC (a)	334,343	149,287
Aldar Properties PJSC (a)	418,022	314,118
Arabtec Holding Co. (a)	300,873	242,471
Dana Gas PJSC (a)	443,391	61,566
Deyaar Development PJSC (a)	168,480	42,201
DP World Ltd.	22,774	525,624
Dubai Financial Market PJSC (a)	207,076	123,469
Dubai Investments Ltd. (a)	100,307	84,660
Dubai Islamic Bank Pakistan Ltd. (a)	151,842	287,731
Emaar Malls Group PJSC (a)	277,167	242,987
Emaar Properties PJSC	480,605	1,078,203
First Gulf Bank PJSC	155,442	645,391
Orascom Construction Ltd. (a)	5,000	66,500
Union National Bank (a)	147,139	274,412
Common Stocks - continued
	Shares	Value
United Arab Emirates - continued
Union Properties Ltd. (a)	104,643	$ 43,305
Waha Capital PJSC (a)	123,002	87,070
TOTAL UNITED ARAB EMIRATES		4,769,209
TOTAL COMMON STOCKS (Cost $451,766,765)		496,046,206
Nonconvertible Preferred Stocks - 3.9%

Brazil - 3.4%
AES Tiete SA (PN) (non-vtg.)	9,400	53,974
Banco Bradesco SA (PN)	351,868	3,755,812
Bradespar SA (PN)	27,000	107,984
Braskem SA (PN-A)	19,400	81,130
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	24,800	72,846
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	20,200	683,848
Companhia de Gas de Sao Paulo	1,700	29,605
Companhia de Transmissao de Energia Eletrica Paulista (PN)	4,299	60,641
Companhia Energetica de Minas Gerais (CEMIG) (PN)	87,795	423,976
Companhia Energetica de Sao Paulo Series B	23,900	150,716
Companhia Paranaense de Energia-Copel (PN-B)	10,900	122,677
Gerdau SA (PN)	113,700	379,258
Itau Unibanco Holding SA	384,531	4,917,433
Itausa-Investimentos Itau SA (PN)	439,022	1,546,001
Lojas Americanas SA (PN)	65,370	363,848
Metalurgica Gerdau SA (PN)	39,100	127,697
Oi SA (PN) (a)	39,690	74,428
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	600,300	2,600,081
Suzano Papel e Celulose SA	38,200	191,447
Telefonica Brasil SA	41,300	685,375
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	39,200	77,673
Vale SA (PN-A)	264,100	1,590,937
TOTAL BRAZIL		18,097,387
Chile - 0.1%
Embotelladora Andina SA Class B	27,519	87,684
Sociedad Quimica y Minera de Chile SA (PN-B)	12,549	273,897
TOTAL CHILE		361,581
Colombia - 0.2%
Bancolombia SA (PN)	63,265	692,144
Nonconvertible Preferred Stocks - continued
	Shares	Value
Colombia - continued
Grupo Aval Acciones y Valores SA	506,876	$ 257,481
Grupo de Inversiones Suramerica SA	14,926	222,449
TOTAL COLOMBIA		1,172,074
Russia - 0.2%
AK Transneft OAO (a)	218	513,449
Surgutneftegas OJSC (a)	1,004,680	757,404
TOTAL RUSSIA		1,270,853
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $27,151,405)		20,901,895
Nonconvertible Bonds - 0.0%
		Principal Amount (d)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	52,778
Government Obligations - 0.2%

United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (h) (Cost $998,415)		$ 1,000,000	998,876
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	8,118,954	8,118,954
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	3,972,191	3,972,191
TOTAL MONEY MARKET FUNDS (Cost $12,091,145)		12,091,145
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $492,060,639)		530,090,900
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(766,820)
NET ASSETS - 100%		$ 529,324,080
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
235 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2015	$ 12,204,725	$ 673,236

The face value of futures purchased as a percentage of net assets is 2.3%
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $148,303 or 0.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $431,514.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,656
Fidelity Securities Lending Cash Central Fund	83,475
Total	$ 90,131
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 40,030,318	$ 38,475,189	$ 1,555,129	$ -
Consumer Staples	39,611,730	37,481,580	2,130,150	-
Energy	51,314,299	24,487,901	26,826,398	-
Financials	162,374,387	138,518,283	23,776,824	79,280
Health Care	13,370,364	12,494,929	608,009	267,426
Industrials	36,126,907	35,597,584	480,288	49,035
Information Technology	72,499,899	33,428,164	39,071,735	-
Materials	39,607,540	34,290,050	4,938,219	379,271
Telecommunication Services	41,511,974	24,808,112	16,703,862	-
Utilities	20,500,683	19,222,756	1,277,927	-
Corporate Bonds	52,778	-	52,778	-
Government Obligations	998,876	-	998,876	-
Money Market Funds	12,091,145	12,091,145	-	-
Total Investments in Securities:	$ 530,090,900	$ 410,895,693	$ 118,420,195	$ 775,012
Derivative Instruments:
Assets
Futures Contracts	$ 673,236	$ 673,236	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 16,300,749
Level 2 to Level 1	$ 150,503,652
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 673,236	$ -
Total Value of Derivatives	$ 673,236	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,703,737) - See accompanying schedule: Unaffiliated issuers (cost $479,969,494)	$ 517,999,755
Fidelity Central Funds (cost $12,091,145)	12,091,145
Total Investments (cost $492,060,639)		$ 530,090,900
Foreign currency held at value (cost $2,326,200)		2,306,616
Receivable for fund shares sold		1,688,084
Dividends receivable		579,274
Interest receivable		36
Distributions receivable from Fidelity Central Funds		24,155
Receivable from investment adviser for expense reductions		64,057
Other receivables		2,939
Total assets		534,756,061

Liabilities
Payable to custodian bank	$ 4,814
Payable for investments purchased on a delayed delivery basis	549,801
Payable for fund shares redeemed	409,818
Accrued management fee	106,477
Payable for daily variation margin for derivative instruments	180,752
Other affiliated payables	42,420
Other payables and accrued expenses	165,708
Collateral on securities loaned, at value	3,972,191
Total liabilities		5,431,981

Net Assets		$ 529,324,080
Net Assets consist of:
Paid in capital		$ 501,737,279
Undistributed net investment income		2,027,002
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,943,417)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,503,216
Net Assets		$ 529,324,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($22,766,930 ÷ 2,202,539 shares)	$ 10.34

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($467,968,001 ÷ 45,258,239 shares)	$ 10.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,413,233 ÷ 3,711,181 shares)	$ 10.35

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($175,916 ÷ 16,999 shares)	$ 10.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 3,462,089
Interest		545
Income from Fidelity Central Funds		90,131
Income before foreign taxes withheld		3,552,765
Less foreign taxes withheld		(287,140)
Total income		3,265,625

Expenses
Management fee	$ 520,591
Transfer agent fees	208,197
Independent trustees' compensation	792
Miscellaneous	306
Total expenses before reductions	729,886
Expense reductions	(313,326)	416,560
Net investment income (loss)		2,849,065
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $939)	(1,150,521)
Foreign currency transactions	(291,983)
Futures contracts	942,996
Total net realized gain (loss)		(499,508)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $121,151)	21,061,687
Assets and liabilities in foreign currencies	(27,842)
Futures contracts	385,663
Total change in net unrealized appreciation (depreciation)		21,419,508
Net gain (loss)		20,920,000
Net increase (decrease) in net assets resulting from operations		$ 23,769,065

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,849,065	$ 7,037,371
Net realized gain (loss)	(499,508)	(3,367,454)
Change in net unrealized appreciation (depreciation)	21,419,508	5,591,718
Net increase (decrease) in net assets resulting from operations	23,769,065	9,261,635
Distributions to shareholders from net investment income	(6,840,222)	(4,624,751)
Share transactions - net increase (decrease)	150,508,058	128,951,374
Redemption fees	44,842	77,190
Total increase (decrease) in net assets	167,481,743	133,665,448

Net Assets
Beginning of period	361,842,337	228,176,889
End of period (including undistributed net investment income of $2,027,002 and undistributed net investment income of $6,018,159, respectively)	$ 529,324,080	$ 361,842,337

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 10.04	$ 9.76	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.25	.26	.27	.02
Net realized and unrealized gain (loss)	.29	.06	.19	(.06)	(.48)
Total from investment operations	.35	.31	.45	.21	(.46)
Distributions from net investment income	(.17)	(.19)	(.12)	-	-
Distributions from net realized gain	-	-	(.06)	(.03)	-
Total distributions	(.17)	(.19)	(.19) K	(.03)	-
Redemption fees added to paid in capital D	- J	- J	.02	.04	- J
Net asset value, end of period	$ 10.34	$ 10.16	$ 10.04	$ 9.76	$ 9.54
Total ReturnB, C	3.67%	3.18%	4.78%	2.68%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.46%A	.46%	.46%	.46%	.46%A
Expenses net of fee waivers, if any	.31%A	.31%	.32%	.33%	.33%A
Expenses net of all reductions	.31%A	.31%	.32%	.33%	.33%A
Net investment income (loss)	1.26%A	2.50%	2.56%	2.80%	1.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,767	$ 16,792	$ 10,259	$ 44,554	$ 14,188
Portfolio turnover rateF	1% A	8%	33%	62%	-%G, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 10.05	$ 9.77	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.26	.26	.28	.02
Net realized and unrealized gain (loss)	.28	.06	.21	(.06)	(.48)
Total from investment operations	.35	.32	.47	.22	(.46)
Distributions from net investment income	(.18)	(.20)	(.14)	-	-
Distributions from net realized gain	-	-	(.06)	(.03)	-
Total distributions	(.18)	(.20)	(.20)	(.03)	-
Redemption fees added to paid in capital D	- J	- J	.01	.04	- J
Net asset value, end of period	$ 10.34	$ 10.17	$ 10.05	$ 9.77	$ 9.54
Total ReturnB, C	3.69%	3.30%	4.93%	2.78%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.35%A	.35%	.35%	.35%	.35%A
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.22%	.22%A
Expenses net of all reductions	.20%A	.20%	.20%	.22%	.22%A
Net investment income (loss)	1.37%A	2.61%	2.68%	2.91%	1.87%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 467,968	$ 323,342	$ 210,071	$ 51,728	$ 10,517
Portfolio turnover rateF	1% A	8%	33%	62%	-%G, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.06	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.26	.27	.28	.03
Net realized and unrealized gain (loss)	.29	.06	.20	(.04)	(.49)
Total from investment operations	.36	.32	.47	.24	(.46)
Distributions from net investment income	(.19)	(.20)	(.15)	-	-
Distributions from net realized gain	-	-	(.06)	(.03)	-
Total distributions	(.19)	(.20)	(.21)	(.03)	-
Redemption fees added to paid in capital D	- J	- J	.01	.04	- J
Net asset value, end of period	$ 10.35	$ 10.18	$ 10.06	$ 9.79	$ 9.54
Total ReturnB, C	3.76%	3.37%	4.91%	2.99%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.28%A	.28%	.28%	.28%	.28%A
Expenses net of fee waivers, if any	.13%A	.13%	.13%	.15%	.15%A
Expenses net of all reductions	.13%A	.13%	.13%	.15%	.15%A
Net investment income (loss)	1.44%A	2.68%	2.74%	2.99%	1.93%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,413	$ 21,598	$ 474	$ 517	$ 4,771
Portfolio turnover rateF	1% A	8%	33%	62%	-%G, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.06	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.27	.26	.28	.03
Net realized and unrealized gain (loss)	.29	.06	.21	(.04)	(.49)
Total from investment operations	.36	.33	.47	.24	(.46)
Distributions from net investment income	(.19)	(.21)	(.15)	-	-
Distributions from net realized gain	-	-	(.06)	(.03)	-
Total distributions	(.19)	(.21)	(.21)	(.03)	-
Redemption fees added to paid in capital D	- J	- J	.01	.04	- J
Net asset value, end of period	$ 10.35	$ 10.18	$ 10.06	$ 9.79	$ 9.54
Total ReturnB, C	3.79%	3.40%	4.95%	2.99%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.25%A	.25%	.24%	.25%	.25%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.12%	.12%A
Expenses net of all reductions	.10%A	.10%	.10%	.12%	.12%A
Net investment income (loss)	1.47%A	2.71%	2.78%	3.02%	1.96%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 176	$ 111	$ 7,372	$ 80	$ 4,771
Portfolio turnover rateF	1% A	8%	33%	62%	-%G, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.3	1.2
Novartis AG (Switzerland, Pharmaceuticals)	1.2	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.0	1.1
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.0	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.0	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.8	0.7
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.7	0.7
Sanofi SA (France, Pharmaceuticals)	0.6	0.6
Bayer AG (Germany, Pharmaceuticals)	0.6	0.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.6	0.6
	8.8
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.1	26.5
Consumer Discretionary	11.6	9.4
Industrials	9.2	9.5
Consumer Staples	9.1	8.6
Health Care	8.6	8.3
Materials	7.3	7.2
Information Technology	7.3	7.0
Energy	7.2	8.3
Telecommunication Services	5.3	5.2
Utilities	3.5	3.3
Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Japan 15.3%
United Kingdom 13.0%
Canada 7.0%
France 6.4%
Switzerland 6.3%
Germany 6.2%
Australia 4.9%
Korea (South) 3.2%
Hong Kong 3.0%
Other* 34.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2014
Japan 14.1%
United Kingdom 12.9%
Canada 7.4%
Switzerland 6.1%
France 6.0%
Germany 5.7%
Australia 5.3%
Korea (South) 2.9%
Hong Kong 2.7%
Other* 36.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).

Semiannual Report

Spartan Global ex U.S. Index Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 4.9%
AGL Energy Ltd.	31,244	$ 375,572
ALS Ltd.	17,797	74,221
Alumina Ltd.	110,110	134,624
Amcor Ltd.	55,550	594,772
AMP Ltd.	135,219	689,116
APA Group unit	51,183	388,835
Asciano Ltd.	45,502	238,013
ASX Ltd.	8,917	297,430
Aurizon Holdings Ltd.	97,832	375,484
Australia & New Zealand Banking Group Ltd.	126,256	3,396,032
Bank of Queensland Ltd.	16,115	166,039
Bendigo & Adelaide Bank Ltd.	19,839	189,808
BHP Billiton Ltd.	146,834	3,749,608
Boral Ltd.	35,892	179,792
Brambles Ltd.	70,547	604,610
Caltex Australia Ltd.	12,048	337,796
Cimic Group Ltd.	5,064	84,516
Coca-Cola Amatil Ltd.	26,616	216,313
Cochlear Ltd.	2,602	172,202
Commonwealth Bank of Australia	74,245	5,221,449
Computershare Ltd.	21,591	210,329
Crown Ltd.	17,045	175,486
CSL Ltd.	21,708	1,562,911
DEXUS Property Group unit	41,094	239,996
Federation Centres unit	66,922	156,228
Flight Centre Travel Group Ltd.	2,316	79,597
Fortescue Metals Group Ltd. (e)	75,863	130,274
Goodman Group unit	78,742	389,453
Harvey Norman Holdings Ltd.	27,563	95,973
Healthscope Ltd.	48,978	110,075
Iluka Resources Ltd.	18,726	120,922
Incitec Pivot Ltd.	76,686	242,135
Insurance Australia Group Ltd.	106,715	490,648
Lend Lease Group unit	24,686	313,541
Macquarie Group Ltd.	13,212	815,201
Medibank Private Ltd. (a)	128,806	225,267
Mirvac Group unit	168,311	267,718
National Australia Bank Ltd.	108,423	3,154,886
Newcrest Mining Ltd. (a)	35,162	394,148
Novion Property Group unit	93,242	182,254
Orica Ltd.	16,843	269,240
Origin Energy Ltd.	50,975	513,920
Common Stocks - continued
	Shares	Value
Australia - continued
Platinum Asset Management Ltd.	10,000	$ 59,826
Qantas Airways Ltd. (a)	33,760	90,567
QBE Insurance Group Ltd.	62,466	677,225
Ramsay Health Care Ltd.	5,847	289,605
realestate.com.au Ltd.	2,477	92,579
Rio Tinto Ltd.	19,860	898,181
Santos Ltd.	44,988	295,490
Scentre Group unit	244,222	722,811
SEEK Ltd.	14,454	185,870
Sonic Healthcare Ltd.	17,642	277,405
SP AusNet unit	85,219	99,471
Stockland Corp. Ltd. unit	106,562	374,416
Suncorp Group Ltd.	58,561	607,779
Sydney Airport unit	50,485	215,338
Tabcorp Holdings Ltd.	38,818	149,600
Tatts Group Ltd.	65,718	210,104
Telstra Corp. Ltd.	196,628	969,398
The GPT Group unit	77,481	274,076
Toll Holdings Ltd.	30,820	219,017
TPG Telecom Ltd.	11,850	83,835
Transurban Group unit	82,241	645,608
Treasury Wine Estates Ltd.	30,812	135,814
Wesfarmers Ltd.	51,383	1,777,333
Westfield Corp. unit	90,663	678,001
Westpac Banking Corp.	142,374	4,090,500
Woodside Petroleum Ltd.	33,807	937,699
Woolworths Ltd.	57,734	1,346,876
WorleyParsons Ltd.	9,968	90,320
TOTAL AUSTRALIA		44,121,178
Austria - 0.1%
Andritz AG	3,281	192,092
Erste Group Bank AG	12,767	360,459
IMMOFINANZ Immobilien Anlagen AG (a)	45,855	137,943
OMV AG	6,899	229,624
Raiffeisen International Bank-Holding AG	5,467	90,754
Vienna Insurance Group AG	1,598	63,592
Voestalpine AG	4,913	205,698
TOTAL AUSTRIA		1,280,162
Bailiwick of Jersey - 0.9%
Experian PLC	45,317	809,374
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - continued
Glencore Xstrata PLC	508,420	$ 2,415,286
Petrofac Ltd.	11,682	155,923
Randgold Resources Ltd.	3,948	300,446
Shire PLC	26,971	2,191,761
Wolseley PLC	11,925	705,297
WPP PLC	60,239	1,404,864
TOTAL BAILIWICK OF JERSEY		7,982,951
Belgium - 0.9%
Ageas	10,167	381,997
Anheuser-Busch InBev SA NV	36,800	4,480,339
Belgacom SA	6,813	253,749
Colruyt NV	3,169	149,775
Delhaize Group SA	4,662	375,293
Groupe Bruxelles Lambert SA	3,668	321,984
KBC Groep NV	11,448	753,202
Solvay SA Class A	2,661	391,819
Telenet Group Holding NV (a)	2,496	149,998
UCB SA	5,778	416,206
Umicore SA	4,461	221,742
TOTAL BELGIUM		7,896,104
Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)	112,000	173,407
Alibaba Pictures Group Ltd. (a)(e)	250,000	123,540
Beijing Enterprises Water Group Ltd.	200,000	173,149
Brilliance China Automotive Holdings Ltd.	140,000	263,723
Cheung Kong Infrastructure Holdings Ltd.	28,000	237,712
China Gas Holdings Ltd.	96,000	170,187
China Resources Gas Group Ltd.	38,000	132,378
Cosco Pacific Ltd.	72,707	114,259
Credicorp Ltd. (United States)	3,062	467,108
First Pacific Co. Ltd.	98,852	95,912
GOME Electrical Appliances Holdings Ltd.	527,104	135,337
Haier Electronics Group Co. Ltd.	53,000	152,834
Hanergy Thin Film Power Group Ltd. (e)	576,000	536,571
Kerry Properties Ltd.	29,500	120,656
Kunlun Energy Co. Ltd.	142,000	169,105
Li & Fung Ltd.	272,000	277,596
Nine Dragons Paper (Holdings) Ltd. (a)	67,000	54,893
Noble Group Ltd.	208,331	136,190
NWS Holdings Ltd.	72,580	123,611
Common Stocks - continued
	Shares	Value
Bermuda - continued
Seadrill Ltd.	18,041	$ 229,941
Shangri-La Asia Ltd.	52,000	79,169
Sihuan Pharmaceutical Holdings Group Ltd.	161,000	91,608
Yue Yuen Industrial (Holdings) Ltd.	32,000	121,798
TOTAL BERMUDA		4,180,684
Brazil - 1.0%
Ambev SA	214,900	1,350,904
B2W Companhia Global do Varejo (a)	5,500	49,963
Banco Bradesco SA	36,340	362,321
Banco do Brasil SA	39,200	346,340
Banco Santander SA (Brasil) unit	34,900	188,461
BB Seguridade Participacoes SA	31,500	368,534
BM&F BOVESPA SA	82,900	341,456
BR Malls Participacoes SA	18,300	99,610
Brasil Foods SA	29,700	634,820
CCR SA	40,900	225,341
Centrais Eletricas Brasileiras SA (Electrobras)	10,800	26,167
Cetip SA - Mercados Organizado	9,704	111,277
Cielo SA	38,236	532,242
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	15,600	92,162
Companhia Siderurgica Nacional SA (CSN)	35,700	95,620
Cosan SA Industria e Comercio	5,800	56,788
CPFL Energia SA	10,009	66,008
Cyrela Brazil Realty SA	9,300	36,207
Drogasil SA	9,900	112,375
Duratex SA	17,444	49,154
Ecorodovias Infraestrutura e Logistica SA	8,100	23,846
Embraer SA	31,000	241,790
Energias do Brasil SA	10,900	41,423
Estacio Participacoes SA	14,400	86,985
Fibria Celulose SA (a)	11,900	166,871
Hypermarcas SA (a)	16,100	106,231
JBS SA	33,000	170,205
Klabin SA unit	20,400	125,124
Kroton Educacional SA	64,752	236,404
Localiza Rent A Car SA	7,480	87,190
Lojas Americanas SA	7,875	34,501
Lojas Renner SA	5,400	188,277
M. Dias Branco SA	1,600	45,956
Multiplan Empreendimentos Imobiliarios SA	3,800	66,845
Common Stocks - continued
	Shares	Value
Brazil - continued
Natura Cosmeticos SA	6,900	$ 65,955
Odontoprev SA	12,000	41,819
Petroleo Brasileiro SA - Petrobras (ON)	137,800	651,737
Porto Seguro SA	4,700	58,794
Qualicorp SA (a)	10,300	84,781
Souza Cruz SA	17,700	161,553
Sul America SA unit	6,553	30,884
Terna Participacoes SA unit	2,800	18,428
TIM Participacoes SA	38,100	122,028
Totvs SA	6,100	70,476
Tractebel Energia SA (a)	8,100	95,976
Ultrapar Participacoes SA	16,300	375,128
Vale SA	58,000	436,018
Via Varejo SA unit (a)	5,800	36,383
Weg SA	26,600	141,698
TOTAL BRAZIL		9,159,056
Canada - 6.8%
Agnico Eagle Mines Ltd. (Canada)	9,443	285,834
Agrium, Inc.	6,589	682,656
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	19,100	731,072
AltaGas Ltd.	5,982	203,284
ARC Resources Ltd.	14,590	298,572
ATCO Ltd. Class I (non-vtg.)	3,589	136,034
Bank of Montreal	29,539	1,929,767
Bank of Nova Scotia	55,649	3,068,651
Barrick Gold Corp.	53,425	694,326
Baytex Energy Corp.	9,301	181,703
BCE, Inc.	6,584	290,264
BlackBerry Ltd. (a)	23,431	237,903
Bombardier, Inc. Class B (sub. vtg.)	66,760	135,014
Brookfield Asset Management, Inc. Class A	25,882	1,393,745
CAE, Inc.	12,347	153,199
Cameco Corp.	18,374	323,163
Canadian Imperial Bank of Commerce	18,137	1,456,372
Canadian National Railway Co.	37,264	2,406,022
Canadian Natural Resources Ltd.	49,829	1,655,735
Canadian Oil Sands Ltd.	22,675	246,390
Canadian Pacific Railway Ltd.	7,815	1,490,000
Canadian Tire Ltd. Class A (non-vtg.)	3,326	352,283
Canadian Utilities Ltd. Class A (non-vtg.)	5,634	183,052
Catamaran Corp. (a)	9,419	559,285
Common Stocks - continued
	Shares	Value
Canada - continued
Cenovus Energy, Inc.	37,716	$ 710,555
CGI Group, Inc. Class A (sub. vtg.) (a)	10,327	434,650
CI Financial Corp.	10,358	304,430
Constellation Software, Inc.	817	320,299
Constellation Software, Inc. rights 9/15/15 (a)	817	244
Crescent Point Energy Corp.	19,507	509,462
Dollarama, Inc.	5,771	331,384
Eldorado Gold Corp.	31,613	157,475
Empire Co. Ltd. Class A (non-vtg.)	2,576	186,117
Enbridge, Inc.	38,801	2,028,008
Encana Corp.	37,673	534,885
Enerplus Corp.	10,050	127,114
Fairfax Financial Holdings Ltd. (sub. vtg.)	962	525,452
Finning International, Inc.	7,892	161,699
First Capital Realty, Inc.	4,208	69,755
First Quantum Minerals Ltd.	27,341	418,783
Fortis, Inc.	12,517	407,412
Franco-Nevada Corp.	7,162	371,842
George Weston Ltd.	2,353	194,364
Gildan Activewear, Inc.	10,426	330,452
Goldcorp, Inc.	37,277	701,667
Great-West Lifeco, Inc.	13,740	421,481
H&R REIT/H&R Finance Trust	6,341	121,669
Husky Energy, Inc.	15,714	351,400
IGM Financial, Inc.	4,468	168,980
Imperial Oil Ltd.	13,594	599,195
Industrial Alliance Insurance and Financial Services, Inc.	4,732	172,219
Intact Financial Corp.	5,983	460,837
Inter Pipeline Ltd.	15,024	393,501
Jean Coutu Group, Inc. Class A (sub. vtg.)	3,500	68,114
Keyera Corp.	7,759	273,125
Kinross Gold Corp. (a)	51,520	125,117
Loblaw Companies Ltd.	10,444	530,900
Magna International, Inc. Class A (sub. vtg.)	18,953	955,112
Manulife Financial Corp.	90,087	1,639,710
MEG Energy Corp. (a)	7,228	139,408
Methanex Corp.	4,121	248,011
Metro, Inc. Class A (sub. vtg.)	11,574	334,605
National Bank of Canada	14,883	601,364
New Gold, Inc. (a)	25,079	84,186
Onex Corp. (sub. vtg.)	4,004	241,103
Open Text Corp.	5,635	284,716
Common Stocks - continued
	Shares	Value
Canada - continued
Paramount Resources Ltd. Class A (a)	2,858	$ 84,544
Pembina Pipeline Corp.	15,564	541,676
Peyto Exploration & Development Corp.	6,852	199,171
Potash Corp. of Saskatchewan, Inc.	37,893	1,237,451
Power Corp. of Canada (sub. vtg.)	17,094	469,678
Power Financial Corp.	11,421	353,280
PrairieSky Royalty Ltd.	5,790	158,991
Restaurant Brands International, Inc.	8,526	347,895
Restaurant Brands International, Inc.	304	12,397
RioCan (REIT)	7,207	178,368
Rogers Communications, Inc. Class B (non-vtg.)	16,583	592,397
Royal Bank of Canada	65,986	4,381,383
Saputo, Inc.	11,437	338,892
Shaw Communications, Inc. Class B	17,742	405,573
Silver Wheaton Corp.	18,507	365,078
SNC-Lavalin Group, Inc.	7,139	257,395
Sun Life Financial, Inc.	27,989	895,694
Suncor Energy, Inc.	66,273	2,158,198
Talisman Energy, Inc.	47,925	382,526
Teck Resources Ltd. Class B (sub. vtg.)	25,562	387,508
TELUS Corp.	9,216	318,760
The Toronto-Dominion Bank	84,269	3,890,413
Thomson Reuters Corp.	16,536	679,395
Tourmaline Oil Corp. (a)	7,744	267,269
TransAlta Corp.	12,414	123,471
TransCanada Corp.	32,362	1,502,090
Turquoise Hill Resources Ltd. (a)	37,999	159,366
Valeant Pharmaceuticals International (Canada) (a)	14,585	3,162,763
Vermilion Energy, Inc.	5,002	240,793
West Fraser Timber Co. Ltd.	3,067	157,811
Yamana Gold, Inc.	41,292	157,775
TOTAL CANADA		60,543,129
Cayman Islands - 1.4%
AAC Technology Holdings, Inc.	33,000	175,207
Anta Sports Products Ltd.	47,000	103,575
ASM Pacific Technology Ltd.	11,400	127,671
Belle International Holdings Ltd.	216,000	277,854
Chailease Holding Co. Ltd.	39,900	109,567
China Huishan Dairy Hld Co. Ltd.	261,000	55,901
China Medical System Holdings Ltd.	52,000	91,916
China Mengniu Dairy Co. Ltd.	61,000	308,914
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Resources Cement Holdings Ltd.	78,198	$ 49,942
China Resources Land Ltd.	104,634	381,381
China State Construction International Holdings Ltd.	82,000	158,487
CK Hutchison Holdings Ltd.	63,500	1,380,515
Country Garden Holdings Co. Ltd.	253,644	137,449
ENN Energy Holdings Ltd.	36,000	260,111
Evergrande Real Estate Group Ltd.	266,000	252,253
GCL-Poly Energy Holdings Ltd. (a)	462,000	140,080
Geely Automobile Holdings Ltd.	230,000	129,978
Haitian International Holdings Ltd.	26,000	64,811
Hengan International Group Co. Ltd.	33,500	414,074
Kingboard Chemical Holdings Ltd.	31,400	57,367
Kingsoft Corp. Ltd. (e)	31,000	121,791
Lee & Man Paper Manufacturing Ltd.	47,000	26,743
Longfor Properties Co. Ltd.	68,500	119,314
MGM China Holdings Ltd.	43,600	82,693
New World China Land Ltd.	128,000	87,034
Sands China Ltd.	109,200	447,336
Semiconductor Manufacturing International Corp. (a)	1,128,000	124,313
Shenzhou International Group Holdings Ltd.	26,000	122,611
Shimao Property Holdings Ltd.	66,500	157,529
Shui On Land Ltd.	193,003	62,504
Sino Biopharmaceutical Ltd.	136,000	155,819
SOHO China Ltd.	75,500	57,376
Tencent Holdings Ltd.	235,600	4,862,520
Tingyi (Cayman Islands) Holding Corp.	94,000	198,659
TPK Holding Co. Ltd.	11,295	70,442
Uni-President China Holdings Ltd.	60,605	49,028
Want Want China Holdings Ltd.	276,000	303,044
WH Group Ltd. (a)	172,000	120,281
Wynn Macau Ltd.	73,600	149,848
Zhen Ding Technology Holding Ltd.	11,302	39,487
TOTAL CAYMAN ISLANDS		12,035,425
Chile - 0.3%
AES Gener SA	106,039	61,891
Aguas Andinas SA	131,818	77,597
Banco de Chile	1,055,249	122,320
Banco de Credito e Inversiones	1,647	82,128
Banco Santander Chile	2,903,830	155,244
Cencosud SA	56,743	147,041
Colbun SA	332,671	100,429
Common Stocks - continued
	Shares	Value
Chile - continued
Compania Cervecerias Unidas SA	7,485	$ 80,566
Compania de Petroleos de Chile SA (COPEC)	20,560	236,743
CorpBanca SA	6,508,157	73,727
Empresa Nacional de Electricidad SA	144,143	221,758
Empresa Nacional de Telecomunicaciones SA (ENTEL)	5,791	65,281
Empresas CMPC SA	59,673	169,551
Enersis SA	900,328	313,529
LATAM Airlines Group SA (a)	14,275	137,207
S.A.C.I. Falabella	44,675	349,848
Sonda SA	20,000	47,249
Vina Concha y Toro SA	22,404	45,625
TOTAL CHILE		2,487,734
China - 2.9%
Agricultural Bank of China Ltd. (H Shares)	983,000	555,514
Air China Ltd. (H Shares)	82,000	99,028
Aluminum Corp. of China Ltd. (H Shares) (a)	180,000	116,137
Anhui Conch Cement Co. Ltd. (H Shares)	58,000	235,725
AviChina Industry & Technology Co. Ltd. (H Shares)	92,000	104,695
Bank Communications Co. Ltd. (H Shares)	393,000	404,127
Bank of China Ltd. (H Shares)	3,633,000	2,498,389
BBMG Corp. (H Shares)	57,000	70,749
Beijing Capital International Airport Co. Ltd. (H Shares)	72,000	76,826
BYD Co. Ltd. (H Shares) (e)	28,500	173,378
CGN Power Co. Ltd.	250,000	140,635
China Cinda Asset Management Co. Ltd. (H Shares) (a)	247,000	147,233
China CITIC Bank Corp. Ltd. (H Shares)	375,000	341,105
China CNR Corp. Ltd. (H Shares) (a)	84,500	173,349
China Coal Energy Co. Ltd. (H Shares) (e)	195,000	128,565
China Communications Construction Co. Ltd. (H Shares)	202,000	369,569
China Communications Services Corp. Ltd. (H Shares)	110,000	62,163
China Construction Bank Corp. (H Shares)	3,297,000	3,211,688
China Cosco Holdings Co. Ltd. (H Shares) (a)	117,000	108,085
China Everbright Bank Co. Ltd. (H Shares)	137,000	93,153
China Galaxy Securities Co. Ltd. (H Shares) (e)	70,000	115,063
China International Marine Containers (Group) Ltd. (H Shares)	26,400	71,360
China Life Insurance Co. Ltd. (H Shares)	340,000	1,650,117
China Longyuan Power Grid Corp. Ltd. (H Shares)	144,000	179,476
China Merchants Bank Co. Ltd. (H Shares)	209,251	633,108
China Minsheng Banking Corp. Ltd. (H Shares)	284,500	417,726
China National Building Materials Co. Ltd. (H Shares)	136,000	165,645
China Oilfield Services Ltd. (H Shares)	78,000	161,021
Common Stocks - continued
	Shares	Value
China - continued
China Pacific Insurance Group Co. Ltd. (H Shares)	121,800	$ 664,745
China Petroleum & Chemical Corp. (H Shares)	1,164,000	1,098,544
China Railway Construction Corp. Ltd. (H Shares)	88,000	176,215
China Railway Group Ltd. (H Shares)	187,000	263,470
China Shenhua Energy Co. Ltd. (H Shares)	152,500	396,472
China Shipping Container Lines Co. Ltd. (H Shares) (a)	183,000	103,653
China Telecom Corp. Ltd. (H Shares)	628,000	467,523
China Vanke Co. Ltd. (H Shares) (a)	61,100	162,790
Chongqing Changan Automobile Co. Ltd. (B Shares)	34,300	112,408
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	114,000	102,078
CITIC Securities Co. Ltd. (H Shares)	48,500	215,888
CSR Corp. Ltd. (H Shares) (e)	94,000	181,923
Datang International Power Generation Co. Ltd. (H Shares)	128,000	75,308
Dongfeng Motor Group Co. Ltd. (H Shares)	120,000	200,347
Great Wall Motor Co. Ltd. (H Shares)	47,500	362,507
Guangzhou Automobile Group Co. Ltd. (H Shares)	102,000	111,205
Guangzhou R&F Properties Co. Ltd. (H Shares)	39,600	50,684
Haitong Securities Co. Ltd. (H Shares)	61,200	200,959
Huadian Power International Corp. Ltd. (H Shares)	72,000	79,798
Huaneng Power International, Inc. (H Shares)	162,000	229,751
Industrial & Commercial Bank of China Ltd. (H Shares)	3,374,000	2,926,813
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	48,400	73,665
Jiangsu Expressway Co. Ltd. (H Shares)	50,000	68,898
Jiangxi Copper Co. Ltd. (H Shares)	57,000	118,257
New China Life Insurance Co. Ltd. (H Shares)	33,100	205,633
People's Insurance Co. of China Group (H Shares)	300,000	208,630
PetroChina Co. Ltd. (H Shares)	964,000	1,243,333
PICC Property & Casualty Co. Ltd. (H Shares)	157,289	349,867
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	119,000	1,710,408
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	88,000	81,522
Shanghai Electric Group Co. Ltd. (H Shares)	124,000	126,711
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	21,000	80,065
Shanghai Pharma Holding Co. Ltd. (H Shares)	32,300	100,852
Sinopec Engineering Group Co. Ltd. (H Shares) (f)	46,000	49,795
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	147,000	88,952
Sinopharm Group Co. Ltd. (H Shares)	56,000	266,613
Sinotrans Ltd. (H Shares)	77,000	59,112
Tsingtao Brewery Co. Ltd. (H Shares)	18,000	114,611
Weichai Power Co. Ltd. (H Shares)	22,400	89,160
Yanzhou Coal Mining Co. Ltd. (H Shares) (e)	78,000	77,996
Zhejiang Expressway Co. Ltd. (H Shares)	64,000	101,897
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	23,000	196,747
Common Stocks - continued
	Shares	Value
China - continued
Zijin Mining Group Co. Ltd. (H Shares)	240,000	$ 92,587
ZTE Corp. (H Shares)	26,400	89,072
TOTAL CHINA		26,281,093
Colombia - 0.1%
Almacenes Exito SA (a)	8,946	95,995
Cementos Argos SA	19,648	83,475
Cemex Latam Holdings SA (a)	6,935	38,722
Corporacion Financiera Colombiana SA	3,330	53,543
Ecopetrol SA	231,673	197,438
Grupo de Inversiones Suramerica SA	11,311	185,857
Interconexion Electrica SA ESP	15,685	52,678
Inversiones Argos SA	13,005	102,096
Isagen SA	39,375	52,649
TOTAL COLOMBIA		862,453
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	7,392	192,185
Komercni Banka A/S	697	155,436
Telefonica Czech Rep A/S	2,853	23,426
TOTAL CZECH REPUBLIC		371,047
Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	180	347,021
Series B	322	639,036
Carlsberg A/S Series B	4,881	444,994
Coloplast A/S Series B	5,095	415,875
Danske Bank A/S	29,973	850,055
DSV de Sammensluttede Vognmaend A/S	8,151	282,756
ISS Holdings A/S	5,573	188,250
Novo Nordisk A/S Series B	91,807	5,154,107
Novozymes A/S Series B	10,954	505,379
Pandora A/S	5,324	550,297
TDC A/S	36,900	280,935
Tryg A/S	896	97,301
Vestas Wind Systems A/S	10,386	471,083
William Demant Holding A/S (a)	1,069	87,500
TOTAL DENMARK		10,314,589
Egypt - 0.0%
Commercial International Bank SAE	25,520	185,663
Commercial International Bank SAE sponsored GDR	14,156	97,708
Common Stocks - continued
	Shares	Value
Egypt - continued
Global Telecom Holding (a)	55,582	$ 23,384
Global Telecom Holding GDR (a)	10,000	21,791
Talaat Moustafa Group Holding	53,294	69,219
Telecom Egypt SAE	12,964	16,702
TOTAL EGYPT		414,467
Finland - 0.6%
Elisa Corp. (A Shares)	6,647	203,633
Fortum Corp.	20,386	402,571
Kone Oyj (B Shares) (e)	14,361	617,834
Metso Corp.	5,293	150,461
Neste Oil Oyj	5,952	161,883
Nokia Corp.	170,914	1,153,231
Nokian Tyres PLC (e)	5,338	173,464
Orion Oyj (B Shares)	4,356	142,437
Sampo Oyj (A Shares)	20,537	995,106
Stora Enso Oyj (R Shares)	25,087	263,998
UPM-Kymmene Corp.	24,458	442,557
Wartsila Corp.	6,779	311,021
TOTAL FINLAND		5,018,196
France - 6.4%
Accor SA	9,655	529,430
Aeroports de Paris	1,299	160,130
Air Liquide SA	8,462	1,106,664
Air Liquide SA (a)	6,490	846,900
Alcatel-Lucent SA (a)	128,131	444,872
Alstom SA (a)	9,944	312,384
Arkema SA	2,957	237,960
Atos Origin SA	3,655	285,679
AXA SA	83,166	2,102,923
BIC SA	1,325	226,352
BNP Paribas SA	48,437	3,058,860
Bollore Group	39,988	228,533
Bollore Group (a)	100	553
Bouygues SA	7,782	321,278
Bureau Veritas SA	12,031	283,301
Cap Gemini SA	6,499	579,032
Carrefour SA	27,264	940,033
Casino Guichard Perrachon SA	2,619	231,592
Christian Dior SA	2,489	486,602
CNP Assurances	8,016	144,075
Common Stocks - continued
	Shares	Value
France - continued
Compagnie de St. Gobain	20,531	$ 933,074
Credit Agricole SA	47,094	732,705
Danone SA	26,479	1,916,078
Dassault Systemes SA	5,939	457,638
Edenred SA	9,631	258,201
EDF SA (a)	4,600	116,816
EDF SA (a)	648	16,456
EDF SA	5,563	141,550
Essilor International SA	9,344	1,138,380
Eurazeo SA	1,779	127,340
Eutelsat Communications	7,131	248,618
Fonciere des Regions	1,406	133,104
GDF Suez	66,207	1,347,074
Gecina SA	1,342	184,046
Groupe Eurotunnel SA	20,984	336,427
Hermes International SCA	1,224	461,606
ICADE	1,608	139,857
Iliad SA	1,175	276,137
Imerys SA	1,470	111,886
JCDecaux SA	2,953	116,655
Kering SA	3,469	641,546
Klepierre SA	8,010	388,530
L'Oreal SA	597	113,688
L'Oreal SA (a)	4,500	856,948
L'Oreal SA	6,425	1,226,153
Lafarge SA (a)	3,400	248,163
Lafarge SA (a)	449	32,772
Lafarge SA (Bearer)	4,726	344,832
Lagardere S.C.A. (Reg.)	5,448	174,886
Legrand SA	12,104	699,887
LVMH Moet Hennessy - Louis Vuitton SA	12,767	2,232,518
Michelin CGDE Series B	8,477	945,320
Natixis SA	42,269	349,880
Numericable Group SA (a)	4,476	248,508
Orange SA	84,805	1,396,851
Pernod Ricard SA	9,683	1,203,441
Peugeot Citroen SA (a)	17,496	330,773
Publicis Groupe SA	8,583	719,861
Remy Cointreau SA	1,007	75,762
Renault SA	8,784	924,232
Rexel SA	12,912	243,348
Safran SA	13,334	974,280
Common Stocks - continued
	Shares	Value
France - continued
Sanofi SA	54,643	$ 5,562,139
Schneider Electric SA	24,016	1,795,158
SCOR SE	7,070	254,462
Societe Generale Series A	33,112	1,655,425
Sodexo SA (a)	512	51,665
Sodexo SA (a)	1,068	107,771
Sodexo SA	1,000	100,909
Sodexo SA (a)	1,795	181,636
Suez Environnement SA	13,761	280,660
Technip SA	4,680	319,048
Thales SA	4,191	255,131
Total SA	97,863	5,299,278
Unibail-Rodamco	4,476	1,235,871
Valeo SA	3,439	551,340
Vallourec SA	5,127	120,899
Veolia Environnement SA	19,195	406,166
VINCI SA	21,577	1,323,420
Vivendi SA	55,530	1,392,065
Wendel SA	1,329	163,232
Zodiac Aerospace	8,551	314,021
TOTAL FRANCE		57,463,276
Germany - 5.8%
adidas AG	9,548	782,324
Allianz SE	20,944	3,564,978
Axel Springer Verlag AG	1,720	95,956
BASF AG	41,996	4,172,220
Bayer AG	37,832	5,445,258
Bayerische Motoren Werke AG (BMW)	15,097	1,780,912
Beiersdorf AG	4,642	403,788
Brenntag AG	6,966	417,965
Celesio AG	2,566	76,145
Commerzbank AG (a)	44,345	598,254
Continental AG	5,028	1,178,336
Daimler AG (Germany)	44,070	4,237,188
Deutsche Annington Immobilien SE	15,959	535,666
Deutsche Bank AG	63,047	2,016,359
Deutsche Boerse AG	8,806	729,699
Deutsche Lufthansa AG	10,681	147,309
Deutsche Post AG	44,261	1,457,437
Deutsche Telekom AG	145,372	2,672,032
Deutsche Wohnen AG (Bearer)	13,239	347,255
Common Stocks - continued
	Shares	Value
Germany - continued
E.ON AG	91,437	$ 1,423,493
Fraport AG Frankfurt Airport Services Worldwide	1,775	112,267
Fresenius Medical Care AG & Co. KGaA	9,961	837,139
Fresenius SE & Co. KGaA	17,371	1,033,452
GEA Group AG	8,324	399,768
Hannover Reuck SE	2,750	279,540
HeidelbergCement Finance AG	6,346	487,122
Henkel AG & Co. KGaA	5,464	553,478
Hugo Boss AG	3,062	376,781
Infineon Technologies AG	51,916	610,363
K&S AG	7,653	249,484
Kabel Deutschland Holding AG (a)	1,028	137,769
Lanxess AG	4,189	223,586
Linde AG	8,497	1,660,396
MAN SE	1,718	186,392
Merck KGaA	5,902	636,266
Metro AG	7,388	267,777
Muenchener Rueckversicherungs AG	7,927	1,547,331
OSRAM Licht AG	4,133	217,742
ProSiebenSat.1 Media AG	9,976	510,045
RWE AG	22,175	551,036
SAP AG	42,135	3,183,932
Siemens AG	36,274	3,945,956
Symrise AG	5,665	343,488
Telefonica Deutschland Holding AG	27,293	169,152
Thyssenkrupp AG	20,400	542,017
TUI AG	10,000	186,409
TUI AG	11,037	205,803
United Internet AG	5,615	251,041
Volkswagen AG	1,310	331,841
TOTAL GERMANY		52,119,947
Greece - 0.1%
Alpha Bank AE (a)	150,441	52,715
EFG Eurobank Ergasias SA (a)	324,309	49,370
Folli Follie SA	1,374	41,431
Greek Organization of Football Prognostics SA	9,667	86,486
Hellenic Telecommunications Organization SA (a)	11,640	105,807
Jumbo SA	5,555	57,035
National Bank of Greece SA (a)	72,373	101,477
Piraeus Bank SA (a)	82,653	36,888
Common Stocks - continued
	Shares	Value
Greece - continued
Public Power Corp. of Greece (a)	4,688	$ 31,533
Titan Cement Co. SA (Reg.)	2,295	57,883
TOTAL GREECE		620,625
Hong Kong - 3.0%
AIA Group Ltd.	550,600	3,679,878
Bank of East Asia Ltd.	59,807	260,046
Beijing Enterprises Holdings Ltd.	22,500	206,114
BOC Hong Kong (Holdings) Ltd.	169,500	659,363
Cathay Pacific Airways Ltd.	55,000	141,783
China Agri-Industries Holdings Ltd.	102,609	58,648
China Everbright International Ltd.	111,000	207,949
China Everbright Ltd.	38,000	126,249
China Merchants Holdings International Co. Ltd.	53,761	244,508
China Mobile Ltd.	280,000	3,999,320
China Overseas Land and Investment Ltd.	186,000	778,745
China Resources Enterprise Ltd.	54,000	165,820
China Resources Power Holdings Co. Ltd.	86,000	260,201
China South City Holdings Ltd.	122,000	53,991
China Taiping Insurance Group Ltd. (a)	51,177	191,157
China Unicom Ltd.	272,000	510,851
CITIC Pacific Ltd.	98,000	196,492
CLP Holdings Ltd.	86,500	758,356
CNOOC Ltd.	815,000	1,389,748
CSPC Pharmaceutical Group Ltd.	138,000	143,510
Far East Horizon Ltd.	69,000	73,179
Fosun International Ltd. (e)	80,000	200,244
Franshion Properties China Ltd.	182,000	73,734
Galaxy Entertainment Group Ltd.	108,000	522,544
Guangdong Investment Ltd.	108,000	161,361
Hang Lung Properties Ltd.	102,000	345,459
Hang Seng Bank Ltd.	35,200	687,146
Henderson Land Development Co. Ltd.	47,574	382,406
HKT Trust/HKT Ltd. unit	122,860	164,541
Hong Kong & China Gas Co. Ltd.	290,182	692,643
Hong Kong Exchanges and Clearing Ltd.	50,739	1,941,693
Hutchison Whampoa Ltd.	97,000	1,429,241
Hysan Development Co. Ltd.	29,020	134,419
Lenovo Group Ltd.	306,000	529,046
Link (REIT)	105,547	655,707
MTR Corp. Ltd.	66,520	327,856
New World Development Co. Ltd.	235,877	313,466
Common Stocks - continued
	Shares	Value
Hong Kong - continued
PCCW Ltd.	178,592	$ 119,130
Power Assets Holdings Ltd.	63,500	642,738
Shanghai Industrial Holdings Ltd.	25,000	99,993
Sino Land Ltd.	130,945	231,461
Sino-Ocean Land Holdings Ltd.	155,591	130,085
SJM Holdings Ltd.	88,000	112,064
Sun Art Retail Group Ltd.	118,500	122,161
Sun Hung Kai Properties Ltd.	76,781	1,278,932
Swire Pacific Ltd. (A Shares)	29,000	392,501
Swire Properties Ltd.	52,000	179,136
Techtronic Industries Co. Ltd.	64,500	229,271
Wharf Holdings Ltd.	70,000	506,222
Wheelock and Co. Ltd.	42,000	237,351
Yuexiu Property Co. Ltd.	332,000	81,388
TOTAL HONG KONG		27,029,847
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,888	105,013
OTP Bank PLC	9,907	219,867
Richter Gedeon PLC	6,668	112,399
TOTAL HUNGARY		437,279
India - 1.4%
ACC Ltd.	1,994	44,987
Adani Enterprises Ltd.	5,076	53,853
Adani Ports & Special Economic Zone	20,767	103,773
Aditya Birla Nuvo Ltd.	1,603	39,553
Ambuja Cements Ltd.	29,468	107,767
Apollo Hospitals Enterprise Ltd. (a)	3,275	58,604
Asian Paints India Ltd.	13,314	159,742
Aurobindo Pharma Ltd.	6,257	126,587
Bajaj Auto Ltd. (a)	3,626	111,189
Bharat Heavy Electricals Ltd.	27,745	103,933
Bharat Petroleum Corp. Ltd. (a)	8,348	100,462
Bharti Airtel Ltd. (a)	27,036	162,137
Bosch Ltd. (a)	348	123,235
Cairn India Ltd.	18,736	62,932
Cipla Ltd.	15,875	158,881
Coal India Ltd.	32,153	183,539
Dabur India Ltd.	25,121	99,578
Divi's Laboratories Ltd. (a)	1,841	49,929
DLF Ltd. (a)	17,033	36,573
Common Stocks - continued
	Shares	Value
India - continued
Dr. Reddy's Laboratories Ltd. (a)	5,388	$ 280,307
GAIL India Ltd. (a)	14,188	80,443
GlaxoSmithKline Consumer Healthcare Ltd.	360	35,513
Godrej Consumer Products Ltd.	5,323	88,099
HCL Technologies Ltd.	22,019	305,107
Hero Motocorp Ltd.	2,219	81,322
Hindalco Industries Ltd. (a)	53,506	108,279
Hindustan Unilever Ltd.	34,422	460,611
Housing Development Finance Corp. Ltd.	68,360	1,258,601
ICICI Bank Ltd. (a)	48,128	251,308
Idea Cellular Ltd. (a)	50,783	139,848
Infosys Ltd.	40,894	1,247,636
Infosys Ltd. sponsored ADR	1,200	37,176
ITC Ltd. (a)	100,872	511,680
Jaiprakash Associates Ltd. (a)	35,857	11,624
Jindal Steel & Power Ltd.	18,221	40,027
JSW Steel Ltd.	4,019	58,956
Larsen & Toubro Ltd. (a)	14,467	371,375
LIC Housing Finance Ltd.	11,034	74,671
Mahindra & Mahindra Financial Services Ltd.	11,836	49,851
Mahindra & Mahindra Ltd. (a)	15,400	277,477
Motherson Sumi Systems Ltd.	9,929	78,771
Nestle India Ltd.	985	101,876
NTPC Ltd.	75,871	179,446
Oil & Natural Gas Corp. Ltd.	35,292	168,830
Oil India Ltd.	3,956	28,499
Piramal Enterprises Ltd. (a)	2,759	40,729
Power Finance Corp. Ltd.	12,331	51,548
Reliance Capital Ltd. (a)	4,027	25,592
Reliance Communication Ltd. (a)	35,514	33,811
Reliance Industries Ltd.	59,146	802,618
Reliance Infrastructure Ltd. (a)	4,106	26,782
Reliance Power Ltd. (a)	12,443	11,092
Rural Electrification Corp. Ltd. (a)	12,808	62,793
Sesa Sterlite Ltd.	54,911	180,513
Shriram Transport Finance Co. Ltd.	6,416	97,919
Siemens India Ltd. (a)	3,099	66,361
State Bank of India	66,490	282,240
Sun Pharmaceutical Industries Ltd. (a)	38,600	570,274
Tata Consultancy Services Ltd.	21,563	835,982
Tata Motors Ltd. (a)	36,456	292,105
Tata Power Co. Ltd. (a)	53,092	63,328
Common Stocks - continued
	Shares	Value
India - continued
Tata Steel Ltd.	13,946	$ 79,081
Tech Mahindra Ltd.	9,736	95,196
Ultratech Cemco Ltd. (a)	1,492	62,737
United Breweries Ltd. (a)	2,406	35,302
United Spirits Ltd. (a)	2,483	130,119
Wipro Ltd.	26,985	227,852
Yes Bank Ltd.	6,298	83,195
Zee Entertainment Enterprises Ltd.	23,424	115,023
TOTAL INDIA		12,486,779
Indonesia - 0.5%
PT Adaro Energy Tbk	776,300	52,402
PT Astra Agro Lestari Tbk	20,800	32,654
PT Astra International Tbk	913,300	482,631
PT Bank Central Asia Tbk	563,200	585,467
PT Bank Danamon Indonesia Tbk Series A	148,500	45,481
PT Bank Mandiri (Persero) Tbk	424,300	349,004
PT Bank Negara Indonesia (Persero) Tbk	342,500	169,764
PT Bank Rakyat Indonesia Tbk	509,200	456,660
PT Bumi Serpong Damai Tbk	340,000	48,918
PT Charoen Pokphand Indonesia Tbk	364,900	79,806
PT Global Mediacom Tbk	324,300	38,778
PT Gudang Garam Tbk	20,500	79,074
PT Indo Tambangraya Megah Tbk	17,400	16,913
PT Indocement Tunggal Prakarsa Tbk	71,100	115,186
PT Indofood CBP Sukses Makmur Tbk	55,600	56,619
PT Indofood Sukses Makmur Tbk	202,200	105,292
PT Jasa Marga Tbk	108,100	51,705
PT Kalbe Farma Tbk	931,000	128,922
PT Lippo Karawaci Tbk	913,900	83,547
PT Matahari Department Store Tbk	89,900	121,369
PT Media Nusantara Citra Tbk	207,100	35,229
PT Perusahaan Gas Negara Tbk Series B	511,000	161,628
PT Semen Gresik (Persero) Tbk	129,700	125,072
PT Surya Citra Media Tbk	257,000	57,497
PT Tambang Batubara Bukit Asam Tbk	40,200	28,997
PT Telkomunikasi Indonesia Tbk Series B	2,292,300	461,030
PT Tower Bersama Infrastructure Tbk	94,100	61,523
PT Unilever Indonesia Tbk	70,500	231,691
PT United Tractors Tbk	73,500	121,342
PT XL Axiata Tbk	112,800	35,113
TOTAL INDONESIA		4,419,314
Common Stocks - continued
	Shares	Value
Ireland - 0.3%
Bank of Ireland (a)	1,246,100	$ 481,710
CRH PLC	36,621	1,028,965
CRH PLC sponsored ADR	800	22,360
James Hardie Industries PLC CDI	20,760	240,019
Kerry Group PLC Class A	7,443	547,451
Ryanair Holdings PLC	827	9,700
Ryanair Holdings PLC sponsored ADR	870	56,420
TOTAL IRELAND		2,386,625
Isle of Man - 0.0%
Genting Singapore PLC	277,700	215,117
Israel - 0.4%
Bank Hapoalim BM (Reg.)	48,431	242,682
Bank Leumi le-Israel BM (a)	60,930	237,150
Bezeq The Israel Telecommunication Corp. Ltd.	89,065	168,877
Delek Group Ltd.	224	62,474
Israel Chemicals Ltd.	19,187	134,402
Israel Corp. Ltd. (Class A)	152	56,051
Mizrahi Tefahot Bank Ltd. (a)	6,902	77,285
NICE Systems Ltd.	1,686	101,347
NICE Systems Ltd. sponsored ADR	773	46,264
Teva Pharmaceutical Industries Ltd.	28,122	1,708,815
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,242	679,242
TOTAL ISRAEL		3,514,589
Italy - 1.4%
Assicurazioni Generali SpA	53,547	1,046,265
Atlantia SpA	18,863	530,521
Banca Monte dei Paschi di Siena SpA (a)(e)	194,925	120,134
Banco Popolare Societa Cooperativa (a)	16,687	263,813
Enel Green Power SpA	83,140	161,444
Enel SpA	301,165	1,427,505
Eni SpA	116,266	2,230,664
EXOR SpA	4,583	211,433
Finmeccanica SpA (a)	18,444	235,325
Intesa Sanpaolo SpA	578,780	1,944,413
Intesa Sanpaolo SpA (Risparmio Shares)	44,175	134,454
Luxottica Group SpA	7,835	515,989
Mediobanca SpA	27,154	263,599
Pirelli & C. SpA	10,393	179,819
Prysmian SpA	9,293	189,513
Saipem SpA (a)	12,315	163,275
Common Stocks - continued
	Shares	Value
Italy - continued
Snam Rete Gas SpA	96,656	$ 503,495
Telecom Italia SpA (a)	443,722	523,711
Terna SpA	68,916	324,894
UniCredit SpA	200,954	1,442,475
Unione di Banche Italiane ScpA	39,044	309,907
Unipolsai SpA	43,217	120,937
Unipolsai SpA:
rights 5/15/15	43,217	0
rights 12/31/49	43,217	0
TOTAL ITALY		12,843,585
Japan - 15.3%
ABC-MART, Inc.	1,100	62,589
ACOM Co. Ltd. (a)	19,400	64,415
Advantest Corp.	7,400	87,242
AEON Co. Ltd.	29,800	370,738
AEON Financial Service Co. Ltd.	5,500	140,209
AEON MALL Co. Ltd.	5,270	98,306
Air Water, Inc.	7,000	124,323
Aisin Seiki Co. Ltd.	8,800	402,406
Ajinomoto Co., Inc.	26,000	576,490
Alfresa Holdings Corp.	8,200	122,891
All Nippon Airways Ltd.	54,000	149,296
Amada Holdings Co. Ltd.	16,200	163,478
Aozora Bank Ltd.	53,000	198,243
Asahi Glass Co. Ltd.	45,000	302,848
Asahi Group Holdings	17,800	572,395
Asahi Kasei Corp.	57,000	536,748
Asics Corp.	7,200	184,754
Astellas Pharma, Inc.	98,200	1,529,043
Bandai Namco Holdings, Inc.	8,200	168,456
Bank of Kyoto Ltd.	15,000	163,522
Bank of Yokohama Ltd.	52,000	330,021
Benesse Holdings, Inc.	3,200	100,290
Bridgestone Corp.	29,700	1,243,946
Brother Industries Ltd.	11,000	175,015
Calbee, Inc.	3,200	130,287
Canon, Inc.	51,800	1,846,914
Casio Computer Co. Ltd. (e)	9,100	183,987
Central Japan Railway Co.	6,600	1,178,803
Chiba Bank Ltd.	34,000	279,426
Chiyoda Corp.	8,000	72,599
Common Stocks - continued
	Shares	Value
Japan - continued
Chubu Electric Power Co., Inc. (a)	29,600	$ 392,336
Chugai Pharmaceutical Co. Ltd.	10,100	307,159
Chugoku Electric Power Co., Inc.	14,000	205,539
Citizen Holdings Co. Ltd.	11,800	93,382
COLOPL, Inc. (e)	2,600	53,241
Credit Saison Co. Ltd.	7,100	134,260
Dai Nippon Printing Co. Ltd.	25,000	258,265
Dai-ichi Mutual Life Insurance Co.	49,200	808,646
Daicel Chemical Industries Ltd.	12,000	144,673
Daihatsu Motor Co. Ltd.	8,900	128,920
Daiichi Sankyo Kabushiki Kaisha	29,000	503,692
Daikin Industries Ltd.	10,700	720,849
Dainippon Sumitomo Pharma Co. Ltd.	7,200	81,353
Daito Trust Construction Co. Ltd.	3,300	384,287
Daiwa House Industry Co. Ltd.	27,300	609,473
Daiwa Securities Group, Inc.	76,000	630,482
DENSO Corp.	22,200	1,102,136
Dentsu, Inc.	9,900	461,486
Don Quijote Holdings Co. Ltd.	2,600	198,365
East Japan Railway Co.	15,300	1,352,322
Eisai Co. Ltd.	11,500	766,560
Electric Power Development Co. Ltd.	6,700	224,915
FamilyMart Co. Ltd.	2,500	107,658
Fanuc Corp.	8,800	1,935,672
Fast Retailing Co. Ltd.	2,400	945,312
Fuji Electric Co. Ltd.	25,000	117,898
Fuji Heavy Industries Ltd.	26,800	896,193
Fujifilm Holdings Corp.	21,100	794,774
Fujitsu Ltd.	86,000	570,039
Fukuoka Financial Group, Inc.	35,000	201,084
GungHo Online Entertainment, Inc.	16,900	69,377
Gunma Bank Ltd.	17,000	120,382
Hakuhodo DY Holdings, Inc.	10,500	112,367
Hamamatsu Photonics K.K.	6,700	195,429
Hankyu Hanshin Holdings, Inc.	52,000	313,876
Hikari Tsushin, Inc.	800	53,394
Hino Motors Ltd.	11,300	147,417
Hirose Electric Co. Ltd.	1,365	192,197
Hiroshima Bank Ltd.	22,000	128,498
Hisamitsu Pharmaceutical Co., Inc.	2,700	116,354
Hitachi Chemical Co. Ltd.	5,100	98,715
Hitachi Construction Machinery Co. Ltd.	4,800	85,217
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi High-Technologies Corp.	2,700	$ 78,245
Hitachi Ltd.	221,000	1,507,862
Hitachi Metals Ltd.	10,000	156,392
Hokuhoku Financial Group, Inc.	56,000	133,920
Hokuriku Electric Power Co., Inc.	7,500	110,878
Honda Motor Co. Ltd.	74,600	2,500,993
Hoya Corp.	19,500	751,547
Hulic Co. Ltd.	13,300	142,359
Ibiden Co. Ltd.	5,500	96,193
Idemitsu Kosan Co. Ltd.	4,200	81,362
Iida Group Holdings Co. Ltd.	7,900	106,031
INPEX Corp.	40,200	504,523
Isetan Mitsukoshi Holdings Ltd.	15,300	247,550
Ishikawajima-Harima Heavy Industries Co. Ltd.	64,000	293,416
Isuzu Motors Ltd.	27,000	357,853
Itochu Corp.	72,300	890,235
ITOCHU Techno-Solutions Corp.	2,400	54,658
Iyo Bank Ltd.	11,200	139,518
J. Front Retailing Co. Ltd.	11,300	188,300
Japan Airlines Co. Ltd.	5,400	180,048
Japan Display, Inc. (a)	18,700	76,819
Japan Exchange Group, Inc.	11,700	338,038
Japan Prime Realty Investment Corp.	37	132,753
Japan Real Estate Investment Corp.	56	264,434
Japan Retail Fund Investment Corp.	113	240,562
Japan Tobacco, Inc.	50,300	1,756,519
JFE Holdings, Inc.	22,500	507,934
JGC Corp.	10,000	208,109
Joyo Bank Ltd.	31,000	169,568
JSR Corp.	8,300	141,577
JTEKT Corp.	9,800	166,911
JX Holdings, Inc.	104,000	452,887
Kajima Corp.	39,000	186,296
Kakaku.com, Inc.	6,300	97,700
Kamigumi Co. Ltd.	11,000	110,134
Kaneka Corp.	14,000	97,607
Kansai Electric Power Co., Inc. (a)	32,700	328,631
Kansai Paint Co. Ltd.	11,000	196,080
Kao Corp.	23,600	1,130,181
Kawasaki Heavy Industries Ltd.	66,000	340,155
KDDI Corp.	80,000	1,892,987
Keihan Electric Railway Co., Ltd.	23,000	133,397
Common Stocks - continued
	Shares	Value
Japan - continued
Keihin Electric Express Railway Co. Ltd.	21,000	$ 166,934
Keio Corp.	27,000	208,538
Keisei Electric Railway Co.	12,000	142,244
Keyence Corp.	2,110	1,126,422
Kikkoman Corp.	7,000	199,632
Kintetsu Group Holdings Co. Ltd.	82,000	290,418
Kirin Holdings Co. Ltd.	37,900	501,652
Kobe Steel Ltd.	143,000	259,915
Koito Manufacturing Co. Ltd.	4,400	153,966
Komatsu Ltd.	42,600	857,075
Konami Corp.	4,600	84,420
Konica Minolta, Inc.	20,300	224,155
Kubota Corp.	51,000	798,202
Kuraray Co. Ltd.	15,900	215,011
Kurita Water Industries Ltd.	4,500	116,930
Kyocera Corp.	14,600	762,141
Kyowa Hakko Kirin Co., Ltd.	11,000	161,026
Kyushu Electric Power Co., Inc. (a)	19,300	205,837
Lawson, Inc.	2,900	208,539
LIXIL Group Corp.	12,300	256,376
M3, Inc.	8,500	160,612
Mabuchi Motor Co. Ltd.	2,200	131,731
Makita Corp.	5,500	274,474
Marubeni Corp.	76,500	473,692
Marui Group Co. Ltd.	10,700	116,808
Maruichi Steel Tube Ltd.	2,400	60,618
Mazda Motor Corp.	25,000	490,050
McDonald's Holdings Co. (Japan) Ltd. (e)	3,400	73,816
Medipal Holdings Corp.	6,600	90,041
Meiji Holdings Co. Ltd.	2,800	321,666
Minebea Ltd.	15,000	229,997
Miraca Holdings, Inc.	2,400	120,743
Mitsubishi Chemical Holdings Corp.	61,500	382,913
Mitsubishi Corp.	63,100	1,361,491
Mitsubishi Electric Corp.	88,000	1,149,254
Mitsubishi Estate Co. Ltd.	57,000	1,341,625
Mitsubishi Gas Chemical Co., Inc.	16,000	89,405
Mitsubishi Heavy Industries Ltd.	139,000	770,160
Mitsubishi Logistics Corp.	6,000	92,812
Mitsubishi Materials Corp.	49,000	176,399
Mitsubishi Motors Corp. of Japan	28,700	264,074
Mitsubishi Tanabe Pharma Corp.	10,000	170,151
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi UFJ Financial Group, Inc.	583,100	$ 4,142,546
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,800	122,306
Mitsui & Co. Ltd.	77,900	1,089,519
Mitsui Chemicals, Inc.	39,000	128,934
Mitsui Fudosan Co. Ltd.	43,000	1,274,705
Mitsui OSK Lines Ltd.	50,000	176,535
mixi, Inc. (e)	1,900	74,559
Mizuho Financial Group, Inc.	1,058,600	2,017,989
MS&AD Insurance Group Holdings, Inc.	23,200	663,916
Murata Manufacturing Co. Ltd.	9,300	1,310,501
Nabtesco Corp.	5,400	148,522
Nagoya Railroad Co. Ltd.	41,000	161,949
NEC Corp.	120,000	399,241
New Hampshire Foods Ltd.	8,000	174,788
Nexon Co. Ltd.	6,100	77,806
NGK Insulators Ltd.	12,000	269,565
NGK Spark Plug Co. Ltd.	8,100	226,827
NHK Spring Co. Ltd.	7,700	88,154
Nidec Corp.	10,000	748,048
Nikon Corp.	15,700	223,230
Nintendo Co. Ltd.	4,900	822,710
Nippon Building Fund, Inc.	63	313,480
Nippon Electric Glass Co. Ltd.	18,000	102,360
Nippon Express Co. Ltd.	38,000	218,137
Nippon Paint Holdings Co. Ltd.	7,000	234,484
Nippon Prologis REIT, Inc.	65	140,839
Nippon Steel & Sumitomo Metal Corp.	346,700	901,842
Nippon Telegraph & Telephone Corp.	17,200	1,161,430
Nippon Yusen KK	71,000	223,189
Nissan Motor Co. Ltd.	113,700	1,180,285
Nisshin Seifun Group, Inc.	9,095	106,067
Nissin Food Holdings Co. Ltd.	2,800	134,249
Nitori Holdings Co. Ltd.	3,200	246,109
Nitto Denko Corp.	7,100	455,007
NKSJ Holdings, Inc.	15,250	498,215
NOK Corp.	4,300	135,129
Nomura Holdings, Inc.	165,500	1,073,668
Nomura Real Estate Holdings, Inc.	5,900	119,929
Nomura Research Institute Ltd.	5,200	205,205
NSK Ltd.	21,000	327,974
NTT Data Corp.	5,900	263,988
NTT DOCOMO, Inc.	70,000	1,239,874
Common Stocks - continued
	Shares	Value
Japan - continued
NTT Urban Development Co.	5,900	$ 61,426
Obayashi Corp.	30,000	200,384
Odakyu Electric Railway Co. Ltd.	29,000	291,813
Oji Holdings Corp.	36,000	160,108
Olympus Corp. (a)	10,800	388,908
OMRON Corp.	9,400	431,630
Ono Pharmaceutical Co. Ltd.	3,800	411,841
Oracle Corp. Japan	1,800	82,173
Oriental Land Co. Ltd.	9,100	616,074
ORIX Corp.	60,400	928,855
Osaka Gas Co. Ltd.	86,000	364,998
Otsuka Corp.	2,300	105,936
Otsuka Holdings Co. Ltd.	17,700	558,692
Panasonic Corp.	100,800	1,443,846
Park24 Co. Ltd.	4,700	93,871
Rakuten, Inc.	36,600	639,418
Recruit Holdings Co. Ltd. (a)	6,300	212,091
Resona Holdings, Inc.	101,400	540,672
Ricoh Co. Ltd.	32,000	330,711
Rinnai Corp.	1,600	121,397
ROHM Co. Ltd.	4,400	305,205
Sankyo Co. Ltd. (Gunma)	2,400	90,904
Sanrio Co. Ltd. (e)	2,100	56,252
Santen Pharmaceutical Co. Ltd.	17,500	231,649
SBI Holdings, Inc. Japan	9,030	119,788
Secom Co. Ltd.	9,600	680,366
Sega Sammy Holdings, Inc.	8,500	118,663
Seibu Holdings, Inc.	5,300	153,493
Seiko Epson Corp.	12,100	211,440
Sekisui Chemical Co. Ltd.	19,000	253,345
Sekisui House Ltd.	25,500	395,267
Seven & i Holdings Co. Ltd.	34,400	1,478,661
Seven Bank Ltd.	26,500	142,779
Sharp Corp. (a)(e)	72,000	155,150
Shikoku Electric Power Co., Inc. (a)	8,200	111,044
Shimadzu Corp.	11,000	128,665
Shimamura Co. Ltd.	1,000	99,675
SHIMANO, Inc.	3,600	515,704
SHIMIZU Corp.	28,000	201,371
Shin-Etsu Chemical Co. Ltd.	18,700	1,143,109
Shinsei Bank Ltd.	75,000	153,473
Shionogi & Co. Ltd.	13,800	454,913
Common Stocks - continued
	Shares	Value
Japan - continued
Shiseido Co. Ltd.	16,400	$ 295,414
Shizuoka Bank Ltd.	24,000	264,220
Showa Shell Sekiyu K.K.	8,700	83,923
SMC Corp.	2,500	752,055
SoftBank Corp.	43,900	2,744,204
Sony Corp.	52,600	1,590,190
Sony Financial Holdings, Inc.	8,200	147,211
Stanley Electric Co. Ltd.	6,500	145,845
Sumitomo Chemical Co. Ltd.	67,000	376,805
Sumitomo Corp.	51,700	610,459
Sumitomo Electric Industries Ltd.	34,400	486,009
Sumitomo Heavy Industries Ltd.	26,000	161,538
Sumitomo Metal Mining Co. Ltd.	24,000	351,773
Sumitomo Mitsui Financial Group, Inc.	58,100	2,536,913
Sumitomo Mitsui Trust Holdings, Inc.	151,000	664,693
Sumitomo Realty & Development Co. Ltd.	16,000	617,533
Sumitomo Rubber Industries Ltd.	8,100	150,185
Suntory Beverage & Food Ltd.	6,400	272,194
Suzuken Co. Ltd.	3,630	113,591
Suzuki Motor Corp.	16,800	543,012
Sysmex Corp.	6,700	370,723
T&D Holdings, Inc.	26,100	376,618
Taiheiyo Cement Corp.	55,000	173,319
Taisei Corp.	48,000	278,057
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	98,384
Taiyo Nippon Sanso Corp.	7,000	90,849
Takashimaya Co. Ltd.	13,000	121,322
Takeda Pharmaceutical Co. Ltd.	36,100	1,853,412
TDK Corp.	5,700	410,584
Teijin Ltd.	43,000	146,069
Terumo Corp.	13,900	357,019
The Chugoku Bank Ltd.	7,100	114,070
The Hachijuni Bank Ltd.	19,000	148,119
The Suruga Bank Ltd.	8,100	178,552
THK Co. Ltd.	4,900	123,093
Tobu Railway Co. Ltd.	48,000	228,821
Toho Co. Ltd.	5,400	134,221
Toho Gas Co. Ltd.	19,000	115,046
Tohoku Electric Power Co., Inc.	20,700	260,401
Tokio Marine Holdings, Inc.	31,700	1,292,273
Tokyo Electric Power Co., Inc. (a)	65,100	265,847
Tokyo Electron Ltd.	7,700	422,055
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyo Gas Co. Ltd.	106,000	$ 611,705
Tokyo Tatemono Co. Ltd.	20,000	145,013
Tokyu Corp.	51,000	339,078
Tokyu Fudosan Holdings Corp.	22,400	166,453
TonenGeneral Sekiyu K.K.	13,000	124,765
Toppan Printing Co. Ltd.	26,000	217,993
Toray Industries, Inc.	68,000	591,100
Toshiba Corp.	184,000	737,207
Toto Ltd.	13,000	183,914
Toyo Seikan Group Holdings Ltd.	7,500	118,596
Toyo Suisan Kaisha Ltd.	4,100	143,460
Toyoda Gosei Co. Ltd.	3,100	71,723
Toyota Industries Corp.	7,400	419,094
Toyota Motor Corp.	125,200	8,715,064
Toyota Tsusho Corp.	9,700	249,403
Trend Micro, Inc.	4,600	155,625
Unicharm Corp.	16,800	422,859
United Urban Investment Corp.	118	187,298
USS Co. Ltd.	9,800	172,556
West Japan Railway Co.	7,400	409,838
Yahoo! Japan Corp.	65,400	267,174
Yakult Honsha Co. Ltd.	4,000	251,559
Yamada Denki Co. Ltd. (e)	38,600	157,993
Yamaguchi Financial Group, Inc.	9,000	112,813
Yamaha Corp.	8,000	145,377
Yamaha Motor Co. Ltd.	12,100	284,739
Yamato Holdings Co. Ltd.	16,000	358,095
Yamato Kogyo Co. Ltd.	2,000	47,056
Yamazaki Baking Co. Ltd.	5,000	88,503
Yaskawa Electric Corp.	10,400	142,891
Yokogawa Electric Corp.	10,000	117,119
Yokohama Rubber Co. Ltd.	9,000	96,845
TOTAL JAPAN		136,626,100
Korea (South) - 3.0%
AMOREPACIFIC Corp.	141	508,438
AMOREPACIFIC Group, Inc.	124	187,650
BS Financial Group, Inc.	8,852	131,904
Celltrion, Inc. (a)	3,005	239,092
Cheil Industries, Inc.	736	108,305
Cheil Worldwide, Inc. (a)	3,326	70,867
CJ CheilJedang Corp.	366	142,206
Common Stocks - continued
	Shares	Value
Korea (South) - continued
CJ Corp.	644	$ 114,198
Coway Co. Ltd.	2,454	205,732
Daelim Industrial Co.	1,369	105,492
Daewoo Engineering & Construction Co. Ltd. (a)	5,285	34,984
Daewoo International Corp.	1,866	54,398
Daewoo Securities Co. Ltd.	8,261	129,233
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	4,602	77,547
Daum Kakao Corp.	1,245	124,718
DGB Financial Group Co. Ltd.	8,453	95,351
Dongbu Insurance Co. Ltd.	1,803	91,564
Doosan Co. Ltd.	397	45,888
Doosan Heavy Industries & Construction Co. Ltd.	2,575	72,915
Doosan Infracore Co. Ltd. (a)	6,574	72,630
E-Mart Co. Ltd.	938	192,893
GS Engineering & Construction Corp. (a)	2,418	72,398
GS Holdings Corp.	2,392	111,482
Halla Visteon Climate Control Corp.	1,490	55,887
Hana Financial Group, Inc.	13,063	384,452
Hankook Tire Co. Ltd.	3,346	140,101
Hanssem Co. Ltd.	525	96,752
Hanwha Chemical Corp.	5,311	84,810
Hanwha Corp.	1,918	75,234
Hanwha Life Insurance Co. Ltd.	8,754	64,450
Hite Jinro Co. Ltd.	830	17,492
Hotel Shilla Co.	1,461	145,136
Hyosung Corp.	1,069	118,104
Hyundai Department Store Co. Ltd.	724	98,137
Hyundai Engineering & Construction Co. Ltd.	3,201	154,239
Hyundai Fire & Marine Insurance Co. Ltd.	2,491	66,142
Hyundai Glovis Co. Ltd.	874	191,498
Hyundai Heavy Industries Co. Ltd.	1,913	248,647
Hyundai Industrial Development & Construction Co.	2,546	135,442
Hyundai Merchant Marine Co. Ltd. (a)	4,465	39,547
Hyundai Mipo Dockyard Co. Ltd.	451	37,475
Hyundai Mobis	3,132	687,690
Hyundai Motor Co.	6,991	1,096,897
Hyundai Steel Co.	3,195	233,446
Hyundai Wia Corp.	741	104,913
Industrial Bank of Korea	12,539	172,292
Kangwon Land, Inc.	5,458	185,715
KB Financial Group, Inc.	17,791	675,229
KCC Corp.	275	140,422
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KEPCO Plant Service & Engineering Co. Ltd.	961	$ 86,811
Kia Motors Corp.	12,103	557,333
Korea Aerospace Industries Ltd.	2,078	126,558
Korea Electric Power Corp.	11,794	510,417
Korea Express Co. Ltd. (a)	290	55,059
Korea Gas Corp.	1,041	44,796
Korea Investment Holdings Co. Ltd.	1,869	119,729
Korea Zinc Co. Ltd.	374	165,800
Korean Air Lines Co. Ltd. (a)	1,624	69,054
KT Corp.	2,367	69,637
KT&G Corp.	4,991	440,664
Kumho Petro Chemical Co. Ltd.	661	52,899
LG Chemical Ltd.	2,005	508,179
LG Corp.	4,431	274,390
LG Display Co. Ltd.	10,325	284,575
LG Electronics, Inc.	4,824	270,511
LG Household & Health Care Ltd.	430	314,583
LG Innotek Co. Ltd.	615	57,097
LG Telecom Ltd.	10,329	103,088
Lotte Chemical Corp.	725	168,947
Lotte Confectionery Co. Ltd.	29	50,213
Lotte Shopping Co. Ltd.	505	121,431
LS Cable Ltd.	646	32,447
LS Industrial Systems Ltd.	546	30,009
Mirae Asset Securities Co. Ltd.	1,208	66,618
NAVER Corp.	1,284	774,851
NCSOFT Corp.	675	128,155
Oci Co. Ltd. (a)	782	72,384
Orion Corp.	160	186,128
Paradise Co. Ltd.	1,778	41,185
POSCO	3,008	705,214
S-Oil Corp.	1,968	134,110
S1 Corp.	932	69,309
Samsung C&T Corp.	5,757	305,726
Samsung Card Co. Ltd.	1,384	52,810
Samsung Electro-Mechanics Co. Ltd.	2,694	168,827
Samsung Electronics Co. Ltd.	5,044	6,602,891
Samsung Fire & Marine Insurance Co. Ltd.	1,494	391,840
Samsung Heavy Industries Co. Ltd.	7,539	127,037
Samsung Life Insurance Co. Ltd.	2,681	261,352
Samsung SDI Co. Ltd.	2,686	299,245
Samsung SDS Co. Ltd.	1,247	296,378
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Securities Co. Ltd.	2,868	$ 174,406
Shinhan Financial Group Co. Ltd.	19,574	806,289
Shinsegae Co. Ltd.	277	51,820
SK C&C Co. Ltd.	910	215,015
SK Energy Co. Ltd.	2,741	300,283
SK Holdings Co. Ltd.	1,206	207,138
SK Hynix, Inc.	26,710	1,144,420
SK Networks Co. Ltd.	4,762	35,148
SK Telecom Co. Ltd.	425	113,348
Woori Bank	13,763	137,360
Woori Investment & Securities Co. Ltd.	6,795	94,313
Yuhan Corp.	393	84,284
TOTAL KOREA (SOUTH)		27,002,145
Luxembourg - 0.3%
Altice SA (a)	3,899	412,296
ArcelorMittal SA (Netherlands) (e)	45,415	483,282
Millicom International Cellular SA (depository receipt)	2,944	229,682
RTL Group SA	1,830	171,564
SES SA (France) (depositary receipt)	13,761	482,271
Subsea 7 SA	12,403	137,770
Tenaris SA	21,477	329,763
TOTAL LUXEMBOURG		2,246,628
Malaysia - 0.7%
AirAsia Bhd	47,900	30,522
Alliance Financial Group Bhd	55,300	73,578
AMMB Holdings Bhd	90,300	164,504
Astro Malaysia Holdings Bhd	62,500	55,088
Axiata Group Bhd	120,100	227,221
Berjaya Sports Toto Bhd	41,139	37,646
British American Tobacco (Malaysia) Bhd	5,500	103,408
Bumi Armada Bhd	59,900	20,009
Bumiputra-Commerce Holdings Bhd	231,156	382,827
Dialog Group Bhd	176,122	80,089
DiGi.com Bhd	163,000	274,984
Felda Global Ventures Holdings Bhd	46,100	26,787
Gamuda Bhd	85,500	125,520
Genting Bhd	92,800	227,930
Genting Malaysia Bhd	135,800	163,913
Genting Plantations Bhd	10,000	27,818
Hong Leong Bank Bhd	24,100	95,250
Common Stocks - continued
	Shares	Value
Malaysia - continued
Hong Leong Credit Bhd	9,200	$ 41,836
IHH Healthcare Bhd	115,200	191,434
IJM Corp. Bhd	68,500	140,942
IOI Corp. Bhd	135,200	164,707
IOI Properties Group Sdn Bhd	72,600	43,611
Kuala Lumpur Kepong Bhd	22,400	139,210
Lafarge Malaysia Bhd	22,800	61,760
Malayan Banking Bhd	211,438	546,623
Malaysia Airports Holdings Bhd	40,261	72,894
Maxis Bhd	86,800	169,092
MISC Bhd	48,100	123,541
Petronas Chemicals Group Bhd	130,600	215,192
Petronas Dagangan Bhd	11,800	70,883
Petronas Gas Bhd	31,300	199,617
PPB Group Bhd	22,500	96,884
Public Bank Bhd	125,200	684,602
RHB Capital Bhd	22,092	48,990
SapuraKencana Petroleum Bhd	172,000	128,427
Sime Darby Bhd	135,937	345,709
Telekom Malaysia Bhd	47,416	98,625
Tenaga Nasional Bhd	155,300	625,995
UEM Land Holdings Bhd	66,700	24,152
UMW Holdings Bhd	27,400	81,835
YTL Corp. Bhd	187,426	87,860
YTL Power International Bhd	80,850	36,312
TOTAL MALAYSIA		6,557,827
Malta - 0.0%
Brait SA	15,074	114,738
Mauritius - 0.0%
Golden Agri-Resources Ltd.	315,900	100,271
Mexico - 1.0%
Alfa SA de CV Series A (a)	128,600	261,106
America Movil S.A.B. de CV Series L	1,518,600	1,594,619
CEMEX S.A.B. de CV unit	581,269	560,734
Coca-Cola FEMSA S.A.B. de CV Series L	20,000	159,992
Compartamos S.A.B. de CV	49,300	84,159
Controladora Commercial Mexicana S.A.B. de CV unit	21,100	67,940
El Puerto de Liverpool S.A.B. de CV Class C (a)	8,500	93,371
Embotelladoras Arca S.A.B. de CV	18,200	111,807
Fibra Uno Administracion SA de CV	107,500	268,224
Fomento Economico Mexicano S.A.B. de CV unit	88,300	800,467
Common Stocks - continued
	Shares	Value
Mexico - continued
Genomma Lab Internacional SA de CV (a)	42,300	$ 49,904
Gruma S.A.B. de CV Series B	7,600	91,639
Grupo Aeroportuario del Pacifico SA de CV Series B	14,000	99,675
Grupo Aeroportuario del Sureste SA de CV Series B	9,650	136,586
Grupo Bimbo S.A.B. de CV Series A (a)	75,200	201,945
Grupo Carso SA de CV Series A1	27,000	111,294
Grupo Comercial Chedraui S.A.B. de CV	15,700	47,114
Grupo Financiero Banorte S.A.B. de CV Series O	114,000	650,027
Grupo Financiero Inbursa S.A.B. de CV Series O	105,800	252,604
Grupo Financiero Santander Mexico S.A.B. de CV	82,900	168,912
Grupo Lala S.A.B. de CV (a)	29,700	60,147
Grupo Mexico SA de CV Series B	174,824	539,673
Grupo Televisa SA de CV	117,400	854,444
Industrias Penoles SA de CV	6,690	113,467
Kimberly-Clark de Mexico SA de CV Series A	73,200	162,364
Mexichem S.A.B. de CV (a)	44,121	126,364
Minera Frisco S.A.B. de CV (a)	25,300	21,009
OHL Mexico S.A.B. de CV (a)	33,400	67,292
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	11,700	134,517
Wal-Mart de Mexico SA de CV Series V	241,100	569,513
TOTAL MEXICO		8,460,909
Netherlands - 2.2%
AEGON NV	82,844	653,631
Airbus Group NV	26,908	1,864,782
Akzo Nobel NV	11,209	857,643
ASML Holding NV (Netherlands)	16,005	1,722,346
CNH Industrial NV	43,250	380,002
Delta Lloyd NV	10,040	189,868
Fiat Chrysler Automobiles NV (a)	41,191	613,393
Gemalto NV (e)	3,669	340,866
Heineken Holding NV	4,601	320,733
Heineken NV (Bearer)	10,515	828,351
ING Groep NV (Certificaten Van Aandelen)	176,495	2,707,708
Koninklijke Ahold NV	40,886	792,131
Koninklijke Boskalis Westminster NV	3,977	206,647
Koninklijke KPN NV	146,447	542,990
Koninklijke Philips Electronics NV	42,743	1,224,342
NN Group NV	7,347	214,185
OCI NV (a)	4,070	121,340
QIAGEN NV (a)	10,642	255,892
Randstad Holding NV	5,804	346,155
Common Stocks - continued
	Shares	Value
Netherlands - continued
Reed Elsevier NV	32,182	$ 776,147
Royal DSM NV	7,804	445,067
STMicroelectronics NV	28,887	230,391
TNT Express NV	20,524	175,194
Unilever NV (Certificaten Van Aandelen) (Bearer)	74,551	3,251,960
Vopak NV	3,346	175,624
Wolters Kluwer NV	13,509	437,659
TOTAL NETHERLANDS		19,675,047
New Zealand - 0.1%
Auckland International Airport Ltd.	41,618	146,436
Contact Energy Ltd.	14,926	64,708
Fletcher Building Ltd.	31,449	199,469
Meridian Energy Ltd.	62,596	104,621
Mighty River Power Ltd.	29,000	66,624
Ryman Healthcare Group Ltd.	18,025	112,124
Spark New Zealand Ltd.	86,295	195,618
TOTAL NEW ZEALAND		889,600
Norway - 0.4%
DNB ASA	44,671	793,590
Gjensidige Forsikring ASA	9,567	166,434
Norsk Hydro ASA	60,571	286,852
Orkla ASA	36,847	289,348
Statoil ASA	50,858	1,078,208
Telenor ASA	34,379	776,456
Yara International ASA	8,345	427,577
TOTAL NORWAY		3,818,465
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	9,018	100,821
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	84,890	107,789
Aboitiz Power Corp.	70,500	67,869
Alliance Global Group, Inc.	78,800	44,862
Ayala Corp.	9,720	169,934
Ayala Land, Inc.	315,400	273,231
Bank of the Philippine Islands (BPI)	35,821	81,333
BDO Unibank, Inc.	75,613	184,732
DMCI Holdings, Inc.	206,550	69,444
Globe Telecom, Inc.	1,340	65,536
International Container Terminal Services, Inc.	26,730	65,904
Common Stocks - continued
	Shares	Value
Philippines - continued
JG Summit Holdings, Inc.	116,160	$ 186,158
Jollibee Food Corp.	19,430	86,665
Megaworld Corp.	540,800	64,244
Metro Pacific Investments Corp.	612,900	62,231
Metropolitan Bank & Trust Co.	15,846	33,031
Philippine Long Distance Telephone Co.	4,360	273,061
PNOC Energy Development Corp.	434,100	78,812
SM Investments Corp.	7,112	143,547
SM Prime Holdings, Inc.	394,100	164,830
Universal Robina Corp.	39,880	194,685
TOTAL PHILIPPINES		2,417,898
Poland - 0.3%
Alior Bank SA (a)	1,812	44,295
Bank Handlowy w Warszawie SA	1,424	45,095
Bank Millennium SA	22,073	44,945
Bank Polska Kasa Opieki SA	5,843	304,336
Bank Zachodni WBK SA	1,548	159,881
BRE Bank SA	685	88,749
Cyfrowy Polsat SA	9,245	64,512
ENEA SA	11,615	52,592
Energa SA	8,895	61,798
Eurocash SA	4,224	42,934
Getin Noble Bank SA (a)	50,626	25,173
Grupa Lotos SA (a)	4,527	38,720
Jastrzebska Spolka Weglowa SA (a)	1,239	4,939
KGHM Polska Miedz SA (Bearer)	6,372	223,826
LPP SA	45	95,629
NG2 SA	1,000	52,919
Polish Oil & Gas Co. SA	76,451	138,042
Polska Grupa Energetyczna SA	38,464	221,711
Polski Koncern Naftowy Orlen SA	14,941	284,223
Powszechna Kasa Oszczednosci Bank SA	39,659	397,708
Powszechny Zaklad Ubezpieczen SA	2,585	337,464
Synthos SA	26,883	35,248
Tauron Polska Energia SA	48,438	64,856
Telekomunikacja Polska SA	30,931	87,641
Zaklady Azotowe w Tarnowie-Moscicach SA	1,912	43,553
TOTAL POLAND		2,960,789
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	1,647,298	164,040
Common Stocks - continued
	Shares	Value
Portugal - continued
Banco Espirito Santo SA (Reg.) (a)	82,039	$ 0
Energias de Portugal SA	104,330	417,154
Galp Energia SGPS SA Class B	17,023	232,529
Jeronimo Martins SGPS SA	10,975	160,097
TOTAL PORTUGAL		973,820
Qatar - 0.2%
Barwa Real Estate Co. (a)	4,718	65,068
Commercial Bank of Qatar (a)	3,520	54,541
Doha Bank (a)	2,700	40,575
Gulf International Services QSC (a)	2,400	58,814
Industries Qatar QSC (a)	7,040	280,637
Masraf al Rayan (a)	16,331	217,600
Qatar Electricity & Water Co. (a)	1,383	80,587
Qatar Islamic Bank (a)	2,372	65,492
Qatar National Bank SAQ (a)	7,961	433,049
Qatar Telecom (Qtel) Q.S.C. (a)	3,785	103,465
Vodafone Qatar QSC (a)	16,535	76,771
TOTAL QATAR		1,476,599
Russia - 0.8%
Alrosa Co. Ltd. (a)	87,000	115,510
Federal Grid Co. of Unified Energy System (a)	3,696,897	5,096
Gazprom OAO sponsored ADR (Reg. S)	269,125	1,576,790
LUKOIL Oil Co. sponsored ADR (United Kingdom)	23,214	1,187,524
Magnit OJSC GDR (Reg. S)	11,827	648,860
Megafon OJSC GDR	4,169	70,714
MMC Norilsk Nickel OJSC ADR	25,255	475,742
Mobile TeleSystems OJSC sponsored ADR	22,991	277,731
Moscow Exchange MICEX-RTS OAO	60,675	90,700
NOVATEK OAO GDR (Reg. S)	4,144	401,245
Rosneft Oil Co. OJSC GDR (Reg. S)	52,529	259,189
Rostelecom sponsored ADR	5,080	47,673
RusHydro JSC sponsored ADR	59,564	71,669
Sberbank of Russia (a)	1,860	2,777
Sberbank of Russia sponsored ADR	125,327	743,850
Severstal PAO GDR (Reg. S)	9,906	109,813
Sistema JSFC sponsored GDR	8,703	65,379
Surgutneftegas OJSC sponsored ADR	59,387	430,128
Tatneft OAO sponsored ADR	11,067	379,622
Common Stocks - continued
	Shares	Value
Russia - continued
Uralkali OJSC GDR (Reg. S)	12,267	$ 180,422
VTB Bank OJSC sponsored GDR (Reg. S)	120,520	298,086
TOTAL RUSSIA		7,438,520
Singapore - 1.0%
Ascendas Real Estate Investment Trust	96,800	180,695
CapitaCommercial Trust (REIT)	90,000	115,289
CapitaLand Ltd.	119,500	333,249
CapitaMall Trust	105,900	175,273
City Developments Ltd.	18,900	152,406
ComfortDelgro Corp. Ltd.	95,700	222,037
DBS Group Holdings Ltd.	79,391	1,265,384
Global Logistic Properties Ltd.	142,100	295,326
Hutchison Port Holdings Trust	254,000	171,450
Jardine Cycle & Carriage Ltd.	5,100	155,752
Keppel Corp. Ltd.	65,800	433,628
Oversea-Chinese Banking Corp. Ltd.	137,154	1,107,017
Sembcorp Industries Ltd.	45,100	154,060
Sembcorp Marine Ltd.	40,500	90,905
Singapore Airlines Ltd.	24,000	221,282
Singapore Exchange Ltd.	36,400	234,377
Singapore Press Holdings Ltd.	73,600	233,059
Singapore Technologies Engineering Ltd.	68,900	188,496
Singapore Telecommunications Ltd.	364,800	1,221,330
StarHub Ltd.	28,600	91,428
Suntec (REIT)	103,600	138,582
United Overseas Bank Ltd.	59,047	1,092,851
UOL Group Ltd.	22,085	133,191
Wilmar International Ltd.	89,200	219,764
Yangzijiang Shipbuilding Holdings Ltd.	91,000	100,752
TOTAL SINGAPORE		8,727,583
South Africa - 1.7%
African Bank Investments Ltd. (a)	42,096	0
African Rainbow Minerals Ltd.	5,796	52,863
Anglo American Platinum Ltd. (a)	2,472	67,981
AngloGold Ashanti Ltd. (a)	18,718	212,570
Aspen Pharmacare Holdings Ltd.	15,633	475,708
Assore Ltd.	947	9,182
Barclays Africa Group Ltd.	15,208	243,635
Barloworld Ltd.	9,655	77,183
Bidvest Group Ltd.	14,443	391,759
Common Stocks - continued
	Shares	Value
South Africa - continued
Coronation Fund Managers Ltd.	9,629	$ 73,657
Discovery Ltd.	16,565	183,916
Exxaro Resources Ltd.	6,109	49,935
FirstRand Ltd. (g)	154,520	738,163
Foschini Ltd.	8,711	129,022
Gold Fields Ltd. (g)	36,525	168,633
Growthpoint Properties Ltd.	101,566	238,286
Impala Platinum Holdings Ltd. (a)(g)	25,578	141,906
Imperial Holdings Ltd.	8,727	146,344
Investec Ltd.	11,522	109,532
Kumba Iron Ore Ltd.	2,927	39,406
Liberty Holdings Ltd.	4,929	68,696
Life Healthcare Group Holdings Ltd.	40,963	140,523
Massmart Holdings Ltd. (g)	5,466	68,925
Mediclinic International Ltd.	17,251	182,918
MMI Holdings Ltd.	48,690	138,544
Mr Price Group Ltd. (g)	11,140	238,171
MTN Group Ltd. (g)	75,966	1,526,185
Nampak Ltd. (g)	29,150	104,508
Naspers Ltd. Class N (g)	18,136	2,852,411
Nedbank Group Ltd. (g)	9,207	198,733
Netcare Ltd.	43,599	152,718
Pick 'n Pay Stores Ltd. (g)	12,258	58,836
Pretoria Portland Cement Co. Ltd. (g)	29,427	42,101
Rand Merchant Insurance Holdings Ltd.	32,407	127,544
Redefine Properties Ltd.	165,460	167,738
Remgro Ltd. (g)	22,071	491,095
Resilient Property Income Fund Ltd.	12,222	102,194
RMB Holdings Ltd. (g)	32,487	195,857
Sanlam Ltd.	83,521	540,390
Sappi Ltd. (a)	24,961	102,393
Sasol Ltd. (g)	25,217	1,015,324
Shoprite Holdings Ltd.	20,783	297,343
Spar Group Ltd.	7,335	117,767
Standard Bank Group Ltd. (g)	55,430	813,540
Steinhoff International Holdings Ltd. (g)	98,322	624,665
Telkom SA Ltd. (a)	10,188	70,225
Tiger Brands Ltd.	7,276	189,603
Truworths International Ltd.	17,703	129,049
Tsogo Sun Holdings Ltd.	20,000	46,569
Common Stocks - continued
	Shares	Value
South Africa - continued
Vodacom Group Ltd.	17,114	$ 213,331
Woolworths Holdings Ltd. (g)	42,232	317,798
TOTAL SOUTH AFRICA		14,885,375
Spain - 2.5%
Abertis Infraestructuras SA	18,848	347,312
ACS Actividades de Construccion y Servicios SA	7,793	274,592
Aena SA	2,727	255,649
Amadeus IT Holding SA Class A	20,452	932,242
Banco Bilbao Vizcaya Argentaria SA	289,099	2,904,892
Banco de Sabadell SA (e)	201,517	538,948
Banco Popular Espanol SA	80,169	417,124
Banco Popular Espanol SA rights 4/30/15	80,169	1,523
Banco Santander SA	13,716	103,529
Banco Santander SA (Spain)	644,354	4,871,686
Bankia SA (a)	208,307	290,903
Bankinter SA	30,117	227,768
CaixaBank SA	105,280	528,038
Distribuidora Internacional de Alimentacion SA	28,000	224,249
Enagas SA	9,160	282,107
Endesa SA	14,820	293,633
Ferrovial SA	18,596	421,719
Gas Natural SDG SA	16,190	398,081
Grifols SA	6,863	291,208
Iberdrola SA	236,049	1,579,945
Inditex SA	49,977	1,603,716
International Consolidated Airlines Group SA (a)	37,926	316,348
International Consolidated Airlines Group SA CDI (a)	3,400	28,198
MAPFRE SA (Reg.)	42,897	159,410
Red Electrica Corporacion SA	4,861	407,959
Repsol YPF SA	47,502	979,205
Telefonica SA	204,978	3,119,856
Zardoya Otis SA	7,238	93,314
TOTAL SPAIN		21,893,154
Sweden - 2.0%
Alfa Laval AB	14,431	269,368
ASSA ABLOY AB (B Shares)	15,318	888,656
Atlas Copco AB:
(A Shares)	30,713	958,645
(B Shares)	17,927	499,168
Boliden AB	12,286	266,922
Common Stocks - continued
	Shares	Value
Sweden - continued
Electrolux AB (B Shares)	10,910	$ 326,674
Elekta AB (B Shares) (e)	17,463	163,405
Getinge AB (B Shares)	9,159	222,609
H&M Hennes & Mauritz AB (B Shares)	43,534	1,730,771
Hakon Invest AB	3,317	123,047
Hexagon AB (B Shares)	11,472	424,926
Husqvarna AB (B Shares)	18,158	134,309
Industrivarden AB (C Shares)	7,822	162,978
Investment AB Kinnevik (B Shares)	10,819	372,854
Investor AB (B Shares)	20,920	852,443
Lundin Petroleum AB (a)	10,163	164,506
Nordea Bank AB	139,012	1,766,168
Sandvik AB	48,579	613,994
Securitas AB (B Shares)	14,506	216,931
Skandinaviska Enskilda Banken AB (A Shares)	69,598	879,488
Skanska AB (B Shares)	17,522	389,920
SKF AB (B Shares)	17,797	434,692
Svenska Cellulosa AB (SCA) (B Shares)	26,626	673,504
Svenska Handelsbanken AB (A Shares)	22,852	1,054,825
Swedbank AB (A Shares)	41,567	966,544
Swedish Match Co. AB	9,134	281,182
Tele2 AB (B Shares)	14,959	199,520
Telefonaktiebolaget LM Ericsson (B Shares)	139,188	1,522,269
TeliaSonera AB	119,393	742,282
Volvo AB (B Shares)	70,158	969,247
TOTAL SWEDEN		18,271,847
Switzerland - 6.3%
ABB Ltd. (Reg.)	100,351	2,198,935
Actelion Ltd.	4,643	610,930
Adecco SA (Reg.)	7,845	639,342
Aryzta AG	4,041	272,675
Baloise Holdings AG	2,127	276,800
Barry Callebaut AG (a)	98	118,886
Coca-Cola HBC AG	9,578	202,064
Compagnie Financiere Richemont SA Series A	23,850	2,125,821
Credit Suisse Group AG	69,785	1,847,004
Ems-Chemie Holding AG	365	153,187
Geberit AG (Reg.)	1,737	615,200
Givaudan SA	422	789,636
Holcim Ltd. (Reg.)	10,438	838,490
Julius Baer Group Ltd.	10,310	539,633
Common Stocks - continued
	Shares	Value
Switzerland - continued
Kuehne & Nagel International AG	2,439	$ 365,812
Lindt & Spruengli AG	5	321,620
Lindt & Spruengli AG (participation certificate)	43	234,975
Lonza Group AG	2,411	340,891
Nestle SA	147,526	11,445,687
Novartis AG	105,244	10,742,486
Pargesa Holding SA	1,461	106,415
Partners Group Holding AG	811	254,197
Roche Holding AG (participation certificate)	32,141	9,197,311
Schindler Holding AG:
(participation certificate)	1,991	336,813
(Reg.)	952	158,590
SGS SA (Reg.)	249	482,461
Sika AG (Bearer)	100	343,235
Sonova Holding AG Class B	2,474	341,795
Sulzer AG (Reg.)	1,090	121,631
Swatch Group AG (Bearer)	1,370	612,466
Swatch Group AG (Bearer) (Reg.)	2,454	217,437
Swiss Life Holding AG	1,440	341,713
Swiss Prime Site AG	2,633	230,855
Swiss Re Ltd.	16,121	1,430,052
Swisscom AG	1,076	639,689
Syngenta AG (Switzerland)	4,240	1,418,830
Transocean Ltd. (Switzerland) (e)	16,776	300,522
UBS Group AG	166,970	3,335,615
Zurich Insurance Group AG	6,841	2,111,498
TOTAL SWITZERLAND		56,661,199
Taiwan - 2.7%
Acer, Inc. (a)	117,288	76,977
Advanced Semiconductor Engineering, Inc.	279,916	396,956
Advantech Co. Ltd.	13,994	115,832
Asia Cement Corp.	101,466	128,547
Asia Pacific Telecom Co. Ltd.	71,000	30,601
ASUSTeK Computer, Inc.	32,000	340,103
AU Optronics Corp.	402,000	201,742
Catcher Technology Co. Ltd.	29,000	340,887
Cathay Financial Holding Co. Ltd.	376,285	659,783
Chang Hwa Commercial Bank	222,003	135,916
Cheng Shin Rubber Industry Co. Ltd.	73,899	177,111
Chicony Electronics Co. Ltd.	21,220	61,319
China Airlines Ltd. (a)	122,490	65,193
Common Stocks - continued
	Shares	Value
Taiwan - continued
China Development Finance Holding Corp.	633,800	$ 264,894
China Life Insurance Co. Ltd.	135,471	143,760
China Motor Co. Ltd.	21,000	17,828
China Steel Corp.	547,426	460,270
Chinatrust Financial Holding Co. Ltd.	633,724	494,547
Chunghwa Telecom Co. Ltd.	178,000	574,458
Clevo Co. Ltd.	27,161	42,968
Compal Electronics, Inc.	188,000	171,880
CTCI Corp.	29,000	51,038
Delta Electronics, Inc.	84,000	507,412
E.SUN Financial Holdings Co. Ltd.	287,351	197,034
ECLAT Textile Co. Ltd.	8,240	110,850
EPISTAR Corp.	40,000	62,692
EVA Airways Corp. (a)	87,652	69,118
Evergreen Marine Corp. (Taiwan) (a)	72,000	49,017
Far Eastern Department Stores Co. Ltd.	49,468	39,815
Far Eastern Textile Ltd.	148,691	163,615
Far EasTone Telecommunications Co. Ltd.	73,000	174,241
Farglory Land Development Co. Ltd.	21,398	25,607
First Financial Holding Co. Ltd.	337,178	212,484
Formosa Chemicals & Fibre Corp.	147,590	376,854
Formosa International Hotel Corp.	1,210	12,939
Formosa Petrochemical Corp.	54,000	139,293
Formosa Plastics Corp.	191,480	493,299
Formosa Taffeta Co. Ltd.	34,000	40,521
Foxconn Technology Co. Ltd.	41,413	118,319
Fubon Financial Holding Co. Ltd.	303,398	654,823
Giant Manufacturing Co. Ltd.	12,000	103,637
Hermes Microvision, Inc.	2,000	141,710
Highwealth Construction Corp.	24,600	64,420
HIWIN Technologies Corp.	10,324	79,050
Hon Hai Precision Industry Co. Ltd. (Foxconn)	575,696	1,729,381
Hotai Motor Co. Ltd.	11,000	190,720
HTC Corp. (a)	29,000	119,784
Hua Nan Financial Holdings Co. Ltd.	269,883	166,110
Innolux Corp.	368,427	191,275
Inotera Memories, Inc. (a)	107,000	124,203
Inventec Corp.	117,280	83,099
Kinsus Interconnect Technology Corp.	14,000	42,924
Largan Precision Co. Ltd.	5,000	502,841
Lite-On Technology Corp.	98,570	124,878
MediaTek, Inc.	64,970	837,953
Common Stocks - continued
	Shares	Value
Taiwan - continued
Mega Financial Holding Co. Ltd.	448,632	$ 399,910
Merida Industry Co. Ltd.	9,300	69,843
Nan Ya Plastics Corp.	219,780	541,807
Novatek Microelectronics Corp.	27,000	141,938
Pegatron Corp.	72,000	214,641
Phison Electronics Corp.	7,000	65,026
Pou Chen Corp.	97,000	136,350
Powertech Technology, Inc.	27,000	50,075
President Chain Store Corp.	25,000	185,300
Quanta Computer, Inc.	122,000	306,733
Radiant Opto-Electronics Corp.	22,241	73,348
Realtek Semiconductor Corp.	20,090	62,974
Ruentex Development Co. Ltd.	29,703	52,857
Ruentex Industries Ltd.	23,015	56,587
ScinoPharm Taiwan Ltd.	7,363	12,357
Shin Kong Financial Holding Co. Ltd.	365,412	118,718
Siliconware Precision Industries Co. Ltd.	136,000	223,422
Simplo Technology Co. Ltd.	14,200	70,708
Sinopac Holdings Co.	337,916	153,367
Standard Foods Corp.	12,944	32,121
Synnex Technology International Corp.	58,000	82,381
Taishin Financial Holdings Co. Ltd.	357,541	164,026
Taiwan Business Bank	168,473	55,560
Taiwan Cement Corp.	152,000	216,391
Taiwan Cooperative Financial Holding Co. Ltd.	291,750	157,659
Taiwan Fertilizer Co. Ltd.	40,000	73,663
Taiwan Glass Industry Corp.	44,225	31,769
Taiwan Mobile Co. Ltd.	77,600	273,650
Taiwan Semiconductor Manufacturing Co. Ltd.	1,127,000	5,425,685
TECO Electric & Machinery Co. Ltd.	85,000	82,846
Transcend Information, Inc.	10,000	38,529
U-Ming Marine Transport Corp.	23,000	34,583
Unified-President Enterprises Corp.	209,231	343,640
Unimicron Technology Corp.	50,000	29,877
United Microelectronics Corp.	527,000	252,495
Vanguard International Semiconductor Corp.	36,000	55,600
Walsin Lihwa Corp. (a)	166,000	49,053
Wan Hai Lines Ltd.	25,000	27,754
Wistron Corp.	113,047	96,525
WPG Holding Co. Ltd.	58,000	72,723
Yang Ming Marine Transport Corp. (a)	61,000	31,968
Common Stocks - continued
	Shares	Value
Taiwan - continued
Yuanta Financial Holding Co. Ltd.	379,194	$ 221,009
Yulon Motor Co. Ltd.	45,000	58,847
TOTAL TAIWAN		23,746,843
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	46,300	337,187
Airports of Thailand PCL	1,700	14,960
Airports of Thailand PCL (For. Reg.)	18,600	163,678
Bangkok Bank PCL	18,400	103,572
Bangkok Bank PCL (For. Reg.)	21,000	118,207
Bangkok Dusit Medical Services PCL (For. Reg.)	139,100	85,262
Banpu PCL (For. Reg.)	46,300	40,743
BEC World PCL (For. Reg.)	47,900	58,503
BTS Group Holdings PCL	234,500	65,821
Bumrungrad Hospital PCL (For. Reg.)	15,100	73,541
C.P. ALL PCL (For. Reg.)	193,700	246,864
Central Pattana PCL (For. Reg.)	63,300	80,674
Charoen Pokphand Foods PCL	20,600	13,940
Charoen Pokphand Foods PCL (For. Reg.)	105,500	71,390
Delta Electronics PCL (For. Reg.)	20,000	50,675
Energy Absolute PCL	46,200	36,800
Glow Energy PCL (For. Reg.)	21,000	54,483
Home Product Center PCL (For. Reg.)	197,066	43,055
Indorama Ventures PCL	18,300	13,716
Indorama Ventures PCL:
warrants 8/24/17 (a)	4,070	299
warrants 8/24/18 (a)	3,131	179
(For. Reg.)	40,700	30,505
IRPC PCL	106,000	14,796
IRPC PCL (For. Reg.)	378,700	52,861
Kasikornbank PCL	23,500	149,750
Kasikornbank PCL (For. Reg.)	58,300	371,507
Krung Thai Bank PCL	22,600	13,716
Krung Thai Bank PCL (For. Reg.)	137,855	83,663
Minor International PCL	15,000	15,020
Minor International PCL (For. Reg.)	68,970	69,064
PTT Exploration and Production PCL (For. Reg.)	64,444	228,795
PTT Global Chemical PCL (For. Reg.)	76,039	148,248
PTT PCL (For. Reg.)	45,600	492,599
Siam Cement PCL	1,700	27,547
Siam Cement PCL (For. Reg.)	16,400	265,744
Siam Commercial Bank PCL (For. Reg.)	69,400	334,838
Common Stocks - continued
	Shares	Value
Thailand - continued
Thai Oil PCL (For. Reg.)	38,800	$ 68,876
Thai Union Frozen Products PCL (For. Reg.)	72,000	44,570
TMB PCL (For. Reg.)	576,200	45,460
True Corp. PCL (For. Reg.) (a)	377,932	139,911
TOTAL THAILAND		4,271,019
Turkey - 0.3%
Akbank T.A.S.	98,437	286,921
Anadolu Efes Biracilik Ve Malt Sanayii A/S	10,060	84,693
Arcelik A/S	11,647	62,754
Bim Birlesik Magazalar A/S JSC	9,733	180,268
Coca-Cola Icecek Sanayi A/S	3,209	54,452
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	83,855	96,951
Enka Insaat ve Sanayi A/S	21,313	45,854
Eregli Demir ve Celik Fabrikalari T.A.S.	66,789	112,456
Ford Otomotiv Sanayi A/S	3,001	37,111
Haci Omer Sabanci Holding A/S	39,117	142,997
Koc Holding A/S	29,525	139,748
Koza Altin Isletmeleri A/S	1,096	11,421
Petkim Petrokimya Holding A/S	17,000	23,917
TAV Havalimanlari Holding A/S	6,922	60,865
Tofas Turk Otomobil Fabrikasi A/S	7,004	42,979
Tupras Turkiye Petrol Rafinelleri A/S	6,133	148,931
Turk Hava Yollari AO (a)	21,476	71,356
Turk Sise ve Cam Fabrikalari A/S	28,161	36,036
Turk Telekomunikasyon A/S	25,096	69,393
Turkcell Iletisim Hizmet A/S	41,287	183,833
Turkiye Garanti Bankasi A/S	104,794	333,429
Turkiye Halk Bankasi A/S	27,965	141,782
Turkiye Is Bankasi A/S Series C	74,240	167,225
Turkiye Vakiflar Bankasi TAO	35,761	63,558
Ulker Biskuvi Sanayi A/S	7,820	59,836
Yapi ve Kredi Bankasi A/S	38,368	60,152
TOTAL TURKEY		2,718,918
United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC (a)	46,500	94,571
Aldar Properties PJSC (a)	144,862	108,855
Arabtec Holding Co. (a)	100,257	80,796
DP World Ltd.	7,597	175,339
Dubai Financial Market PJSC (a)	92,909	55,397
Dubai Islamic Bank Pakistan Ltd. (a)	47,720	90,426
Common Stocks - continued
	Shares	Value
United Arab Emirates - continued
Emaar Properties PJSC	160,416	$ 359,882
First Gulf Bank PJSC	41,334	171,618
National Bank of Abu Dhabi PJSC (a)	30,142	91,092
TOTAL UNITED ARAB EMIRATES		1,227,976
United Kingdom - 13.0%
3i Group PLC	44,113	341,732
Aberdeen Asset Management PLC	42,458	308,308
Admiral Group PLC	8,895	212,107
Aggreko PLC	11,894	300,028
Amec Foster Wheeler PLC	17,035	238,510
Anglo American PLC (United Kingdom)	63,633	1,078,104
Antofagasta PLC	18,045	215,986
ARM Holdings PLC	64,076	1,088,740
Ashtead Group PLC	22,558	386,815
Associated British Foods PLC	16,309	712,022
AstraZeneca PLC (United Kingdom)	57,767	3,964,354
Aviva PLC	183,088	1,473,028
Babcock International Group PLC	13,981	215,670
BAE Systems PLC	144,427	1,118,906
Barclays PLC	752,446	2,943,909
BG Group PLC	156,095	2,827,435
BHP Billiton PLC	96,510	2,319,761
BP PLC	803,218	5,793,130
BP PLC sponsored ADR	5,120	220,979
British American Tobacco PLC (United Kingdom)	85,288	4,686,033
British Land Co. PLC	44,719	569,556
BT Group PLC	372,672	2,599,234
Bunzl PLC	15,481	435,284
Burberry Group PLC	20,457	545,363
Capita Group PLC	29,953	524,273
Carnival PLC	8,449	384,406
Carphone Warehouse Group PLC	43,518	282,425
Centrica PLC	226,965	886,182
Cobham PLC	52,769	239,381
Compass Group PLC	76,143	1,346,036
Croda International PLC	6,191	268,669
Diageo PLC	114,816	3,187,565
Direct Line Insurance Group PLC	68,705	335,421
easyJet PLC	7,372	203,841
Fresnillo PLC	9,792	108,604
G4S PLC (United Kingdom)	69,973	313,865
Common Stocks - continued
	Shares	Value
United Kingdom - continued
GKN PLC	76,144	$ 408,405
GlaxoSmithKline PLC	222,389	5,136,451
Hammerson PLC	36,148	370,357
Hargreaves Lansdown PLC	11,109	208,680
HSBC Holdings PLC (United Kingdom)	897,232	8,962,904
ICAP PLC	24,789	210,750
IMI PLC	12,604	241,525
Imperial Tobacco Group PLC	43,756	2,136,628
Inmarsat PLC	19,546	300,980
InterContinental Hotel Group PLC	10,828	463,065
Intertek Group PLC	7,227	288,831
Intu Properties PLC	42,769	224,367
Investec PLC	24,914	237,901
ITV PLC	175,325	680,702
J Sainsbury PLC	57,605	239,526
Johnson Matthey PLC	9,362	478,668
Kingfisher PLC	107,986	580,159
Land Securities Group PLC	36,325	695,135
Legal & General Group PLC	272,860	1,084,640
Lloyds Banking Group PLC	2,614,282	3,096,038
London Stock Exchange Group PLC	14,347	558,463
Marks & Spencer Group PLC	74,912	634,393
Meggitt PLC	37,171	300,393
Melrose PLC	45,149	183,214
Merlin Entertainments PLC	32,383	216,368
National Grid PLC	172,209	2,316,788
Next PLC	6,995	786,451
Old Mutual PLC	224,525	805,399
Pearson PLC	37,511	758,056
Persimmon PLC	14,009	363,734
Prudential PLC	117,626	2,928,599
Reckitt Benckiser Group PLC	29,583	2,633,019
Reed Elsevier PLC	51,998	860,585
Rexam PLC	32,049	284,460
Rio Tinto PLC	58,148	2,602,187
Rolls-Royce Group PLC	86,188	1,374,087
Royal & Sun Alliance Insurance Group PLC	46,856	306,521
Royal Bank of Scotland Group PLC (a)	116,520	603,693
Royal Dutch Shell PLC:
Class A (Netherlands)	17,247	546,854
Class A (United Kingdom)	156,661	4,939,563
Class A sponsored ADR	2,561	162,444
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal Dutch Shell PLC: - continued
Class B (United Kingdom)	111,581	$ 3,572,358
Royal Mail PLC	30,734	219,581
SABMiller PLC	44,256	2,342,598
Sage Group PLC	48,231	358,607
Schroders PLC	5,715	283,455
Scottish & Southern Energy PLC	45,140	1,069,534
Segro PLC	34,364	225,753
Severn Trent PLC	10,933	356,021
Sky PLC	47,284	779,616
Smith & Nephew PLC	40,857	695,362
Smiths Group PLC	17,547	307,185
Sports Direct International PLC (a)	11,587	109,525
Standard Chartered PLC (United Kingdom)	113,037	1,850,666
Standard Life PLC	89,576	640,308
Tate & Lyle PLC	21,495	195,820
Tesco PLC	371,363	1,251,743
The Weir Group PLC	9,985	287,074
Travis Perkins PLC	11,231	356,980
Tullow Oil PLC	41,634	264,337
Unilever PLC	58,676	2,572,033
United Utilities Group PLC	31,140	463,245
Vodafone Group PLC	1,187,853	4,185,054
Vodafone Group PLC sponsored ADR	2,563	90,218
Whitbread PLC	8,288	665,521
William Hill PLC	38,644	213,513
WM Morrison Supermarkets PLC	95,356	271,887
TOTAL UNITED KINGDOM		116,514,639
United States of America - 0.0%
Southern Copper Corp.	7,273	236,954
TOTAL COMMON STOCKS (Cost $804,308,648)		856,500,935
Nonconvertible Preferred Stocks - 1.4%

Brazil - 0.7%
AES Tiete SA (PN) (non-vtg.)	3,600	20,671
Banco Bradesco SA (PN)	113,408	1,210,508
Banco do Estado Rio Grande do Sul SA	8,100	31,427
Bradespar SA (PN)	9,600	38,394
Braskem SA (PN-A)	6,900	28,855
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	9,900	$ 29,079
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	6,200	209,894
Companhia Energetica de Minas Gerais (CEMIG) (PN)	35,687	172,338
Companhia Energetica de Sao Paulo Series B	9,600	60,539
Companhia Paranaense de Energia-Copel (PN-B)	3,900	43,894
Gerdau SA (PN)	38,600	128,754
Itau Unibanco Holding SA	125,953	1,610,703
Itausa-Investimentos Itau SA (PN)	147,248	518,529
Lojas Americanas SA (PN)	24,497	136,350
Metalurgica Gerdau SA (PN)	11,700	38,211
Oi SA (PN) (a)	12,884	24,161
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	190,300	824,247
Suzano Papel e Celulose SA	13,200	66,154
Telefonica Brasil SA	13,100	217,395
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	15,100	29,920
Vale SA (PN-A)	88,700	534,328
TOTAL BRAZIL		5,974,351
Chile - 0.0%
Embotelladora Andina SA Class B	10,186	32,456
Sociedad Quimica y Minera de Chile SA (PN-B)	4,060	88,614
TOTAL CHILE		121,070
Colombia - 0.1%
Banco Davivienda SA	5,567	64,738
Bancolombia SA (PN)	19,598	214,410
Grupo Aval Acciones y Valores SA	161,291	81,932
Grupo de Inversiones Suramerica SA	3,962	59,047
Inversiones Argos SA	5,290	40,241
TOTAL COLOMBIA		460,368
France - 0.0%
Air Liquide SA	826	107,787
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,548	232,833
FUCHS PETROLUB AG	3,079	129,698
Henkel AG & Co. KGaA	8,049	934,951
Porsche Automobil Holding SE (Germany)	6,990	663,235
Volkswagen AG	7,475	1,924,407
TOTAL GERMANY		3,885,124
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	298,411	$ 287,189
Korea (South) - 0.2%
Hyundai Motor Co.	1,219	134,676
Hyundai Motor Co. Series 2	1,709	193,572
LG Chemical Ltd.	514	87,805
Samsung Electronics Co. Ltd.	957	968,453
TOTAL KOREA (SOUTH)		1,384,506
Russia - 0.0%
AK Transneft OAO (a)	69	162,514
Sberbank of Russia (a)	24,295	23,583
Surgutneftegas OJSC (a)	111,433	84,007
TOTAL RUSSIA		270,104
United Kingdom - 0.0%
Rolls-Royce Group PLC	11,917,602	18,294
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,503,515)		12,508,793
Nonconvertible Bonds - 0.0%
		Principal Amount (d)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	13,925
Government Obligations - 0.4%

United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.14% 6/25/15 to 2/4/16 (h) (Cost $3,496,721)		$ 3,500,000	3,496,628
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	19,882,541	$ 19,882,541
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	3,920,020	3,920,020
TOTAL MONEY MARKET FUNDS (Cost $23,802,561)		23,802,561
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $846,125,404)		896,322,842
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,601,505)
NET ASSETS - 100%		$ 893,721,337
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
186 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2015	$ 17,616,060	$ 711,880
105 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2015	5,453,175	448,639
12 TME S&P/TSX 60 Index Contracts (Canada)	June 2015	1,759,867	42,355
TOTAL EQUITY INDEX CONTRACTS		$ 24,829,102	$ 1,202,874

The face value of futures purchased as a percentage of net assets is 2.8%
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,795 or 0.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $414,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,661
Fidelity Securities Lending Cash Central Fund	95,983
Total	$ 113,644
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 102,294,963	$ 23,690,683	$ 78,604,280	$ -
Consumer Staples	83,185,018	19,862,154	62,626,776	696,088
Energy	65,034,990	24,274,130	40,760,860	-
Financials	239,811,069	109,266,916	130,544,153	-
Health Care	77,055,421	10,906,575	66,057,238	91,608
Industrials	95,818,885	24,523,053	71,295,832	-
Information Technology	65,512,875	23,272,807	42,240,068	-
Materials	66,042,070	21,082,074	44,867,409	92,587
Telecommunication Services	44,781,724	11,847,195	32,934,529	-
Utilities	29,472,713	9,858,357	19,614,356	-
Corporate Bonds	13,925	-	13,925	-
Government Obligations	3,496,628	-	3,496,628	-
Money Market Funds	23,802,561	23,802,561	-	-
Total Investments in Securities:	$ 896,322,842	$ 302,386,505	$ 593,056,054	$ 880,283
Derivative Instruments:
Assets
Futures Contracts	$ 1,202,874	$ 1,202,874	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 162,615,289
Level 2 to Level 1	$ 104,874,408
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,202,874	$ -
Total Value of Derivatives	$ 1,202,874	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,734,766) - See accompanying schedule: Unaffiliated issuers (cost $822,322,843)	$ 872,520,281
Fidelity Central Funds (cost $23,802,561)	23,802,561
Total Investments (cost $846,125,404)		$ 896,322,842
Segregated cash with brokers for derivative instruments		446,852
Foreign currency held at value (cost $1,286,351)		1,286,351
Receivable for fund shares sold		1,240,426
Dividends receivable		3,093,252
Interest receivable		9
Distributions receivable from Fidelity Central Funds		33,856
Receivable from investment adviser for expense reductions		73,641
Other receivables		1,186
Total assets		902,498,415

Liabilities
Payable for investments purchased Regular delivery	$ 3,392,360
Delayed delivery	319,727
Payable for fund shares redeemed	577,554
Accrued management fee	145,959
Payable for daily variation margin for derivative instruments	304,975
Other affiliated payables	46,474
Other payables and accrued expenses	70,009
Collateral on securities loaned, at value	3,920,020
Total liabilities		8,777,078

Net Assets		$ 893,721,337
Net Assets consist of:
Paid in capital		$ 837,486,941
Undistributed net investment income		7,946,607
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,046,464)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		51,334,253
Net Assets		$ 893,721,337

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($17,774,278 ÷ 1,415,156 shares)	$ 12.56

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($611,445,218 ÷ 48,671,859 shares)	$ 12.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($179,830,803 ÷ 14,311,813 shares)	$ 12.57

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($84,671,038 ÷ 6,736,328 shares)	$ 12.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 11,524,815
Interest		438
Income from Fidelity Central Funds		113,644
Income before foreign taxes withheld		11,638,897
Less foreign taxes withheld		(943,183)
Total income		10,695,714

Expenses
Management fee	$ 778,675
Transfer agent fees	245,515
Independent trustees' compensation	1,536
Miscellaneous	592
Total expenses before reductions	1,026,318
Expense reductions	(392,607)	633,711
Net investment income (loss)		10,062,003
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,184,466)
Foreign currency transactions	(259,514)
Futures contracts	314,914
Total net realized gain (loss)		(1,129,066)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $26,473)	31,508,142
Assets and liabilities in foreign currencies	63,092
Futures contracts	1,480,168
Total change in net unrealized appreciation (depreciation)		33,051,402
Net gain (loss)		31,922,336
Net increase (decrease) in net assets resulting from operations		$ 41,984,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,062,003	$ 17,719,281
Net realized gain (loss)	(1,129,066)	144,229
Change in net unrealized appreciation (depreciation)	33,051,402	(22,555,021)
Net increase (decrease) in net assets resulting from operations	41,984,339	(4,691,511)
Distributions to shareholders from net investment income	(17,402,635)	(6,862,481)
Distributions to shareholders from net realized gain	(622,793)	(932,749)
Total distributions	(18,025,428)	(7,795,230)
Share transactions - net increase (decrease)	140,164,270	320,876,989
Redemption fees	49,264	94,494
Total increase (decrease) in net assets	164,172,445	308,484,742

Net Assets
Beginning of period	729,548,892	421,064,150
End of period (including undistributed net investment income of $7,946,607 and undistributed net investment income of $15,287,239, respectively)	$ 893,721,337	$ 729,548,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 12.44	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.37G	.29	.29	.03
Net realized and unrealized gain (loss)	.42	(.32)	1.76	.18	.06
Total from investment operations	.57	.05	2.05	.47	.09
Distributions from net investment income	(.28)	(.18)	(.15)	-	-
Distributions from net realized gain	(.01)	(.03)	(.01)	(.03)	-
Total distributions	(.29)	(.21)	(.16)	(.03)	-
Redemption fees added to paid in capital D	-J	-J	.01	.01	-J
Net asset value, end of period	$ 12.56	$ 12.28	$ 12.44	$ 10.54	$ 10.09
Total ReturnB, C	4.86%	.46%	19.79%	4.81%	.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.34%A	.34%	.34%	.34%	.34%A
Expenses net of fee waivers, if any	.22%A	.22%	.23%	.24%	.24%A
Expenses net of all reductions	.22%A	.22%	.23%	.24%	.24%A
Net investment income (loss)	2.52%A	3.00%G	2.59%	2.88%	1.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,774	$ 15,309	$ 10,037	$ 25,552	$ 1,790
Portfolio turnover rate F	1%A	1%	6%	7%	1%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.29	$ 12.44	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.38G	.30	.30	.03
Net realized and unrealized gain (loss)	.41	(.31)	1.76	.17	.06
Total from investment operations	.56	.07	2.06	.47	.09
Distributions from net investment income	(.28)	(.19)	(.16)	-	-
Distributions from net realized gain	(.01)	(.03)	(.01)	(.03)	-
Total distributions	(.29)	(.22)	(.17)	(.03)	-
Redemption fees added to paid in capital D	-J	-J	.01	.01	-J
Net asset value, end of period	$ 12.56	$ 12.29	$ 12.44	$ 10.54	$ 10.09
Total ReturnB, C	4.82%	.59%	19.88%	4.81%	.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.28%A	.28%	.28%	.28%	.28%A
Expenses net of fee waivers, if any	.18%A	.18%	.18%	.18%	.18%A
Expenses net of all reductions	.18%A	.18%	.18%	.18%	.18%A
Net investment income (loss)	2.56%A	3.04%G	2.64%	2.94%	1.86%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 611,445	$ 485,998	$ 281,895	$ 67,539	$ 17,715
Portfolio turnover rateF	1%A	1%	6%	7%	1%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.67%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.29	$ 12.45	$ 10.55	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.39G	.31	.30	.03
Net realized and unrealized gain (loss)	.42	(.33)	1.76	.18	.06
Total from investment operations	.58	.06	2.07	.48	.09
Distributions from net investment income	(.29)	(.20)	(.17)	-	-
Distributions from net realized gain	(.01)	(.03)	(.01)	(.03)	-
Total distributions	(.30)	(.22)K	(.18)	(.03)	-
Redemption fees added to paid in capital D	-J	-J	.01	.01	-J
Net asset value, end of period	$ 12.57	$ 12.29	$ 12.45	$ 10.55	$ 10.09
Total ReturnB, C	4.95%	.56%	19.94%	4.91%	.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.23%A	.23%	.23%	.23%	.23%A
Expenses net of fee waivers, if any	.13%A	.13%	.13%	.13%	.13%A
Expenses net of all reductions	.13%A	.13%	.13%	.13%	.13%A
Net investment income (loss)	2.61%A	3.09%G	2.69%	2.99%	1.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 179,831	$ 153,983	$ 66,248	$ 21,199	$ 7,567
Portfolio turnover rateF	1%A	1%	6%	7%	1%L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.72%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 12.45	$ 10.56	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.39G	.32	.30	.03
Net realized and unrealized gain (loss)	.41	(.31)	1.74	.19	.06
Total from investment operations	.57	.08	2.06	.49	.09
Distributions from net investment income	(.29)	(.20)	(.17)	-	-
Distributions from net realized gain	(.01)	(.03)	(.01)	(.03)	-
Total distributions	(.30)	(.23)	(.18)	(.03)	-
Redemption fees added to paid in capital D	-J	-J	.01	.01	-J
Net asset value, end of period	$ 12.57	$ 12.30	$ 12.45	$ 10.56	$ 10.09
Total ReturnB, C	4.90%	.67%	19.87%	5.01%	.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.20%A	.20%	.19%	.20%	.20%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%A
Net investment income (loss)	2.64%A	3.12%G	2.72%	3.03%	1.94%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,671	$ 74,259	$ 62,884	$ 117	$ 7,568
Portfolio turnover rate F	1%A	1%	6%	7%	1%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Emerging Markets Index Fund	$ 493,898,606	$ 81,111,728	$ (44,919,434)	$ 36,192,294
Spartan Global ex U.S. Index Fund	846,451,321	108,195,831	(58,324,310)	49,871,521

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration
Spartan Emerging Markets Index Fund	$ (8,392,183)	$ (1,735,644)	$ (10,127,827)
Spartan Global ex U.S. Index Fund	(204,365)	(258,433)	(462,798)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the NAV of shares redeemed from Spartan Emerging Markets Index and Spartan Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

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3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	$ 942,996	$ 385,663
Totals (a)	$ 942,996	$ 385,663
Spartan Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$ 314,914	$ 1,480,168
Totals (a)	$ 314,914	$ 1,480,168

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet

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4. Derivative Instruments - continued

Futures Contracts - continued

initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	148,846,774	2,859,984
Spartan Global ex U.S. Index Fund	160,728,747	3,167,608

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index Fund	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index Fund	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contract, for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Emerging Markets Index Fund	Amount
Investor Class	$ 19,502
Fidelity Advantage Class	184,329
Institutional Class	4,366
$ 208,197
Spartan Global ex U.S. Index Fund
Investor Class	$ 11,158
Fidelity Advantage Class	210,235
Institutional Class	24,122
$ 245,515

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Emerging Markets Index Fund	$ 306
Spartan Global ex U.S. Index Fund	592

During the period, the Funds did not borrow on this line of credit.

Semiannual Report

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Spartan Emerging Markets Index Fund	$ 83,475
Spartan Global ex U.S. Index Fund	95,983

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Emerging Markets Index Fund
Investor Class	.31%	$ 14,009
Fidelity Advantage Class	.20%	277,303
Institutional Class	.13%	21,904
Fidelity Advantage Institutional Class	.10%	103

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

	Expense Limitations	Reimbursement
Spartan Global ex U.S. Index Fund
Investor Class	.22%	$ 9,600
Fidelity Advantage Class	.18%	263,916
Institutional Class	.13%	80,762
Fidelity Advantage Institutional Class	.10%	38,327

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Spartan Emerging Markets Index Fund	$ 7
Spartan Global ex U.S. Index Fund	2

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
Spartan Emerging Markets Index Fund
From net investment income
Investor Class	$ 296,140	$ 196,321
Fidelity Advantage Class	6,143,576	4,268,410
Institutional Class	398,502	5,565
Fidelity Advantage Institutional Class	2,004	154,455
Total	$ 6,840,222	$ 4,624,751
Spartan Global ex U.S. Index Fund
From net investment income
Investor Class	$ 339,065	$ 226,598
Fidelity Advantage Class	11,676,970	4,521,437
Institutional Class	3,619,358	1,107,946
Fidelity Advantage Institutional Class	1,767,242	1,006,500
Total	$ 17,402,635	$ 6,862,481
From net realized gain
Investor Class	$ 12,456	$ 32,059
Fidelity Advantage Class	419,565	621,801
Institutional Class	129,205	147,471
Fidelity Advantage Institutional Class	61,567	131,418
Total	$ 622,793	$ 932,749

Semiannual Report

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	1,636,791	2,118,414	$ 15,959,539	$ 20,793,163
Reinvestment of distributions	28,242	18,567	258,412	174,910
Shares redeemed	(1,115,195)	(1,506,553)	(10,961,142)	(14,651,496)
Net increase (decrease)	549,838	630,428	$ 5,256,809	$ 6,316,577
Fidelity Advantage Class
Shares sold	18,166,089	19,048,224	$ 175,525,454	$ 188,162,218
Reinvestment of distributions	623,839	429,331	5,708,125	4,044,463
Shares redeemed	(5,327,982)	(8,594,278)	(51,193,864)	(83,053,370)
Net increase (decrease)	13,461,946	10,883,277	$ 130,039,715	$ 109,153,311
Institutional Class
Shares sold	2,089,976	2,439,446	$ 20,060,979	$ 23,794,505
Reinvestment of distributions	43,505	590	398,502	5,565
Shares redeemed	(543,228)	(366,209)	(5,307,566)	(3,651,261)
Net increase (decrease)	1,590,253	2,073,827	$ 15,151,915	$ 20,148,809
Fidelity Advantage Institutional Class
Shares sold	8,966	111,992	$ 87,470	$ 1,072,931
Reinvestment of distributions	219	16,379	2,004	154,455
Shares redeemed	(3,107)	(850,397)	(29,855)	(7,894,709)
Net increase (decrease)	6,078	(722,026)	$ 59,619	$ (6,667,323)
Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	687,602	1,766,047	$ 8,201,444	$ 21,906,686
Reinvestment of distributions	29,716	16,896	338,282	200,243
Shares redeemed	(548,418)	(1,343,717)	(6,632,565)	(16,581,244)
Net increase (decrease)	168,900	439,226	$ 1,907,161	$ 5,525,685
Fidelity Advantage Class
Shares sold	16,254,753	22,421,200	$ 194,318,541	$ 280,562,019
Reinvestment of distributions	1,001,076	409,534	11,395,995	4,853,705
Shares redeemed	(8,132,110)	(5,939,074)	(96,875,760)	(73,832,191)
Net increase (decrease)	9,123,719	16,891,660	$ 108,838,776	$ 211,583,533

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Institutional Class
Shares sold	4,745,703	9,020,573	$ 56,922,989	$ 114,310,631
Reinvestment of distributions	329,286	105,927	3,748,563	1,255,417
Shares redeemed	(3,287,725)	(1,923,850)	(39,501,034)	(23,985,703)
Net increase (decrease)	1,787,264	7,202,650	$ 21,170,518	$ 91,580,345
Fidelity Advantage Institutional Class
Shares sold	1,056,193	1,955,903	$ 12,628,416	$ 24,287,152
Reinvestment of distributions	160,651	96,013	1,828,809	1,137,918
Shares redeemed	(517,692)	(1,063,984)	(6,209,410)	(13,237,644)
Net increase (decrease)	699,152	987,932	$ 8,247,815	$ 12,187,426

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EMX-I-GUX-I-SANN-0615
1.929371.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2015